UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-58431

Name of Registrant: Vanguard Valley Forge Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – June 30, 2015

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2015

Vanguard Balanced Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	26
Trustees Approve Advisory Arrangement.	28
Glossary.	29

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by Britishnaval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended June 30, 2015
Total
Returns
Vanguard Balanced Index Fund
Investor Shares	1.00%
Admiral™ Shares	1.06
Institutional Shares	1.07
Balanced Composite Index	1.19
Mixed-Asset Target Allocation Growth Funds Average	1.70

For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2014, Through June 30, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Balanced Index Fund
Investor Shares	$29.68	$29.72	$0.258	$0.000
Admiral Shares	29.68	29.72	0.278	0.000
Institutional Shares	29.68	29.72	0.279	0.000

1

Chairman’s Letter

Dear Shareholder,

The financial markets slowed down over the six months ended June 30, 2015, after performing strongly the previous calendar year. Stocks and bonds faced a variety of issues during the period and struggled to stay in positive territory. Although stocks were able to maintain some gains, bond returns turned negative. Both asset classes registered results below their long-term averages and were well off the paces they’d set since the financial crisis of 2008–2009.

The subdued results of Vanguard Balanced Index reflected this slowdown: Investors Shares returned 1.00% for the six months. The fund’s stock portion makes up about 60% of the portfolio’s assets; it tracks the performance of the entire U.S. stock market as represented by the CRSP US Total Market Index, which returned 1.89%. The fund’s bond portion makes up about 40% of the portfolio’s assets; it tracks the broad U.S. taxable bond market as represented by the Barclays U.S. Aggregate Float Adjusted Index, which returned –0.13%. The fund tightly tracked the performance of its target benchmark, the Balanced Composite Index, and trailed the average return of its peers.

2

As of June 30, the fund’s 30-day SEC yield for Investor Shares was 1.83%, up from 1.71% on December 31, 2014. Yields for the other share classes were somewhat higher, a result of their lower costs.

U.S. stocks held onto gains despite fading at the finish
U.S. stocks traveled a choppy course en route to about a 2% return for the half year as Greece’s debt drama intensified. Mixed economic news, stock valuations perceived as high by some investors, and the strong U.S. dollar’s negative effect on the profits of U.S.-based multinational companies also unsettled markets. On the other side of the ledger, investors seemed reassured by the Federal Reserve’s careful approach to a potential rise in short-term interest rates, by other nations’ monetary stimulus programs, and by corporate earnings that generally surpassed forecasts.

International stocks returned about 5% for U.S. investors; results would have been higher if not for the dollar’s strength against many foreign currencies. Returns for the developed markets of the Pacific region, led by Japan, surpassed those of Europe and emerging markets.

Market Barometer

			Total Returns
		Periods Ended June 30, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	1.71%	7.37%	17.58%
Russell 2000 Index (Small-caps)	4.75	6.49	17.08
Russell 3000 Index (Broad U.S. market)	1.94	7.29	17.54
FTSE All-World ex US Index (International)	4.61	-4.36	8.16

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-0.10%	1.86%	3.35%
Barclays Municipal Bond Index (Broad tax-exempt market)	0.11	3.00	4.50
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.02	0.05

CPI
Consumer Price Index	1.63%	0.12%	1.83%

3

After bursting from the gate, bond prices lost momentum
Strong results in January didn’t hold up for the broad U.S. taxable bond market, which returned –0.10% for the half year after declining in four of the six months. The yield of the 10-year Treasury note ended June at 2.33%, up from 2.19% six months earlier. (Bond prices and yields move in opposite directions.)

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –5.43% as the dollar’s strength limited returns. Without this currency effect, returns were just marginally negative. As investors grew more confident about Europe’s economic growth, European bond yields bounced back from their very low (and in some cases, negative) levels.

Returns were negligible for money market funds and savings accounts, which remained handcuffed by the Fed’s target of 0%–0.25% for short-term rates.

Health care remained strong as many sectors struggled
Vanguard Balanced Index Fund offers investors access to the entire U.S. stock and bond markets. The low-cost portfolio is simple in concept yet sophisticated in its index management techniques. Vanguard’s Equity Investment Group and Fixed Income Group, the fund’s advisors, use their skill and experience to track its two indexes.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Average
Balanced Index Fund	0.23%	0.09%	0.08%	0.96%

The fund expense ratios shown are from the prospectus dated April 29, 2015, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2015, the fund’s annualized expense ratios were 0.21% for Investor Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2014.

Peer group: Mixed-Asset Target Allocation Growth Funds.

4

As the broad stock market’s rebound from the financial crisis stretched into its seventh year, gains weren’t as widespread or as robust as they had been for most of the prior six years. Health care stocks were an exception. The sector, which returned about 12%, accounted for most of the fund’s returns. Health care providers and biotechnology and pharmaceutical companies provided most of the strength, but medical equipment and medical supply companies also made a difference.

Consumer services stocks also bolstered the fund. Impressive results from certain internet, drug, home improvement, and specialty retailers ultimately lifted the category, which returned almost 5%. The fund’s largest sector, financials, returned less than 1%. Modest gains by banks and several investment firms were offset by some declines by REITs (real estate investment trusts) and property and casualty insurance companies.

Returns for basic materials, industrials, technology, and consumer goods ranged between about –1% and about 1%. Oil and gas stocks, which pared their losses from earlier periods as oil prices bounced back a bit, returned about –4%.

The utilities sector was the worst performer, returning nearly –11% as investors who had favored high-yielding utility stocks in 2014 focused on other opportunities, given the possibility of a rise in interest rates later this year.

Bond returns dipped slightly as the Fed remained vigilant
Competing forces triggered volatility in the broad U.S. taxable bond market, which circled back to a slightly negative return over the period.

The Fed has been extremely cautious in its approach to raising short-term interest rates, but the prospect of an eventual hike remains a concern to bond investors. This is because such moves reduce the value of outstanding bonds.

At the same time, bond prices received some support from investors seeking safe-haven assets amid the Greek debt crisis and uneven global economic growth.

Treasury and government agency bonds were essentially flat over the six months––the modest returns they recorded over the first half of the period deteriorated in the second.

Corporate bonds, which posted losses of less than –1%, followed a more volatile path, climbing higher but falling harder as investors reined in their risk exposure.

Bonds at the shorter end of the maturity spectrum outperformed longer-term bonds, which are more vulnerable to rises in interest rates.

As your investment costs go down, your chance for success can go up
Being an investor can be frustrating at times: You’re planning for your financial future, but some factors—for example, the

5

financial markets—are beyond your control. Although you can’t control the markets, you do have some choice in how much you pay to invest in them. And what you pay can greatly affect your chance for investing success.

At Vanguard, as you know, we take minimizing costs seriously. Indeed, that’s one of our four investment principles. (You can read more in

Vanguard’s Principles for Investing Success, available at vanguard.com/ research.) Paying less in expenses has an intuitive, immediate appeal.

Less obvious, perhaps, is the enormous advantage that low costs can offer over time.

Imagine two well-diversified portfolios, each with a starting balance of $100,000 and each earning a yearly return of 6%, which is reinvested over a 30-year period. In one scenario, the investor pays 0.25% of assets every year, while in the other the investor pays 0.90%. (Keep in mind that this is a hypothetical example and doesn’t represent any particular investment.)

After 30 years, the lower-cost portfolio has a balance of more than $530,000, while the higher-cost portfolio has a balance of almost $440,000. What might seem like a trifling cost difference at the start becomes a meaningful difference in the long term—in this example, nearly $100,000.

Increasingly, investors recognize the importance of minimizing costs. According to Morningstar, over the past ten years, 95% of mutual fund cash flows have gone into funds ranked in the lowest 20% in terms of their expenses. We’re pleased to see this trend, because it means investors are keeping more of their returns and, by doing so, they’ve given themselves a better chance of reaching their financial goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 20, 2015

6

Balanced Index Fund

Fund Profile
As of June 30, 2015

Share-Class Characteristics

	Investor	Admiral	Institutional
	Shares	Shares	Shares
Ticker Symbol	VBINX	VBIAX	VBAIX
Expense Ratio[1]	0.23%	0.09%	0.08%
30-Day SEC Yield	1.83%	1.97%	1.98%

Equity and Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,403	3,803
Median Market Cap	$49.0B	$48.4B
Price/Earnings Ratio	21.6x	21.7x
Price/Book Ratio	2.8x	2.8x
Return on Equity	17.8%	17.5%
Earnings Growth
Rate	11.7%	11.5%
Dividend Yield	1.9%	1.9%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	67%	—
Short-Term
Reserves	2.3%	—

Fixed Income Characteristics
		Barclays
		Aggregate
		Float Adj
	Fund	Index
Number of Bonds	6,266	9,454
Yield to Maturity
(before expenses)	2.3%	2.3%
Average Coupon	3.2%	3.2%
Average Duration	5.7 years	5.7 years
Average Effective
Maturity	7.9 years	7.8 years

Total Fund Volatility Measures

		CRSP US
	Balanced	Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.95
Beta	1.00	0.59

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Apple Inc.	Computer Hardware	3.2%
Exxon Mobil Corp.	Integrated Oil & Gas	1.5
Microsoft Corp.	Software	1.4
Google Inc.	Internet	1.4
Johnson & Johnson	Pharmaceuticals	1.2
Wells Fargo & Co.	Banks	1.2
JPMorgan Chase & Co.	Banks	1.1
General Electric Co.	Diversified Industrials	1.1
Berkshire Hathaway Inc.	Reinsurance	1.1
Pfizer Inc.	Pharmaceuticals	0.9
Top Ten		14.1%
Top Ten as % of Total Net Assets		8.4%

The holdings listed exclude any temporary cash investments and equity index products.

Fund Asset Allocation

1 The expense ratios shown are from the prospectus dated April 29, 2015, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2015, the annualized expense ratios were 0.21% for Investor Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares.

7

Balanced Index Fund

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	2.6%	2.7%
Consumer Goods	9.8	9.8
Consumer Services	14.0	14.0
Financials	19.1	19.1
Health Care	14.3	14.3
Industrials	12.4	12.3
Oil & Gas	7.2	7.2
Technology	15.7	15.7
Telecommunications	2.0	2.0
Utilities	2.9	2.9

Sector Diversification (% of fixed income
portfolio)
Asset-Backed	3.2%
Finance	8.5
Foreign	5.8
Government Mortgage-Backed	20.3
Industrial	15.9
Treasury/Agency	43.4
Utilities	2.0
Other	0.9

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of fixed income portfolio)

U.S. Government	63.0%
Aaa	6.1
Aa	3.8
A	12.8
Baa	14.3

Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

8

Balanced Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2004, Through June 30, 2015

Balanced Index Fund Investor Shares
Balanced Composite Index

For a benchmark description, see the Glossary.
Note: For 2015, performance data reflect the six months ended June 30, 2015.

Average Annual Total Returns: Periods Ended June 30, 2015

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	11/9/1992	4.95%	11.71%	2.59%	4.36%	6.95%
Admiral Shares	11/13/2000	5.10	11.87	2.72	4.36	7.08
Institutional Shares	12/1/2000	5.11	11.88	2.75	4.36	7.11

See Financial Highlights for dividend and capital gains information.

9

Balanced Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials †		405,979	1.5%

Consumer Goods
Procter & Gamble Co.	1,738,298	136,004	0.5%
Coca-Cola Co.	2,691,666	105,594	0.4%
PepsiCo Inc.	1,007,105	94,003	0.4%
Philip Morris International Inc.	1,055,499	84,619	0.3%
Altria Group Inc.	1,338,981	65,490	0.3%
Consumer Goods—Other †		1,012,962	3.9%
		1,498,672	5.8%
Consumer Services
Walt Disney Co.	1,039,739	118,676	0.5%
* Amazon.com Inc.	253,132	109,882	0.4%
Home Depot Inc.	884,038	98,243	0.4%
Comcast Corp. Class A	1,499,120	90,157	0.3%
CVS Health Corp.	785,234	82,355	0.3%
Wal-Mart Stores Inc.	917,075	65,048	0.3%
Consumer Services—Other †		1,583,744	6.1%
		2,148,105	8.3%
Financials
Wells Fargo & Co.	3,225,810	181,420	0.7%
JPMorgan Chase & Co.	2,575,917	174,544	0.7%
* Berkshire Hathaway Inc. Class B	1,143,340	155,620	0.6%
Bank of America Corp.	6,672,076	113,559	0.4%
Citigroup Inc.	1,812,838	100,141	0.4%
Visa Inc. Class A	1,333,572	89,549	0.3%
Financials—Other †		2,117,374	8.2%
		2,932,207	11.3%

10

Balanced Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Health Care
Johnson & Johnson	1,904,547	185,617	0.7%
Pfizer Inc.	4,239,523	142,151	0.5%
Gilead Sciences Inc.	1,000,235	117,108	0.5%
Merck & Co. Inc.	1,933,057	110,049	0.4%
Amgen Inc.	521,139	80,005	0.3%
UnitedHealth Group Inc.	649,325	79,218	0.3%
Bristol-Myers Squibb Co.	1,140,145	75,865	0.3%
AbbVie Inc.	1,118,490	75,151	0.3%
Medtronic plc	987,608	73,182	0.3%
* Allergan plc	239,308	72,620	0.3%
* Biogen Inc.	160,379	64,784	0.3%
Health Care—Other †		1,128,306	4.3%
		2,204,056	8.5%
Industrials
General Electric Co.	6,537,646	173,705	0.6%
3M Co.	454,203	70,084	0.3%
Industrials—Other †		1,659,795	6.4%
		1,903,584	7.3%
Oil & Gas
Exxon Mobil Corp.	2,860,984	238,034	0.9%
Chevron Corp.	1,296,931	125,115	0.5%
Schlumberger Ltd.	867,817	74,797	0.3%
Oil & Gas—Other †		672,297	2.6%
		1,110,243	4.3%
Technology
Apple Inc.	3,922,519	491,982	1.9%
Microsoft Corp.	4,956,370	218,824	0.8%
* Facebook Inc. Class A	1,463,524	125,519	0.5%
* Google Inc. Class A	196,270	105,994	0.4%
* Google Inc. Class C	200,444	104,333	0.4%
Intel Corp.	3,248,231	98,795	0.4%
International Business Machines Corp.	606,810	98,704	0.4%
Cisco Systems Inc.	3,471,590	95,330	0.3%
Oracle Corp.	2,237,892	90,187	0.3%
QUALCOMM Inc.	1,113,633	69,747	0.3%
Technology—Other †		908,554	3.5%
		2,407,969	9.2%
Telecommunications
Verizon Communications Inc.	2,832,887	132,041	0.5%
AT&T Inc.	3,609,229	128,200	0.5%
Telecommunications—Other †		51,674	0.2%
		311,915	1.2%

Utilities †		440,636	1.7%
Total Common Stocks (Cost $7,510,977)		15,363,366	59.1%[1]

11

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	0.875%	4/30/17	74,125	74,484	0.3%
	United States Treasury Note/Bond	2.500%	5/15/24	64,818	65,830	0.3%
	United States Treasury Note/Bond	2.750%	11/15/42	70,649	65,417	0.2%
2	United States Treasury
	Note/Bond	0.375%–9.125%	5/15/16–5/15/45	3,831,472	3,942,741	15.2%
					4,148,472	16.0%
Agency Bonds and Notes
3	Federal Home Loan
	Mortgage Corp.	0.500%–6.750%	7/18/16–7/15/32	104,274	106,799	0.4%
3	Federal National
	Mortgage Assn.	0.000%–7.250%	7/5/16–7/15/37	131,315	136,846	0.5%
	Agency Bonds and Notes—Other †				93,526	0.4%
					337,171	1.3%
Conventional Mortgage-Backed Securities
[3,4,5] Fannie Mae Pool		3.500%	7/1/45	70,350	72,461	0.3%
[3,4,5] Fannie Mae Pool		2.000%–10.500%	7/1/15–7/1/45	801,791	848,647	3.3%
[3,4,5] Freddie Mac Gold Pool		2.000%–10.000%	1/1/16–7/1/45	523,128	550,525	2.1%
[4,5]	Ginnie Mae I Pool	3.000%–10.000%	5/15/17–7/1/45	146,242	157,821	0.6%
[4,5]	Ginnie Mae II Pool	3.500%	7/1/45	65,480	67,956	0.2%
[4,5]	Ginnie Mae II Pool	2.500%–7.000%	3/20/18–8/1/45	397,642	420,673	1.6%
					2,118,083	8.1%
Nonconventional Mortgage-Backed Securities
[3,4,6] Fannie Mae Pool		1.466%–6.099%	11/1/33–12/1/43	24,783	25,839	0.1%
[3,4,6] Freddie Mac Non Gold Pool		1.485%–5.825%	11/1/34–11/1/43	6,284	6,591	0.0%
[4,6]	Ginnie Mae II Pool	1.625%–5.000%	7/20/38–12/20/43	10,729	11,077	0.1%
					43,507	0.2%
Total U.S. Government and Agency Obligations (Cost $6,572,378)					6,647,233	25.6%
[7]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $329,540) †					335,242	1.3%
Corporate Bonds
Finance
7	Banking †				601,573	2.3%
	Brokerage †				23,264	0.1%
7	Finance Companies †				62,246	0.2%
	Insurance †				130,321	0.5%
	Other Finance †				863	0.0%
7	Real Estate Investment Trusts †				73,362	0.3%
					891,629	3.4%
Industrial
	Basic Industry †				136,576	0.5%
7	Capital Goods †				125,602	0.5%
7	Communication †				275,952	1.1%
7	Consumer Cyclical †				179,211	0.7%
7	Consumer Noncyclical †				401,400	1.5%

12

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
7	Energy †				309,320	1.2%
	Other Industrial †				6,659	0.0%
	Technology
	Apple Inc.	0.900%–4.450%	5/5/17–5/13/45	25,000	24,312	0.1%
7	Technology—Other †				138,916	0.5%
7	Transportation †				63,634	0.3%
					1,661,582	6.4%
Utilities
7	Electric †				200,383	0.8%
	Natural Gas †				9,936	0.0%
	Other Utility †				3,212	0.0%
					213,531	0.8%
Total Corporate Bonds (Cost $2,737,879)					2,766,742	10.6%
[7]Sovereign Bonds (U.S. Dollar-Denominated) (Cost $608,208) †					611,963	2.3%
Taxable Municipal Bonds (Cost $90,538) †					96,777	0.4%
Temporary Cash Investments
U.S. Government and Agency Obligations[8]
[3,8]	Fannie Mae Discount Notes	0.070%	7/15/15	400	400	0.0%
3	Freddie Mac Discount Notes	0.125%	10/30/15	500	500	0.0%
	U.S. Government and Agency
	Obligations—Other †				10,998	0.1%
					11,898	0.1%

				Shares
Money Market Fund
[9,10] Vanguard Market Liquidity Fund		0.137%		729,959,893	729,960	2.8%
Total Temporary Cash Investments (Cost $741,858)					741,858	2.9%[1]
[11]Total Investments (Cost $18,591,378)					26,563,181	102.2%
Other Assets and Liabilities
Other Assets					282,229	1.1%
Liabilities[10]					(856,268)	(3.3%)
					(574,039)	(2.2%)
Net Assets					25,989,142	100.0%

13

Balanced Index Fund

At June 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	18,027,530
Undistributed Net Investment Income	1,105
Accumulated Net Realized Losses	(9,810)
Unrealized Appreciation (Depreciation)
Investment Securities	7,971,803
Futures Contracts	(1,486)
Net Assets	25,989,142

Investor Shares—Net Assets
Applicable to 106,089,874 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,152,928
Net Asset Value Per Share—Investor Shares	$29.72

Admiral Shares—Net Assets
Applicable to 512,360,047 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	15,227,125
Net Asset Value Per Share—Admiral Shares	$29.72

Institutional Shares—Net Assets
Applicable to 256,005,712 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,609,089
Net Asset Value Per Share—Institutional Shares	$29.72

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 59.5% and 2.5%, respectively, of net assets.
2 Securities with a value of $847,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2015.
6 Adjustable-rate security.
7 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate value of these securities was $63,263,000, representing 0.2% of net assets.
8 Securities with a value of $4,299,000 have been segregated as initial margin for open futures contracts.
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
10 Includes $31,824,000 of collateral received for securities on loan.
11 The total value of securities on loan is $29,833,000.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Balanced Index Fund

Statement of Operations

Six Months Ended
June 30, 2015
($000)
Investment Income
Income
Dividends[1]	140,462
Interest[2]	120,921
Securities Lending	1,283
Total Income	262,666
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,224
Management and Administrative—Investor Shares	2,793
Management and Administrative—Admiral Shares	3,398
Management and Administrative—Institutional Shares	1,351
Marketing and Distribution—Investor Shares	362
Marketing and Distribution—Admiral Shares	1,023
Marketing and Distribution—Institutional Shares	495
Custodian Fees	119
Shareholders’ Reports—Investor Shares	23
Shareholders’ Reports—Admiral Shares	29
Shareholders’ Reports—Institutional Shares	31
Trustees’ Fees and Expenses	10
Total Expenses	10,858
Net Investment Income	251,808
Realized Net Gain (Loss)
Investment Securities Sold	139,903
Futures Contracts	7,975
Realized Net Gain (Loss)	147,878
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(135,494)
Futures Contracts	(4,646)
Change in Unrealized Appreciation (Depreciation)	(140,140)
Net Increase (Decrease) in Net Assets Resulting from Operations	259,546

1 Dividends are net of foreign withholding taxes of $32,000.
2 Interest income from an affiliated company of the fund was $504,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Balanced Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	251,808	457,550
Realized Net Gain (Loss)	147,878	(51,797)
Change in Unrealized Appreciation (Depreciation)	(140,140)	1,782,692
Net Increase (Decrease) in Net Assets Resulting from Operations	259,546	2,188,445
Distributions
Net Investment Income
Investor Shares	(27,520)	(57,154)
Admiral Shares	(139,544)	(236,289)
Signal Shares	—	(23,382)
Institutional Shares	(70,766)	(140,353)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Total Distributions	(237,830)	(457,178)
Capital Share Transactions
Investor Shares	(25,254)	(34,643)
Admiral Shares	1,107,561	3,544,403
Signal Shares	—	(2,142,930)
Institutional Shares	207,032	(70,502)
Net Increase (Decrease) from Capital Share Transactions	1,289,339	1,296,328
Total Increase (Decrease)	1,311,055	3,027,595
Net Assets
Beginning of Period	24,678,087	21,650,492
End of Period[1]	25,989,142	24,678,087

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $1,105,000 and ($12,873,000).

See accompanying Notes, which are an integral part of the Financial Statements.

16

Balanced Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$29.68	$27.52	$23.76	$21.78	$21.38	$19.35
Investment Operations
Net Investment Income	. 274.531		.473	.486	.482	.477
Net Realized and Unrealized Gain (Loss)
on Investments	.024	2.160	3.754	1.971	.395	2.032
Total from Investment Operations	.298	2.691	4.227	2.457	.877	2.509
Distributions
Dividends from Net Investment Income	(. 258)	(. 531)	(. 467)	(. 477)	(. 477)	(. 479)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 258)	(. 531)	(. 467)	(. 477)	(. 477)	(. 479)
Net Asset Value, End of Period	$29.72	$29.68	$27.52	$23.76	$21.78	$21.38

Total Return[1]	1.00%	9.84%	17.91%	11.33%	4.14%	13.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,153	$3,174	$2,974	$2,844	$1,921	$2,306
Ratio of Total Expenses to
Average Net Assets	0.21%	0.23%	0.24%	0.24%	0.24%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.85%	1.87%	1.84%	2.13%	2.22%	2.38%
Portfolio Turnover Rate	67%[2]	53%[2]	47%[2]	43%[2]	67%[2]	49%[2]

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 26%, 27%, 27%, 25%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Balanced Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$29.68	$27.52	$23.76	$21.78	$21.38	$19.35
Investment Operations
Net Investment Income	. 294.572		.513	.520	.514	.506
Net Realized and Unrealized Gain (Loss)
on Investments	.024	2.158	3.755	1.970	.395	2.032
Total from Investment Operations	.318	2.730	4.268	2.490	.909	2.538
Distributions
Dividends from Net Investment Income	(. 278)	(. 570)	(. 508)	(. 510)	(. 509)	(. 508)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 278)	(. 570)	(. 508)	(. 510)	(. 509)	(. 508)
Net Asset Value, End of Period	$29.72	$29.68	$27.52	$23.76	$21.78	$21.38

Total Return[1]	1.06%	9.99%	18.10%	11.49%	4.29%	13.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,227	$14,112	$9,688	$7,407	$4,254	$3,840
Ratio of Total Expenses to
Average Net Assets	0.07%	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.99%	2.01%	1.99%	2.27%	2.36%	2.52%
Portfolio Turnover Rate	67%[2]	53%[2]	47%[2]	43%[2]	67%[2]	49%[2]

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 26%, 27%, 27%, 25%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Balanced Index Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$29.68	$27.52	$23.76	$21.78	$21.38	$19.35
Investment Operations
Net Investment Income	. 297.574		.515	.523	.519	.515
Net Realized and Unrealized Gain (Loss)
on Investments	.022	2.159	3.755	1.971	.394	2.032
Total from Investment Operations	.319	2.733	4.270	2.494	.913	2.547
Distributions
Dividends from Net Investment Income	(. 279)	(. 573)	(. 510)	(. 514)	(. 513)	(. 517)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 279)	(. 573)	(. 510)	(. 514)	(. 513)	(. 517)
Net Asset Value, End of Period	$29.72	$29.68	$27.52	$23.76	$21.78	$21.38

Total Return	1.07%	10.00%	18.11%	11.51%	4.31%	13.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,609	$7,392	$6,938	$5,554	$4,224	$3,446
Ratio of Total Expenses to
Average Net Assets	0.06%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.00%	2.02%	2.00%	2.29%	2.38%	2.56%
Portfolio Turnover Rate	67%[1]	53%[1]	47%[1]	43%[1]	67%[1]	49%[1]

The expense ratio, net income ratio, and turnover rate for the current period have been annualized. 1 Includes 26%, 27%, 27%, 25%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Balanced Index Fund

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Prior to October 24, 2014, the fund offered Signal Shares. Effective at the close of business on October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

20

Balanced Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and for the period ended June 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

21

Balanced Index Fund

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2015, or at any time during the period then ended.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At June 30, 2015, the fund had contributed capital of $2,310,000 to Vanguard

22

Balanced Index Fund

(included in Other Assets), representing 0.01% of the fund’s net assets and 0.92% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,363,179	—	187
U.S. Government and Agency Obligations	—	6,647,233	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	334,881	361
Corporate Bonds	—	2,766,742	—
Sovereign Bonds	—	611,963	—
Taxable Municipal Bonds	—	96,777	—
Temporary Cash Investments	729,960	11,898	—
Futures Contracts—Assets[1]	190	—	—
Total	16,093,329	10,469,494	548
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2015	95	48,792	(581)
E-mini S&P 500 Index	September 2015	210	21,571	(613)
E-mini Russell 2000 Index	September 2015	88	11,004	(106)
E-mini S&P MidCap Index	September 2015	73	10,936	(186)
				(1,486)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

23

Balanced Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2015, the fund realized $81,158 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at Decmber 31, 2014, the fund had available capital losses totaling $71,890,000 to offset future net capital gains. Of this amount, $15,654,000 is subject to expiration on December 31, 2017. Capital losses fo $56,236,000 realized beginning in fiscal 2014 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2015, the cost of investment securities for tax purposes was $18,591,672,000. Net unrealized appreciation of investment securities for tax purposes was $7,971,509,000, consisting of unrealized gains of $8,116,587,000 on securities that had risen in value since their purchase and $145,078,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2015, the fund purchased $1,710,720,000 of investment securities and sold $1,027,525,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $7,842,023,000 and $7,473,266,000, respectively. Total purchases and sales include $0 and $109,581,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

24

Balanced Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2015	December 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	424,822	14,143	673,944	23,674
Issued in Lieu of Cash Distributions	26,578	886	55,415	1,917
Redeemed	(476,654)	(15,882)	(764,002)	(26,702)
Net Increase (Decrease)—Investor Shares	(25,254)	(853)	(34,643)	(1,111)
Admiral Shares
Issued[1]	2,107,970	70,162	4,678,524	163,183
Issued in Lieu of Cash Distributions	130,346	4,344	221,524	7,642
Redeemed	(1,130,755)	(37,610)	(1,355,645)	(47,367)
Net Increase (Decrease)—Admiral Shares	1,107,561	36,896	3,544,403	123,458
Signal Shares
Issued	—	—	484,304	17,474
Issued in Lieu of Cash Distributions	—	—	22,438	799
Redeemed[1]	—	—	(2,649,672)	(93,577)
Net Increase (Decrease)—Signal Shares	—	—	(2,142,930)	(75,304)
Institutional Shares
Issued	512,727	17,093	1,037,892	36,307
Issued in Lieu of Cash Distributions	68,766	2,292	136,305	4,717
Redeemed	(374,461)	(12,419)	(1,244,699)	(44,046)
Net Increase (Decrease)—Institutional Shares	207,032	6,966	(70,502)	(3,022)

1 Admiral Shares Issued and Signal Shares Redeemed include $1,231,690,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2015, that would require recognition or disclosure in these financial statements.

25

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

26

Six Months Ended June 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	12/31/2014	6/30/2015	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,009.98	$1.05
Admiral Shares	1,000.00	1,010.65	0.35
Institutional Shares	1,000.00	1,010.68	0.30
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.75	$1.05
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.21% for Investor Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

27

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Balanced Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment and Fixed Income Groups—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. Both the Equity Investment Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

28

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays and are from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

29

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

30

Benchmark Information

Balanced Composite Index: Weighted 60% Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) and 40% Lehman Brothers U.S. Aggregate Bond Index through May 31, 2005; 60% MSCI US Broad Market Index and 40% Barclays U.S. Aggregate Bond Index through December 31, 2009; 60% MSCI US Broad Market Index and 40% Barclays U.S. Aggregate Float Adjusted Index through January 14, 2013; and 60% CRSP US Total Market Index and 40% Barclays U.S. Aggregate Float Adjusted Index thereafter.

31

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 193 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester,	Occupation(s) During the Past Five Years and Other
Amerigroup Corporation (managed health care), the	Experience: Corporate Vice President and Chief
University of Rochester Medical Center, Monroe	Global Diversity Officer (retired 2008) and Member
Community College Foundation, and North Carolina	of the Executive Committee (1997–2008) of Johnson
A&T University.	& Johnson (pharmaceuticals/medical devices/
consumer products); Director of Skytop Lodge
Corporation (hotels), the University Medical Center
at Princeton, the Robert Wood Johnson Foundation,
and the Center for Talent Innovation; Member of
the Advisory Board of the Institute for Women’s
Leadership at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee; Board Member of	Heidi Stam
TIFF Advisory Services, Inc., and Catholic Investment	Born 1956. Secretary Since July 2005. Principal
Services, Inc. (investment advisors); Member of	Occupation(s) During the Past Five Years and Other
the Investment Advisory Committee of Major	Experience: Managing Director of The Vanguard
League Baseball.	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	Michael S. Miller
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Paul A. Heller	Thomas M. Rampulla
the Museum of Fine Arts Boston.	Martha G. King	Glenn W. Reed
	John T. Marcante	Karin A. Risi
Peter F. Volanakis	Chris D. McIsaac
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer	Chairman Emeritus and Senior Advisor
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College;	Chairman, 1996–2009
Member of the Advisory Board of the Norris Cotton	Chief Executive Officer and President, 1996–2008
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q022 082015

Semiannual Report | June 30, 2015

Vanguard Managed Payout Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	6
Fund Profile.	9
Performance Summary.	10
Financial Statements.	11
About Your Fund’s Expenses.	22
Trustees Approve Advisory Arrangement.	24
Glossary.	25

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended June 30, 2015
					Total
					Returns
Vanguard Managed Payout Fund					2.18%
Managed Payout Composite Index					1.38
For a benchmark description, see the Glossary.
Vanguard owns a pending patent application for its Managed Payout Fund under U.S. Patent Application No. 2009-0076980-A1.

Your Fund’s Performance at a Glance
December 31, 2014, Through June 30, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital	Return of
	Share Price	Share Price	Dividends	Gains	Capital
Vanguard Managed Payout Fund	$18.90	$18.96	$0.353	$0.000	$0.000

The fund pays monthly and other distributions that may include some combination of dividend income, return of capital, and capital gains. The tax characteristics of these distributions, however, cannot be determined until after the end of the year.

1

Chairman’s Letter

Dear Shareholder,

Amid muted, but positive, returns for stocks and negative returns for bonds, Vanguard Managed Payout Fund returned 2.18% for the six months ended June 30, 2015. Your fund’s performance was nearly one percentage point ahead of its composite benchmark index.

Vanguard Managed Payout Fund invests in seven underlying Vanguard funds (and has a small stake in commodity-linked investments). As part of its active management strategy, the fund’s advisor, Vanguard Equity Investment Group, through its Quantitative Equity Group, periodically adjusts the fund’s investment allocations—which can differ from those of its benchmark.

The benchmark consists of three primary asset classes: 60% equities (36% U.S. stocks and 24% international stocks), 35% fixed income (24.5% U.S. bonds and 10.5% currency-hedged international bonds), and 5% commodities. The advisor’s modestly higher combined stake in international developed and emerging equities (via three underlying Vanguard funds) lifted relative performance for the six months.

U.S. stocks held onto gains despite fading at the finish
U.S. stocks traveled a choppy course en-route to a return of about 2% for the half year as Greece’s debt drama intensified. Mixed economic news, stock valuations perceived as high by some investors, and the strong U.S. dollar’s negative effect on the profits of U.S.-based multinational

2

companies also unsettled markets. On the other side of the ledger, investors seemed reassured by the Federal Reserve’s careful approach to a potential rise in short-term interest rates and by other nations’ monetary stimulus programs.

International stocks returned about 5% for U.S. investors; results would have been higher if not for the dollar’s strength against many foreign currencies. Returns for the developed markets of the Pacific region, led by Japan, surpassed those of Europe and emerging markets.

After bursting from the gate, bond prices lost momentum
Strong results in January didn’t hold up for the broad U.S. taxable bond market, which returned –0.10% for the half year after declining in four of the six months. The yield of the 10-year Treasury note ended June at 2.33%, up from 2.19% six months earlier. (Bond prices and yields move in opposite directions.)

Returns were negligible for money market funds and savings accounts, which remained handcuffed by the Fed’s target of 0%–0.25% for short-term rates.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –5.43% as the dollar’s strength limited results. Without this currency effect, returns were just marginally negative. As investors grew more confident about Europe’s economic

Market Barometer

			Total Returns
		Periods Ended June 30, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	1.71%	7.37%	17.58%
Russell 2000 Index (Small-caps)	4.75	6.49	17.08
Russell 3000 Index (Broad U.S. market)	1.94	7.29	17.54
FTSE All-World ex US Index (International)	4.61	-4.36	8.16

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-0.10%	1.86%	3.35%
Barclays Municipal Bond Index (Broad tax-exempt market)	0.11	3.00	4.50
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.02	0.05

CPI
Consumer Price Index	1.63%	0.12%	1.83%

3

growth, European bond yields bounced back from their very low (and in some cases, negative) levels.

Traditional equity funds gained while other investments slipped
To meet its investment objective of a 4% target annual distribution rate, Vanguard Managed Payout Fund invests in a well-diversified portfolio of Vanguard stock and bond funds, as well as the commodities-linked holdings I mentioned earlier.

For the six months, the four traditional (long-only) stock funds advanced, but the bond funds and other investments declined slightly. Of course, negative returns aren’t as welcome as gains, but they’re a by-product of the type of diversification that has been proven to serve investors well in the long run across economic and market cycles.

Vanguard Total International Stock Index Fund led Managed Payout’s investments for the period, with a 5.38% return. (For underlying funds with multiple share classes, returns cited are for Investor Shares.) Close behind, with a 4.81% return, was Vanguard Global Minimum Volatility Fund, which has about half its holdings in non-U.S.-listed companies. As the U.S. dollar gained strength during much of the half year, Vanguard Equity Investment Group’s strategy of reducing volatility by managing the foreign currency exposure associated with the fund’s non-U.S. holdings was beneficial.

Meanwhile, Vanguard Emerging Markets Stock Index Fund returned 3.76%. And Vanguard Total Stock Market Index Fund, which invests in U.S. companies and is one of the Managed Payout Fund’s two largest equity holdings, returned 1.84%. Even though returns were more modest than in the recent past, some U.S. market indexes notched fresh closing highs during the half year.

In the fixed income portfolio, as global interest rates generally rose, the two underlying bond funds posted negative returns: –0.21% for Vanguard Total Bond Market II Index Fund and –0.84% for Vanguard Total International Bond Index Fund. Vanguard Market Neutral Fund, which has both long and short U.S. equity positions, returned –1.13%.

As in 2014, the fund’s roughly 5% commodities stake was its weakest performer, as the Bloomberg Commodity Index returned –1.57%. Even though oil prices firmed somewhat from year-end levels, prices of many other commodities fell.

Please note that, as we previously announced, the Managed Payout Fund will add an allocation to Vanguard Alternative Strategies Fund when it becomes available for investment—which is expected to be in the second half of 2015. For more on your fund’s positioning and the advisor’s strategy during the half year, please see the Advisor’s Report that follows this letter.

4

Promoting good corporate governance is one way we protect your interests
Our core purpose is “to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.” This means more than offering smart investments, trustworthy guidance, and low fees. It also means working with the companies held by Vanguard funds to make sure that your interests remain paramount.

Because promoting good corporate governance supports our core purpose, we want to inform our investors—regardless of which Vanguard fund they may own—about our efforts in this area. As one of the world’s largest investment managers, we are making our voice heard in corporate boardrooms to promote the highest standards of stewardship. Our advocacy encompasses a range of corporate governance issues, including executive compensation and succession planning, board composition and effectiveness, oversight of strategy and risk, and communication with shareholders.

We also exert our influence in a very important way when Vanguard funds cast their proxy votes at companies’ shareholder meetings.

This is another example of how we work hard to represent your best interests. Good governance, we believe, is essential for any company seeking to maximize its long-term returns to shareholders. You can learn more about our efforts at vanguard.com/corporategovernance.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 17, 2015

5

Advisor’s Report

For the six months ended June 30, 2015, Vanguard Managed Payout Fund returned 2.18%, outpacing the 1.38% return of its composite benchmark. So far, it has been a challenging year in the financial markets, with many ups and downs in the equity market and nearly flat performance by fixed income.

Investment objective
It is important to remember that this fund has a dual objective of attempting to beat the benchmark’s performance and produce absolute return that matches the fund’s distribution (4%) plus inflation. For the trailing three- and five-year periods ended June 30, the fund met both objectives. Its average annual return for both periods was more than 1 percentage point higher than that of its benchmark and exceeded the distribution rate plus inflation.

Although beating the benchmark is a near-term objective, total return is a much more challenging one, which we plan to achieve over the intermediate-and long-term. A large portion of the return is driven by equity and fixed income markets that can fluctuate significantly over a short-term period. Therefore, we expect that individual-year results—such as those over the past 12 months—may significantly fluctuate from the objective of “4% plus inflation.” Our systematic and quantitative assessment of opportunities is focused on adding value over time within a tightly risk-controlled approach.

Successes and challenges
The first half of the year was dominated by macroeconomic news that ranged from strong U.S. labor market gains to uncertainty related to Greek’s debt crisis. With the U.S. labor market approaching the Federal Reserve’s goal, the Fed is expected to raise short-term rates from near zero later this year.

Unlike in 2014, developed international and emerging markets outperformed U.S. equities in the first half of 2015. An even stronger dollar did not stop valuation-based advancement of international equities. According to the Bloomberg Dollar Spot Index, the dollar peaked in March 2015 and has been relatively stable since. Our above-benchmark stake in international equities (including emerging markets) helped the Managed Payout Fund outperform.

Our equity allocation includes Vanguard Global Minimum Volatility Fund, reflecting our cautious view on general market volatility and the valuation of the world’s equity. The mainstream indicator of volatility, VIX (the CBOE Volatility Index), spiked in January and June but in general was below its historic average. Although volatility was relatively low, the Global Minimum Volatility Fund performed well compared to our benchmark equity compositions, contributing significantly to our outperformance. As the dollar appreciated in the half year, the Global Minimum Volatility Fund’s currency

6

hedging strategy helped, compared with an unhedged global equity benchmark. It’s important to note, however, that the Global Minimum Volatility Fund seeks to manage foreign currency exposure as part of its volatility-reduction strategy, not to take a view on currency movements.

As we mentioned in our annual report, our decision to continue underweighting fixed income proved successful. Interest rates rose globally during the first half of the year, putting pressure on bond prices. The U.S. 10-year Treasury yield generally rose from the end of January through June, while German 10-year bund yields bottomed below 0.1% in April and sharply rose to almost 1.0% in June. This volatility left the U.S. and ex-U.S. aggregate bond indexes with a negative total return for the period.

Commodities and Vanguard Market Neutral Fund held back the fund’s performance. We did not have any active view in the commodity space and kept exposure at 5%. The Bloomberg Commodity Index returned –1.57%, and the Market Neutral Fund returned –1.13%. We believe that these asset categories are an important part of the diversified portfolio and provide benefits that are not captured by long-only equity and fixed income.

Lastly, at the beginning of March, we made one material change to the fund’s asset allocation. As U.S. equity kept testing the upper boundary of valuations, we shifted 5% of assets from U.S. stocks into U.S.-denominated cash. This ended our slight overweight to equities and had no material impact on performance.

Outlook
Although we are no longer overweighting equities, we continue tilting their exposure toward international developed and emerging markets. Non-U.S. markets still look more attractive from a valuation perspective, and we expect to see better performance from those regions. We plan to keep a significant part of equities in the Global Minimum Volatility Fund. Recently, we observed a spike in volatility, and we would like to protect our portfolio from unexpected macro-driven uncertainties in the health of the global economy, specifically in the euro zone and China. Given that we do not anticipate robust fixed income returns, we will continue our commitment to the Market Neutral Fund until we see global yields improve.

Finally, we anticipate including the new Vanguard Alternative Strategies Fund (ASF) in the Managed Payout Fund’s allocation when it launches. ASF will be a good addition to the asset allocation toolbox and will provide us with access to an asset class whose returns are uncorrelated to returns of other asset classes.

7

Capital markets may be unpredictable in the short-term, but we believe that our decisions position us well over the medium-to long-term. We continue to monitor conditions and position the portfolio within the risk-controlled framework.

Thank you for entrusting us with your investments. We look forward to providing our next update to you in six months.

Portfolio Managers:

John Ameriks, Principal

Michael H. Buek, CFA, Principal

Vanguard Equity Investment Group

July 17, 2015

8

Managed Payout Fund

Fund Profile
As of June 30, 2015

Total Fund Characteristics
Ticker Symbol	VPGDX
30-Day SEC Yield	1.76%
Acquired Fund Fees and Expenses[1]	0.42%

Allocation to Underlying Investments
Vanguard Global Minimum Volatility Fund
Investor Shares	21.4%
Vanguard Total Stock Market Index Fund
Investor Shares	21.0
Vanguard Total International Stock Index
Fund Investor Shares	15.7
Vanguard Total Bond Market II Index Fund
Investor Shares	13.7
Vanguard Market Neutral Fund Investor
Shares	10.2
Vanguard Total International Bond Index
Fund Investor Shares	7.4
Vanguard Emerging Markets Stock Index
Fund Investor Shares	5.3
Commodities	5.3

The table above does not reflect the fund’s allocation to short-term reserves.

Total Fund Volatility Measures
	Managed	DJ
	Payout	U.S. Total
	Composite	Market
	Index	FA Index
R-Squared	0.97	0.80
Beta	1.05	0.59

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated April 29, 2015—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Managed Payout Fund invests. For the six months ended June 30, 2015, the fund’s annualized expense figure totals 0.33%, representing the fund’s own annualized expense ratio of 0.01% together with acquired fund fees and expenses of 0.32%. (Approximately 33% of the total expenses are attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund.)

9

Managed Payout Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 2, 2008, Through June 30, 2015

Managed Payout Fund
Managed Payout Composite Index

For a benchmark description, see the Glossary.
Note: For 2015, performance data reflect the six months ended June 30, 2015.

Average Annual Total Returns: Periods Ended June 30, 2015

					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Managed Payout Fund	5/2/2008	2.15%	10.68%	3.17%	1.66%	4.83%

See Financial Highlights for dividend and capital gains information.

10

Managed Payout Fund

Consolidated Financial Statements (unaudited)

Consolidated Statement of Net Assets
As of June 30, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (89.9%)
U.S. Stock Fund (20.0%)
Vanguard Total Stock Market Index Fund Investor Shares	6,192,881	322,586

Global Stock Fund (20.3%)
Vanguard Global Minimum Volatility Fund Investor Shares	28,375,466	328,020

International Stock Funds (19.9%)
Vanguard Total International Stock Index Fund Investor Shares	14,892,162	240,806
Vanguard Emerging Markets Stock Index Fund Investor Shares	3,110,898	80,915
		321,721
U.S. Bond Fund (13.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	19,735,451	210,972

International Bond Fund (7.0%)
Vanguard Total International Bond Index Fund Investor Shares	10,822,611	113,096

Market Neutral Fund (9.7%)
* Vanguard Market Neutral Fund Investor Shares	13,764,185	156,499
Total Investment Companies (Cost $1,233,144)		1,452,894
Temporary Cash Investments (10.1%)[2]
Money Market Fund (5.0%)
1 Vanguard Market Liquidity Fund, 0.137%	81,629,742	81,630

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (5.1%)
[3,4] Fannie Mae Discount Notes, 0.070%, 7/1/15	600	600
[3,4] Fannie Mae Discount Notes, 0.050%, 7/8/15	700	700
[3,4] Fannie Mae Discount Notes, 0.080%, 7/22/15	800	800
[3,4] Fannie Mae Discount Notes, 0.080%, 7/29/15	6,000	6,000
[3,4] Fannie Mae Discount Notes, 0.080%, 8/10/15	1,826	1,826
[3,4] Fannie Mae Discount Notes, 0.085%, 8/17/15	1,235	1,235
[3,4] Fannie Mae Discount Notes, 0.070%-0.080%, 9/2/15	2,094	2,094
[3,4] Fannie Mae Discount Notes, 0.065%-0.070%, 9/9/15	4,041	4,040
[3,4] Fannie Mae Discount Notes, 0.085%, 9/23/15	436	436
[3,4] Fannie Mae Discount Notes, 0.070%-0.100%, 9/30/15	2,510	2,509

11

Managed Payout Fund

		Face	Market
		Amount	Value•
		($000)	($000)
[3,5,6] Federal Home Loan Bank Discount Notes, 0.085%, 7/15/15		22,000	21,999
[3,5] Federal Home Loan Bank Discount Notes, 0.090%, 7/22/15		2,000	2,000
[3,4] Freddie Mac Discount Notes, 0.070%, 7/1/15		2,000	2,000
[3,4] Freddie Mac Discount Notes, 0.080%, 7/7/15		1,700	1,700
[3,4] Freddie Mac Discount Notes, 0.070%, 7/10/15		1,735	1,735
[3,4] Freddie Mac Discount Notes, 0.080%, 7/13/15		2,000	2,000
[3,4] Freddie Mac Discount Notes, 0.075%, 7/20/15		4,440	4,440
[3,4] Freddie Mac Discount Notes, 0.065%, 7/24/15		3,300	3,300
[3,4] Freddie Mac Discount Notes, 0.080%, 8/3/15		700	700
[3,4] Freddie Mac Discount Notes, 0.080%, 8/5/15		1,500	1,500
[3,4] Freddie Mac Discount Notes, 0.080%, 8/10/15		600	600
[3,4] Freddie Mac Discount Notes, 0.075%, 8/14/15		500	500
[3,4] Freddie Mac Discount Notes, 0.070%, 9/9/15		2,224	2,223
[3,4] Freddie Mac Discount Notes, 0.080%, 9/17/15		3,288	3,287
3	United States Treasury Note/Bond, 0.250%, 7/15/15	2,678	2,678
3	United States Treasury Note/Bond, 0.250%, 7/31/15	4,997	4,997
3	United States Treasury Note/Bond, 1.750%, 7/31/15	1,597	1,599
3	United States Treasury Note/Bond, 0.250%, 9/15/15	5,000	5,002
			82,500
Total Temporary Cash Investments (Cost $164,132)			164,130
Total Investments (100.0%) (Cost $1,397,276)			1,617,024
Other Assets and Liabilities (0.0%)
Other Assets			2,523
Liabilities			(2,881)
			(358)
Net Assets (100%)
Applicable to 85,267,305 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			1,616,666
Net Asset Value Per Share			$18.96

12

Managed Payout Fund

At June 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	1,415,015
Overdistributed Net Investment Income	(19,309)
Accumulated Net Realized Gains	1,212
Unrealized Appreciation (Depreciation)	219,748
Net Assets	1,616,666

• See Note A in Notes to Financial Statements.
* Non-income-producing security. For the 12 months ended June 30, 2015, the fund has not paid a dividend.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 5.1% and 5%, respectively, of net assets.
3 Security is owned by Vanguard MPF Portfolio, which is a wholly owned subsidiary of Managed Payout Fund.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $5,288,000 have been segregated as collateral for open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

13

Managed Payout Fund

Consolidated Statement of Operations

Six Months Ended
June 30, 2015
($000)
Investment Income
Income
Income Distributions Received	9,920
Interest[1]	46
Total Income	9,966
Expenses—Note B
Management and Administrative	68
Trustees’ Fees and Expenses	17
Total Expenses	85
Net Investment Income	9,881
Realized Net Gain (Loss)
Capital Gain Distributions Received	150
Investment Securities Sold	1,062
Swap Contracts	565
Realized Net Gain (Loss)	1,777
Change in Unrealized Appreciation (Depreciation)	23,049
Net Increase (Decrease) in Net Assets Resulting from Operations	34,707
1 Interest income from an affiliated company of the fund was $36,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Managed Payout Fund

Consolidated Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,881	29,379
Realized Net Gain (Loss)	1,777	25,310
Change in Unrealized Appreciation (Depreciation)	23,049	28,550
Net Increase (Decrease) in Net Assets Resulting from Operations	34,707	83,239
Distributions
Net Investment Income	(29,755)	(42,815)
Realized Capital Gain[1]	—	(10,387)
Return of Capital	—	(3,432)
Total Distributions	(29,755)	(56,634)
Capital Share Transactions
Issued	164,454	353,164
Issued in Connection with Acquisition
of Vanguard Managed Payout Growth Focus Fund	—	110,199
Issued in Connection with Acquisition
of Vanguard Managed Payout Distribution Focus Fund	—	746,728
Issued in Lieu of Cash Distributions	11,257	22,931
Redeemed	(130,504)	(284,127)
Net Increase (Decrease) from Capital Share Transactions	45,207	948,895
Total Increase (Decrease)	50,159	975,500
Net Assets
Beginning of Period	1,566,507	591,007
End of Period[2]	1,616,666	1,566,507

1 Includes fiscal 2014 short-term gain distributions totaling $7,476,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($19,309,000) and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Managed Payout Fund

Consolidated Financial Highlights

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$18.90	$18.54	$17.62	$16.61	$17.26	$15.92
Investment Operations
Net Investment Income	.120	. 384[1]	.326[1]	.337	.340	.318[1]
Capital Gain Distributions Received	.002	.152[1]	.021[1]	.027	.028	.050[1]
Net Realized and Unrealized Gain (Loss)
on Investments	.291	.530	2.408	1.437	(.242)	1.733
Total from Investment Operations	.413	1.066	2.755	1.801	.126	2.101
Distributions
Dividends from Net Investment Income	(. 353)	(. 535)	(. 439)	(. 417)	(. 410)	(. 658)
Distributions from Realized Capital Gains	—	(.128)[2]	(. 871) [3]	—	—	—
Return of Capital	—	(. 043)	(. 525)	(. 374)	(. 366)	(.103)
Total Distributions	(. 353)	(.706)	(1.835)	(.791)	(.776)	(.761)
Net Asset Value, End of Period	$18.96	$18.90	$18.54	$17.62	$16.61	$17.26

Total Return	2.18%	5.83%	15.97%	11.02%	0.69%	13.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,617	$1,567	$591	$373	$293	$256
Ratio of Total Expenses to
Average Net Assets	0.01%	0.01%	0.03%	0.03%[4]	—	—
Acquired Fund Fees and Expenses	0.32%	0.37%	0.31%	0.40%	0.39%	0.37%
Ratio of Net Investment Income to
Average Net Assets	1.23%	1.99%	1.76%	1.96%	1.97%	1.98%
Portfolio Turnover Rate	9%	23%	48%	32%	33%	44%[5]

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes $.035 from long-term capital gains and $.093 from short-term capital gains. Short-term gain distributions are treated as ordinary income for tax purposes.
3 Includes $.710 from long-term capital gains and $.161 from short-term capital gains. Short-term gain distributions are treated as ordinary income for tax purposes.
4 Annualized.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Managed Payout Fund

Notes to Consolidated Financial Statements

Vanguard Managed Payout Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash. Financial statements and other information about each underlying Vanguard fund are available on vanguard.com.

The Consolidated Financial Statements include Vanguard MPF Portfolio (“the subsidiary”), which commenced operations on February 23, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of June 30, 2015, the fund held $82,003,000 in the subsidiary, representing 5% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

Prior to commencement of the subsidiary, the fund achieved its targeted commodity exposure through direct commodity-linked investments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund gains exposure to commodities through the subsidiary’s investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Consolidated Statement of Net Assets and Consolidated Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties,

17

Managed Payout Fund

and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counter-party may terminate open contracts if the subsidiary’s net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged.

Any securities pledged as collateral for open contracts are noted in the Consolidated Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2015, the subsidiary’s average amount of total return swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and because it does not carry on a U.S. trade or business, is generally not subject to U.S. federal income tax. In addition, the subsidiary is not subject to Cayman Islands income tax. The subsidiary will distribute any earnings and profits to the fund each year, and such income will be qualifying income to the fund. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014) and for the period ended June 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions are determined based on a specified percentage payout rate of 4% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. Effective January 1, 2015, the monthly distribution rate is $.0589 per share. Distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2015, or at any time during the period then ended.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income includes distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

18

Managed Payout Fund

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended June 30, 2015, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard and the funds in which the fund invests.

Under a separate agreement, The Vanguard Group provides corporate management and administrative services to the subsidiary in return for an annual fee of 0.40% of average net assets. VGMF I (Cayman) Limited (Trustee) is a controlled subsidiary of Maples Trustee Services (Cayman) Limited, which receives from the subsidiary a stated fee plus reasonable additional expenses incurred.

The subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Expenses to Average Net Assets in the Consolidated Financial Highlights. Expenses of Vanguard mutual funds in which the fund invests are reflected in the Acquired Fund Fees and Expenses in the Consolidated Financial Highlights.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	1,452,894	—	—
Temporary Cash Investments	81,630	82,500	—
Total	1,534,524	82,500	—

D. At June 30, 2015, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Credit Suisse Custom 34
Total Return Index	7/31/15	CSI	82,007	(0.245%)	—
CSI—Credit Suisse International.

19

Managed Payout Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

Realized and unrealized gains (losses) on certain of the subsidiary’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized gains of $565,000 on swap contracts have been reclassified from accumulated net realized gains to overdistributed net investment income.

At June 30, 2015, the cost of investment securities for tax purposes was $1,397,276,000. Net unrealized appreciation of investment securities for tax purposes was $219,748,000, consisting of unrealized gains of $219,750,000 on securities that had risen in value since their purchase and $2,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2015, the fund purchased $72,708,000 of investment securities and sold $210,745,000 of investment securities, other than temporary cash investments.

Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Dec. 31,		Proceeds			June 30,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Emerging Markets
Stock Index Fund	75,564	6,614	3,500	814	—	80,915
Vanguard Global Minimum
Volatility Fund	319,257	2,500	9,000	—	—	328,020
Vanguard Market Liquidity Fund	148	NA2	NA [2]	36	—	81,630
Vanguard Market Neutral Fund	153,164	5,100	—	—	—	156,499
Vanguard Total Bond
Market II Index Fund	206,911	20,319	13,294	2,338	150	210,972
Vanguard Total International
Bond Index Fund	110,713	4,167	—	767	—	113,096
Vanguard Total International
Stock Index Fund	231,512	12,371	12,774	3,271	—	240,806
Vanguard Total Stock
Market Index Fund	396,695	10,297	89,891	2,730	—	322,586
Total	1,493,964	61,368	128,459	9,956	150	1,534,524

1 Includes net realized gain (loss) on affiliated investment securities sold of $29,114,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

20

Managed Payout Fund

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2015	December 31, 2014
	Shares	Shares
	(000)	(000)
Issued	8,584	18,702
Issued in Connection with Acquisition of
Vanguard Managed Payout Growth Focus Fund	—	5,943
Issued in Connection with Acquisition of
Vanguard Managed Payout Distribution Focus Fund	—	40,275
Issued in Lieu of Cash Distributions	587	1,215
Redeemed	(6,809)	(15,108)
Net Increase (Decrease) in Shares Outstanding	2,362	51,027

H. On January 17, 2014, Vanguard Managed Payout Growth and Distribution Fund acquired all of the net assets of Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund pursuant to a plan of reorganization approved by the funds’ board of trustees on September 26, 2013. The purpose of the transaction was to combine three funds with comparable investment objectives. The acquisition was accomplished by a tax-free exchange of 46,218,000 of Vanguard Managed Payout Growth and Distribution Fund’s capital shares for the 5,322,000 shares of Vanguard Managed Payout Growth Focus Fund and the 52,217,000 shares of Vanguard Managed Payout Distribution Focus Fund outstanding as of close of business on January 17, 2014. Vanguard Managed Payout Growth Focus Fund’s net assets of $110,199,000, including $10,696,000 of unrealized appreciation, and Vanguard Managed Payout Distribution Focus Fund’s net assets of $746,728,000, including $91,239,000 of unrealized appreciation, were combined with Vanguard Managed Payout Growth and Distribution Fund’s net assets of $604,190,000, resulting in combined net assets of $1,461,117,000 after the merger. Immediately following the merger, Vanguard Managed Payout Growth and Distribution Fund was renamed Vanguard Managed Payout Fund.

I. Management has determined that no material events or transactions occurred subsequent to June 30, 2015, that would require recognition or disclosure in these financial statements.

21

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. The Managed Payout Fund, in addition to its own expenses, bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the expense ratio and the acquired fund fees and expenses for the Managed Payout Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

22

Six Months Ended June 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Managed Payout Fund	12/31/2014	6/30/2015	Period
Based on Actual Fund Return	$1,000.00	$1,021.81	$1.65
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.16	1.66

These calculations are based on the fund’s expense ratio for the most recent six-month period together with its acquired fund fees and expenses. The combined, annualized expense figure for the period shown is 0.33%. The dollar amount shown as “Expenses Paid” is equal to the expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

23

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Managed Payout Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard’s Equity Investment Group—through its Equity Index Group and Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2008 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. Both the Equity Index and Quantitative Equity Groups adhere to a sound, disciplined investment management process; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the fund’s performance since its inception in 2008, including any periods of outperformance or underperformance relative to a benchmark index. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the expenses of each of the underlying funds in which the Managed Payout Fund invests are well below their peer-group averages. Information about the fund’s expenses and acquired fund fees and expenses appears in the About Your Funds’ Expenses section of this report as well as in the Consolidated Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that Vanguard’s at-cost arrangement with the fund and its underlying funds ensures that the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

24

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Benchmark Information

Managed Payout Composite Index: Weighted 36% CRSP US Total Market Index, 24.5% Barclays U.S. Aggregate Float Adjusted Index, 24% FTSE Global All Cap ex US Index, 10.5% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), and 5% Bloomberg Commodity Index as of May 1, 2015. In prior periods, the composite was 42% CRSP US Total Market Index, 28% Barclays U.S. Aggregate Float Adjusted Index, 18% FTSE Global All Cap ex US Index, 7% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), and 5% Bloomberg Commodity Index (Dow Jones-UBS Commodity Index through June 30, 2014) through April 30, 2015; and 35% CRSP US Total Market Index (MSCI US Broad Market Index through May 31, 2013), 12% Barclays U.S. Aggregate Float Adjusted Index (Barclays U.S. Aggregate Bond Index through December 31, 2009), 15% FTSE Global All Cap ex US Index (MSCI All Country World ex USA Investable Market Index through May 31, 2013), 3% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), 15% Citigroup Three-Month U.S. Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% REIT Spliced Index (MSCI US REIT Index adjusted to include a 2% cash position through April 30, 2009) through January 31, 2014. International stock benchmark returns are adjusted for withholding taxes.

25

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 193 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester,	Occupation(s) During the Past Five Years and Other
Amerigroup Corporation (managed health care), the	Experience: Corporate Vice President and Chief
University of Rochester Medical Center, Monroe	Global Diversity Officer (retired 2008) and Member
Community College Foundation, and North Carolina	of the Executive Committee (1997–2008) of Johnson
A&T University.	& Johnson (pharmaceuticals/medical devices/
consumer products); Director of Skytop Lodge
Corporation (hotels), the University Medical Center
at Princeton, the Robert Wood Johnson Foundation,
and the Center for Talent Innovation; Member of
the Advisory Board of the Institute for Women’s
Leadership at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee; Board Member of	Heidi Stam
TIFF Advisory Services, Inc., and Catholic Investment	Born 1956. Secretary Since July 2005. Principal
Services, Inc. (investment advisors); Member of	Occupation(s) During the Past Five Years and Other
the Investment Advisory Committee of Major	Experience: Managing Director of The Vanguard
League Baseball.	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	Michael S. Miller
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Paul A. Heller	Thomas M. Rampulla
the Museum of Fine Arts Boston.	Martha G. King	Glenn W. Reed
	John T. Marcante	Karin A. Risi
Peter F. Volanakis	Chris D. McIsaac
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer	Chairman Emeritus and Senior Advisor
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College;	Chairman, 1996–2009
Member of the Advisory Board of the Norris Cotton	Chief Executive Officer and President, 1996–2008
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14972 082015

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (59.1%)[1]
Basic Materials (1.5%)
	Dow Chemical Co.	803,992	41,140
	EI du Pont de Nemours & Co.	619,978	39,648
	LyondellBasell Industries NV Class A	260,018	26,917
	Praxair Inc.	202,711	24,234
	PPG Industries Inc.	185,788	21,314
	Ecolab Inc.	184,404	20,851
	Air Products & Chemicals Inc.	133,180	18,223
	International Paper Co.	297,748	14,170
	Nucor Corp.	260,244	11,469
	Sigma-Aldrich Corp.	81,085	11,299
	CF Industries Holdings Inc.	161,600	10,388
	Newmont Mining Corp.	376,178	8,788
	Eastman Chemical Co.	97,107	7,945
	Celanese Corp. Class A	105,291	7,568
	International Flavors & Fragrances Inc.	54,889	5,999
	Ashland Inc.	46,749	5,699
	Freeport-McMoRan Inc.	299,088	5,569
	Airgas Inc.	47,011	4,973
	FMC Corp.	94,553	4,969
*	WR Grace & Co.	49,347	4,949
	RPM International Inc.	89,812	4,398
	Albemarle Corp.	78,791	4,355
	Steel Dynamics Inc.	192,472	3,987
	Avery Dennison Corp.	62,043	3,781
	Reliance Steel & Aluminum Co.	61,833	3,740
	Huntsman Corp.	155,311	3,428
	Mosaic Co.	70,507	3,303
	NewMarket Corp.	7,106	3,154
	Cytec Industries Inc.	48,672	2,946
	Royal Gold Inc.	47,747	2,941
*	Axalta Coating Systems Ltd.	85,714	2,835
	Alcoa Inc.	247,483	2,759
	Allegheny Technologies Inc.	88,103	2,661
	Compass Minerals International Inc.	31,645	2,599
*	Platform Specialty Products Corp.	99,314	2,540
	United States Steel Corp.	118,862	2,451
	PolyOne Corp.	60,680	2,377
	Sensient Technologies Corp.	31,682	2,165
	Commercial Metals Co.	127,831	2,056
	Axiall Corp.	53,276	1,921
	Westlake Chemical Corp.	26,726	1,833
	Carpenter Technology Corp.	47,175	1,825
*	Polypore International Inc.	30,152	1,805
	Domtar Corp.	42,974	1,779
	Cabot Corp.	42,448	1,583
	Minerals Technologies Inc.	23,092	1,573
	Olin Corp.	52,609	1,418
	HB Fuller Co.	33,733	1,370
	Kaiser Aluminum Corp.	16,221	1,348
*	Stillwater Mining Co.	116,013	1,345
	KapStone Paper and Packaging Corp.	57,616	1,332
*	Chemtura Corp.	46,208	1,308
	CONSOL Energy Inc.	59,344	1,290
^	US Silica Holdings Inc.	40,949	1,202
	Worthington Industries Inc.	38,342	1,153
	Balchem Corp.	20,471	1,141
	Globe Specialty Metals Inc.	59,125	1,046
	Hecla Mining Co.	355,589	935
	Tronox Ltd. Class A	63,777	933
	A Schulman Inc.	21,266	930
	SunCoke Energy Inc.	66,454	864

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Cambrex Corp.	19,120	840
*	Ferro Corp.	49,386	829
*	Clearwater Paper Corp.	13,582	778
*	RTI International Metals Inc.	24,639	777
	Innophos Holdings Inc.	14,710	774
	OM Group Inc.	21,800	732
	Calgon Carbon Corp.	37,780	732
	Stepan Co.	13,316	721
	Neenah Paper Inc.	12,101	713
*	AK Steel Holding Corp.	180,684	699
*	Coeur Mining Inc.	119,966	685
	PH Glatfelter Co.	30,014	660
*	Resolute Forest Products Inc.	58,192	655
	Innospec Inc.	14,207	640
	Rayonier Advanced Materials Inc.	37,370	608
	Quaker Chemical Corp.	6,839	608
*	Horsehead Holding Corp.	51,137	599
	Haynes International Inc.	11,639	574
*	LSB Industries Inc.	13,859	566
	Aceto Corp.	22,266	548
*	Century Aluminum Co.	51,916	541
^	Cliffs Natural Resources Inc.	116,655	505
	Deltic Timber Corp.	6,307	427
*	Intrepid Potash Inc.	29,431	351
	Koppers Holdings Inc.	13,005	321
*,^	FMSA Holdings Inc.	39,050	320
*	OMNOVA Solutions Inc.	42,153	316
*	Kraton Performance Polymers Inc.	12,921	309
	Tredegar Corp.	13,065	289
	Olympic Steel Inc.	14,519	253
	Wausau Paper Corp.	27,396	251
	Hawkins Inc.	6,172	249
	Gold Resource Corp.	82,922	229
*	Veritiv Corp.	5,308	194
*	Westmoreland Coal Co.	9,188	191
*	Rentech Inc.	175,857	188
*	Real Industry Inc.	16,202	184
*,^	Uranium Energy Corp.	114,700	182
*	Handy & Harman Ltd.	5,100	177
	American Vanguard Corp.	12,311	170
	Ampco-Pittsburgh Corp.	10,863	164
*	Cloud Peak Energy Inc.	33,275	155
*	NL Industries Inc.	20,054	149
*	Senomyx Inc.	26,231	141
	Synalloy Corp.	9,475	130
*	Alpha Natural Resources Inc.	428,800	129
	FutureFuel Corp.	9,700	125
	Chase Corp.	3,079	122
	Kronos Worldwide Inc.	10,200	112
*,^	Arch Coal Inc.	323,000	110
*	Energy Fuels Inc.	22,042	98
	KMG Chemicals Inc.	3,499	89
*	Universal Stainless & Alloy Products Inc.	4,338	85
	Noranda Aluminum Holding Corp.	90,833	77
^	Walter Energy Inc.	333,885	73
*	General Moly Inc.	96,309	68
*	Northern Technologies International Corp.	2,900	47
	United-Guardian Inc.	2,401	46
*	Univar Inc.	1,350	35
	Centrus Energy Corp. Class A	7,300	30
*,^	Paramount Gold Nevada Corp.	11,995	18
*	Solitario Exploration & Royalty Corp.	27,160	17
*	Comstock Mining Inc.	28,500	17
*	Codexis Inc.	3,479	14

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Uranium Resources Inc.	10,101	9
*	Verso Corp.	13,766	9
*	Midway Gold Corp.	198,350	3
	Peabody Energy Corp.	87	—
			405,979
Consumer Goods (5.8%)
	Procter & Gamble Co.	1,738,298	136,004
	Coca-Cola Co.	2,691,666	105,594
	PepsiCo Inc.	1,007,105	94,003
	Philip Morris International Inc.	1,055,499	84,619
	Altria Group Inc.	1,338,981	65,490
	NIKE Inc. Class B	473,850	51,185
	Mondelez International Inc. Class A	1,058,368	43,541
	Colgate-Palmolive Co.	644,257	42,141
	Ford Motor Co.	2,767,278	41,537
	Monsanto Co.	331,288	35,312
	Kraft Foods Group Inc.	403,017	34,313
	Kimberly-Clark Corp.	260,805	27,637
	General Motors Co.	762,691	25,420
	Johnson Controls Inc.	461,765	22,871
	General Mills Inc.	405,911	22,617
	Reynolds American Inc.	282,312	21,077
	Archer-Daniels-Midland Co.	422,418	20,369
*,^	Tesla Motors Inc.	66,777	17,914
	Delphi Automotive plc	196,784	16,744
	VF Corp.	239,045	16,671
*	Monster Beverage Corp.	103,861	13,919
	Estee Lauder Cos. Inc. Class A	157,187	13,622
*	Electronic Arts Inc.	203,518	13,534
	Constellation Brands Inc. Class A	110,948	12,872
	ConAgra Foods Inc.	290,236	12,689
	Mead Johnson Nutrition Co.	137,914	12,443
	Stanley Black & Decker Inc.	104,266	10,973
	Kellogg Co.	168,365	10,556
*	Under Armour Inc. Class A	125,982	10,512
	Clorox Co.	98,381	10,234
	Dr Pepper Snapple Group Inc.	130,203	9,492
	Whirlpool Corp.	53,672	9,288
	Hanesbrands Inc.	274,664	9,152
	Tyson Foods Inc. Class A	208,870	8,904
	BorgWarner Inc.	155,966	8,865
	Genuine Parts Co.	97,861	8,761
	Hershey Co.	97,280	8,641
	Harley-Davidson Inc.	152,104	8,571
	JM Smucker Co.	77,091	8,357
	Activision Blizzard Inc.	342,999	8,304
	Bunge Ltd.	93,531	8,212
*	Mohawk Industries Inc.	42,070	8,031
	Church & Dwight Co. Inc.	96,706	7,846
	Newell Rubbermaid Inc.	185,174	7,612
	Brown-Forman Corp. Class B	72,690	7,282
	Molson Coors Brewing Co. Class B	102,133	7,130
	PVH Corp.	60,141	6,928
	Coach Inc.	198,953	6,886
	Energizer Holdings Inc.	50,329	6,621
	Campbell Soup Co.	137,390	6,547
	Lennar Corp. Class A	125,554	6,408
*	Jarden Corp.	123,753	6,404
	Polaris Industries Inc.	42,768	6,334
	DR Horton Inc.	230,726	6,313
	Snap-on Inc.	39,246	6,250
	Coca-Cola Enterprises Inc.	143,846	6,249
	Mattel Inc.	239,026	6,141
	Keurig Green Mountain Inc.	79,904	6,123

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	McCormick & Co. Inc.	74,899	6,063
	Lear Corp.	52,882	5,937
*	WhiteWave Foods Co. Class A	119,256	5,829
	Goodyear Tire & Rubber Co.	190,718	5,750
	Harman International Industries Inc.	48,285	5,743
	Ralph Lauren Corp. Class A	43,215	5,720
	Hasbro Inc.	76,364	5,711
*	LKQ Corp.	186,470	5,640
	Leucadia National Corp.	210,933	5,121
	Hormel Foods Corp.	89,933	5,069
*	WABCO Holdings Inc.	39,406	4,875
	PulteGroup Inc.	229,753	4,629
*	lululemon athletica Inc.	70,336	4,593
*	Hain Celestial Group Inc.	69,542	4,580
*	Toll Brothers Inc.	115,426	4,408
*	Middleby Corp.	38,854	4,361
	Leggett & Platt Inc.	88,699	4,318
	Ingredion Inc.	47,870	3,820
	Carter's Inc.	34,561	3,674
	Pinnacle Foods Inc.	79,024	3,599
*	NVR Inc.	2,600	3,484
*	Visteon Corp.	31,167	3,272
	Brunswick Corp.	62,026	3,155
*	Skechers U.S.A. Inc. Class A	28,726	3,154
	Gentex Corp.	187,274	3,075
*	Tempur Sealy International Inc.	41,194	2,715
	Flowers Foods Inc.	119,660	2,531
*,^	Herbalife Ltd.	44,020	2,425
*	GoPro Inc. Class A	45,510	2,399
	Thor Industries Inc.	40,482	2,278
	Dana Holding Corp.	109,864	2,261
*	Tenneco Inc.	38,756	2,226
*	TreeHouse Foods Inc.	27,325	2,214
*	Fossil Group Inc.	31,511	2,186
	Wolverine World Wide Inc.	70,016	1,994
*	Kate Spade & Co.	92,128	1,984
*	Post Holdings Inc.	36,536	1,970
	Avon Products Inc.	311,905	1,952
	Pool Corp.	27,684	1,943
*	Vista Outdoor Inc.	42,846	1,924
*	Helen of Troy Ltd.	19,453	1,896
	Tupperware Brands Corp.	28,644	1,849
	Spectrum Brands Holdings Inc.	17,999	1,836
	Nu Skin Enterprises Inc. Class A	38,821	1,830
	Scotts Miracle-Gro Co. Class A	30,533	1,808
*	G-III Apparel Group Ltd.	25,566	1,799
*	Darling Ingredients Inc.	119,568	1,753
*	Deckers Outdoor Corp.	24,006	1,728
*	Steven Madden Ltd.	38,237	1,636
	Coty Inc. Class A	49,601	1,586
	HNI Corp.	29,688	1,519
*	TRI Pointe Homes Inc.	97,415	1,490
*	Take-Two Interactive Software Inc.	53,829	1,484
	Ryland Group Inc.	31,116	1,443
*	Boston Beer Co. Inc. Class A	6,154	1,428
*	Zynga Inc. Class A	491,869	1,407
	Vector Group Ltd.	59,713	1,401
	Cooper Tire & Rubber Co.	39,287	1,329
*	Gentherm Inc.	23,892	1,312
	Columbia Sportswear Co.	21,252	1,285
*	Meritage Homes Corp.	27,145	1,278
	Herman Miller Inc.	42,085	1,217
	Snyder's-Lance Inc.	37,432	1,208
	KB Home	72,628	1,206

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Lancaster Colony Corp.	12,753	1,159
	B&G Foods Inc.	38,977	1,112
	J&J Snack Foods Corp.	10,008	1,108
*	Fitbit Inc.	27,751	1,061
*	Standard Pacific Corp.	117,921	1,051
	Fresh Del Monte Produce Inc.	27,156	1,050
	Sanderson Farms Inc.	13,963	1,049
*	Select Comfort Corp.	34,864	1,048
	Steelcase Inc. Class A	55,028	1,041
	Cal-Maine Foods Inc.	19,344	1,010
*	Iconix Brand Group Inc.	40,311	1,007
	Dean Foods Co.	60,127	972
*	Dorman Products Inc.	20,331	969
	Interface Inc. Class A	38,594	967
	MDC Holdings Inc.	31,807	953
*	American Axle & Manufacturing Holdings Inc.	45,473	951
	Knoll Inc.	37,546	940
	Oxford Industries Inc.	10,625	929
	Universal Corp.	16,025	919
	La-Z-Boy Inc.	33,661	887
^	Pilgrim's Pride Corp.	37,635	864
*	Seaboard Corp.	237	853
	Schweitzer-Mauduit International Inc.	20,942	835
	Andersons Inc.	21,233	828
*	Crocs Inc.	55,484	816
	WD-40 Co.	8,917	777
*	TiVo Inc.	76,018	771
	Drew Industries Inc.	12,922	750
*	USANA Health Sciences Inc.	5,014	685
*	Tumi Holdings Inc.	32,400	665
	Libbey Inc.	15,729	650
	Nutrisystem Inc.	25,976	646
	Winnebago Industries Inc.	26,569	627
	Briggs & Stratton Corp.	30,814	593
	Phibro Animal Health Corp. Class A	14,803	576
	Remy International Inc.	25,871	572
*	iRobot Corp.	17,280	551
	Inter Parfums Inc.	16,144	548
*	Universal Electronics Inc.	10,955	546
*	Wayfair Inc.	13,916	524
	Ethan Allen Interiors Inc.	19,828	522
	Standard Motor Products Inc.	13,847	486
*	Cooper-Standard Holding Inc.	7,558	465
	Callaway Golf Co.	49,970	447
	Tootsie Roll Industries Inc.	13,549	438
	Movado Group Inc.	15,879	431
*	ACCO Brands Corp.	54,363	422
*	Unifi Inc.	12,591	422
	Kimball International Inc. Class B	34,221	416
	Calavo Growers Inc.	8,012	416
*	Diamond Foods Inc.	13,162	413
*	Revlon Inc. Class A	11,180	410
*	Cavco Industries Inc.	5,396	407
*	Glu Mobile Inc.	65,501	407
*	M/I Homes Inc.	15,193	375
*	Medifast Inc.	11,307	365
*	Beazer Homes USA Inc.	18,315	365
*	Taylor Morrison Home Corp. Class A	17,400	354
*	Blount International Inc.	31,829	348
*	DTS Inc.	11,395	347
	Titan International Inc.	32,248	346
	Coca-Cola Bottling Co. Consolidated	2,239	338
*	Elizabeth Arden Inc.	22,710	324
	Arctic Cat Inc.	9,186	305

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Nautilus Inc.	13,942	300
*	Modine Manufacturing Co.	27,843	299
*	LGI Homes Inc.	15,044	298
*	Tower International Inc.	11,407	297
*	Nutraceutical International Corp.	11,999	297
	John B Sanfilippo & Son Inc.	5,657	294
*	RealD Inc.	23,425	289
*	WCI Communities Inc.	11,471	280
*	Sequential Brands Group Inc.	17,589	269
*	Perry Ellis International Inc.	11,220	267
*	Motorcar Parts of America Inc.	8,769	264
*	Boulder Brands Inc.	37,697	262
*	William Lyon Homes Class A	9,742	250
*	Federal-Mogul Holdings Corp.	21,259	241
	Bassett Furniture Industries Inc.	8,483	241
	Cherokee Inc.	8,203	231
*	Hovnanian Enterprises Inc. Class A	86,767	231
	Flexsteel Industries Inc.	5,296	228
*	Eastman Kodak Co.	13,500	227
	Weyco Group Inc.	7,270	217
*	Vera Bradley Inc.	19,100	215
*	Central Garden & Pet Co. Class A	18,633	213
*	National Beverage Corp.	9,274	209
	Superior Industries International Inc.	11,347	208
	Strattec Security Corp.	2,925	201
*	Stoneridge Inc.	16,264	190
	National Presto Industries Inc.	2,362	190
	MGP Ingredients Inc.	11,180	188
*	ZAGG Inc.	23,585	187
	Alliance One International Inc.	7,305	175
*	Freshpet Inc.	9,179	171
	Hooker Furniture Corp.	6,619	166
	Alico Inc.	3,661	166
*	Omega Protein Corp.	11,680	161
*	Central Garden & Pet Co.	15,138	160
*	Lifeway Foods Inc.	8,078	155
	Johnson Outdoors Inc. Class A	6,125	144
	Culp Inc.	4,439	138
*	Malibu Boats Inc. Class A	6,763	136
*	New Home Co. Inc.	7,785	134
*	Lakeland Industries Inc.	11,600	133
*	Shiloh Industries Inc.	10,144	131
	Orchids Paper Products Co.	5,253	126
	A-Mark Precious Metals Inc.	10,615	111
	Oil-Dri Corp. of America	3,637	110
*	Farmer Bros Co.	4,375	103
*	Inventure Foods Inc.	10,030	102
*	Century Communities Inc.	4,912	99
*	JAKKS Pacific Inc.	9,900	98
*	Lifevantage Corp.	180,900	96
*	Quiksilver Inc.	143,600	95
	Rocky Brands Inc.	4,880	91
	Lifetime Brands Inc.	6,025	89
	Limoneira Co.	3,951	88
	Griffin Industrial Realty Inc.	2,716	87
*	Charles & Colvard Ltd.	57,155	86
	Nature's Sunshine Products Inc.	6,088	84
*	Black Diamond Inc.	8,914	82
*	Vince Holding Corp.	6,724	81
*	LeapFrog Enterprises Inc.	57,512	80
*	Dixie Group Inc.	7,526	79
	Escalade Inc.	4,289	79
*,^	Quantum Fuel Systems Technologies Worldwide Inc.	34,899	77
*,^	Clean Diesel Technologies Inc.	41,054	76

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	LS Starrett Co. Class A	4,950	74
*	Skullcandy Inc.	9,100	70
*,^	American Apparel Inc.	132,356	65
*	Fox Factory Holding Corp.	3,400	55
	Acme United Corp.	2,950	53
*	Seneca Foods Corp. Class A	1,893	53
*	Craft Brew Alliance Inc.	4,554	50
*	Female Health Co.	27,161	49
	Marine Products Corp.	7,638	48
	Metaldyne Performance Group Inc.	2,600	47
*	P&F Industries Inc. Class A	4,580	40
*	Jamba Inc.	2,235	35
*	Michael Kors Holdings Ltd.	716	30
	Golden Enterprises Inc.	6,718	27
	Superior Uniform Group Inc.	1,500	25
*	Nova Lifestyle Inc.	13,100	24
	Emerson Radio Corp.	12,162	14
*	Fuel Systems Solutions Inc.	1,842	14
*	Natural Alternatives International Inc.	2,300	13
*	Willamette Valley Vineyards Inc.	902	6
*	Crystal Rock Holdings Inc.	2,800	2
*	Stanley Furniture Co. Inc.	364	1
*	Koss Corp.	241	1
			1,498,672
Consumer Services (8.3%)
	Walt Disney Co.	1,039,739	118,676
*	Amazon.com Inc.	253,132	109,882
	Home Depot Inc.	884,038	98,243
	Comcast Corp. Class A	1,499,120	90,157
	CVS Health Corp.	785,234	82,355
	Wal-Mart Stores Inc.	917,075	65,048
	McDonald's Corp.	655,117	62,282
	Starbucks Corp.	970,588	52,038
	Walgreens Boots Alliance Inc.	598,520	50,539
	Time Warner Inc.	532,923	46,583
*	eBay Inc.	754,526	45,453
	Lowe's Cos. Inc.	647,345	43,353
	Costco Wholesale Corp.	305,614	41,276
*	Priceline Group Inc.	35,493	40,866
	Twenty-First Century Fox Inc. Class A	1,170,744	38,102
	Target Corp.	438,448	35,791
	McKesson Corp.	157,666	35,445
	Time Warner Cable Inc.	193,772	34,524
*	DIRECTV	326,541	30,300
	TJX Cos. Inc.	441,345	29,204
	Yum! Brands Inc.	294,473	26,526
*	Netflix Inc.	39,273	25,800
	Delta Air Lines Inc.	615,141	25,270
	Kroger Co.	321,050	23,279
	Cardinal Health Inc.	225,028	18,824
	CBS Corp. Class B	302,678	16,799
	Macy's Inc.	237,899	16,051
	Southwest Airlines Co.	483,312	15,993
	Sysco Corp.	428,388	15,465
	Dollar General Corp.	196,502	15,276
	Viacom Inc. Class B	235,508	15,223
	AmerisourceBergen Corp. Class A	142,155	15,117
*	O'Reilly Automotive Inc.	65,213	14,737
*	United Continental Holdings Inc.	277,212	14,695
	Las Vegas Sands Corp.	275,945	14,506
*	AutoZone Inc.	21,720	14,485
	L Brands Inc.	168,742	14,466
	Carnival Corp.	284,849	14,069
	Ross Stores Inc.	281,770	13,697

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Chipotle Mexican Grill Inc. Class A	21,423	12,961
	American Airlines Group Inc.	312,232	12,469
	Omnicom Group Inc.	166,495	11,570
	Comcast Corp. Special Class A	185,765	11,135
*	Dollar Tree Inc.	133,465	10,542
*	DISH Network Corp. Class A	145,305	9,839
	Whole Foods Market Inc.	249,387	9,836
	Marriott International Inc. Class A	132,126	9,829
*	Charter Communications Inc. Class A	56,196	9,624
*	CarMax Inc.	143,940	9,530
	Royal Caribbean Cruises Ltd.	121,066	9,527
*	Hilton Worldwide Holdings Inc.	345,684	9,524
	Nielsen NV	212,094	9,495
	Starwood Hotels & Resorts Worldwide Inc.	116,417	9,440
*	Liberty Interactive Corp. QVC Group Class A	300,614	8,342
	Tractor Supply Co.	92,378	8,308
	Kohl's Corp.	132,317	8,284
	Advance Auto Parts Inc.	49,545	7,892
*	Bed Bath & Beyond Inc.	111,500	7,691
	Expedia Inc.	67,044	7,331
	Nordstrom Inc.	96,755	7,208
	Signet Jewelers Ltd.	54,422	6,979
	Tiffany & Co.	74,536	6,842
	Wyndham Worldwide Corp.	82,224	6,735
	Best Buy Co. Inc.	206,338	6,729
*	TripAdvisor Inc.	76,652	6,679
	Staples Inc.	433,576	6,638
	Foot Locker Inc.	96,294	6,453
*	Ulta Salon Cosmetics & Fragrance Inc.	41,226	6,367
	Omnicare Inc.	65,771	6,199
	Alaska Air Group Inc.	94,830	6,110
	Gap Inc.	157,905	6,027
	Family Dollar Stores Inc.	75,690	5,965
*	Rite Aid Corp.	709,150	5,921
*	Discovery Communications Inc.	190,234	5,912
*	MGM Resorts International	323,908	5,911
*	IHS Inc. Class A	44,134	5,677
	H&R Block Inc.	191,339	5,673
	Wynn Resorts Ltd.	57,046	5,629
*	Sirius XM Holdings Inc.	1,484,277	5,536
	Darden Restaurants Inc.	77,122	5,482
*	Hertz Global Holdings Inc.	300,382	5,443
*	News Corp. Class A	369,750	5,395
	Interpublic Group of Cos. Inc.	279,418	5,384
*	Norwegian Cruise Line Holdings Ltd.	93,316	5,229
*	TEGNA Inc.	153,086	4,909
*	Liberty Media Corp.	130,460	4,684
	Williams-Sonoma Inc.	55,921	4,601
	FactSet Research Systems Inc.	28,068	4,561
	Domino's Pizza Inc.	38,354	4,349
	Aramark	128,973	3,994
*	JetBlue Airways Corp.	191,069	3,967
	Service Corp. International	130,083	3,828
	Dunkin' Brands Group Inc.	67,791	3,729
	KAR Auction Services Inc.	95,339	3,566
*	Madison Square Garden Co. Class A	42,661	3,562
	Cablevision Systems Corp. Class A	147,777	3,538
*	Spirit Airlines Inc.	56,388	3,502
*	AutoNation Inc.	54,136	3,409
	Scripps Networks Interactive Inc. Class A	52,031	3,401
	Graham Holdings Co. Class B	3,156	3,393
*	AMC Networks Inc. Class A	41,450	3,393
*	Avis Budget Group Inc.	76,572	3,375
*	Sally Beauty Holdings Inc.	106,861	3,375

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Discovery Communications Inc. Class A	100,316	3,337
	Dick's Sporting Goods Inc.	63,252	3,275
*	Office Depot Inc.	372,745	3,228
^	GameStop Corp. Class A	72,356	3,108
*	Panera Bread Co. Class A	17,345	3,031
	Dun & Bradstreet Corp.	24,549	2,995
*	VCA Inc.	53,578	2,915
	Cinemark Holdings Inc.	69,727	2,801
*	Copart Inc.	76,055	2,698
*	Starz	59,641	2,667
	Vail Resorts Inc.	24,309	2,655
*	ServiceMaster Global Holdings Inc.	72,981	2,640
*	Live Nation Entertainment Inc.	95,162	2,616
	GNC Holdings Inc. Class A	58,594	2,606
*	Burlington Stores Inc.	50,534	2,587
	Casey's General Stores Inc.	26,484	2,536
	Lions Gate Entertainment Corp.	65,423	2,424
	Brinker International Inc.	42,030	2,423
*	United Natural Foods Inc.	37,923	2,415
*	Restoration Hardware Holdings Inc.	24,500	2,392
	Cracker Barrel Old Country Store Inc.	15,960	2,381
*	Urban Outfitters Inc.	65,797	2,303
	Jack in the Box Inc.	25,920	2,285
*	Pandora Media Inc.	146,475	2,276
*	Liberty Media Corp. Class A	62,716	2,260
*,^	SolarCity Corp.	42,162	2,258
	Six Flags Entertainment Corp.	48,470	2,174
	Men's Wearhouse Inc.	32,906	2,108
*	Houghton Mifflin Harcourt Co.	83,354	2,101
^	Wendy's Co.	183,852	2,074
	American Eagle Outfitters Inc.	119,814	2,063
*	Yelp Inc. Class A	47,485	2,043
*	Buffalo Wild Wings Inc.	12,578	1,971
	CST Brands Inc.	49,152	1,920
	Sotheby's	41,728	1,888
	Rollins Inc.	66,118	1,886
	Dillard's Inc. Class A	17,675	1,859
	John Wiley & Sons Inc. Class A	33,585	1,826
	DSW Inc. Class A	54,396	1,815
*	Cabela's Inc.	36,075	1,803
*	HomeAway Inc.	57,184	1,780
	Sabre Corp.	73,510	1,750
*	Groupon Inc. Class A	341,894	1,720
	Bloomin' Brands Inc.	80,194	1,712
	Lithia Motors Inc. Class A	15,109	1,710
	Cheesecake Factory Inc.	30,636	1,671
*	JC Penney Co. Inc.	196,708	1,666
	Allegiant Travel Co. Class A	9,348	1,663
	Chico's FAS Inc.	97,894	1,628
*	Hyatt Hotels Corp. Class A	28,603	1,621
*	Murphy USA Inc.	29,011	1,619
	Big Lots Inc.	35,682	1,605
*	SUPERVALU Inc.	198,367	1,605
	Aaron's Inc.	43,492	1,575
	Texas Roadhouse Inc. Class A	42,063	1,574
	Papa John's International Inc.	20,376	1,541
*	Bright Horizons Family Solutions Inc.	26,369	1,524
	Time Inc.	65,352	1,504
*	Asbury Automotive Group Inc.	16,489	1,494
	Sinclair Broadcast Group Inc. Class A	53,230	1,486
*	GrubHub Inc.	43,456	1,481
	HSN Inc.	20,956	1,471
*	Ascena Retail Group Inc.	86,730	1,444
	Penske Automotive Group Inc.	27,141	1,414

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Chemed Corp.	10,728	1,406
*	Pinnacle Entertainment Inc.	37,702	1,406
*	ANN Inc.	29,078	1,404
*	La Quinta Holdings Inc.	61,219	1,399
*	Five Below Inc.	35,267	1,394
	Marriott Vacations Worldwide Corp.	15,044	1,380
	Group 1 Automotive Inc.	14,623	1,328
*	Grand Canyon Education Inc.	31,304	1,327
	Hillenbrand Inc.	42,890	1,317
*	DreamWorks Animation SKG Inc. Class A	49,685	1,311
	AMERCO	3,990	1,304
	Meredith Corp.	24,824	1,295
	Extended Stay America Inc.	68,943	1,294
	PriceSmart Inc.	14,074	1,284
	Dolby Laboratories Inc. Class A	32,325	1,283
	Choice Hotels International Inc.	23,620	1,281
	Matthews International Corp. Class A	23,779	1,264
	Monro Muffler Brake Inc.	19,977	1,242
	Morningstar Inc.	15,441	1,228
	New York Times Co. Class A	89,594	1,223
*	comScore Inc.	22,878	1,218
	Abercrombie & Fitch Co.	54,622	1,175
	DineEquity Inc.	11,524	1,142
*	Shutterfly Inc.	23,878	1,142
	Nexstar Broadcasting Group Inc. Class A	19,876	1,113
	Regal Entertainment Group Class A	53,004	1,108
*	Michaels Cos. Inc.	40,821	1,098
	DeVry Education Group Inc.	36,447	1,093
*	Gannett Co. Inc.	76,543	1,071
*	Media General Inc.	64,660	1,068
	Sonic Corp.	36,826	1,061
*	Beacon Roofing Supply Inc.	31,872	1,059
*	WebMD Health Corp.	23,902	1,058
*	Penn National Gaming Inc.	56,493	1,037
	Finish Line Inc. Class A	37,093	1,032
*	Genesco Inc.	15,399	1,017
	Buckle Inc.	22,209	1,017
	Churchill Downs Inc.	7,856	982
	SeaWorld Entertainment Inc.	53,000	977
	Rent-A-Center Inc.	33,816	959
	Children's Place Inc.	14,430	944
	Scholastic Corp.	21,366	943
*	Fresh Market Inc.	29,134	936
	Guess? Inc.	46,930	900
*	Hibbett Sports Inc.	19,289	898
*	Diplomat Pharmacy Inc.	19,644	879
*	Acxiom Corp.	48,693	856
	EW Scripps Co. Class A	37,239	851
	Bob Evans Farms Inc.	16,473	841
*	Boyd Gaming Corp.	56,217	840
*	Popeyes Louisiana Kitchen Inc.	13,937	836
*,^	Conn's Inc.	20,994	833
*	Fiesta Restaurant Group Inc.	16,411	821
*	Orbitz Worldwide Inc.	71,026	811
	SpartanNash Co.	24,491	797
*	Diamond Resorts International Inc.	25,225	796
*	Express Inc.	43,700	791
*	Hawaiian Holdings Inc.	32,998	784
	Core-Mark Holding Co. Inc.	13,212	783
	Caleres Inc.	24,445	777
	National CineMedia Inc.	48,573	775
	Cato Corp. Class A	19,785	767
*	Krispy Kreme Doughnuts Inc.	38,230	736
	SkyWest Inc.	48,366	727

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Mattress Firm Holding Corp.	11,658	711
*	Red Robin Gourmet Burgers Inc.	8,221	706
	AMC Entertainment Holdings Inc.	22,877	702
*	Vitamin Shoppe Inc.	18,521	690
*	Barnes & Noble Inc.	26,547	689
*	Stamps.com Inc.	9,326	686
*	BJ's Restaurants Inc.	14,075	682
*	Gray Television Inc.	42,779	671
	Pier 1 Imports Inc.	52,371	661
	Sonic Automotive Inc. Class A	27,233	649
	ClubCorp Holdings Inc.	27,156	648
	International Speedway Corp. Class A	17,499	642
*	Constant Contact Inc.	22,028	634
	Interval Leisure Group Inc.	27,598	631
	Fred's Inc. Class A	31,791	613
*	Belmond Ltd. Class A	47,755	596
*	Rush Enterprises Inc. Class A	22,674	594
	Ingles Markets Inc. Class A	12,209	583
*	Sears Holdings Corp.	21,675	579
*	Denny's Corp.	49,738	577
	New Media Investment Group Inc.	31,832	571
*	Republic Airways Holdings Inc.	60,955	560
*,^	Scientific Games Corp. Class A	35,364	550
*	Regis Corp.	33,533	528
*	Bankrate Inc.	50,218	527
*	Biglari Holdings Inc.	1,273	527
	MDC Partners Inc. Class A	26,696	526
*	zulily Inc. Class A	36,811	480
*	TrueCar Inc.	39,700	476
	Stage Stores Inc.	26,792	470
*	Virgin America Inc.	15,800	434
*,^	Coupons.com Inc.	40,200	434
*	Global Eagle Entertainment Inc.	32,463	423
	Capella Education Co.	7,860	422
*	Carmike Cinemas Inc.	15,527	412
*	Zumiez Inc.	15,329	408
*	Dave & Buster's Entertainment Inc.	10,800	390
*	Tuesday Morning Corp.	34,594	390
*	Pep Boys-Manny Moe & Jack	31,098	382
*	Steiner Leisure Ltd.	7,084	381
	PetMed Express Inc.	22,001	380
*	Lands' End Inc.	15,258	379
*	FTD Cos. Inc.	13,416	378
*	Zoe's Kitchen Inc.	9,169	375
*	Ruby Tuesday Inc.	59,748	375
*	RetailMeNot Inc.	20,500	366
*	Chegg Inc.	45,886	360
*	Lumber Liquidators Holdings Inc.	17,124	355
*	XO Group Inc.	20,857	341
	World Wrestling Entertainment Inc. Class A	20,153	333
*	Blue Nile Inc.	10,736	326
*	MarineMax Inc.	13,861	326
*	Providence Service Corp.	7,254	321
	Kirkland's Inc.	11,486	320
	Carriage Services Inc. Class A	13,202	315
*	Party City Holdco Inc.	15,498	314
	Harte-Hanks Inc.	52,600	313
*	Chefs' Warehouse Inc.	14,709	312
*	Cumulus Media Inc. Class A	153,900	312
*,^	Clean Energy Fuels Corp.	55,554	312
*	Entercom Communications Corp. Class A	27,038	309
	Entravision Communications Corp. Class A	37,271	307
	Shoe Carnival Inc.	10,511	303
*	America's Car-Mart Inc.	6,119	302

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Francesca's Holdings Corp.	22,300	300
	Marcus Corp.	15,559	298
*	Caesars Entertainment Corp.	48,700	298
*	El Pollo Loco Holdings Inc.	14,335	297
	Weis Markets Inc.	7,026	296
*	Liquidity Services Inc.	30,700	296
*	American Public Education Inc.	11,260	290
*	Ascent Capital Group Inc. Class A	6,741	288
*	SFX Entertainment Inc.	63,576	285
	Clear Channel Outdoor Holdings Inc. Class A	28,026	284
*	Avid Technology Inc.	21,165	282
*	Isle of Capri Casinos Inc.	15,073	274
	Tribune Publishing Co.	16,300	253
*	1-800-Flowers.com Inc. Class A	23,555	246
*	Overstock.com Inc.	10,886	245
*	SP Plus Corp.	9,382	245
*	Sizmek Inc.	32,321	229
	Haverty Furniture Cos. Inc.	10,595	229
*	West Marine Inc.	23,189	224
*	Townsquare Media Inc. Class A	16,400	223
*	Daily Journal Corp.	1,128	222
	Stein Mart Inc.	21,111	221
*	Citi Trends Inc.	9,013	218
*	Rubicon Project Inc.	14,500	217
*	Del Frisco's Restaurant Group Inc.	11,576	216
*	Career Education Corp.	63,788	210
*	Apollo Education Group Inc.	16,284	210
*	Smart & Final Stores Inc.	11,426	204
	Big 5 Sporting Goods Corp.	14,278	203
	Ruth's Hospitality Group Inc.	12,550	202
*	Strayer Education Inc.	4,690	202
*	TubeMogul Inc.	13,800	197
*	Habit Restaurants Inc. Class A	6,200	194
*	K12 Inc.	14,900	188
*	Eldorado Resorts Inc.	23,752	186
	Speedway Motorsports Inc.	8,106	184
*	Morgans Hotel Group Co.	26,551	179
*,^	Shake Shack Inc. Class A	2,940	177
*	Boot Barn Holdings Inc.	5,450	174
*	Titan Machinery Inc.	11,700	172
*	Full House Resorts Inc.	102,862	172
*	Tile Shop Holdings Inc.	12,100	172
*	Chuy's Holdings Inc.	6,400	171
	Saga Communications Inc. Class A	4,416	167
	Natural Health Trends Corp.	4,000	166
*,^	Etsy Inc.	11,545	162
*	Reading International Inc. Class A	11,662	162
^	Bon-Ton Stores Inc.	34,844	161
*,^	Container Store Group Inc.	8,984	152
*	Angie's List Inc.	24,490	151
*	Caesars Acquisition Co. Class A	21,853	150
	Collectors Universe Inc.	7,501	150
*	Destination XL Group Inc.	27,724	139
*	Carrols Restaurant Group Inc.	13,226	138
*	Demand Media Inc.	21,412	136
*	TechTarget Inc.	14,942	133
*,^	ITT Educational Services Inc.	32,600	129
*	Bravo Brio Restaurant Group Inc.	9,503	129
*	Lee Enterprises Inc.	36,801	123
*	Monarch Casino & Resort Inc.	5,883	121
	Destination Maternity Corp.	10,343	121
*	Kona Grill Inc.	6,103	118
*,^	Viggle Inc.	56,700	116
*	Intrawest Resorts Holdings Inc.	9,915	115

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Village Super Market Inc. Class A	3,510	111
*	Noodles & Co. Class A	7,600	111
*	Autobytel Inc.	6,554	105
*	EVINE Live Inc.	37,434	101
*	PCM Inc.	9,786	98
*	Bridgepoint Education Inc.	10,232	98
*	Sears Hometown and Outlet Stores Inc.	10,000	95
*	Natural Grocers by Vitamin Cottage Inc.	3,800	94
*	Radio One Inc.	29,413	93
*	Weight Watchers International Inc.	19,100	93
*	Famous Dave's of America Inc.	4,588	92
	CSS Industries Inc.	3,040	92
	Journal Media Group Inc.	10,840	90
*	CafePress Inc.	19,289	87
*	McClatchy Co. Class A	80,024	86
*	Sprouts Farmers Market Inc.	2,910	79
*	Christopher & Banks Corp.	19,107	77
*	Build-A-Bear Workshop Inc.	4,746	76
*	YuMe Inc.	12,750	69
*	Empire Resorts Inc.	13,479	69
*	Roundy's Inc.	21,000	68
*	Rave Restaurant Group Inc.	5,000	65
*	Martha Stewart Living Omnimedia Inc. Class A	10,300	64
*	Remark Media Inc.	14,727	60
*	Diversified Restaurant Holdings Inc.	16,000	60
*	Potbelly Corp.	4,850	59
*	Fairway Group Holdings Corp.	16,200	58
	Winmark Corp.	563	55
*	Dover Saddlery Inc.	6,500	55
	A H Belo Corp. Class A	9,735	55
*	Care.com Inc.	8,532	51
*	Luby's Inc.	10,342	50
*	Century Casinos Inc.	7,747	49
	CBS Corp. Class A	800	46
*	Everyday Health Inc.	3,395	43
*	Net Element Inc.	107,073	42
*	Aeropostale Inc.	25,300	41
*	Red Lion Hotels Corp.	5,286	40
	Ark Restaurants Corp.	1,599	40
*	Emmis Communications Corp. Class A	39,190	39
*	Profire Energy Inc.	34,600	39
*,^	hhgregg Inc.	11,539	39
*	RealNetworks Inc.	7,101	38
*	Envivio Inc.	19,988	38
*	Lakes Entertainment Inc.	4,142	38
	Marchex Inc. Class B	7,400	37
*	Digital Turbine Inc.	10,800	33
	Town Sports International Holdings Inc.	11,065	32
	Liberator Medical Holdings Inc.	13,600	31
	Frisch's Restaurants Inc.	877	29
*	Tilly's Inc. Class A	2,905	28
*	Insignia Systems Inc.	9,200	25
*	Ambassadors Group Inc.	9,134	22
	TheStreet Inc.	12,030	22
	Beasley Broadcast Group Inc. Class A	4,400	20
	Tribune Media Co. Class A	378	20
*	Adolor Corp. Rights Exp. 07/01/2019	34,581	18
*	RCI Hospitality Holdings Inc.	1,511	18
*	Books-A-Million Inc.	6,152	18
*	Bojangles' Inc.	645	15
*	Gaiam Inc. Class A	2,251	15
*	Pacific Sunwear of California Inc.	12,700	14
	Liberty Tax Inc.	530	13
*	MaxPoint Interactive Inc.	1,612	13

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Fogo De Chao Inc.	537	12
*	Wingstop Inc.	434	12
*	Speed Commerce Inc.	41,347	12
*	Cambium Learning Group Inc.	2,620	11
*,^	LiveDeal Inc.	3,600	9
*	Gaming Partners International Corp.	800	8
*,^	Dex Media Inc.	10,990	8
*	New York & Co. Inc.	2,966	8
	Nathan's Famous Inc.	200	7
*	Trans World Entertainment Corp.	1,828	7
*	Perfumania Holdings Inc.	963	5
*	Cosi Inc.	1,592	3
*	Dover Downs Gaming & Entertainment Inc.	3,333	3
*	Cubist Pharmaceuticals, Inc. CVR	14,500	2
*	SPAR Group Inc.	1,100	1
*	Spark Networks Inc.	400	1
*	Premier Exhibitions Inc.	256	1
			2,148,105
Financials (11.3%)
	Wells Fargo & Co.	3,225,810	181,420
	JPMorgan Chase & Co.	2,575,917	174,544
*	Berkshire Hathaway Inc. Class B	1,143,340	155,620
	Bank of America Corp.	6,672,076	113,559
	Citigroup Inc.	1,812,838	100,141
	Visa Inc. Class A	1,333,572	89,549
	MasterCard Inc. Class A	684,019	63,942
	Goldman Sachs Group Inc.	284,013	59,299
	American International Group Inc.	926,639	57,285
	US Bancorp	1,202,327	52,181
	American Express Co.	590,473	45,892
	Simon Property Group Inc.	218,687	37,837
	PNC Financial Services Group Inc.	383,900	36,720
	MetLife Inc.	628,770	35,205
	Capital One Financial Corp.	380,326	33,457
	Morgan Stanley	800,471	31,050
	Bank of New York Mellon Corp.	716,109	30,055
	Prudential Financial Inc.	316,757	27,723
	American Tower Corporation	292,765	27,312
	Charles Schwab Corp.	807,621	26,369
	BlackRock Inc.	75,274	26,043
	BB&T Corp.	540,970	21,807
	ACE Ltd.	212,452	21,602
	Travelers Cos. Inc.	219,610	21,228
	State Street Corp.	275,138	21,186
	Marsh & McLennan Cos. Inc.	365,104	20,701
	CME Group Inc.	218,353	20,320
	Aon plc	191,927	19,131
	McGraw Hill Financial Inc.	186,421	18,726
	Crown Castle International Corp.	230,734	18,528
	Public Storage	100,478	18,525
	Allstate Corp.	278,486	18,065
	Equity Residential	256,757	18,017
	Discover Financial Services	303,120	17,466
	Aflac Inc.	280,702	17,460
	Intercontinental Exchange Inc.	75,899	16,972
	Health Care REIT Inc.	255,335	16,758
*	Berkshire Hathaway Inc. Class A	78	15,978
	Ameriprise Financial Inc.	127,564	15,937
	Ventas Inc.	243,086	15,093
	Chubb Corp.	156,459	14,886
	AvalonBay Communities Inc.	92,501	14,788
	Franklin Resources Inc.	279,119	13,685
	Boston Properties Inc.	110,608	13,388
	T. Rowe Price Group Inc.	167,894	13,050

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Fifth Third Bancorp	608,028	12,659
	Moody's Corp.	117,145	12,647
	HCP Inc.	333,859	12,176
	Invesco Ltd.	312,234	11,706
	Northern Trust Corp.	150,934	11,540
	Vornado Realty Trust	120,024	11,394
	M&T Bank Corp.	84,792	10,593
	Progressive Corp.	377,590	10,508
	Regions Financial Corp.	1,010,908	10,473
	Lincoln National Corp.	175,453	10,390
	Principal Financial Group Inc.	200,496	10,283
	Equinix Inc.	40,461	10,277
	General Growth Properties Inc.	381,470	9,789
	Essex Property Trust Inc.	44,340	9,422
	SunTrust Banks Inc.	211,406	9,095
	SL Green Realty Corp.	80,593	8,856
	Loews Corp.	221,683	8,537
	Prologis Inc.	219,320	8,137
	Macerich Co.	108,746	8,112
*	Affiliated Managers Group Inc.	37,036	8,096
	Equifax Inc.	80,967	7,861
	XL Group plc Class A	207,851	7,732
	Hartford Financial Services Group Inc.	180,732	7,513
	Realty Income Corp.	168,371	7,474
	Voya Financial Inc.	155,968	7,248
	Host Hotels & Resorts Inc.	364,050	7,219
*	Markel Corp.	8,991	7,199
	Western Union Co.	351,810	7,152
*	CBRE Group Inc. Class A	191,256	7,076
*	Ally Financial Inc.	310,889	6,973
	Weyerhaeuser Co.	217,023	6,836
	Citizens Financial Group Inc.	249,954	6,826
	Huntington Bancshares Inc.	603,194	6,822
	Kimco Realty Corp.	298,755	6,734
	FNF Group	178,210	6,592
	Comerica Inc.	122,428	6,283
*	E*TRADE Financial Corp.	205,000	6,140
	Digital Realty Trust Inc.	91,972	6,133
	TD Ameritrade Holding Corp.	165,798	6,105
	First Republic Bank	96,612	6,089
	CIT Group Inc.	130,552	6,069
	Unum Group	169,680	6,066
	Federal Realty Investment Trust	46,645	5,975
	UDR Inc.	176,349	5,648
	New York Community Bancorp Inc.	303,697	5,582
	KeyCorp	371,370	5,578
*	Arch Capital Group Ltd.	81,717	5,472
	Arthur J Gallagher & Co.	114,436	5,413
	Cincinnati Financial Corp.	106,324	5,335
	Raymond James Financial Inc.	88,234	5,257
	Jones Lang LaSalle Inc.	30,413	5,201
	Willis Group Holdings plc	109,941	5,156
	HCC Insurance Holdings Inc.	65,334	5,020
	SEI Investments Co.	101,794	4,991
	Lazard Ltd. Class A	88,450	4,974
*	SVB Financial Group	34,509	4,969
	Plum Creek Timber Co. Inc.	121,713	4,938
	Extra Space Storage Inc.	74,840	4,881
*	Alleghany Corp.	10,351	4,852
	Navient Corp.	263,721	4,802
	Torchmark Corp.	81,266	4,731
*	Signature Bank	32,317	4,731
	NorthStar Realty Finance Corp.	296,843	4,720
	DDR Corp.	305,148	4,718

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Zions Bancorporation	147,972	4,696
*	Realogy Holdings Corp.	98,791	4,616
	Duke Realty Corp.	246,696	4,581
	MSCI Inc. Class A	72,748	4,478
	Reinsurance Group of America Inc. Class A	46,375	4,400
	Omega Healthcare Investors Inc.	128,110	4,398
	Camden Property Trust	58,913	4,376
	Starwood Property Trust Inc.	201,917	4,355
	East West Bancorp Inc.	96,850	4,341
	Alexandria Real Estate Equities Inc.	48,672	4,257
	Everest Re Group Ltd.	23,078	4,200
	Legg Mason Inc.	78,871	4,064
	Kilroy Realty Corp.	59,985	4,028
	Iron Mountain Inc.	127,401	3,949
	WP Carey Inc.	66,654	3,929
	Spirit Realty Capital Inc.	403,359	3,900
	NASDAQ OMX Group Inc.	79,722	3,891
	Apartment Investment & Management Co.	105,367	3,891
	Two Harbors Investment Corp.	396,417	3,861
	PartnerRe Ltd.	29,325	3,768
	Regency Centers Corp.	63,526	3,747
	Mid-America Apartment Communities Inc.	50,836	3,701
*	Liberty Ventures Class A	91,729	3,602
*	Forest City Enterprises Inc. Class A	161,860	3,577
	Liberty Property Trust	107,481	3,463
	Axis Capital Holdings Ltd.	64,768	3,457
	Senior Housing Properties Trust	196,501	3,449
	People's United Financial Inc.	210,560	3,413
*	Howard Hughes Corp.	23,015	3,304
	WR Berkley Corp.	63,460	3,295
	Lamar Advertising Co. Class A	57,240	3,290
	Hudson City Bancorp Inc.	327,962	3,240
	CBOE Holdings Inc.	56,257	3,219
	National Retail Properties Inc.	91,326	3,197
	RenaissanceRe Holdings Ltd.	31,271	3,174
	American Financial Group Inc.	47,945	3,118
	Assurant Inc.	45,912	3,076
*,^	Zillow Group Inc. Class A	35,237	3,056
	Brixmor Property Group Inc.	131,927	3,051
	Hospitality Properties Trust	105,325	3,035
	PacWest Bancorp	64,834	3,032
	American Campus Communities Inc.	80,219	3,023
	Cullen/Frost Bankers Inc.	38,003	2,986
	Eaton Vance Corp.	74,910	2,931
	Chimera Investment Corp.	213,755	2,931
*	Genworth Financial Inc. Class A	387,098	2,930
	City National Corp.	32,214	2,912
	Taubman Centers Inc.	41,319	2,872
	Equity LifeStyle Properties Inc.	54,502	2,866
	BioMed Realty Trust Inc.	147,988	2,862
*	SLM Corp.	289,921	2,862
	Home Properties Inc.	39,042	2,852
	LaSalle Hotel Properties	79,473	2,818
	Investors Bancorp Inc.	226,193	2,782
*	Synchrony Financial	83,867	2,762
	First Niagara Financial Group Inc.	286,301	2,703
	Synovus Financial Corp.	86,479	2,665
	Allied World Assurance Co. Holdings AG	61,347	2,651
	Umpqua Holdings Corp.	147,107	2,646
	RLJ Lodging Trust	88,271	2,629
	Brandywine Realty Trust	197,042	2,617
	Corrections Corp. of America	78,826	2,608
	CNO Financial Group Inc.	141,632	2,599
*	MGIC Investment Corp.	227,523	2,589

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Liberty Broadband Corp.	50,547	2,586
	Waddell & Reed Financial Inc. Class A	54,529	2,580
	First American Financial Corp.	69,083	2,571
	Prosperity Bancshares Inc.	44,442	2,566
	Highwoods Properties Inc.	64,122	2,562
	CBL & Associates Properties Inc.	158,044	2,560
	Commerce Bancshares Inc.	54,727	2,560
	Douglas Emmett Inc.	94,361	2,542
	LPL Financial Holdings Inc.	54,670	2,542
*	Stifel Financial Corp.	43,935	2,537
	MFA Financial Inc.	342,303	2,530
	New Residential Investment Corp.	165,499	2,522
	Brown & Brown Inc.	76,660	2,519
	Assured Guaranty Ltd.	103,670	2,487
	Weingarten Realty Investors	75,928	2,482
	CubeSmart	107,115	2,481
	First Horizon National Corp.	157,720	2,471
	Paramount Group Inc.	143,505	2,463
	Old Republic International Corp.	156,747	2,450
	Validus Holdings Ltd.	54,790	2,410
	Radian Group Inc.	128,226	2,406
	BankUnited Inc.	66,892	2,403
	Webster Financial Corp.	60,670	2,399
	Bank of the Ozarks Inc.	52,014	2,380
	Outfront Media Inc.	93,900	2,370
	American Homes 4 Rent Class A	144,960	2,325
	NorthStar Asset Management Group Inc.	125,384	2,318
	Gaming and Leisure Properties Inc.	63,137	2,315
	FirstMerit Corp.	110,237	2,296
	WP GLIMCHER Inc.	167,862	2,271
	Columbia Property Trust Inc.	92,288	2,266
*	Popular Inc.	78,100	2,254
	Hatteras Financial Corp.	137,700	2,245
*	Equity Commonwealth	86,409	2,218
	Retail Properties of America Inc.	158,486	2,208
	MarketAxess Holdings Inc.	23,681	2,197
	Hanover Insurance Group Inc.	29,467	2,181
	Rayonier Inc.	84,411	2,157
	StanCorp Financial Group Inc.	28,488	2,154
	Federated Investors Inc. Class B	63,161	2,115
*	Strategic Hotels & Resorts Inc.	174,312	2,113
	Sunstone Hotel Investors Inc.	140,725	2,112
*	PRA Group Inc.	33,740	2,102
	Sovran Self Storage Inc.	24,116	2,096
	EPR Properties	38,099	2,087
*	Springleaf Holdings Inc. Class A	45,265	2,078
	Piedmont Office Realty Trust Inc. Class A	117,805	2,072
	Associated Banc-Corp	101,332	2,054
	Pebblebrook Hotel Trust	47,638	2,043
	Invesco Mortgage Capital Inc.	142,290	2,038
	PrivateBancorp Inc.	50,867	2,026
	Healthcare Trust of America Inc. Class A	84,452	2,023
	Tanger Factory Outlet Centers Inc.	63,688	2,019
	Aspen Insurance Holdings Ltd.	41,498	1,988
	Post Properties Inc.	36,272	1,972
	Bank of Hawaii Corp.	29,201	1,947
	Endurance Specialty Holdings Ltd.	29,226	1,920
*	Texas Capital Bancshares Inc.	30,838	1,919
	Sun Communities Inc.	30,917	1,912
	Janus Capital Group Inc.	108,248	1,853
*	Western Alliance Bancorp	54,703	1,847
	DCT Industrial Trust Inc.	58,685	1,845
	Blackstone Mortgage Trust Inc. Class A	66,300	1,844
	Corporate Office Properties Trust	78,006	1,836

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	White Mountains Insurance Group Ltd.	2,795	1,831
	DiamondRock Hospitality Co.	142,110	1,820
*	Santander Consumer USA Holdings Inc.	70,176	1,794
	Colony Capital Inc. Class A	79,184	1,794
	Medical Properties Trust Inc.	135,187	1,772
	Hudson Pacific Properties Inc.	61,648	1,749
	Susquehanna Bancshares Inc.	123,536	1,744
	Hancock Holding Co.	54,608	1,743
	ProAssurance Corp.	37,232	1,720
	IBERIABANK Corp.	24,829	1,694
	GEO Group Inc.	49,416	1,688
	TCF Financial Corp.	101,467	1,685
	MB Financial Inc.	48,757	1,679
	United Bankshares Inc.	41,568	1,672
	Wintrust Financial Corp.	31,279	1,670
	Cathay General Bancorp	51,106	1,658
	FNB Corp.	115,730	1,657
	Valley National Bancorp	158,326	1,632
	Fulton Financial Corp.	124,807	1,630
	Primerica Inc.	35,649	1,629
	AmTrust Financial Services Inc.	24,479	1,604
	Ryman Hospitality Properties Inc.	29,941	1,590
	UMB Financial Corp.	27,608	1,574
	Kennedy-Wilson Holdings Inc.	64,007	1,574
	WisdomTree Investments Inc.	71,483	1,570
	Cousins Properties Inc.	151,071	1,568
	Xenia Hotels & Resorts Inc.	71,813	1,561
	Healthcare Realty Trust Inc.	66,429	1,545
	Washington Federal Inc.	66,135	1,544
	Interactive Brokers Group Inc.	37,072	1,541
*	Blackhawk Network Holdings Inc.	37,062	1,527
	Symetra Financial Corp.	61,696	1,491
	BancorpSouth Inc.	57,879	1,491
	Financial Engines Inc.	35,089	1,491
*	Liberty TripAdvisor Holdings Inc. Class A	44,862	1,445
	Mack-Cali Realty Corp.	77,682	1,432
	Pinnacle Financial Partners Inc.	26,153	1,422
	Home BancShares Inc.	38,720	1,416
	First Industrial Realty Trust Inc.	75,419	1,413
	Urban Edge Properties	67,662	1,407
	First Financial Bankshares Inc.	40,438	1,401
	Glacier Bancorp Inc.	47,459	1,396
	Kite Realty Group Trust	56,229	1,376
*	Credit Acceptance Corp.	5,556	1,368
*	Hilltop Holdings Inc.	56,027	1,350
	RLI Corp.	26,174	1,345
	Capstead Mortgage Corp.	119,864	1,330
	Acadia Realty Trust	45,477	1,324
	National Health Investors Inc.	21,052	1,312
	American Equity Investment Life Holding Co.	48,516	1,309
	EverBank Financial Corp.	65,927	1,295
	Redwood Trust Inc.	82,438	1,294
	DuPont Fabros Technology Inc.	43,848	1,291
	First Citizens BancShares Inc. Class A	4,887	1,285
	CYS Investments Inc.	165,387	1,278
	South State Corp.	16,696	1,269
	Chambers Street Properties	159,458	1,268
	Columbia Banking System Inc.	38,900	1,266
	Erie Indemnity Co. Class A	15,393	1,263
	CVB Financial Corp.	71,593	1,261
	Alexander & Baldwin Inc.	31,326	1,234
	Empire State Realty Trust Inc.	72,198	1,232
	CyrusOne Inc.	41,642	1,226
	Trustmark Corp.	48,901	1,222

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Chesapeake Lodging Trust	39,433	1,202
*	HRG Group Inc.	92,383	1,201
	Lexington Realty Trust	140,031	1,187
	Artisan Partners Asset Management Inc. Class A	25,361	1,178
	Old National Bancorp	80,928	1,170
	Select Income REIT	56,306	1,162
	Argo Group International Holdings Ltd.	20,864	1,162
	Washington REIT	44,703	1,160
	International Bancshares Corp.	43,038	1,156
	American Capital Mortgage Investment Corp.	72,000	1,151
	Kemper Corp.	29,803	1,149
	Mercury General Corp.	20,623	1,148
	EastGroup Properties Inc.	20,213	1,137
	BOK Financial Corp.	16,240	1,130
	Government Properties Income Trust	59,812	1,110
	Equity One Inc.	47,263	1,103
	Community Bank System Inc.	29,068	1,098
	National Penn Bancshares Inc.	96,527	1,089
	New York REIT Inc.	109,164	1,086
	Horace Mann Educators Corp.	29,770	1,083
	Montpelier Re Holdings Ltd.	27,405	1,082
	Evercore Partners Inc. Class A	19,971	1,078
	PennyMac Mortgage Investment Trust	61,550	1,073
	Associated Estates Realty Corp.	37,406	1,071
	First Midwest Bancorp Inc.	55,342	1,050
*	iStar Financial Inc.	77,617	1,034
	Capitol Federal Financial Inc.	84,270	1,015
	Selective Insurance Group Inc.	35,966	1,009
	TFS Financial Corp.	59,952	1,008
	Starwood Waypoint Residential Trust	42,073	1,000
	Education Realty Trust Inc.	31,645	992
	Sabra Health Care REIT Inc.	38,366	988
	Retail Opportunity Investments Corp.	63,043	985
	LTC Properties Inc.	23,567	980
	STAG Industrial Inc.	48,829	977
	American Assets Trust Inc.	24,875	975
	Pennsylvania REIT	45,628	974
	Westamerica Bancorporation	19,112	968
	Potlatch Corp.	27,310	965
*	Enstar Group Ltd.	6,203	961
	Parkway Properties Inc.	55,111	961
*	FNFV Group	61,931	952
	LegacyTexas Financial Group Inc.	31,265	944
	WesBanco Inc.	27,572	938
*	Liberty Broadband Corp. Class A	18,395	938
	Sterling Bancorp	63,350	931
	HFF Inc. Class A	22,257	929
	Astoria Financial Corp.	66,561	918
	BBCN Bancorp Inc.	61,185	905
	PS Business Parks Inc.	12,391	894
	NBT Bancorp Inc.	33,822	885
	Chemical Financial Corp.	26,752	884
	Virtus Investment Partners Inc.	6,659	881
	Boston Private Financial Holdings Inc.	64,733	868
	First Financial Bancorp	47,516	852
	FelCor Lodging Trust Inc.	86,179	851
	BGC Partners Inc. Class A	97,162	850
*	St. Joe Co.	54,700	849
*	LendingClub Corp.	57,284	845
*	MBIA Inc.	140,511	844
*	Essent Group Ltd.	30,300	829
	New Senior Investment Group Inc.	61,626	824
	Monogram Residential Trust Inc.	91,342	824
	Renasant Corp.	25,208	822

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	First Cash Financial Services Inc.	17,973	819
	Summit Hotel Properties Inc.	62,382	812
	Hersha Hospitality Trust Class A	31,582	810
	Northwest Bancshares Inc.	63,035	808
*	Piper Jaffray Cos.	18,382	802
	ARMOUR Residential REIT Inc.	284,343	799
	Talmer Bancorp Inc. Class A	47,601	797
	Ashford Hospitality Trust Inc.	92,755	785
*	BofI Holding Inc.	7,356	778
*	Ocwen Financial Corp.	75,551	771
	Wilshire Bancorp Inc.	60,716	767
	Provident Financial Services Inc.	40,366	767
*	KCG Holdings Inc. Class A	61,829	762
	Gramercy Property Trust Inc.	32,297	755
*	Eagle Bancorp Inc.	16,935	744
	First Commonwealth Financial Corp.	76,608	735
	Altisource Residential Corp.	43,594	735
	Stewart Information Services Corp.	18,408	733
*	Navigators Group Inc.	9,426	731
	NRG Yield Inc.	33,164	726
	Ramco-Gershenson Properties Trust	44,301	723
*,^	Walter Investment Management Corp.	31,009	709
	Nelnet Inc. Class A	16,320	707
	Maiden Holdings Ltd.	44,637	704
	CoreSite Realty Corp.	15,397	700
	Union Bankshares Corp.	29,955	696
	United Community Banks Inc.	33,317	695
*	Encore Capital Group Inc.	16,077	687
*	Greenlight Capital Re Ltd. Class A	23,027	672
	Park National Corp.	7,528	658
	AMERISAFE Inc.	13,891	654
	Investment Technology Group Inc.	26,214	650
	Independent Bank Corp.	13,839	649
	Infinity Property & Casualty Corp.	8,531	647
	National Bank Holdings Corp. Class A	30,875	643
	First Merchants Corp.	25,813	638
	Chatham Lodging Trust	23,585	624
*	Capital Bank Financial Corp.	21,236	617
	Greenhill & Co. Inc.	14,870	615
	QTS Realty Trust Inc. Class A	16,676	608
	Towne Bank	37,267	607
	Southside Bancshares Inc.	20,404	596
*	HealthEquity Inc.	18,543	594
*	Customers Bancorp Inc.	21,681	583
	Physicians Realty Trust	37,752	580
	Franklin Street Properties Corp.	51,051	577
	New York Mortgage Trust Inc.	76,818	575
*	FCB Financial Holdings Inc. Class A	17,903	569
	Simmons First National Corp. Class A	11,919	556
	National General Holdings Corp.	26,700	556
	Hanmi Financial Corp.	22,358	555
	Inland Real Estate Corp.	58,947	555
	City Holding Co.	11,253	554
	CenterState Banks Inc.	41,016	554
	Excel Trust Inc.	34,569	545
	STORE Capital Corp.	26,949	542
	United Fire Group Inc.	16,523	541
	Flushing Financial Corp.	25,419	534
	TrustCo Bank Corp. NY	75,516	531
	Alexander's Inc.	1,287	528
	OFG Bancorp	49,284	526
	S&T Bancorp Inc.	17,625	522
	Cohen & Steers Inc.	15,278	521
	Employers Holdings Inc.	22,686	517

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	FBL Financial Group Inc. Class A	8,929	515
	Oritani Financial Corp.	31,918	512
*	Yadkin Financial Corp.	24,344	510
	Apollo Commercial Real Estate Finance Inc.	31,001	509
	NRG Yield Inc. Class A	23,064	507
	Universal Health Realty Income Trust	10,657	495
	Banner Corp.	10,294	493
	Resource Capital Corp.	127,193	492
	Cardinal Financial Corp.	22,505	490
	Cash America International Inc.	18,647	488
*	Beneficial Bancorp Inc.	39,043	488
	Ameris Bancorp	19,124	484
	National Western Life Insurance Co. Class A	2,004	480
	Lakeland Financial Corp.	11,037	479
*	Green Dot Corp. Class A	24,970	477
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	23,758	476
*	First NBC Bank Holding Co.	13,225	476
	Brookline Bancorp Inc.	41,790	472
	Banc of California Inc.	34,299	472
	CoBiz Financial Inc.	35,515	464
	Great Western Bancorp Inc.	19,251	464
	Saul Centers Inc.	9,308	458
	Apollo Residential Mortgage Inc.	31,124	457
*	First BanCorp	94,771	457
*	Ambac Financial Group Inc.	26,700	444
	TriCo Bancshares	18,448	444
	Investors Real Estate Trust	60,842	434
*	Marcus & Millichap Inc.	9,350	431
	Terreno Realty Corp.	21,798	429
*	American Residential Properties Inc.	23,141	428
	Lakeland Bancorp Inc.	35,332	420
	Arlington Asset Investment Corp. Class A	21,436	419
	Universal Insurance Holdings Inc.	17,161	415
	Winthrop Realty Trust	27,169	412
*	NMI Holdings Inc. Class A	51,199	411
	United Financial Bancorp Inc.	30,405	409
*	Xoom Corp.	19,300	406
	Rouse Properties Inc.	24,666	403
	InfraREIT Inc.	14,128	401
	ServisFirst Bancshares Inc.	10,600	398
*	Blue Hills Bancorp Inc.	28,400	398
*	Walker & Dunlop Inc.	14,791	396
*	Flagstar Bancorp Inc.	21,322	394
	Rexford Industrial Realty Inc.	26,881	392
	RAIT Financial Trust	63,972	391
*	LendingTree Inc.	4,965	390
	Dynex Capital Inc.	51,117	390
*	Nationstar Mortgage Holdings Inc.	23,100	388
	Safety Insurance Group Inc.	6,722	388
	Berkshire Hills Bancorp Inc.	13,521	385
	Ladder Capital Corp.	22,162	385
	Independent Bank Group Inc.	8,927	383
	Dime Community Bancshares Inc.	22,555	382
^	Western Asset Mortgage Capital Corp.	25,819	381
	WSFS Financial Corp.	13,914	381
	Kearny Financial Corp.	33,994	379
	Meadowbrook Insurance Group Inc.	44,061	379
	State Bank Financial Corp.	17,249	374
	Southwest Bancorp Inc.	19,829	369
	Metro Bancorp Inc.	14,060	368
	Enterprise Financial Services Corp.	16,118	367
	Community Trust Bancorp Inc.	10,390	362
*	Ladenburg Thalmann Financial Services Inc.	102,733	360
*	PICO Holdings Inc.	24,224	357

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Sandy Spring Bancorp Inc.	12,580	352
*	Bridge Capital Holdings	11,811	352
	1st Source Corp.	10,242	349
	Independent Bank Corp.	25,654	348
*	Safeguard Scientifics Inc.	17,815	347
*	World Acceptance Corp.	5,630	346
	Northfield Bancorp Inc.	22,877	344
	First Community Bancshares Inc.	18,746	342
*	Bancorp Inc.	36,539	339
	ConnectOne Bancorp Inc.	15,716	338
*	TriState Capital Holdings Inc.	26,157	338
	Getty Realty Corp.	20,563	336
	MainSource Financial Group Inc.	15,307	336
	Suffolk Bancorp	13,005	334
	First Bancorp	19,921	332
	Monmouth Real Estate Investment Corp.	34,116	332
	Central Pacific Financial Corp.	13,900	330
	AG Mortgage Investment Trust Inc.	19,085	330
*	Pacific Premier Bancorp Inc.	19,424	329
	First Financial Corp.	9,206	329
*	Forestar Group Inc.	24,792	326
	German American Bancorp Inc.	11,078	326
	Cedar Realty Trust Inc.	50,229	321
*	Enova International Inc.	17,062	319
	BancFirst Corp.	4,860	318
	Consolidated-Tomoka Land Co.	5,500	317
	Federated National Holding Co.	13,100	317
	Agree Realty Corp.	10,864	317
*,^	Altisource Portfolio Solutions SA	10,289	317
	Univest Corp. of Pennsylvania	15,499	316
	Pacific Continental Corp.	22,912	310
	RE/MAX Holdings Inc.	8,721	310
	Opus Bank	8,500	308
*	Global Indemnity plc	10,932	307
	Park Sterling Corp.	42,577	307
*	Meridian Bancorp Inc.	22,770	305
*,^	RCS Capital Corp. Class A	39,805	305
*	Virtu Financial Inc. Class A	12,872	302
	Preferred Bank	9,976	300
*	Cowen Group Inc. Class A	46,762	299
	Westwood Holdings Group Inc.	4,973	296
*	NewStar Financial Inc.	26,910	296
	Heritage Oaks Bancorp	37,058	292
	Campus Crest Communities Inc.	52,600	291
	One Liberty Properties Inc.	13,598	289
*	Old Second Bancorp Inc.	43,600	288
	First Potomac Realty Trust	27,756	286
	Sierra Bancorp	16,507	286
	Heartland Financial USA Inc.	7,654	285
*	Atlas Financial Holdings Inc.	14,200	282
	OneBeacon Insurance Group Ltd. Class A	19,239	279
	Tompkins Financial Corp.	5,187	279
*	Ezcorp Inc. Class A	37,438	278
	GAIN Capital Holdings Inc.	29,055	278
	Hudson Valley Holding Corp.	9,826	277
*	Farmers Capital Bank Corp.	9,708	276
*	INTL. FCStone Inc.	8,101	269
	Washington Trust Bancorp Inc.	6,773	267
	Silver Bay Realty Trust Corp.	16,392	267
	Bryn Mawr Bank Corp.	8,806	266
*	Seacoast Banking Corp. of Florida	16,785	265
	CareTrust REIT Inc.	20,525	260
	Stock Yards Bancorp Inc.	6,823	258
	Republic Bancorp Inc. Class A	9,937	255

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Capital City Bank Group Inc.	16,649	254
*	Cascade Bancorp	48,588	252
	GAMCO Investors Inc.	3,601	247
	Citizens & Northern Corp.	12,016	247
	Diamond Hill Investment Group Inc.	1,234	246
	United Community Financial Corp.	45,906	246
*	First Security Group Inc.	99,942	245
	Ames National Corp.	9,754	245
	Urstadt Biddle Properties Inc. Class A	13,096	245
*	Hallmark Financial Services Inc.	21,230	242
*	Citizens Inc. Class A	31,923	238
	Peoples Bancorp Inc.	10,181	238
	Macatawa Bank Corp.	44,642	237
*	MBT Financial Corp.	41,123	236
*	FBR & Co.	10,067	233
	Resource America Inc. Class A	27,589	232
	Bank Mutual Corp.	30,162	231
	Anworth Mortgage Asset Corp.	46,900	231
	First Interstate BancSystem Inc. Class A	8,325	231
*	Sun Bancorp Inc.	11,720	226
*	Hampton Roads Bankshares Inc.	108,262	225
	BNC Bancorp	11,514	223
	Marlin Business Services Corp.	13,089	221
^	United Development Funding IV	12,535	219
	First Internet Bancorp	8,835	216
	Moelis & Co. Class A	7,531	216
	Great Southern Bancorp Inc.	5,104	215
*	Tejon Ranch Co.	8,322	214
*	Heritage Insurance Holdings Inc.	9,245	213
	Ashford Hospitality Prime Inc.	13,965	210
	Heritage Commerce Corp.	21,758	209
	Heritage Financial Corp.	11,575	207
	Guaranty Bancorp	12,389	205
	HCI Group Inc.	4,600	203
	Premier Financial Bancorp Inc.	13,101	202
*	Republic First Bancorp Inc.	58,159	202
*	CommunityOne Bancorp	18,671	201
*	Naugatuck Valley Financial Corp.	18,561	197
	Westfield Financial Inc.	26,868	196
	Gladstone Commercial Corp.	11,598	192
*	Pacific Mercantile Bancorp	25,298	192
*	eHealth Inc.	15,100	192
	Owens Realty Mortgage Inc.	12,718	191
	First Financial Northwest Inc.	15,135	189
	BankFinancial Corp.	15,767	186
	National Bankshares Inc.	6,344	186
	Armada Hoffler Properties Inc.	18,554	185
*	Square 1 Financial Inc. Class A	6,747	185
	Mercantile Bank Corp.	8,524	183
	State National Cos. Inc.	16,800	182
	West Bancorporation Inc.	9,152	182
	Communications Sales & Leasing Inc.	7,314	181
	Financial Institutions Inc.	7,107	177
	Blue Capital Reinsurance Holdings Ltd.	9,734	175
	First Busey Corp.	26,300	173
	Arrow Financial Corp.	6,391	173
	Enterprise Bancorp Inc.	7,286	171
	Merchants Bancshares Inc.	5,163	171
*	HomeStreet Inc.	7,171	164
	QCR Holdings Inc.	7,447	162
	NexPoint Residential Trust Inc.	11,966	161
	CNB Financial Corp.	8,629	159
	Peapack Gladstone Financial Corp.	7,136	159
	Pzena Investment Management Inc. Class A	14,284	158

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Peoples Financial Services Corp.	3,941	156
	Calamos Asset Management Inc. Class A	12,700	156
	State Auto Financial Corp.	6,441	154
	Trade Street Residential Inc.	22,921	153
	NewBridge Bancorp	17,065	152
	CatchMark Timber Trust Inc. Class A	13,145	152
	Sotherly Hotels Inc.	21,370	151
	Independence Holding Co.	11,385	150
	EMC Insurance Group Inc.	5,982	150
	Camden National Corp.	3,845	149
	ESSA Bancorp Inc.	11,543	148
	California First National Bancorp	10,984	148
	Tiptree Financial Inc. Class A	20,164	146
	Oppenheimer Holdings Inc. Class A	5,519	145
	First Bancorp Inc.	7,436	145
	Bluerock Residential Growth REIT Inc. Class A	11,410	144
	Fidelity & Guaranty Life	6,100	144
	Waterstone Financial Inc.	10,594	140
*	MoneyGram International Inc.	15,085	139
	Arbor Realty Trust Inc.	20,433	138
	First Defiance Financial Corp.	3,612	136
	Whitestone REIT	10,400	135
	Preferred Apartment Communities Inc. Class A	13,165	131
*	Internet Patents Corp.	43,196	130
	OceanFirst Financial Corp.	6,912	129
*	Civista Bancshares Inc.	11,800	127
*	Imperial Holdings Inc.	20,730	120
	Horizon Bancorp	4,760	119
	United Insurance Holdings Corp.	7,628	119
	Independence Realty Trust Inc.	15,612	118
	Access National Corp.	5,974	116
	Territorial Bancorp Inc.	4,784	116
	UMH Properties Inc.	11,700	115
	Orchid Island Capital Inc.	10,200	114
*	First Marblehead Corp.	19,724	114
	First of Long Island Corp.	4,067	113
	Northrim BanCorp Inc.	4,388	112
	Pulaski Financial Corp.	8,623	111
*	Atlantic Coast Financial Corp.	24,886	111
*	American River Bankshares	11,752	110
*	BSB Bancorp Inc.	4,902	108
	Cherry Hill Mortgage Investment Corp.	6,580	107
*	Phoenix Cos. Inc.	5,836	106
	Provident Financial Holdings Inc.	6,338	106
*	JG Wentworth Co. Class A	11,499	106
	Penns Woods Bancorp Inc.	2,387	105
*	PennyMac Financial Services Inc. Class A	5,650	102
	First Bancshares Inc.	6,000	100
	Fidelity Southern Corp.	5,719	100
	Ares Commercial Real Estate Corp.	8,600	98
	Donegal Group Inc. Class A	6,422	98
	JAVELIN Mortgage Investment Corp.	13,500	96
	Baylake Corp.	7,520	95
*	Westbury Bancorp Inc.	5,422	94
*	HomeTrust Bancshares Inc.	5,580	94
*	Consumer Portfolio Services Inc.	14,900	93
*	Coastway Bancorp Inc.	8,210	93
	Fox Chase Bancorp Inc.	5,447	92
	Old Line Bancshares Inc.	5,764	92
	Chemung Financial Corp.	3,453	91
*	On Deck Capital Inc.	7,673	89
	Monarch Financial Holdings Inc.	7,045	88
	CIFC Corp.	11,048	88
	Parke Bancorp Inc.	6,815	87

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Summit State Bank	6,666	87
*	First Bank	14,558	87
*	Altisource Asset Management Corp.	600	87
	AmeriServ Financial Inc.	25,974	86
	Century Bancorp Inc. Class A	2,107	86
	National Interstate Corp.	3,053	83
	Silvercrest Asset Management Group Inc. Class A	5,759	81
	Hennessy Advisors Inc.	4,200	79
	American National Bankshares Inc.	3,239	77
	Reis Inc.	3,475	77
	Clifton Bancorp Inc.	5,502	77
*	Southern First Bancshares Inc.	4,300	77
*	RMG Networks Holding Corp.	89,200	76
	Bridge Bancorp Inc.	2,802	75
	Five Oaks Investment Corp.	8,913	74
	Charter Financial Corp.	5,978	74
	First Connecticut Bancorp Inc.	4,669	74
*	CU Bancorp	3,306	73
	Ameriana Bancorp	3,378	72
	Bank of Marin Bancorp	1,395	71
	Cape Bancorp Inc.	7,322	69
	Easterly Government Properties Inc.	4,343	69
	Home Bancorp Inc.	2,733	69
	Baldwin & Lyons Inc.	2,995	69
	MutualFirst Financial Inc.	2,926	68
*	Performant Financial Corp.	20,800	67
*	HMN Financial Inc.	5,600	66
*	Impac Mortgage Holdings Inc.	3,300	63
*	ASB Bancorp Inc.	2,902	63
*	Southcoast Financial Corp.	7,367	61
	Newcastle Investment Corp.	13,426	59
	Kansas City Life Insurance Co.	1,298	59
*	Regional Management Corp.	3,319	59
*	FRP Holdings Inc.	1,824	59
	C&F Financial Corp.	1,595	59
*	Ashford Inc.	669	58
*	Polonia Bancorp Inc.	4,500	58
	United Bancshares Inc.	3,700	58
	Investors Title Co.	812	58
*	Franklin Financial Network Inc.	2,502	57
	Atlantic American Corp.	15,700	57
	CorEnergy Infrastructure Trust Inc.	8,704	55
	Bar Harbor Bankshares	1,497	53
	Wheeler REIT Inc.	26,012	53
2	Federal Agricultural Mortgage Corp.	1,811	53
*	First United Corp.	5,917	51
	United Bancorp Inc.	5,633	51
	Northeast Community Bancorp Inc.	6,742	50
	MidSouth Bancorp Inc.	3,241	49
	HopFed Bancorp Inc.	4,115	49
*	Furiex Pharmaceuticals Inc. CVR	4,885	48
	First Savings Financial Group Inc.	1,513	45
*	AV Homes Inc.	3,128	45
	Community West Bancshares	6,600	44
	Hingham Institution for Savings	378	44
	Manning & Napier Inc.	4,360	43
	Meta Financial Group Inc.	976	42
	Ellington Residential Mortgage REIT	2,900	41
	Orrstown Financial Services Inc.	2,523	41
^	FXCM Inc. Class A	26,899	39
	Cheviot Financial Corp.	2,571	38
	IF Bancorp Inc.	2,200	36
*	Anchor BanCorp Wisconsin Inc.	907	34
	Eastern Virginia Bankshares Inc.	5,342	34

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	James River Group Holdings Ltd.	1,300	34
2	Federal Agricultural Mortgage Corp. Class A	1,200	34
*	First Acceptance Corp.	10,492	34
	Northeast Bancorp	3,351	33
*	Black Knight Financial Services Inc. Class A	1,080	33
	Bank of South Carolina Corp.	1,875	31
	Stonegate Bank	1,017	30
*	Asta Funding Inc.	3,563	30
	Heritage Financial Group Inc.	955	29
	First Capital Bancorp Inc.	6,000	26
	Alliance Bancorp Inc. of Pennsylvania	1,100	25
	SI Financial Group Inc.	2,146	25
	Salisbury Bancorp Inc.	798	25
	River Valley Bancorp/	980	23
	ZAIS Financial Corp.	1,400	23
	MidWestOne Financial Group Inc.	642	21
	National Storage Affiliates Trust	1,600	20
	United Community Bancorp	1,400	19
	Gladstone Land Corp.	1,800	19
	Great Ajax Corp.	1,239	18
	Middleburg Financial Corp.	873	16
*	Hemisphere Media Group Inc. Class A	1,300	15
*	Jernigan Capital Inc.	760	15
	American Capital Agency Corp.	807	15
	Riverview Bancorp Inc.	3,447	15
*	1347 Property Insurance Holdings Inc.	1,800	15
	HMG/Courtland Properties Inc.	999	12
*	Transcontinental Realty Investors Inc.	1,046	12
	Athens Bancshares Corp.	400	11
	US Global Investors Inc. Class A	3,469	10
	SB Financial Group Inc.	900	10
*	Citizens First Corp.	700	9
*	Maui Land & Pineapple Co. Inc.	1,499	9
	Madison County Financial Inc.	368	8
*	Malvern Bancorp Inc.	500	7
*	Carolina Bank Holdings Inc.	500	6
	American Realty Capital Properties Inc.	715	6
	Citizens Community Bancorp Inc.	600	5
*	Royal Bancshares of Pennsylvania Inc.	2,617	5
	WVS Financial Corp.	400	5
*	Cordia Bancorp Inc.	1,200	5
	Investar Holding Corp.	300	5
*	Hamilton Bancorp Inc.	300	4
*	Atlanticus Holdings Corp.	758	3
	Annaly Capital Management Inc.	167	2
*	Ambit Biosciences Corp. CVR Rights	1,900	1
	Home Federal Bancorp Inc.	55	1
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	1,141	1
*	Valley National Bancorp Warrants Exp. 6/30/2015	570	—
*	Allen Organ Co. Escrow Shares	1,400	—
			2,932,207
Health Care (8.5%)
	Johnson & Johnson	1,904,547	185,617
	Pfizer Inc.	4,239,523	142,151
	Gilead Sciences Inc.	1,000,235	117,108
	Merck & Co. Inc.	1,933,057	110,049
	Amgen Inc.	521,139	80,005
	UnitedHealth Group Inc.	649,325	79,218
	Bristol-Myers Squibb Co.	1,140,145	75,865
	AbbVie Inc.	1,118,490	75,151
	Medtronic plc	987,608	73,182
*	Allergan plc	239,308	72,620
*	Biogen Inc.	160,379	64,784
*	Celgene Corp.	541,360	62,654

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Eli Lilly & Co.	683,673	57,080
	Abbott Laboratories	1,028,836	50,495
*	Express Scripts Holding Co.	498,143	44,305
	Thermo Fisher Scientific Inc.	275,472	35,745
	Aetna Inc.	238,350	30,380
	Anthem Inc.	179,779	29,509
*	Alexion Pharmaceuticals Inc.	161,646	29,221
	Cigna Corp.	175,425	28,419
—	Baxter International Inc.	385,951	26,482
*	Regeneron Pharmaceuticals Inc.	51,823	26,436
*	Illumina Inc.	98,124	21,426
	Stryker Corp.	220,375	21,061
	Becton Dickinson and Co.	147,027	20,826
*	Vertex Pharmaceuticals Inc.	167,618	20,697
	Humana Inc.	102,573	19,620
*	HCA Holdings Inc.	214,472	19,457
*	Mylan NV	285,441	19,370
	Perrigo Co. plc	95,791	17,705
*	BioMarin Pharmaceutical Inc.	109,003	14,909
	Zoetis Inc.	305,460	14,729
	St. Jude Medical Inc.	192,690	14,080
	Zimmer Biomet Holdings Inc.	119,103	13,010
*	Intuitive Surgical Inc.	25,391	12,302
*	Boston Scientific Corp.	649,464	11,496
*	Endo International plc	142,885	11,381
*	Incyte Corp.	108,031	11,258
*	Hospira Inc.	117,669	10,438
*	Edwards Lifesciences Corp.	73,207	10,427
*	Mallinckrodt plc	81,162	9,554
*	DaVita HealthCare Partners Inc.	116,908	9,291
	Universal Health Services Inc. Class B	62,189	8,837
	CR Bard Inc.	50,559	8,630
*	Laboratory Corp. of America Holdings	67,993	8,242
*	Henry Schein Inc.	56,560	8,038
	Quest Diagnostics Inc.	99,853	7,241
*	Jazz Pharmaceuticals plc	39,964	7,036
*	Waters Corp.	54,712	7,024
*	Alkermes plc	102,603	6,601
*	Hologic Inc.	162,642	6,190
*	Medivation Inc.	53,319	6,089
	Cooper Cos. Inc.	32,934	5,861
*	Centene Corp.	72,894	5,861
*	Varian Medical Systems Inc.	67,921	5,728
*	Alnylam Pharmaceuticals Inc.	46,138	5,531
	ResMed Inc.	95,229	5,368
*	United Therapeutics Corp.	29,761	5,177
*	Community Health Systems Inc.	82,114	5,171
*	Envision Healthcare Holdings Inc.	126,404	4,990
*	MEDNAX Inc.	65,684	4,868
	DENTSPLY International Inc.	94,416	4,867
*	Isis Pharmaceuticals Inc.	82,489	4,747
*	Brookdale Senior Living Inc.	128,249	4,450
*	Tenet Healthcare Corp.	75,457	4,367
*	DexCom Inc.	51,119	4,089
*	IDEXX Laboratories Inc.	63,478	4,071
*	Sirona Dental Systems Inc.	39,171	3,934
	Teleflex Inc.	28,327	3,837
*	Quintiles Transnational Holdings Inc.	51,166	3,715
*	Bluebird Bio Inc.	21,974	3,700
*	Receptos Inc.	17,352	3,298
*	Health Net Inc.	49,954	3,203
*	Team Health Holdings Inc.	48,178	3,147
*	Horizon Pharma plc	89,165	3,098
*	Seattle Genetics Inc.	63,777	3,087

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Acadia Healthcare Co. Inc.	38,500	3,016
*	Cepheid	49,303	3,015
*	Align Technology Inc.	46,815	2,936
*	Alere Inc.	55,134	2,908
	Patterson Cos. Inc.	59,269	2,883
	HealthSouth Corp.	59,198	2,727
*	Neurocrine Biosciences Inc.	56,962	2,721
	West Pharmaceutical Services Inc.	46,631	2,708
*	Intercept Pharmaceuticals Inc.	10,957	2,645
*	Dyax Corp.	99,213	2,629
*	LifePoint Health Inc.	30,234	2,629
	STERIS Corp.	39,737	2,561
*,^	OPKO Health Inc.	155,360	2,498
	Bio-Techne Corp.	25,320	2,493
*	WellCare Health Plans Inc.	29,371	2,492
*	PAREXEL International Corp.	37,346	2,402
*	Akorn Inc.	54,427	2,376
*	ACADIA Pharmaceuticals Inc.	55,278	2,315
*	Amsurg Corp.	32,995	2,308
*	Charles River Laboratories International Inc.	32,253	2,269
*	Puma Biotechnology Inc.	19,343	2,258
*	Impax Laboratories Inc.	47,614	2,186
	Hill-Rom Holdings Inc.	38,481	2,091
*	Agios Pharmaceuticals Inc.	18,646	2,072
*	Bio-Rad Laboratories Inc. Class A	13,547	2,040
*	Molina Healthcare Inc.	28,056	1,972
*	Exact Sciences Corp.	63,929	1,901
*	Novavax Inc.	168,522	1,877
*	Catalent Inc.	63,062	1,850
*	Anacor Pharmaceuticals Inc.	23,684	1,834
*	Ultragenyx Pharmaceutical Inc.	17,801	1,823
*	Celldex Therapeutics Inc.	70,147	1,769
*	Halozyme Therapeutics Inc.	76,318	1,723
*,^	Myriad Genetics Inc.	50,182	1,706
*	ABIOMED Inc.	25,641	1,685
*	Clovis Oncology Inc.	18,937	1,664
*	Pacira Pharmaceuticals Inc.	23,490	1,661
*	Prestige Brands Holdings Inc.	34,979	1,617
*	Thoratec Corp.	35,773	1,594
*	NuVasive Inc.	32,976	1,562
*	Bruker Corp.	74,790	1,526
	Healthcare Services Group Inc.	45,325	1,498
*	Intrexon Corp.	29,785	1,454
	Owens & Minor Inc.	42,265	1,437
*	Haemonetics Corp.	34,602	1,431
*	AMAG Pharmaceuticals Inc.	20,689	1,429
*	Masimo Corp.	36,433	1,411
*	Medicines Co.	49,067	1,404
*	Ligand Pharmaceuticals Inc.	13,630	1,375
	Cantel Medical Corp.	25,505	1,369
*	Magellan Health Inc.	18,646	1,307
*	Halyard Health Inc.	31,063	1,258
*	Portola Pharmaceuticals Inc. Class A	27,300	1,244
*	Kite Pharma Inc.	19,992	1,219
*	Globus Medical Inc.	47,139	1,210
*	Integra LifeSciences Holdings Corp.	17,862	1,203
*	Insulet Corp.	37,691	1,168
	Kindred Healthcare Inc.	57,167	1,160
	CONMED Corp.	19,509	1,137
*	Neogen Corp.	23,282	1,105
*	Nektar Therapeutics	86,903	1,087
*	ARIAD Pharmaceuticals Inc.	129,856	1,074
*	TESARO Inc.	18,198	1,070
*,^	MannKind Corp.	187,718	1,068

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Chimerix Inc.	23,022	1,064
*	Lannett Co. Inc.	17,822	1,059
*	KYTHERA Biopharmaceuticals Inc.	13,951	1,051
*	Ironwood Pharmaceuticals Inc. Class A	86,916	1,048
*,^	ZIOPHARM Oncology Inc.	85,934	1,031
^	Theravance Inc.	57,026	1,030
*	HMS Holdings Corp.	58,712	1,008
*	Repligen Corp.	24,266	1,001
	Select Medical Holdings Corp.	61,555	997
*	Cyberonics Inc.	16,647	990
*	Depomed Inc.	45,061	967
*	Radius Health Inc.	14,233	964
*	Air Methods Corp.	23,135	956
*	Acorda Therapeutics Inc.	28,391	946
*	Merrimack Pharmaceuticals Inc.	76,489	946
*	Amicus Therapeutics Inc.	66,169	936
*	Tetraphase Pharmaceuticals Inc.	19,200	911
*,^	Juno Therapeutics Inc.	17,039	909
*	ImmunoGen Inc.	63,154	908
*	Arena Pharmaceuticals Inc.	193,019	896
*	Natus Medical Inc.	20,931	891
*	BioCryst Pharmaceuticals Inc.	59,223	884
*	PTC Therapeutics Inc.	18,333	882
*	Wright Medical Group Inc.	33,552	881
*	Omnicell Inc.	23,211	875
*	Raptor Pharmaceutical Corp.	55,423	875
*	Esperion Therapeutics Inc.	10,600	867
	Abaxis Inc.	16,612	855
*	Insys Therapeutics Inc.	23,352	839
*	MiMedx Group Inc.	71,711	831
	PDL BioPharma Inc.	129,106	830
*	Array BioPharma Inc.	111,760	806
*	Ophthotech Corp.	15,152	789
*	Momenta Pharmaceuticals Inc.	34,498	787
*	Endologix Inc.	50,416	773
*	ICU Medical Inc.	8,006	766
*	Sarepta Therapeutics Inc.	25,129	765
*	Alder Biopharmaceuticals Inc.	14,362	761
*	Insmed Inc.	30,829	753
*	TherapeuticsMD Inc.	95,357	750
*	HeartWare International Inc.	10,236	744
*	FibroGen Inc.	31,302	736
*	Bio-Reference Laboratories Inc.	17,826	735
*	Spectranetics Corp.	31,726	730
*	Cempra Inc.	20,804	715
*	NewLink Genetics Corp.	16,004	709
*	PharMerica Corp.	21,176	705
*	Tornier NV	28,093	702
*,^	Keryx Biopharmaceuticals Inc.	69,117	690
*	Amedisys Inc.	17,343	689
*	VWR Corp.	25,339	677
*	Hanger Inc.	28,166	660
*,^	Rockwell Medical Inc.	40,599	654
	Analogic Corp.	8,180	645
	Ensign Group Inc.	12,470	637
*	Emergent BioSolutions Inc.	19,260	635
*	Heron Therapeutics Inc.	20,300	633
*	Sangamo BioSciences Inc.	56,245	624
*	Sage Therapeutics Inc.	8,538	623
*	Zeltiq Aesthetics Inc.	20,538	605
*	Geron Corp.	140,600	602
*	Merit Medical Systems Inc.	27,628	595
*	Achillion Pharmaceuticals Inc.	67,103	595
*	Retrophin Inc.	17,842	591

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Relypsa Inc.	17,600	582
	Invacare Corp.	26,900	582
*	Dynavax Technologies Corp.	24,277	569
*	Nevro Corp.	10,545	567
*	Synergy Pharmaceuticals Inc.	67,898	564
	Meridian Bioscience Inc.	29,945	558
*	Exelixis Inc.	147,480	555
*	Cynosure Inc. Class A	14,058	542
	US Physical Therapy Inc.	9,706	532
*	MacroGenics Inc.	13,937	529
*	Capital Senior Living Corp.	20,780	509
*,^	Omeros Corp.	27,770	500
*	Progenics Pharmaceuticals Inc.	65,800	491
*	IPC Healthcare Inc.	8,790	487
*	HealthStream Inc.	15,923	484
*	Surgical Care Affiliates Inc.	12,497	480
*	Universal American Corp.	47,228	478
*	Quidel Corp.	20,812	478
*	Affymetrix Inc.	43,580	476
*	LDR Holding Corp.	10,984	475
*	ZS Pharma Inc.	8,945	469
*	NxStage Medical Inc.	32,746	468
*	Agenus Inc.	54,100	467
*	Cardiovascular Systems Inc.	17,433	461
*	Genomic Health Inc.	16,575	461
*	Eagle Pharmaceuticals Inc.	5,570	450
*	TG Therapeutics Inc.	27,012	448
*	Vanda Pharmaceuticals Inc.	35,307	448
*	Aegerion Pharmaceuticals Inc.	23,504	446
*	Adeptus Health Inc. Class A	4,640	441
*	ANI Pharmaceuticals Inc.	6,969	432
*	Corcept Therapeutics Inc.	71,498	430
*	Supernus Pharmaceuticals Inc.	24,938	423
*	Fluidigm Corp.	17,331	419
*	SciClone Pharmaceuticals Inc.	42,679	419
*	Luminex Corp.	24,212	418
*	PRA Health Sciences Inc.	11,490	417
*	Infinity Pharmaceuticals Inc.	37,700	413
*	Atara Biotherapeutics Inc.	7,765	410
*	INC Research Holdings Inc. Class A	10,200	409
*	Inovio Pharmaceuticals Inc.	49,399	403
*,^	Accelerate Diagnostics Inc.	15,320	395
*	Spectrum Pharmaceuticals Inc.	57,174	391
*	Epizyme Inc.	16,126	387
*	Orexigen Therapeutics Inc.	77,775	385
*	OvaScience Inc.	13,295	385
*	Zafgen Inc.	10,927	378
*	Advaxis Inc.	18,105	368
*	Foundation Medicine Inc.	10,862	368
	Atrion Corp.	934	366
*	Karyopharm Therapeutics Inc.	13,411	365
*	Orthofix International NV	10,970	363
*	Coherus Biosciences Inc.	12,241	354
*	Five Prime Therapeutics Inc.	14,000	348
*	AtriCure Inc.	14,067	347
*	BioDelivery Sciences International Inc.	43,300	345
*	Intersect ENT Inc.	11,977	343
	National HealthCare Corp.	5,271	343
*	Accuray Inc.	50,696	342
*	Osiris Therapeutics Inc.	17,249	336
*	Albany Molecular Research Inc.	16,457	333
*	Anika Therapeutics Inc.	10,041	332
*	Rigel Pharmaceuticals Inc.	103,061	331
	CryoLife Inc.	29,266	330

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Arrowhead Research Corp.	45,544	326
*	CorVel Corp.	10,154	325
*	Acceleron Pharma Inc.	10,170	322
*	XOMA Corp.	82,233	319
*	Idera Pharmaceuticals Inc.	84,400	313
*	Pacific Biosciences of California Inc.	53,898	310
*	Revance Therapeutics Inc.	9,625	308
*	LHC Group Inc.	8,033	307
*	XenoPort Inc.	49,931	306
*	Lexicon Pharmaceuticals Inc.	38,014	306
*	Inogen Inc.	6,809	304
*	Cerus Corp.	57,895	300
*	Vascular Solutions Inc.	8,650	300
*	Aerie Pharmaceuticals Inc.	16,588	293
*	Ignyta Inc.	19,184	289
*	Healthways Inc.	23,879	286
*	Sorrento Therapeutics Inc.	16,200	285
*	Sequenom Inc.	92,513	281
*	Triple-S Management Corp. Class B	10,944	281
*	Spark Therapeutics Inc.	4,659	281
*	OncoMed Pharmaceuticals Inc.	12,252	276
*	AngioDynamics Inc.	16,480	270
*	Aratana Therapeutics Inc.	17,800	269
*	Oncothyreon Inc.	71,680	268
*	IGI Laboratories Inc.	42,400	267
*	Sagent Pharmaceuticals Inc.	10,655	259
*	Immunomedics Inc.	63,470	258
*	CTI BioPharma Corp.	130,632	255
*	BioScrip Inc.	69,677	253
*	Harvard Bioscience Inc.	44,129	252
*	Galena Biopharma Inc.	147,900	251
*	Durect Corp.	102,232	244
*	Amphastar Pharmaceuticals Inc.	13,836	243
*	Organovo Holdings Inc.	63,912	241
*,^	Fortress Biotech Inc.	70,300	236
*,^	Northwest Biotherapeutics Inc.	23,206	230
*	Unilife Corp.	106,590	229
*	Sucampo Pharmaceuticals Inc. Class A	13,907	228
*	Xencor Inc.	10,399	228
*,^	Vital Therapies Inc.	10,741	227
*	Lion Biotechnologies Inc.	24,550	225
*	Targacept Inc.	79,187	221
*	VIVUS Inc.	89,633	212
*	RadNet Inc.	30,936	207
*	Assembly Biosciences Inc.	10,700	206
*	InVivo Therapeutics Holdings Corp.	12,655	204
*	STAAR Surgical Co.	21,070	204
*	PharmAthene Inc.	113,000	203
*	RTI Surgical Inc.	31,405	203
*,^	IsoRay Inc.	136,900	203
*	CytRx Corp.	53,516	199
*	BioSpecifics Technologies Corp.	3,792	196
*	AVEO Pharmaceuticals Inc.	112,100	195
*	Otonomy Inc.	8,329	191
*	OraSure Technologies Inc.	35,479	191
*,^	Neuralstem Inc.	97,820	190
*,^	Tenax Therapeutics Inc.	51,000	188
*	Theravance Biopharma Inc.	14,321	186
*	Curis Inc.	55,000	182
*	Pernix Therapeutics Holdings Inc.	30,676	182
*	ArQule Inc.	113,004	181
*	GenMark Diagnostics Inc.	19,800	179
*	Peregrine Pharmaceuticals Inc.	136,113	178
*	Paratek Pharmaceuticals Inc.	6,718	173

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	K2M Group Holdings Inc.	7,200	173
*	Avalanche Biotechnologies Inc.	10,641	173
*	Alphatec Holdings Inc.	124,042	171
*	Catalyst Pharmaceuticals Inc.	41,027	169
*	Regulus Therapeutics Inc.	15,369	168
*	Sunesis Pharmaceuticals Inc.	55,000	166
*	POZEN Inc.	15,678	162
*	BioTelemetry Inc.	16,900	159
*	SurModics Inc.	6,580	154
*	Anthera Pharmaceuticals Inc.	16,736	144
*	Flexion Therapeutics Inc.	6,539	143
*	La Jolla Pharmaceutical Co.	5,726	140
*	AcelRx Pharmaceuticals Inc.	32,922	140
*	Enanta Pharmaceuticals Inc.	3,084	139
*	Zogenix Inc.	80,925	136
*	NeoGenomics Inc.	24,938	135
*	Almost Family Inc.	3,364	134
*	Pfenex Inc.	6,888	134
*	BioTime Inc.	35,579	129
*	Heska Corp.	4,200	125
*,^	Bio-Path Holdings Inc.	105,080	121
*	Exactech Inc.	5,675	118
*	Abeona Therapeutics Inc.	22,600	114
*	Trovagene Inc.	10,991	112
*	Tobira Therapeutics Inc.	6,434	111
*	Mirati Therapeutics Inc.	3,500	110
*	Synthetic Biologics Inc.	38,379	109
*,^	iBio Inc.	113,000	107
*	Akebia Therapeutics Inc.	10,366	107
*	Endocyte Inc.	20,435	106
*	Immune Design Corp.	5,100	105
	Psychemedics Corp.	6,875	102
*	Versartis Inc.	6,633	101
*	Enzo Biochem Inc.	33,179	101
*	Ocular Therapeutix Inc.	4,720	99
*	AAC Holdings Inc.	2,200	96
*	NanoString Technologies Inc.	6,079	94
*	Verastem Inc.	11,804	89
*	Cesca Therapeutics Inc.	102,610	87
*	Asterias Biotherapeutics Inc.	18,917	87
*	OXiGENE Inc.	61,300	86
*	Adamas Pharmaceuticals Inc.	3,245	85
*,^	EnteroMedics Inc.	136,882	85
*	pSivida Corp.	22,454	85
*	Pain Therapeutics Inc.	48,044	83
*	Derma Sciences Inc.	11,400	82
*	Alliance HealthCare Services Inc.	4,155	78
*	Provectus Biopharmaceuticals Inc. Class A	137,900	74
*	Bellicum Pharmaceuticals Inc.	3,405	72
*	Alimera Sciences Inc.	15,622	72
*,^	PhotoMedex Inc.	52,800	72
*	Rexahn Pharmaceuticals Inc.	112,317	68
*	Biolase Inc.	38,372	67
*	Vical Inc.	95,327	67
*	Cytokinetics Inc.	9,700	65
*	Cumberland Pharmaceuticals Inc.	9,063	65
*	Dicerna Pharmaceuticals Inc.	4,603	64
*	Addus HomeCare Corp.	2,300	64
*	Antares Pharma Inc.	29,900	62
*	Vitae Pharmaceuticals Inc.	4,300	62
*	Mast Therapeutics Inc.	125,552	62
*	XBiotech Inc.	3,399	61
*	CorMedix Inc.	15,816	61
*,^	NanoViricides Inc.	35,338	61

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Concert Pharmaceuticals Inc.	3,850	57
*	Civitas Solutions Inc.	2,664	57
*	Medgenics Inc.	9,225	57
*	Hansen Medical Inc.	60,101	55
*	Apricus Biosciences Inc.	31,988	55
	Daxor Corp.	7,259	49
*	Ampio Pharmaceuticals Inc.	20,170	48
*	Tonix Pharmaceuticals Holding Corp.	5,300	48
*	Synta Pharmaceuticals Corp.	21,275	47
*,^	CytoSorbents Corp.	7,600	47
*	Five Star Quality Care Inc.	9,634	46
*	StemCells Inc.	85,230	46
*	Wright Medical Group Inc. CVR Exp. 12/31/2049	11,147	45
*	Cara Therapeutics Inc.	3,600	44
*	Ardelyx Inc.	2,679	43
*	Vermillion Inc.	20,667	43
*	ERBA Diagnostics Inc.	18,367	40
*	Tandem Diabetes Care Inc.	3,700	40
*	Athersys Inc.	32,238	39
*	Threshold Pharmaceuticals Inc.	9,600	39
	Utah Medical Products Inc.	630	38
*,^	Actinium Pharmaceuticals Inc.	13,861	37
*	Nobilis Health Corp.	5,295	36
*	Navidea Biopharmaceuticals Inc.	21,100	34
*	Entellus Medical Inc.	1,296	34
	Digirad Corp.	7,706	33
*	KaloBios Pharmaceuticals Inc.	64,989	31
*	ChemoCentryx Inc.	3,701	30
*	Applied Genetic Technologies Corp.	1,924	30
*	Blueprint Medicines Corp.	1,093	29
*	T2 Biosystems Inc.	1,700	28
*	Collegium Pharmaceutical Inc.	1,540	27
*	Carbylan Therapeutics Inc.	3,771	27
*	aTyr Pharma Inc.	1,411	26
*	Cutera Inc.	1,663	26
*	MEI Pharma Inc.	14,568	25
*	Caladrius Biosciences Inc.	13,280	25
*	Symmetry Surgical Inc.	2,776	24
*	Avinger Inc.	1,835	24
*	Cytori Therapeutics Inc.	42,373	24
*	Stereotaxis Inc.	16,212	23
*	Catabasis Pharmaceuticals Inc.	1,900	23
*	Hemispherx Biopharma Inc.	110,190	23
*	Dermira Inc.	1,279	22
*	Glaukos Corp.	760	22
	Birner Dental Management Services Inc.	1,699	21
*	ImmunoCellular Therapeutics Ltd.	45,000	21
*	Genocea Biosciences Inc.	1,500	21
*	InfuSystems Holdings Inc.	5,850	19
*	Cidara Therapeutics Inc.	1,325	19
*	Flex Pharma Inc.	1,080	19
*	Seres Therapeutics Inc.	434	18
*	Calithera Biosciences Inc.	2,496	18
*	Cyclacel Pharmaceuticals Inc.	20,223	16
*	Discovery Laboratories Inc.	23,135	16
*	Harvard Apparatus Regenerative Technology Inc.	10,161	15
*	Stemline Therapeutics Inc.	1,200	14
*	Achaogen Inc.	2,200	13
*	Nivalis Therapeutics Inc.	864	13
*	Synergetics USA Inc.	2,643	12
*	Genesis Healthcare Inc.	1,829	12
*	Cardica Inc.	23,874	12
*	Invitae Corp.	713	11
*	Acura Pharmaceuticals Inc.	10,541	10

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Neothetics Inc.	1,080	10
*	Bovie Medical Corp.	3,273	9
*	Presbia plc	1,100	9
*	Veracyte Inc.	803	9
*	Trevena Inc.	1,400	9
*	EndoChoice Holdings Inc.	525	9
*	Repros Therapeutics Inc.	1,081	8
*	NovaBay Pharmaceuticals Inc.	11,900	7
*	Bioanalytical Systems Inc.	3,300	7
*	Celladon Corp.	5,024	6
*	HTG Molecular Diagnostics Inc.	550	6
*	Omthera Pharmaceuticals Inc. CVR	9,400	6
*	Cogentix Medical Inc.	3,102	5
*	NuPathe Inc. CVR	6,287	4
*	Delcath Systems Inc.	3,500	3
*	Ocata Therapeutics Inc.	439	2
*	Response Genetics Inc.	6,029	2
*	ContraVir Pharmaceuticals Inc.	152	1
			2,204,056
Industrials (7.3%)
	General Electric Co.	6,537,646	173,705
	3M Co.	454,203	70,084
	United Technologies Corp.	583,554	64,734
	Boeing Co.	423,559	58,756
	Union Pacific Corp.	599,363	57,161
	Honeywell International Inc.	505,672	51,563
	United Parcel Service Inc. Class B	477,713	46,295
	Accenture plc Class A	426,397	41,267
	Danaher Corp.	442,363	37,862
	Caterpillar Inc.	422,194	35,810
	Lockheed Martin Corp.	182,249	33,880
	FedEx Corp.	183,559	31,278
	General Dynamics Corp.	190,290	26,962
	Automatic Data Processing Inc.	319,764	25,655
	Emerson Electric Co.	459,427	25,466
	CSX Corp.	674,907	22,036
	Eaton Corp. plc	323,599	21,840
	Deere & Co.	221,218	21,469
	Northrop Grumman Corp.	132,040	20,945
	Raytheon Co.	208,252	19,926
	Illinois Tool Works Inc.	212,894	19,542
	Norfolk Southern Corp.	210,150	18,359
	Precision Castparts Corp.	90,160	18,020
	TE Connectivity Ltd.	276,834	17,800
	Cummins Inc.	124,026	16,271
*	LinkedIn Corp. Class A	75,512	15,603
	PACCAR Inc.	241,653	15,420
	Sherwin-Williams Co.	53,938	14,834
	Waste Management Inc.	311,173	14,423
*	Fiserv Inc.	162,596	13,468
	Roper Technologies Inc.	71,036	12,251
	Amphenol Corp. Class A	210,378	12,196
	Ingersoll-Rand plc	180,252	12,153
	Fidelity National Information Services Inc.	193,039	11,930
*	Alliance Data Systems Corp.	40,428	11,803
	Rockwell Automation Inc.	91,449	11,398
	Tyco International plc	288,181	11,089
	Paychex Inc.	224,698	10,534
	Parker-Hannifin Corp.	89,278	10,386
	WW Grainger Inc.	41,395	9,796
	Agilent Technologies Inc.	239,811	9,252
	Pall Corp.	72,783	9,058
	AMETEK Inc.	164,500	9,011

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Pentair plc	123,698	8,504
	Xerox Corp.	788,508	8,390
	Rockwell Collins Inc.	90,111	8,322
*	FleetCor Technologies Inc.	53,197	8,302
	Dover Corp.	110,478	7,753
*	TransDigm Group Inc.	34,341	7,715
*	Stericycle Inc.	57,543	7,706
	Vulcan Materials Co.	90,961	7,634
	Fastenal Co.	179,068	7,553
	Textron Inc.	168,897	7,538
*	Verisk Analytics Inc. Class A	103,025	7,496
	Sealed Air Corp.	142,467	7,320
	Kansas City Southern	74,824	6,824
	Ball Corp.	93,950	6,591
*	Mettler-Toledo International Inc.	19,177	6,548
	Republic Services Inc. Class A	166,791	6,533
	Martin Marietta Materials Inc.	45,286	6,408
	Masco Corp.	236,874	6,317
	CH Robinson Worldwide Inc.	99,140	6,185
*	Sensata Technologies Holding NV	115,675	6,101
*	United Rentals Inc.	68,290	5,984
	Towers Watson & Co. Class A	47,191	5,937
	Wabtec Corp.	62,571	5,897
	L-3 Communications Holdings Inc.	50,539	5,730
	Expeditors International of Washington Inc.	123,512	5,695
	MeadWestvaco Corp.	116,379	5,492
	Cintas Corp.	62,996	5,329
*	Spirit AeroSystems Holdings Inc. Class A	96,453	5,316
	Acuity Brands Inc.	29,286	5,271
	Fluor Corp.	99,213	5,259
	Rock-Tenn Co. Class A	86,890	5,231
	JB Hunt Transport Services Inc.	63,631	5,223
*	Crown Holdings Inc.	94,835	5,018
	Fortune Brands Home & Security Inc.	108,625	4,977
	Robert Half International Inc.	87,059	4,832
	Flowserve Corp.	90,478	4,765
	ManpowerGroup Inc.	52,885	4,727
	Global Payments Inc.	45,206	4,677
	Total System Services Inc.	111,717	4,666
	Xylem Inc.	122,444	4,539
	Carlisle Cos. Inc.	43,901	4,395
	Packaging Corp. of America	69,922	4,369
*	Flextronics International Ltd.	386,137	4,367
	Macquarie Infrastructure Corp.	51,150	4,227
*	CoStar Group Inc.	20,801	4,186
	IDEX Corp.	52,802	4,149
	ADT Corp.	123,197	4,136
*	Quanta Services Inc.	143,395	4,133
*	Trimble Navigation Ltd.	174,873	4,103
	Valspar Corp.	49,803	4,075
	Broadridge Financial Solutions Inc.	81,199	4,061
	PerkinElmer Inc.	76,258	4,014
*	HD Supply Holdings Inc.	113,700	4,000
	Waste Connections Inc.	84,360	3,975
	B/E Aerospace Inc.	72,314	3,970
*	Zebra Technologies Corp.	35,289	3,919
	Allegion plc	64,658	3,889
*	Vantiv Inc. Class A	99,398	3,796
*	Arrow Electronics Inc.	67,413	3,762
	Avnet Inc.	91,491	3,761
	Hubbell Inc. Class B	34,519	3,738
	AO Smith Corp.	51,157	3,682
	Huntington Ingalls Industries Inc.	32,671	3,678
	Jack Henry & Associates Inc.	55,777	3,609

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Keysight Technologies Inc.	113,255	3,532
*	Jacobs Engineering Group Inc.	86,582	3,517
*	AECOM	104,928	3,471
^	Chicago Bridge & Iron Co. NV	66,308	3,318
	Donaldson Co. Inc.	92,281	3,304
	Hexcel Corp.	64,678	3,217
	Allison Transmission Holdings Inc.	109,626	3,208
*	Kirby Corp.	41,510	3,182
	Ryder System Inc.	36,366	3,177
	Owens Corning	75,509	3,115
	Graphic Packaging Holding Co.	221,624	3,087
	Nordson Corp.	39,270	3,059
*	Old Dominion Freight Line Inc.	43,564	2,989
	Bemis Co. Inc.	66,380	2,988
	Lennox International Inc.	27,584	2,971
	AGCO Corp.	52,093	2,958
	MAXIMUS Inc.	44,942	2,954
*	WEX Inc.	25,893	2,951
	Orbital ATK Inc.	39,888	2,926
*	Owens-Illinois Inc.	127,558	2,926
	Sonoco Products Co.	67,832	2,907
	FLIR Systems Inc.	94,122	2,901
	AptarGroup Inc.	45,342	2,891
	Trinity Industries Inc.	108,913	2,879
	Lincoln Electric Holdings Inc.	46,724	2,845
	Graco Inc.	39,619	2,814
*	Berry Plastics Group Inc.	85,579	2,773
*	Genesee & Wyoming Inc. Class A	36,155	2,754
	Eagle Materials Inc.	35,215	2,688
*	Colfax Corp.	58,097	2,681
	Joy Global Inc.	73,724	2,669
	Cognex Corp.	55,374	2,663
	MDU Resources Group Inc.	133,689	2,611
	ITT Corp.	61,107	2,557
	Jabil Circuit Inc.	118,783	2,529
	Air Lease Corp. Class A	73,037	2,476
	RR Donnelley & Sons Co.	141,468	2,466
*	CoreLogic Inc.	61,136	2,426
	Toro Co.	35,500	2,406
*	Genpact Ltd.	111,763	2,384
	World Fuel Services Corp.	49,155	2,357
	Babcock & Wilcox Co.	71,824	2,356
	Belden Inc.	28,754	2,336
	FEI Co.	27,726	2,299
	MSC Industrial Direct Co. Inc. Class A	32,331	2,256
	Oshkosh Corp.	53,121	2,251
	Triumph Group Inc.	34,070	2,248
*	Teledyne Technologies Inc.	21,187	2,235
	National Instruments Corp.	75,344	2,220
	Regal Beloit Corp.	30,419	2,208
	Woodward Inc.	39,282	2,160
*	XPO Logistics Inc.	47,578	2,150
	Watsco Inc.	17,133	2,120
	Curtiss-Wright Corp.	28,761	2,083
	CLARCOR Inc.	33,430	2,081
	EnerSys	29,495	2,073
*,^	Ambarella Inc.	20,167	2,071
	Deluxe Corp.	33,154	2,056
*	Euronet Worldwide Inc.	33,284	2,054
*	WESCO International Inc.	29,720	2,040
	Landstar System Inc.	30,043	2,009
	Timken Co.	53,674	1,963
	CEB Inc.	22,467	1,956
	SPX Corp.	26,738	1,936

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	IPG Photonics Corp.	22,700	1,933
	EMCOR Group Inc.	39,920	1,907
	HEICO Corp. Class A	37,497	1,904
	KBR Inc.	97,633	1,902
*	Generac Holdings Inc.	47,146	1,874
	Terex Corp.	80,314	1,867
	Crane Co.	31,613	1,857
*	Clean Harbors Inc.	33,984	1,826
	Kennametal Inc.	52,997	1,808
*	Esterline Technologies Corp.	18,794	1,792
	Manitowoc Co. Inc.	90,452	1,773
	Booz Allen Hamilton Holding Corp. Class A	70,188	1,772
*	Moog Inc. Class A	24,238	1,713
	Valmont Industries Inc.	14,373	1,708
*	USG Corp.	59,131	1,643
	Covanta Holding Corp.	77,404	1,640
*	Louisiana-Pacific Corp.	95,331	1,623
	GATX Corp.	29,746	1,581
*	Advisory Board Co.	28,892	1,580
*	KLX Inc.	35,557	1,569
	Silgan Holdings Inc.	29,527	1,558
	Convergys Corp.	60,536	1,543
	Con-way Inc.	38,825	1,490
*	Universal Display Corp.	28,499	1,474
	Littelfuse Inc.	15,006	1,424
*	Armstrong World Industries Inc.	26,411	1,407
*	Cimpress NV	16,307	1,372
*	Masonite International Corp.	19,192	1,346
*	DigitalGlobe Inc.	48,357	1,344
	Mueller Industries Inc.	38,384	1,333
	ABM Industries Inc.	40,043	1,316
	Mobile Mini Inc.	31,240	1,313
*	Rexnord Corp.	54,790	1,310
*	Swift Transportation Co.	57,738	1,309
	Barnes Group Inc.	32,935	1,284
	Heartland Payment Systems Inc.	23,058	1,246
*	On Assignment Inc.	31,716	1,246
*	Anixter International Inc.	18,598	1,212
	Matson Inc.	28,657	1,205
	Korn/Ferry International	34,392	1,196
*	NeuStar Inc. Class A	40,159	1,173
	MSA Safety Inc.	23,976	1,163
	Tetra Tech Inc.	44,889	1,151
	Essendant Inc.	29,249	1,148
*	Huron Consulting Group Inc.	16,371	1,147
	UniFirst Corp.	10,178	1,138
*	FTI Consulting Inc.	27,283	1,125
*	Sanmina Corp.	55,776	1,124
	Forward Air Corp.	21,446	1,121
	Brink's Co.	37,882	1,115
*	Imperva Inc.	16,332	1,106
*	TASER International Inc.	33,165	1,105
	Knight Transportation Inc.	41,167	1,101
	Apogee Enterprises Inc.	20,876	1,099
	Outerwall Inc.	14,354	1,092
*	Cardtronics Inc.	29,387	1,089
*	RBC Bearings Inc.	15,095	1,083
	Aircastle Ltd.	47,276	1,072
	Vishay Intertechnology Inc.	90,938	1,062
*	Proto Labs Inc.	15,600	1,053
*,^	Knowles Corp.	57,082	1,033
	Mueller Water Products Inc. Class A	112,758	1,026
*	Atlas Air Worldwide Holdings Inc.	18,662	1,026
*	PHH Corp.	39,399	1,026

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Coherent Inc.	16,135	1,024
*	Plexus Corp.	22,723	997
*	Trex Co. Inc.	20,068	992
	Applied Industrial Technologies Inc.	24,978	990
	Granite Construction Inc.	27,688	983
*	MasTec Inc.	47,883	951
	Actuant Corp. Class A	40,767	941
*	Hub Group Inc. Class A	23,173	935
	TimkenSteel Corp.	34,359	927
	Watts Water Technologies Inc. Class A	17,869	926
*	Boise Cascade Co.	25,237	926
	Simpson Manufacturing Co. Inc.	27,205	925
*	WageWorks Inc.	22,700	918
*	Greatbatch Inc.	16,856	909
	EVERTEC Inc.	42,740	908
*	AMN Healthcare Services Inc.	28,406	897
*	ExamWorks Group Inc.	22,791	891
	Sturm Ruger & Co. Inc.	15,487	890
	Brady Corp. Class A	35,869	887
	Harsco Corp.	53,415	881
	Greenbrier Cos. Inc.	18,681	875
*	OSI Systems Inc.	12,359	875
*	TrueBlue Inc.	28,829	862
*	Headwaters Inc.	47,158	859
	Franklin Electric Co. Inc.	26,429	854
	AZZ Inc.	16,492	854
*	Navistar International Corp.	36,844	834
*	Veeco Instruments Inc.	28,910	831
*	LifeLock Inc.	50,514	828
*	TriMas Corp.	27,962	828
	Insperity Inc.	16,004	815
	TAL International Group Inc.	25,739	813
	Tennant Co.	12,372	808
*	Aerojet Rocketdyne Holdings Inc.	39,023	804
	EnPro Industries Inc.	13,922	797
*	Rogers Corp.	12,000	794
*	Meritor Inc.	59,788	784
*	Astronics Corp.	10,986	779
*	II-VI Inc.	40,912	776
	Greif Inc. Class A	21,632	775
*	Benchmark Electronics Inc.	35,435	772
	Werner Enterprises Inc.	28,843	757
	AAR Corp.	23,594	752
	G&K Services Inc. Class A	10,663	737
	Heartland Express Inc.	35,713	722
	Standex International Corp.	8,993	719
	Otter Tail Corp.	26,827	714
	General Cable Corp.	35,941	709
	Comfort Systems USA Inc.	30,768	706
*	Wabash National Corp.	56,274	706
	Materion Corp.	19,737	696
*	Tutor Perini Corp.	32,211	695
	AAON Inc.	30,621	690
*	TriNet Group Inc.	26,499	672
	Encore Wire Corp.	15,150	671
*	Sykes Enterprises Inc.	27,649	670
*	Itron Inc.	19,379	667
	Kaman Corp.	15,791	662
	ESCO Technologies Inc.	17,180	643
	Exponent Inc.	14,350	643
	Universal Forest Products Inc.	12,347	642
	Albany International Corp.	15,959	635
^	Lindsay Corp.	7,147	628
	Methode Electronics Inc.	22,836	627

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Primoris Services Corp.	31,454	623
	Federal Signal Corp.	41,647	621
*	Smith & Wesson Holding Corp.	37,397	620
	MTS Systems Corp.	8,988	620
*	Aegion Corp. Class A	32,397	614
	John Bean Technologies Corp.	16,323	614
*	Saia Inc.	15,607	613
	Quad/Graphics Inc.	31,733	587
*	Summit Materials Inc. Class A	22,988	586
*	Wesco Aircraft Holdings Inc.	38,593	585
*	ExlService Holdings Inc.	16,907	585
*	MYR Group Inc.	18,366	569
*	M/A-COM Technology Solutions Holdings Inc.	14,801	566
	US Ecology Inc.	11,545	562
	Griffon Corp.	35,054	558
	Badger Meter Inc.	8,607	546
	CIRCOR International Inc.	9,989	545
	Multi-Color Corp.	8,475	541
	Altra Industrial Motion Corp.	19,888	541
*	UTi Worldwide Inc.	53,540	535
	ArcBest Corp.	16,782	534
*	Inovalon Holdings Inc. Class A	19,088	533
*	TTM Technologies Inc.	52,952	529
	Cubic Corp.	11,015	524
*	Builders FirstSource Inc.	40,184	516
	Textainer Group Holdings Ltd.	19,800	515
	Resources Connection Inc.	31,933	514
*	Rofin-Sinar Technologies Inc.	18,325	506
	Quanex Building Products Corp.	23,333	500
	Advanced Drainage Systems Inc.	16,851	494
	Raven Industries Inc.	24,235	493
	CTS Corp.	25,355	489
*	FARO Technologies Inc.	10,277	480
	Ennis Inc.	25,478	474
	Kadant Inc.	9,937	469
*	GrafTech International Ltd.	94,500	469
	Schnitzer Steel Industries Inc.	26,800	468
	Sun Hydraulics Corp.	12,172	464
	Kforce Inc.	20,244	463
	Argan Inc.	11,479	463
	AVX Corp.	34,043	458
*	Navigant Consulting Inc.	30,277	450
	Astec Industries Inc.	10,710	448
*	PGT Inc.	30,704	445
*	Echo Global Logistics Inc.	13,455	439
*	Rentrak Corp.	6,203	433
*	RPX Corp.	25,431	430
*	Team Inc.	10,652	429
	McGrath RentCorp	13,927	424
	H&E Equipment Services Inc.	21,004	419
	TeleTech Holdings Inc.	15,473	419
	Columbus McKinnon Corp.	16,443	411
*	ICF International Inc.	11,385	397
*	Nortek Inc.	4,771	397
*	American Woodmark Corp.	7,124	391
*	Lydall Inc.	13,206	390
*	Roadrunner Transportation Systems Inc.	14,952	386
*	Global Cash Access Holdings Inc.	48,264	374
*	Monster Worldwide Inc.	56,623	370
	Gorman-Rupp Co.	13,137	369
	Myers Industries Inc.	19,177	364
	Viad Corp.	13,356	362
*	Thermon Group Holdings Inc.	14,920	359
	Celadon Group Inc.	17,274	357

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Furmanite Corp.	43,495	353
*	GP Strategies Corp.	10,513	349
	Alamo Group Inc.	6,371	348
*	Great Lakes Dredge & Dock Corp.	57,694	344
	Landauer Inc.	9,599	342
	ManTech International Corp. Class A	11,600	336
	Park-Ohio Holdings Corp.	6,929	336
*	Newport Corp.	17,500	332
*	Continental Building Products Inc.	15,644	331
*	CBIZ Inc.	34,285	330
	Hyster-Yale Materials Handling Inc.	4,652	322
*	NCI Building Systems Inc.	20,628	311
*	DXP Enterprises Inc.	6,657	310
*	Patrick Industries Inc.	8,127	309
*	ARC Document Solutions Inc.	40,072	305
*	Air Transport Services Group Inc.	29,058	305
	Cass Information Systems Inc.	5,399	304
	Barrett Business Services Inc.	8,274	300
*	Paylocity Holding Corp.	8,347	299
	Checkpoint Systems Inc.	29,143	297
*	DHI Group Inc.	32,822	292
*	Landec Corp.	19,722	285
	American Railcar Industries Inc.	5,836	284
	Marten Transport Ltd.	12,984	282
*	Fabrinet	14,801	277
*	Cross Country Healthcare Inc.	21,647	274
*	Layne Christensen Co.	30,508	273
*	Engility Holdings Inc.	10,820	272
*	Gibraltar Industries Inc.	13,317	271
*	CAI International Inc.	13,158	271
*	PAM Transportation Services Inc.	4,524	263
	American Science & Engineering Inc.	5,972	262
*	Lionbridge Technologies Inc.	42,174	260
	Daktronics Inc.	21,381	254
	NN Inc.	9,782	250
*	Era Group Inc.	12,077	247
	Kelly Services Inc. Class A	15,756	242
	Insteel Industries Inc.	12,734	238
*	Kimball Electronics Inc.	16,140	235
	Heidrick & Struggles International Inc.	8,960	234
*	Aerovironment Inc.	8,950	233
*,^	MicroVision Inc.	76,700	230
*	PowerSecure International Inc.	15,022	222
	VSE Corp.	4,096	219
*	Installed Building Products Inc.	8,809	216
	Allied Motion Technologies Inc.	9,545	214
*	YRC Worldwide Inc.	16,368	212
	LB Foster Co. Class A	6,035	209
	Acacia Research Corp.	22,973	201
*	Covenant Transportation Group Inc. Class A	8,013	201
*,^	AM Castle & Co.	32,479	200
*	Vicor Corp.	16,344	199
*	Stock Building Supply Holdings Inc.	10,190	199
	Graham Corp.	9,637	197
	NACCO Industries Inc. Class A	3,223	196
	Park Electrochemical Corp.	9,837	188
*,^	Maxwell Technologies Inc.	31,497	188
	Black Box Corp.	9,400	188
*	EnerNOC Inc.	19,229	187
*	US Concrete Inc.	4,900	186
	Eagle Bulk Shipping Inc.	26,631	186
	Douglas Dynamics Inc.	8,604	185
*	Xerium Technologies Inc.	10,010	182
*	Kemet Corp.	63,000	181

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Quality Distribution Inc.	11,681	181
*	Mistras Group Inc.	9,486	180
*	Bazaarvoice Inc.	30,457	179
*	Ducommun Inc.	6,959	179
	NVE Corp.	2,268	178
*	Ameresco Inc. Class A	23,222	178
*	USA Truck Inc.	8,261	175
*	Power Solutions International Inc.	3,202	173
*,^	Image Sensing Systems Inc.	48,663	169
	Miller Industries Inc.	8,444	168
*	GSI Group Inc.	11,103	167
*	Northwest Pipe Co.	8,161	166
	United States Lime & Minerals Inc.	2,799	163
	Electro Rent Corp.	14,869	161
	Powell Industries Inc.	4,576	161
*	InnerWorkings Inc.	23,576	157
*	Perma-Fix Environmental Services	41,226	157
	Omega Flex Inc.	4,103	154
*	ServiceSource International Inc.	28,100	154
*	Hill International Inc.	27,630	145
*	UFP Technologies Inc.	6,907	144
	CDI Corp.	11,000	143
	Bel Fuse Inc. Class B	6,954	143
*,^	ExOne Co.	12,800	142
	CECO Environmental Corp.	12,444	141
*	Casella Waste Systems Inc. Class A	24,516	138
*	CRA International Inc.	4,914	137
*,^	Vertex Energy Inc.	56,600	134
	FreightCar America Inc.	6,296	131
	Mesa Laboratories Inc.	1,476	131
	Houston Wire & Cable Co.	13,216	131
*	Ply Gem Holdings Inc.	10,864	128
*	Willis Lease Finance Corp.	6,897	127
*	AEP Industries Inc.	2,200	121
*,^	Cenveo Inc.	57,102	121
*	Kratos Defense & Security Solutions Inc.	18,934	119
*	Transcat Inc.	12,510	118
*	SL Industries Inc.	3,000	116
	Twin Disc Inc.	6,195	115
*	Orion Marine Group Inc.	15,711	113
*	Vishay Precision Group Inc.	7,362	111
*	Rand Logistics Inc.	31,669	103
*,^	Capstone Turbine Corp.	247,310	102
	Global Brass & Copper Holdings Inc.	5,900	100
*	Lawson Products Inc.	4,228	99
	Universal Truckload Services Inc.	4,425	97
	LSI Industries Inc.	10,179	95
*	Research Frontiers Inc.	16,958	91
	Crawford & Co. Class B	10,423	88
*	Planet Payment Inc.	35,142	85
*	BlueLinx Holdings Inc.	87,277	84
	Spartan Motors Inc.	18,288	84
*	Multi-Fineline Electronix Inc.	3,788	83
	Global Power Equipment Group Inc.	10,382	81
	Hurco Cos. Inc.	2,292	79
*	Energy Recovery Inc.	28,699	79
*	Onvia Inc.	18,400	78
*	Rubicon Technology Inc.	31,650	77
*	Milacron Holdings Corp.	3,788	75
*	Breeze-Eastern Corp.	6,398	74
	Ecology and Environment Inc.	6,994	73
	Lincoln Educational Services Corp.	36,000	73
*	TRC Cos. Inc.	7,085	72
*	Heritage-Crystal Clean Inc.	4,692	69

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Sparton Corp.	2,504	68
*	Key Technology Inc.	5,155	68
*	Franklin Covey Co.	3,286	67
	Supreme Industries Inc. Class A	7,400	63
*	Intevac Inc.	10,787	63
*	General Finance Corp.	11,595	61
	Dynamic Materials Corp.	5,484	60
*	Sterling Construction Co. Inc.	15,000	60
*	American Superconductor Corp.	11,319	59
*	LMI Aerospace Inc.	5,487	55
*	LightPath Technologies Inc. Class A	30,559	54
	International Shipholding Corp.	8,346	53
	Electro Scientific Industries Inc.	9,583	50
*	Broadwind Energy Inc.	11,048	47
	National Research Corp. Class A	3,281	47
*	Air T Inc.	2,182	46
*	Fuel Tech Inc.	20,744	45
*	Integrated Electrical Services Inc.	6,083	43
	Universal Technical Institute Inc.	4,800	41
*	TransUnion	1,625	41
*,^	Spherix Inc.	84,600	41
	Chicago Rivet & Machine Co.	1,400	40
	Information Services Group Inc.	8,116	39
*	Hudson Global Inc.	16,731	38
*	PRGX Global Inc.	8,704	38
*	Control4 Corp.	4,264	38
*	CUI Global Inc.	7,433	38
	Vicon Industries Inc.	27,903	37
*	Asure Software Inc.	6,100	37
*,^	Revolution Lighting Technologies Inc.	29,963	35
*	Orion Energy Systems Inc.	13,048	33
*	Magnetek Inc.	948	33
	ModusLink Global Solutions Inc.	8,813	30
*	Ultralife Corp.	7,119	30
	Richardson Electronics Ltd.	3,681	30
*	Evolent Health Inc. Class A	1,470	29
*	Aspen Aerogels Inc.	4,300	28
*	Accuride Corp.	7,300	28
*	Metalico Inc.	50,676	26
*	Frequency Electronics Inc.	2,277	26
*	Echelon Corp.	32,023	26
*	Arotech Corp.	10,400	25
*	Continental Materials Corp.	1,577	24
*	Erickson Inc.	5,548	24
*	Document Security Systems Inc.	85,930	23
*	Coast Distribution System Inc.	5,900	22
*	Press Ganey Holdings Inc.	756	22
*	Tecumseh Products Co.	7,905	20
*	StarTek Inc.	3,100	18
*	AMREP Corp.	3,574	18
*	CPI Aerostructures Inc.	1,800	18
*	Sharps Compliance Corp.	2,564	18
*	Willdan Group Inc.	1,500	17
*	UQM Technologies Inc.	18,381	16
*	Yodlee Inc.	1,041	15
*	Patriot Transportation Holding Inc.	608	15
	National Research Corp. Class B	413	14
*	American DG Energy Inc.	32,828	13
*	IEC Electronics Corp.	2,900	13
*	Wireless Telecom Group Inc.	5,909	13
	Crawford & Co. Class A	1,640	12
*	Napco Security Technologies Inc.	2,048	12
*	Ballantyne Strong Inc.	2,500	12
*	Manitex International Inc.	1,500	11

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Hardinge Inc.	1,155	11
*	Sutron Corp.	1,300	11
*	MINDBODY Inc. Class A	656	9
	SIFCO Industries Inc.	600	9
*	Taylor Devices Inc.	600	8
*	API Technologies Corp.	2,700	7
*	CyberOptics Corp.	593	6
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	53,188	6
*	eMagin Corp.	2,056	5
	Eastern Co.	156	3
*	Mattersight Corp.	191	1
*	ClearSign Combustion Corp.	100	1
*	Nuverra Environmental Solutions Inc.	73	—
*	Iteris Inc.	200	—
			1,903,584
Oil & Gas (4.3%)
	Exxon Mobil Corp.	2,860,984	238,034
	Chevron Corp.	1,296,931	125,115
	Schlumberger Ltd.	867,817	74,797
	ConocoPhillips	871,140	53,497
	Occidental Petroleum Corp.	536,204	41,701
	Kinder Morgan Inc.	973,512	37,373
	EOG Resources Inc.	383,318	33,559
	Phillips 66	372,748	30,029
	Anadarko Petroleum Corp.	357,128	27,877
	Williams Cos. Inc.	462,942	26,568
	Halliburton Co.	565,446	24,354
	Valero Energy Corp.	350,169	21,921
	Marathon Petroleum Corp.	372,206	19,470
	Baker Hughes Inc.	298,142	18,395
	Devon Energy Corp.	285,124	16,962
	Spectra Energy Corp.	477,006	15,550
	Pioneer Natural Resources Co.	105,113	14,578
	Marathon Oil Corp.	514,140	13,645
	National Oilwell Varco Inc.	269,417	13,007
	Hess Corp.	178,635	11,947
	Noble Energy Inc.	273,015	11,652
*	Cheniere Energy Inc.	156,838	10,863
*	Concho Resources Inc.	82,958	9,446
	Cabot Oil & Gas Corp.	284,438	8,971
	EQT Corp.	107,042	8,707
	Apache Corp.	137,194	7,906
	Cimarex Energy Co.	67,226	7,416
	Tesoro Corp.	86,555	7,306
*	Cameron International Corp.	131,281	6,875
*	FMC Technologies Inc.	156,836	6,507
*	Weatherford International plc	502,387	6,164
	Range Resources Corp.	116,145	5,735
	HollyFrontier Corp.	133,680	5,707
	Murphy Oil Corp.	126,198	5,246
	Helmerich & Payne Inc.	71,166	5,012
*	Whiting Petroleum Corp.	141,468	4,753
*	Dresser-Rand Group Inc.	52,418	4,465
*	Newfield Exploration Co.	116,305	4,201
^	Transocean Ltd.	258,303	4,164
	Energen Corp.	57,181	3,905
	OGE Energy Corp.	134,564	3,844
	Targa Resources Corp.	38,956	3,476
	Nabors Industries Ltd.	238,415	3,440
*	Diamondback Energy Inc.	44,363	3,344
	Core Laboratories NV	29,308	3,342
*	Gulfport Energy Corp.	77,884	3,135
	Oceaneering International Inc.	67,228	3,132
	QEP Resources Inc.	161,367	2,987

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Continental Resources Inc.	67,282	2,852
*	Southwestern Energy Co.	124,522	2,830
*	First Solar Inc.	54,796	2,574
	Superior Energy Services Inc.	118,881	2,501
*	Cobalt International Energy Inc.	247,722	2,405
	SemGroup Corp. Class A	29,928	2,379
	Ensco plc Class A	97,079	2,162
	Western Refining Inc.	49,272	2,149
	SM Energy Co.	46,183	2,130
	Rowan Cos. plc Class A	95,151	2,009
*	Dril-Quip Inc.	26,536	1,997
	Patterson-UTI Energy Inc.	102,300	1,925
	PBF Energy Inc. Class A	62,800	1,785
*	WPX Energy Inc.	140,666	1,727
*	Carrizo Oil & Gas Inc.	35,003	1,724
*	Oasis Petroleum Inc.	99,765	1,581
*	PDC Energy Inc.	28,995	1,555
	Denbury Resources Inc.	242,463	1,542
*	NOW Inc.	71,904	1,432
	Exterran Holdings Inc.	43,770	1,429
*,^	Ultra Petroleum Corp.	107,990	1,352
	California Resources Corp.	218,481	1,320
*	Rosetta Resources Inc.	56,770	1,314
	Atwood Oceanics Inc.	48,771	1,290
*	Matador Resources Co.	51,524	1,288
*	Oil States International Inc.	34,192	1,273
	Delek US Holdings Inc.	34,319	1,264
*	Memorial Resource Development Corp.	66,081	1,254
	Diamond Offshore Drilling Inc.	46,107	1,190
	Bristow Group Inc.	21,971	1,171
*	SunPower Corp. Class A	39,739	1,129
*	Rice Energy Inc.	53,658	1,118
*	Unit Corp.	41,169	1,117
*	MRC Global Inc.	71,617	1,106
*	Laredo Petroleum Inc.	85,828	1,080
*	McDermott International Inc.	188,949	1,009
^	Tidewater Inc.	41,701	948
*	Parsley Energy Inc. Class A	53,127	925
	Pattern Energy Group Inc. Class A	32,230	915
*	SEACOR Holdings Inc.	12,708	902
*	Chart Industries Inc.	24,820	887
*	RSP Permian Inc.	31,181	877
*	Helix Energy Solutions Group Inc.	63,225	799
*	Forum Energy Technologies Inc.	39,300	797
	Green Plains Inc.	26,791	738
^	CARBO Ceramics Inc.	16,811	700
*	Bonanza Creek Energy Inc.	34,000	621
	RPC Inc.	44,829	620
*	Hornbeck Offshore Services Inc.	28,935	594
	CVR Energy Inc.	15,429	581
	Chesapeake Energy Corp.	50,038	559
	Alon USA Energy Inc.	28,937	547
*	Synergy Resources Corp.	47,495	543
*	C&J Energy Services Ltd.	40,700	537
*	Callon Petroleum Co.	61,449	511
*,^	Sanchez Energy Corp.	51,300	503
*	Newpark Resources Inc.	60,292	490
*	TETRA Technologies Inc.	74,554	476
*	REX American Resources Corp.	7,080	451
*	EP Energy Corp. Class A	34,100	434
*	Flotek Industries Inc.	34,350	430
*	Clayton Williams Energy Inc.	6,511	428
*,^	Triangle Petroleum Corp.	81,341	408
*	Pioneer Energy Services Corp.	63,985	406

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Renewable Energy Group Inc.	33,400	386
*	Magnum Hunter Resources Corp.	195,923	366
*,^	Rex Energy Corp.	65,488	366
*,^	SandRidge Energy Inc.	416,300	365
	Panhandle Oil and Gas Inc. Class A	17,286	358
*	Geospace Technologies Corp.	15,368	354
*	Stone Energy Corp.	28,058	353
*	Basic Energy Services Inc.	45,400	343
*	Abraxas Petroleum Corp.	114,936	339
	Civeo Corp.	101,476	312
*	Gastar Exploration Inc.	100,680	311
*	Key Energy Services Inc.	168,821	304
	Gulfmark Offshore Inc.	26,101	303
*	Pacific Ethanol Inc.	29,289	302
*	Matrix Service Co.	16,360	299
*,^	Plug Power Inc.	116,636	286
^	W&T Offshore Inc.	52,008	285
*	Trecora Resources	18,615	281
*	Parker Drilling Co.	84,588	281
^	Energy XXI Ltd.	101,141	266
*	Penn Virginia Corp.	59,053	259
*	Eclipse Resources Corp.	47,631	251
*	PHI Inc.	8,164	245
*,^	FuelCell Energy Inc.	245,725	240
^	EXCO Resources Inc.	194,700	230
*	PetroQuest Energy Inc.	113,320	224
^	Comstock Resources Inc.	64,400	214
*	Resolute Energy Corp.	221,178	214
*	Jones Energy Inc. Class A	23,158	210
*	Northern Oil and Gas Inc.	30,626	207
*	Natural Gas Services Group Inc.	8,711	199
*,^	Swift Energy Co.	97,300	198
*	Contango Oil & Gas Co.	15,992	196
*	Approach Resources Inc.	27,950	191
*	Solazyme Inc.	59,640	187
*	Seventy Seven Energy Inc.	42,902	184
	Tesco Corp.	16,637	181
*	Bill Barrett Corp.	20,019	172
*	Ring Energy Inc.	13,915	156
*,^	Halcon Resources Corp.	133,716	155
*,^	Amyris Inc.	79,183	154
*	Harvest Natural Resources Inc.	86,200	151
*	VAALCO Energy Inc.	69,478	149
	Paragon Offshore plc	114,497	125
*	Goodrich Petroleum Corp.	60,862	113
	Gulf Island Fabrication Inc.	9,619	107
*	Par Petroleum Corp.	5,300	99
*	Warren Resources Inc.	202,414	93
*	Independence Contract Drilling Inc.	10,300	91
*	Isramco Inc.	647	89
*	Enphase Energy Inc.	10,300	78
*	US Energy Corp. Wyoming	136,113	72
	Adams Resources & Energy Inc.	1,582	71
*	FX Energy Inc.	77,200	68
*	Forbes Energy Services Ltd.	45,000	62
*	Emerald Oil Inc.	14,465	61
*	Willbros Group Inc.	43,594	56
^	ZaZa Energy Corp.	69,100	55
	Noble Corp. plc	3,207	49
*	STR Holdings Inc.	36,800	44
*	Blue Earth Inc.	31,800	35
	Dawson Geophysical Co.	7,288	34
*	Antero Resources Corp.	826	28
*	ION Geophysical Corp.	25,600	27

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*,^	Ascent Solar Technologies Inc.	43,900	24
*	Yuma Energy Inc.	34,423	18
*	Mitcham Industries Inc.	3,689	15
*	Hercules Offshore Inc.	51,300	12
	Evolution Petroleum Corp.	1,328	9
*	PrimeEnergy Corp.	141	8
*	Real Goods Solar Inc. Class A	1,199	3
*	Midstates Petroleum Co. Inc.	85	—
*	Miller Energy Resources Inc.	54	—
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	9,500	—
*	Gerber Scientific Inc. CVR	16,800	—
			1,110,243
Technology (9.2%)
	Apple Inc.	3,922,519	491,982
	Microsoft Corp.	4,956,370	218,824
*	Facebook Inc. Class A	1,463,524	125,519
*	Google Inc. Class A	196,270	105,994
*	Google Inc. Class C	200,444	104,333
	Intel Corp.	3,248,231	98,795
	International Business Machines Corp.	606,810	98,704
	Cisco Systems Inc.	3,471,590	95,330
	Oracle Corp.	2,237,892	90,187
	QUALCOMM Inc.	1,113,633	69,747
	Hewlett-Packard Co.	1,249,609	37,501
	Texas Instruments Inc.	716,691	36,917
	EMC Corp.	1,332,769	35,172
*	Salesforce.com inc	424,508	29,558
*	Adobe Systems Inc.	323,667	26,220
*	Cognizant Technology Solutions Corp. Class A	415,070	25,357
	Avago Technologies Ltd. Class A	175,471	23,325
*	Yahoo! Inc.	588,171	23,109
	Broadcom Corp. Class A	378,167	19,472
	Intuit Inc.	178,772	18,015
	Corning Inc.	876,190	17,287
	Applied Materials Inc.	857,430	16,480
*	Cerner Corp.	210,900	14,565
*	Micron Technology Inc.	752,709	14,181
	Analog Devices Inc.	214,955	13,797
	Skyworks Solutions Inc.	129,746	13,507
	Western Digital Corp.	150,376	11,792
	Symantec Corp.	463,508	10,777
	Altera Corp.	207,780	10,638
	Seagate Technology plc	204,434	9,711
*	Red Hat Inc.	124,906	9,484
*	Palo Alto Networks Inc.	51,041	8,917
	Lam Research Corp.	109,454	8,904
*	Catamaran Corp.	140,786	8,599
*	Akamai Technologies Inc.	120,828	8,436
	SanDisk Corp.	143,712	8,367
*	Qorvo Inc.	101,829	8,174
	Xilinx Inc.	179,559	7,929
*	Autodesk Inc.	156,604	7,842
*	Citrix Systems Inc.	109,934	7,713
	Motorola Solutions Inc.	131,941	7,565
*	ServiceNow Inc.	99,094	7,364
	Linear Technology Corp.	162,111	7,170
	NVIDIA Corp.	355,277	7,145
	Maxim Integrated Products Inc.	195,618	6,763
	NetApp Inc.	211,265	6,668
	Juniper Networks Inc.	254,310	6,604
	Harris Corp.	83,615	6,431
	Computer Sciences Corp.	97,541	6,403
	Microchip Technology Inc.	132,688	6,293
	KLA-Tencor Corp.	110,276	6,199

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	SunEdison Inc.	206,929	6,189
	CA Inc.	209,132	6,125
*	F5 Networks Inc.	49,018	5,899
	CDK Global Inc.	109,021	5,885
*	Splunk Inc.	82,729	5,760
*	Workday Inc. Class A	74,392	5,683
*	ANSYS Inc.	61,205	5,584
*	Synopsys Inc.	105,686	5,353
*	Twitter Inc.	147,662	5,348
*	VMware Inc. Class A	56,303	4,827
*	VeriSign Inc.	77,641	4,792
*	Gartner Inc.	53,432	4,583
	IAC/InterActiveCorp	54,608	4,350
*	FireEye Inc.	87,702	4,289
*	Fortinet Inc.	98,201	4,059
*	Cadence Design Systems Inc.	199,319	3,919
*	Tableau Software Inc. Class A	33,831	3,901
*	Informatica Corp.	74,347	3,604
*	Teradata Corp.	96,234	3,561
	SS&C Technologies Holdings Inc.	54,628	3,414
*	ON Semiconductor Corp.	291,945	3,413
	Brocade Communications Systems Inc.	286,419	3,403
	Garmin Ltd.	77,267	3,394
*	NCR Corp.	111,519	3,357
*	PTC Inc.	78,385	3,215
*	Rackspace Hosting Inc.	85,600	3,183
*	Nuance Communications Inc.	173,733	3,042
*	Ultimate Software Group Inc.	18,510	3,042
*	athenahealth Inc.	26,261	3,009
*	Manhattan Associates Inc.	49,780	2,969
	CDW Corp.	86,610	2,969
*	Freescale Semiconductor Ltd.	72,652	2,904
*	Tyler Technologies Inc.	21,792	2,819
	DST Systems Inc.	22,288	2,808
	Teradyne Inc.	144,288	2,783
*	ARRIS Group Inc.	89,372	2,735
*	Aspen Technology Inc.	58,769	2,677
	Cypress Semiconductor Corp.	221,912	2,610
	Atmel Corp.	264,315	2,605
*	VeriFone Systems Inc.	76,177	2,587
*	CommScope Holding Co. Inc.	83,483	2,547
*	Guidewire Software Inc.	47,807	2,530
*	Verint Systems Inc.	40,999	2,490
*	Dealertrack Technologies Inc.	39,615	2,487
*	IMS Health Holdings Inc.	80,377	2,464
*	Cavium Inc.	35,794	2,463
*	Ingram Micro Inc.	95,841	2,399
*	Microsemi Corp.	63,440	2,217
*	Qlik Technologies Inc.	62,283	2,177
*	Integrated Device Technology Inc.	99,115	2,151
*	Synaptics Inc.	24,582	2,132
*	NetSuite Inc.	23,227	2,131
*	Cree Inc.	79,857	2,079
	j2 Global Inc.	30,592	2,078
*	SolarWinds Inc.	44,241	2,041
*	EPAM Systems Inc.	28,400	2,023
	Leidos Holdings Inc.	49,629	2,003
	Solera Holdings Inc.	44,829	1,998
	Mentor Graphics Corp.	73,857	1,952
	Fair Isaac Corp.	21,495	1,951
*	Medidata Solutions Inc.	35,822	1,946
*	ACI Worldwide Inc.	77,539	1,905
*	Infinera Corp.	88,339	1,853
*	Arista Networks Inc.	22,515	1,840

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Lexmark International Inc. Class A	41,334	1,827
*	Ciena Corp.	76,156	1,803
*	JDS Uniphase Corp.	155,171	1,797
	Blackbaud Inc.	30,930	1,761
*	ViaSat Inc.	28,420	1,713
*	Allscripts Healthcare Solutions Inc.	124,613	1,705
*	Demandware Inc.	23,763	1,689
	Plantronics Inc.	28,972	1,631
*	Proofpoint Inc.	25,390	1,617
	Advent Software Inc.	35,647	1,576
*,^	3D Systems Corp.	77,693	1,517
*	Dycom Industries Inc.	25,080	1,476
*	Ellie Mae Inc.	21,100	1,473
*	Tech Data Corp.	25,522	1,469
*	Cirrus Logic Inc.	42,694	1,453
	SYNNEX Corp.	19,628	1,437
*	EchoStar Corp. Class A	29,497	1,436
	InterDigital Inc.	24,728	1,407
*	Silicon Laboratories Inc.	25,504	1,377
*	Electronics For Imaging Inc.	31,606	1,375
*	Entegris Inc.	94,183	1,372
	Diebold Inc.	39,103	1,369
	Science Applications International Corp.	25,843	1,366
*	Fairchild Semiconductor International Inc. Class A	78,064	1,357
	MKS Instruments Inc.	35,377	1,342
*	CACI International Inc. Class A	16,129	1,305
	Tessera Technologies Inc.	34,103	1,295
*	Cornerstone OnDemand Inc.	36,565	1,272
*	Finisar Corp.	69,100	1,235
*	Veeva Systems Inc. Class A	43,286	1,213
*	Synchronoss Technologies Inc.	26,087	1,193
	Monolithic Power Systems Inc.	23,253	1,179
*	Rambus Inc.	81,001	1,174
*	IGATE Corp.	24,576	1,172
*	OmniVision Technologies Inc.	43,784	1,147
*	CommVault Systems Inc.	26,946	1,143
*	MicroStrategy Inc. Class A	6,717	1,142
	Intersil Corp. Class A	87,931	1,100
*	Fleetmatics Group plc	23,100	1,082
*	Polycom Inc.	92,948	1,063
*	Infoblox Inc.	39,915	1,046
*	Advanced Micro Devices Inc.	431,982	1,037
*	Syntel Inc.	21,664	1,029
*	PMC-Sierra Inc.	117,152	1,003
*	Rovi Corp.	61,266	977
*	Envestnet Inc.	24,118	975
*	QLogic Corp.	68,357	970
*	Progress Software Corp.	34,625	952
*	Premier Inc. Class A	24,624	947
	Cogent Communications Holdings Inc.	27,823	942
*	LogMeIn Inc.	14,197	916
*	Semtech Corp.	45,518	904
*	Insight Enterprises Inc.	30,101	900
*	Gogo Inc.	41,420	888
*	Advanced Energy Industries Inc.	31,369	862
	West Corp.	28,638	862
	Power Integrations Inc.	18,625	841
*	MedAssets Inc.	37,703	832
*,^	NetScout Systems Inc.	22,390	821
*	Bottomline Technologies de Inc.	29,271	814
*	InvenSense Inc.	53,898	814
*	BroadSoft Inc.	23,345	807
*	RealPage Inc.	41,727	796
*	Endurance International Group Holdings Inc.	38,364	793

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	CSG Systems International Inc.	24,756	784
^	Ebix Inc.	23,640	771
*	Virtusa Corp.	14,920	767
*	Zendesk Inc.	34,115	758
*	NETGEAR Inc.	25,214	757
*	Cray Inc.	25,637	757
*,^	VASCO Data Security International Inc.	25,043	756
*	Web.com Group Inc.	30,727	744
*	Shutterstock Inc.	12,675	743
	Monotype Imaging Holdings Inc.	30,818	743
	Ubiquiti Networks Inc.	22,454	717
*	Nimble Storage Inc.	25,202	707
*	SPS Commerce Inc.	10,577	696
	ADTRAN Inc.	42,633	693
	Pegasystems Inc.	29,872	684
*	Cabot Microelectronics Corp.	14,507	683
	NIC Inc.	37,227	680
*	Super Micro Computer Inc.	22,753	673
*	ScanSource Inc.	17,438	664
*	Qualys Inc.	16,028	647
*	Kulicke & Soffa Industries Inc.	54,173	634
*	Ruckus Wireless Inc.	61,195	633
*	RingCentral Inc. Class A	33,564	621
*	Gigamon Inc.	18,400	607
	Pitney Bowes Inc.	28,995	603
	Quality Systems Inc.	35,600	590
*	Unisys Corp.	29,000	580
*	Photronics Inc.	57,874	550
*	Diodes Inc.	22,810	550
*	Marketo Inc.	19,124	537
*	Amkor Technology Inc.	87,498	523
*	2U Inc.	15,684	505
	Computer Programs & Systems Inc.	9,407	502
*	Ixia	39,012	485
*	Intra-Cellular Therapies Inc.	15,172	485
*	Lattice Semiconductor Corp.	79,827	470
*	Paycom Software Inc.	13,585	464
*	Mercury Systems Inc.	31,201	457
*	ePlus Inc.	5,920	454
*	GoDaddy Inc. Class A	15,991	451
*	Interactive Intelligence Group Inc.	10,002	445
*	Barracuda Networks Inc.	11,000	436
*	Loral Space & Communications Inc.	6,899	435
*	Callidus Software Inc.	27,470	428
	Integrated Silicon Solution Inc.	18,910	419
*	Perficient Inc.	21,666	417
*	Inphi Corp.	18,128	414
	Epiq Systems Inc.	24,184	408
*	PDF Solutions Inc.	24,976	400
*	CalAmp Corp.	21,488	392
*	Intralinks Holdings Inc.	32,564	388
*	Axcelis Technologies Inc.	128,388	380
*	MaxLinear Inc.	30,869	373
*	Actua Corp.	25,930	370
	Cohu Inc.	27,773	367
*	Premiere Global Services Inc.	35,697	367
*	Applied Micro Circuits Corp.	53,359	360
*	Blucora Inc.	22,196	358
	Comtech Telecommunications Corp.	12,330	358
*	HubSpot Inc.	7,070	351
*	SunEdison Semiconductor Ltd.	20,144	348
*	Internap Corp.	37,518	347
	Forrester Research Inc.	9,617	346
	Brooks Automation Inc.	30,206	346

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	IXYS Corp.	22,464	344
	Inteliquent Inc.	18,344	338
	PC Connection Inc.	13,591	336
*	Benefitfocus Inc.	7,655	336
*	Textura Corp.	12,043	335
*	Silver Spring Networks Inc.	26,300	326
*	PROS Holdings Inc.	15,264	322
*	LivePerson Inc.	32,556	319
*	Merge Healthcare Inc.	66,509	319
	Marvell Technology Group Ltd.	24,024	317
*	Quantum Corp.	187,500	315
*	Ciber Inc.	86,492	298
	Alliance Fiber Optic Products Inc.	15,900	295
*	RigNet Inc.	9,251	283
	Micrel Inc.	20,146	280
*	Pendrell Corp.	202,579	278
*	Limelight Networks Inc.	70,200	277
*	Oclaro Inc.	120,968	273
*	Zix Corp.	51,791	268
*	Ultratech Inc.	14,396	267
*	Sigma Designs Inc.	22,251	265
*	Exar Corp.	27,035	264
*	Harmonic Inc.	38,600	264
	Hackett Group Inc.	18,781	252
*	CEVA Inc.	12,676	246
*	Cvent Inc.	9,502	245
*	Nanometrics Inc.	14,833	239
*	Imation Corp.	58,530	238
*	Q2 Holdings Inc.	8,294	234
*	Sonus Networks Inc.	33,649	233
*	Dot Hill Systems Corp.	37,695	231
	QAD Inc. Class A	8,720	230
*	Amtech Systems Inc.	21,172	220
*	Kopin Corp.	61,776	213
*	Mattson Technology Inc.	62,863	211
*	GigOptix Inc.	123,700	210
*	SciQuest Inc.	14,167	210
*	NeoPhotonics Corp.	22,596	206
*	Immersion Corp.	16,249	206
*	Extreme Networks Inc.	76,457	206
*	FormFactor Inc.	21,706	200
*,^	Box Inc.	10,440	195
*	GSI Technology Inc.	36,975	193
*	Boingo Wireless Inc.	23,230	192
*	Tremor Video Inc.	65,444	190
*	VOXX International Corp. Class A	22,982	190
*	ChannelAdvisor Corp.	15,532	186
*	Rally Software Development Corp.	8,971	174
*	Xcerra Corp.	22,813	173
*	Aviat Networks Inc.	136,400	172
*	Vectrus Inc.	6,838	170
*	Castlight Health Inc. Class B	20,604	168
*	Digimarc Corp.	3,714	168
*	Tangoe Inc.	13,200	166
*	Carbonite Inc.	13,955	165
*	FalconStor Software Inc.	103,055	164
*,^	MeetMe Inc.	95,588	162
*	NetSol Technologies Inc.	31,500	162
	American Software Inc. Class A	16,647	158
*	A10 Networks Inc.	24,213	156
*	MoSys Inc.	81,410	155
*	Brightcove Inc.	22,519	154
*	Intermolecular Inc.	78,300	154
	Pericom Semiconductor Corp.	11,541	152

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Violin Memory Inc.	60,676	149
*	ShoreTel Inc.	21,884	148
*,^	KEYW Holding Corp.	15,268	142
*,^	Neonode Inc.	47,000	139
*	Rudolph Technologies Inc.	11,500	138
*	TransEnterix Inc.	46,000	138
*	Covisint Corp.	40,926	134
	Preformed Line Products Co.	3,527	133
*	Westell Technologies Inc. Class A	130,618	129
	Concurrent Computer Corp.	20,811	129
*	MobileIron Inc.	21,400	126
*	KVH Industries Inc.	9,261	125
*	Pixelworks Inc.	21,074	124
*	Calix Inc.	16,174	123
*,^	Park City Group Inc.	9,825	122
*	Comverse Inc.	5,800	116
*	Cascade Microtech Inc.	7,491	114
*	Digi International Inc.	11,876	113
*	Ultra Clean Holdings Inc.	17,696	110
*	Alpha & Omega Semiconductor Ltd.	12,523	109
*	Agilysys Inc.	11,474	105
*	VirnetX Holding Corp.	24,600	103
*	Hutchinson Technology Inc.	60,200	103
*	Systemax Inc.	11,829	102
*	Leap Wireless International Inc CVR	39,632	100
*	Clearfield Inc.	6,205	99
*	Five9 Inc.	18,858	99
*	ADDvantage Technologies Group Inc.	41,902	98
*	inTEST Corp.	21,900	95
*	Marin Software Inc.	14,116	95
*	Cyan Inc.	18,050	95
*	Model N Inc.	7,905	94
*	Exa Corp.	8,351	93
*	Varonis Systems Inc.	4,150	92
*	Guidance Software Inc.	10,347	88
*	Silicon Graphics International Corp.	13,400	87
*	Applied Optoelectronics Inc.	4,700	82
*	Seachange International Inc.	11,140	78
*	eGain Corp.	15,400	77
*	Rocket Fuel Inc.	9,200	75
*	Hortonworks Inc.	2,950	75
*	Selectica Inc.	14,201	75
*	EMCORE Corp.	12,381	75
*	Qumu Corp.	8,989	74
*	DSP Group Inc.	7,016	72
*	New Relic Inc.	2,047	72
	Computer Task Group Inc.	9,180	71
	PC-Tel Inc.	9,837	71
*	Support.com Inc.	49,717	70
*	PAR Technology Corp.	13,813	68
*	iPass Inc.	64,042	67
*	OPOWER Inc.	5,726	66
	Evolving Systems Inc.	7,297	65
*	QuickLogic Corp.	41,109	65
*	Edgewater Technology Inc.	8,642	63
*	ANADIGICS Inc.	85,470	62
*	Datalink Corp.	6,748	60
*	CVD Equipment Corp.	5,349	60
*	Telenav Inc.	6,980	56
*	Mitek Systems Inc.	14,800	56
*	TeleCommunication Systems Inc. Class A	15,900	53
*	Novatel Wireless Inc.	15,960	52
*	LRAD Corp.	25,183	50
	GlobalSCAPE Inc.	14,200	47

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Smith Micro Software Inc.	36,146	42
*	Unwired Planet Inc.	65,508	41
*	Cinedigm Corp. Class A	56,581	40
*	Rosetta Stone Inc.	4,886	39
*	Meru Networks Inc.	22,822	37
	Astro-Med Inc.	2,500	36
*	Numerex Corp. Class A	4,145	35
	NCI Inc. Class A	3,378	35
*	Vocera Communications Inc.	2,910	33
*	Alarm.com Holdings Inc.	2,150	33
*	Innodata Inc.	11,524	30
*	BroadVision Inc.	4,952	30
*	Apigee Corp.	2,651	26
	TESSCO Technologies Inc.	1,100	22
*	BSQUARE Corp.	2,900	20
*	WidePoint Corp.	11,700	20
*	Aerohive Networks Inc.	2,782	19
*	Radisys Corp.	7,200	18
*	Netlist Inc.	33,001	18
*	Imprivata Inc.	1,067	17
	QAD Inc. Class B	677	15
	Optical Cable Corp.	4,200	14
*	Icad Inc.	4,360	14
*	Vringo Inc.	24,700	14
*	Appfolio Inc.	760	11
*	Majesco	1,752	9
*	Zhone Technologies Inc.	2,987	7
*	Amber Road Inc.	880	6
	Simulations Plus Inc.	800	5
*	Jive Software Inc.	900	5
	Aware Inc.	422	2
*	United Online Inc.	100	2
*	ParkerVision Inc.	3,645	1
*	Identiv Inc.	194	1
*	Authentidate Holding Corp.	200	—
*	Magnum Hunter Resources Corp. Warrants Expire 4/15/2016	12,617	—
			2,407,969
Telecommunications (1.2%)
	Verizon Communications Inc.	2,832,887	132,041
	AT&T Inc.	3,609,229	128,200
*	SBA Communications Corp. Class A	88,453	10,169
*	Level 3 Communications Inc.	164,281	8,653
*	T-Mobile US Inc.	204,052	7,911
	CenturyLink Inc.	226,894	6,666
	Frontier Communications Corp.	830,592	4,111
*	Sprint Corp.	645,387	2,943
	Telephone & Data Systems Inc.	60,954	1,792
*	Zayo Group Holdings Inc.	41,560	1,069
*	Iridium Communications Inc.	72,368	658
	Atlantic Tele-Network Inc.	8,677	599
*,^	Globalstar Inc.	276,599	584
	Consolidated Communications Holdings Inc.	27,388	575
	Shenandoah Telecommunications Co.	16,591	568
*	Vonage Holdings Corp.	102,577	504
	EarthLink Holdings Corp.	65,500	491
*	United States Cellular Corp.	12,423	468
*	8x8 Inc.	51,972	466
*	General Communication Inc. Class A	23,728	404
*	Cincinnati Bell Inc.	101,867	389
*	inContact Inc.	33,374	329
*	GTT Communications Inc.	11,891	284
*	Pacific DataVision Inc.	6,091	257
	Spok Holdings Inc.	14,382	242
*	Alaska Communications Systems Group Inc.	97,105	233

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Intelsat SA	22,790	226
*	ORBCOMM Inc.	28,091	190
	IDT Corp. Class B	10,156	184
*	Straight Path Communications Inc. Class B	5,078	166
	Lumos Networks Corp.	11,015	163
*	Hawaiian Telcom Holdco Inc.	5,805	151
*	FairPoint Communications Inc.	7,600	138
*	NTELOS Holdings Corp.	6,200	29
*	Alteva Inc.	3,457	25
	Windstream Holdings Inc.	2,928	19
*	Elephant Talk Communications Corp.	37,067	14
*	HC2 Holdings Inc.	500	4
			311,915
Utilities (1.7%)
	Duke Energy Corp.	515,724	36,420
	NextEra Energy Inc.	315,430	30,922
	Dominion Resources Inc.	420,768	28,137
	Southern Co.	643,442	26,960
	American Electric Power Co. Inc.	369,293	19,561
	PG&E Corp.	334,494	16,424
	Sempra Energy	162,054	16,034
	PPL Corp.	514,098	15,150
	Public Service Enterprise Group Inc.	352,032	13,828
	Edison International	229,541	12,758
	Consolidated Edison Inc.	215,290	12,461
	Xcel Energy Inc.	374,072	12,038
	Exelon Corp.	347,431	10,916
	Entergy Corp.	144,114	10,160
	DTE Energy Co.	132,303	9,875
	NiSource Inc.	216,403	9,866
	Eversource Energy	216,367	9,825
	WEC Energy Group Inc.	213,781	9,614
	CMS Energy Corp.	211,479	6,733
	CenterPoint Energy Inc.	314,463	5,984
	American Water Works Co. Inc.	122,627	5,963
	NRG Energy Inc.	260,501	5,960
	ONEOK Inc.	150,371	5,937
*	Calpine Corp.	287,645	5,175
	Pepco Holdings Inc.	173,667	4,679
	Alliant Energy Corp.	76,943	4,441
	AES Corp.	333,325	4,420
	SCANA Corp.	86,619	4,387
	Pinnacle West Capital Corp.	75,446	4,292
	UGI Corp.	116,043	3,998
	AGL Resources Inc.	80,777	3,761
	FirstEnergy Corp.	109,116	3,552
	ITC Holdings Corp.	109,633	3,528
	Atmos Energy Corp.	67,691	3,471
	National Fuel Gas Co.	54,012	3,181
	Westar Energy Inc. Class A	90,098	3,083
	Aqua America Inc.	120,580	2,953
	TECO Energy Inc.	160,122	2,828
	Great Plains Energy Inc.	116,852	2,823
*	Dynegy Inc.	89,941	2,631
	Questar Corp.	117,199	2,451
	Ameren Corp.	59,445	2,240
	Cleco Corp.	41,053	2,211
	Hawaiian Electric Industries Inc.	73,185	2,176
	Vectren Corp.	55,226	2,125
	IDACORP Inc.	33,607	1,887
	Piedmont Natural Gas Co. Inc.	52,220	1,844
	WGL Holdings Inc.	33,171	1,801
	TerraForm Power Inc. Class A	46,803	1,777
	Portland General Electric Co.	52,563	1,743

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Market
				Value
			Shares	($000)
UIL Holdings Corp.			37,778	1,731
Southwest Gas Corp.			31,121	1,656
New Jersey Resources Corp.			56,918	1,568
ALLETE Inc.			33,214	1,541
NorthWestern Corp.			31,330	1,527
ONE Gas Inc.			34,982	1,489
Laclede Group Inc.			27,546	1,434
PNM Resources Inc.			53,210	1,309
Black Hills Corp.			29,846	1,303
Avista Corp.			40,411	1,239
* Talen Energy Corp.			66,694	1,144
South Jersey Industries Inc.			45,094	1,115
El Paso Electric Co.			26,736	927
American States Water Co.			24,218	905
MGE Energy Inc.			22,043	854
Ormat Technologies Inc.			21,247	800
Northwest Natural Gas Co.			17,907	755
Empire District Electric Co.			28,339	618
California Water Service Group			26,632	608
Chesapeake Utilities Corp.			8,151	439
Unitil Corp.			12,714	420
Atlantic Power Corp.			127,320	392
SJW Corp.			10,483	322
* Vivint Solar Inc.			25,967	316
Middlesex Water Co.			10,426	235
Connecticut Water Service Inc.			6,614	226
Artesian Resources Corp. Class A			9,115	192
York Water Co.			8,846	184
Delta Natural Gas Co. Inc.			6,804	137
* Cadiz Inc.			11,960	104
* Pure Cycle Corp.			19,761	103
* US Geothermal Inc.			86,878	46
Genie Energy Ltd. Class B			1,277	13
				440,636
Total Common Stocks (Cost $7,510,977)				15,363,366

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (25.6%)
U.S. Government Securities (16.0%)
United States Treasury Note/Bond	5.125%	5/15/16	14,750	15,368
United States Treasury Note/Bond	7.250%	5/15/16	9,065	9,606
United States Treasury Note/Bond	3.250%	6/30/16	2,827	2,908
United States Treasury Note/Bond	0.625%	7/15/16	49,090	49,228
United States Treasury Note/Bond	0.500%	7/31/16	9,822	9,837
United States Treasury Note/Bond	1.500%	7/31/16	5,875	5,947
United States Treasury Note/Bond	3.250%	7/31/16	17,028	17,552
United States Treasury Note/Bond	0.625%	8/15/16	18,075	18,123
United States Treasury Note/Bond	1.000%	8/31/16	13,025	13,117
United States Treasury Note/Bond	3.000%	8/31/16	9,325	9,606
United States Treasury Note/Bond	0.875%	9/15/16	28,000	28,157
United States Treasury Note/Bond	0.500%	9/30/16	5,042	5,048
United States Treasury Note/Bond	1.000%	9/30/16	43,300	43,625
United States Treasury Note/Bond	3.000%	9/30/16	8,375	8,645
United States Treasury Note/Bond	0.625%	10/15/16	27,875	27,945
United States Treasury Note/Bond	0.375%	10/31/16	20,059	20,040
United States Treasury Note/Bond	1.000%	10/31/16	13,486	13,585
United States Treasury Note/Bond	0.625%	11/15/16	38,200	38,284
United States Treasury Note/Bond	4.625%	11/15/16	425	449
United States Treasury Note/Bond	0.875%	11/30/16	26,407	26,555
United States Treasury Note/Bond	2.750%	11/30/16	2,475	2,554

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	0.625%	12/15/16	48,225	48,316
United States Treasury Note/Bond	0.625%	12/31/16	4,439	4,448
United States Treasury Note/Bond	0.875%	12/31/16	15,865	15,957
United States Treasury Note/Bond	0.750%	1/15/17	22,815	22,897
United States Treasury Note/Bond	0.500%	1/31/17	20,000	19,991
United States Treasury Note/Bond	0.875%	1/31/17	17,450	17,545
United States Treasury Note/Bond	3.125%	1/31/17	15,311	15,938
United States Treasury Note/Bond	0.625%	2/15/17	43,675	43,730
United States Treasury Note/Bond	4.625%	2/15/17	200	213
United States Treasury Note/Bond	0.500%	2/28/17	13,751	13,740
United States Treasury Note/Bond	0.875%	2/28/17	9,474	9,526
United States Treasury Note/Bond	3.000%	2/28/17	4,934	5,134
United States Treasury Note/Bond	0.750%	3/15/17	6,030	6,051
United States Treasury Note/Bond	0.500%	3/31/17	4,643	4,637
United States Treasury Note/Bond	1.000%	3/31/17	18,845	18,986
United States Treasury Note/Bond	3.250%	3/31/17	21,100	22,086
United States Treasury Note/Bond	0.875%	4/15/17	33,025	33,195
United States Treasury Note/Bond	0.500%	4/30/17	20,503	20,464
United States Treasury Note/Bond	0.875%	4/30/17	74,125	74,484
United States Treasury Note/Bond	3.125%	4/30/17	52,750	55,181
United States Treasury Note/Bond	0.875%	5/15/17	23,160	23,265
United States Treasury Note/Bond	4.500%	5/15/17	23,200	24,871
United States Treasury Note/Bond	8.750%	5/15/17	6,470	7,448
United States Treasury Note/Bond	2.750%	5/31/17	4,531	4,714
United States Treasury Note/Bond	0.875%	6/15/17	40,750	40,935
United States Treasury Note/Bond	0.625%	6/30/17	4,295	4,293
United States Treasury Note/Bond	0.750%	6/30/17	28,635	28,689
United States Treasury Note/Bond	2.500%	6/30/17	26,650	27,624
United States Treasury Note/Bond	0.875%	7/15/17	31,934	32,059
United States Treasury Note/Bond	0.500%	7/31/17	11,103	11,061
United States Treasury Note/Bond	2.375%	7/31/17	48,626	50,313
United States Treasury Note/Bond	0.875%	8/15/17	31,150	31,257
United States Treasury Note/Bond	4.750%	8/15/17	15,950	17,311
United States Treasury Note/Bond	0.625%	8/31/17	7,860	7,844
United States Treasury Note/Bond	1.875%	8/31/17	15,025	15,398
United States Treasury Note/Bond	1.000%	9/15/17	16,355	16,447
United States Treasury Note/Bond	0.625%	9/30/17	4,115	4,102
United States Treasury Note/Bond	1.875%	9/30/17	22,600	23,169
United States Treasury Note/Bond	0.875%	10/15/17	51,150	51,254
United States Treasury Note/Bond	0.750%	10/31/17	2,300	2,298
United States Treasury Note/Bond	0.875%	11/15/17	26,721	26,763
United States Treasury Note/Bond	4.250%	11/15/17	13,020	14,076
United States Treasury Note/Bond	0.625%	11/30/17	4,050	4,031
United States Treasury Note/Bond	1.000%	12/15/17	6,353	6,378
United States Treasury Note/Bond	0.750%	12/31/17	1,143	1,140
United States Treasury Note/Bond	0.875%	1/15/18	30,501	30,501
United States Treasury Note/Bond	0.875%	1/31/18	2,465	2,465
United States Treasury Note/Bond	2.625%	1/31/18	10,000	10,447
United States Treasury Note/Bond	1.000%	2/15/18	18,000	18,045
United States Treasury Note/Bond	3.500%	2/15/18	31,600	33,723
United States Treasury Note/Bond	2.750%	2/28/18	5,000	5,241
United States Treasury Note/Bond	1.000%	3/15/18	14,653	14,681
United States Treasury Note/Bond	2.875%	3/31/18	5,000	5,261
United States Treasury Note/Bond	0.750%	4/15/18	10,524	10,465
United States Treasury Note/Bond	0.625%	4/30/18	3,175	3,144
United States Treasury Note/Bond	2.625%	4/30/18	16,300	17,056
United States Treasury Note/Bond	3.875%	5/15/18	1,734	1,877
United States Treasury Note/Bond	9.125%	5/15/18	3,675	4,527
United States Treasury Note/Bond	1.000%	5/31/18	25,475	25,475
United States Treasury Note/Bond	2.375%	5/31/18	1,600	1,664
United States Treasury Note/Bond	1.125%	6/15/18	7,310	7,335
United States Treasury Note/Bond	1.375%	6/30/18	10,285	10,393
United States Treasury Note/Bond	2.375%	6/30/18	25,705	26,717
United States Treasury Note/Bond	1.375%	7/31/18	25,251	25,492

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.250%	7/31/18	6,701	6,942
United States Treasury Note/Bond	1.500%	8/31/18	8,450	8,556
United States Treasury Note/Bond	1.375%	9/30/18	58,575	59,024
United States Treasury Note/Bond	1.250%	10/31/18	12,100	12,136
United States Treasury Note/Bond	1.750%	10/31/18	42,230	43,062
United States Treasury Note/Bond	3.750%	11/15/18	805	874
United States Treasury Note/Bond	1.250%	11/30/18	26,250	26,299
United States Treasury Note/Bond	1.375%	11/30/18	12,488	12,576
United States Treasury Note/Bond	1.375%	12/31/18	11,375	11,434
United States Treasury Note/Bond	1.500%	12/31/18	11,125	11,229
United States Treasury Note/Bond	1.250%	1/31/19	27,475	27,466
United States Treasury Note/Bond	1.500%	1/31/19	18,425	18,583
United States Treasury Note/Bond	2.750%	2/15/19	11,620	12,226
United States Treasury Note/Bond	8.875%	2/15/19	1,850	2,352
United States Treasury Note/Bond	1.375%	2/28/19	12,450	12,489
United States Treasury Note/Bond	1.500%	2/28/19	36,590	36,876
United States Treasury Note/Bond	1.500%	3/31/19	10,175	10,248
United States Treasury Note/Bond	1.625%	3/31/19	7,755	7,843
United States Treasury Note/Bond	1.250%	4/30/19	297	296
United States Treasury Note/Bond	1.625%	4/30/19	46,004	46,478
United States Treasury Note/Bond	3.125%	5/15/19	19,835	21,155
United States Treasury Note/Bond	1.125%	5/31/19	5,525	5,477
United States Treasury Note/Bond	1.500%	5/31/19	30,746	30,900
United States Treasury Note/Bond	1.000%	6/30/19	3,502	3,450
United States Treasury Note/Bond	1.625%	6/30/19	27,337	27,576
United States Treasury Note/Bond	0.875%	7/31/19	32,592	31,894
United States Treasury Note/Bond	1.625%	7/31/19	27,861	28,087
United States Treasury Note/Bond	3.625%	8/15/19	18,900	20,560
United States Treasury Note/Bond	8.125%	8/15/19	5,535	7,024
United States Treasury Note/Bond	1.000%	8/31/19	9,175	9,007
United States Treasury Note/Bond	1.625%	8/31/19	14,006	14,111
United States Treasury Note/Bond	1.750%	9/30/19	24,155	24,427
United States Treasury Note/Bond	1.250%	10/31/19	3,800	3,763
United States Treasury Note/Bond	1.500%	10/31/19	55,715	55,706
United States Treasury Note/Bond	3.375%	11/15/19	20,180	21,772
United States Treasury Note/Bond	1.000%	11/30/19	6,025	5,888
United States Treasury Note/Bond	1.500%	11/30/19	35,106	35,084
United States Treasury Note/Bond	1.125%	12/31/19	1,075	1,055
United States Treasury Note/Bond	1.625%	12/31/19	41,033	41,174
United States Treasury Note/Bond	1.250%	1/31/20	757	746
United States Treasury Note/Bond	1.375%	1/31/20	2,700	2,677
United States Treasury Note/Bond	3.625%	2/15/20	8,270	9,025
United States Treasury Note/Bond	8.500%	2/15/20	3,269	4,283
United States Treasury Note/Bond	1.250%	2/29/20	4,990	4,912
United States Treasury Note/Bond	1.375%	2/29/20	18,318	18,149
United States Treasury Note/Bond	1.125%	3/31/20	11,000	10,753
United States Treasury Note/Bond	1.375%	3/31/20	19,773	19,566
United States Treasury Note/Bond	1.125%	4/30/20	10,800	10,544
United States Treasury Note/Bond	1.375%	4/30/20	15,267	15,088
United States Treasury Note/Bond	3.500%	5/15/20	3,560	3,868
United States Treasury Note/Bond	1.375%	5/31/20	18,815	18,574
United States Treasury Note/Bond	1.500%	5/31/20	43,208	42,938
United States Treasury Note/Bond	1.625%	6/30/20	38,460	38,424
United States Treasury Note/Bond	1.875%	6/30/20	23,525	23,775
United States Treasury Note/Bond	2.000%	7/31/20	6,268	6,368
United States Treasury Note/Bond	2.625%	8/15/20	15,775	16,482
United States Treasury Note/Bond	1.750%	10/31/20	45,650	45,643
United States Treasury Note/Bond	2.625%	11/15/20	54,233	56,597
United States Treasury Note/Bond	2.000%	11/30/20	22,950	23,215
United States Treasury Note/Bond	2.375%	12/31/20	11,442	11,785
United States Treasury Note/Bond	2.125%	1/31/21	10,996	11,168
United States Treasury Note/Bond	3.625%	2/15/21	358	392
United States Treasury Note/Bond	7.875%	2/15/21	400	530
United States Treasury Note/Bond	2.000%	2/28/21	18,600	18,748

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	2.250%	4/30/21	7,075	7,217
	United States Treasury Note/Bond	3.125%	5/15/21	29,512	31,532
	United States Treasury Note/Bond	2.000%	5/31/21	30,378	30,539
	United States Treasury Note/Bond	2.125%	6/30/21	45,700	46,214
	United States Treasury Note/Bond	2.250%	7/31/21	19,600	19,949
	United States Treasury Note/Bond	2.125%	8/15/21	19,115	19,306
	United States Treasury Note/Bond	2.000%	8/31/21	12,325	12,352
	United States Treasury Note/Bond	2.125%	9/30/21	17,325	17,477
	United States Treasury Note/Bond	2.000%	10/31/21	19,935	19,944
	United States Treasury Note/Bond	2.000%	11/15/21	60,250	60,278
	United States Treasury Note/Bond	8.000%	11/15/21	10,770	14,684
	United States Treasury Note/Bond	1.875%	11/30/21	28,467	28,245
	United States Treasury Note/Bond	2.125%	12/31/21	22,700	22,842
	United States Treasury Note/Bond	1.500%	1/31/22	17,975	17,380
	United States Treasury Note/Bond	2.000%	2/15/22	9,520	9,508
	United States Treasury Note/Bond	1.750%	2/28/22	24,544	24,091
	United States Treasury Note/Bond	1.750%	3/31/22	17,879	17,530
	United States Treasury Note/Bond	1.750%	4/30/22	10,100	9,895
	United States Treasury Note/Bond	1.750%	5/15/22	5,400	5,289
	United States Treasury Note/Bond	1.875%	5/31/22	20,750	20,491
	United States Treasury Note/Bond	2.125%	6/30/22	23,795	23,866
	United States Treasury Note/Bond	1.625%	8/15/22	8,000	7,745
	United States Treasury Note/Bond	1.625%	11/15/22	17,550	16,941
	United States Treasury Note/Bond	2.000%	2/15/23	16,335	16,133
	United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,491
	United States Treasury Note/Bond	1.750%	5/15/23	43,043	41,577
	United States Treasury Note/Bond	2.500%	8/15/23	34,410	35,098
	United States Treasury Note/Bond	6.250%	8/15/23	16,980	22,132
	United States Treasury Note/Bond	2.750%	11/15/23	20,256	21,022
	United States Treasury Note/Bond	2.750%	2/15/24	21,674	22,466
	United States Treasury Note/Bond	2.500%	5/15/24	64,818	65,830
	United States Treasury Note/Bond	2.375%	8/15/24	33,710	33,836
	United States Treasury Note/Bond	2.250%	11/15/24	19,546	19,387
	United States Treasury Note/Bond	7.500%	11/15/24	675	974
	United States Treasury Note/Bond	2.000%	2/15/25	12,998	12,602
	United States Treasury Note/Bond	2.125%	5/15/25	62,159	60,916
	United States Treasury Note/Bond	6.875%	8/15/25	2,350	3,319
	United States Treasury Note/Bond	6.000%	2/15/26	2,345	3,143
	United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,407
	United States Treasury Note/Bond	6.500%	11/15/26	5,910	8,299
	United States Treasury Note/Bond	6.125%	11/15/27	6,150	8,514
	United States Treasury Note/Bond	5.500%	8/15/28	10,445	13,864
	United States Treasury Note/Bond	5.250%	11/15/28	9,875	12,850
	United States Treasury Note/Bond	5.250%	2/15/29	8,540	11,123
	United States Treasury Note/Bond	6.125%	8/15/29	2,420	3,418
	United States Treasury Note/Bond	6.250%	5/15/30	11,070	15,941
	United States Treasury Note/Bond	5.375%	2/15/31	9,700	13,013
	United States Treasury Note/Bond	4.500%	2/15/36	21,500	26,939
	United States Treasury Note/Bond	4.750%	2/15/37	5,400	6,971
	United States Treasury Note/Bond	5.000%	5/15/37	7,498	10,013
	United States Treasury Note/Bond	4.375%	2/15/38	9,742	11,934
	United States Treasury Note/Bond	4.500%	5/15/38	8,000	9,964
	United States Treasury Note/Bond	3.500%	2/15/39	5,872	6,303
	United States Treasury Note/Bond	4.250%	5/15/39	8,883	10,678
	United States Treasury Note/Bond	4.500%	8/15/39	7,684	9,581
	United States Treasury Note/Bond	4.375%	11/15/39	17,036	20,872
	United States Treasury Note/Bond	4.625%	2/15/40	13,510	17,160
	United States Treasury Note/Bond	4.375%	5/15/40	2,950	3,617
	United States Treasury Note/Bond	3.875%	8/15/40	3,185	3,622
	United States Treasury Note/Bond	4.250%	11/15/40	8,140	9,807
3	United States Treasury Note/Bond	4.750%	2/15/41	19,838	25,734
	United States Treasury Note/Bond	3.125%	11/15/41	16,525	16,564
	United States Treasury Note/Bond	3.125%	2/15/42	8,523	8,531
	United States Treasury Note/Bond	3.000%	5/15/42	4,425	4,315

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	United States Treasury Note/Bond	2.750%	8/15/42	23,725	21,994
	United States Treasury Note/Bond	2.750%	11/15/42	70,649	65,417
	United States Treasury Note/Bond	3.125%	2/15/43	442	441
	United States Treasury Note/Bond	2.875%	5/15/43	25,010	23,728
	United States Treasury Note/Bond	3.625%	8/15/43	36,486	39,952
	United States Treasury Note/Bond	3.750%	11/15/43	25,731	28,811
	United States Treasury Note/Bond	3.625%	2/15/44	29,063	31,810
	United States Treasury Note/Bond	3.375%	5/15/44	9,816	10,262
	United States Treasury Note/Bond	3.125%	8/15/44	7,751	7,727
	United States Treasury Note/Bond	3.000%	11/15/44	14,969	14,571
	United States Treasury Note/Bond	2.500%	2/15/45	27,130	23,773
	United States Treasury Note/Bond	3.000%	5/15/45	24,000	23,415
					4,148,472
Agency Bonds and Notes (1.3%)
4	AID-Israel	5.500%	12/4/23	375	450
4	AID-Israel	5.500%	4/26/24	1,400	1,693
4	AID-Jordan	1.945%	6/23/19	600	606
4	AID-Jordan	2.503%	10/30/20	750	767
4	AID-Jordan	2.578%	6/30/22	320	322
4	AID-Tunisia	2.452%	7/24/21	250	253
4	AID-Ukraine	1.844%	5/16/19	350	356
4	AID-Ukraine	1.847%	5/29/20	700	706
2	Federal Agricultural Mortgage Corp.	2.000%	7/27/16	175	178
2	Federal Farm Credit Banks	5.125%	8/25/16	925	975
2	Federal Farm Credit Banks	4.875%	1/17/17	850	906
2	Federal Farm Credit Banks	1.125%	9/22/17	500	503
2	Federal Farm Credit Banks	1.000%	9/25/17	425	427
2	Federal Farm Credit Banks	1.125%	12/18/17	500	502
2	Federal Farm Credit Banks	1.110%	2/20/18	425	426
2	Federal Farm Credit Banks	1.100%	6/1/18	400	400
2	Federal Farm Credit Banks	5.150%	11/15/19	3,000	3,443
2	Federal Farm Credit Banks	3.500%	12/20/23	500	532
2	Federal Home Loan Banks	0.500%	9/28/16	7,000	7,003
2	Federal Home Loan Banks	5.125%	10/19/16	2,825	2,994
2	Federal Home Loan Banks	0.625%	11/23/16	1,800	1,802
2	Federal Home Loan Banks	4.750%	12/16/16	4,170	4,424
2	Federal Home Loan Banks	0.625%	12/28/16	1,200	1,201
2	Federal Home Loan Banks	0.875%	3/10/17	275	276
2	Federal Home Loan Banks	4.875%	5/17/17	900	970
2	Federal Home Loan Banks	0.875%	5/24/17	4,000	4,013
2	Federal Home Loan Banks	0.625%	5/30/17	6,000	5,992
2	Federal Home Loan Banks	1.000%	6/21/17	2,500	2,513
2	Federal Home Loan Banks	4.875%	9/8/17	405	441
2	Federal Home Loan Banks	5.000%	11/17/17	2,350	2,576
2	Federal Home Loan Banks	1.375%	3/9/18	2,200	2,221
2	Federal Home Loan Banks	1.125%	4/25/18	2,000	2,006
2	Federal Home Loan Banks	2.750%	6/8/18	1,625	1,704
2	Federal Home Loan Banks	5.375%	8/15/18	225	254
2	Federal Home Loan Banks	1.875%	3/13/20	500	504
2	Federal Home Loan Banks	4.125%	3/13/20	2,075	2,301
2	Federal Home Loan Banks	3.375%	6/12/20	1,825	1,965
2	Federal Home Loan Banks	5.250%	12/11/20	1,000	1,173
2	Federal Home Loan Banks	5.625%	6/11/21	1,600	1,919
2	Federal Home Loan Banks	2.125%	3/10/23	4,300	4,194
2	Federal Home Loan Banks	5.375%	8/15/24	815	989
2	Federal Home Loan Banks	5.500%	7/15/36	2,775	3,574
5	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	3,100	3,266
5	Federal Home Loan Mortgage Corp.	2.000%	8/25/16	11,605	11,815
5	Federal Home Loan Mortgage Corp.	0.875%	10/14/16	10,000	10,048
5	Federal Home Loan Mortgage Corp.	0.500%	1/27/17	5,000	4,992
5	Federal Home Loan Mortgage Corp.	0.875%	2/22/17	6,000	6,025
5	Federal Home Loan Mortgage Corp.	1.000%	3/8/17	2,600	2,616
5	Federal Home Loan Mortgage Corp.	1.250%	5/12/17	6,500	6,566
5	Federal Home Loan Mortgage Corp.	1.000%	6/29/17	2,874	2,889

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Federal Home Loan Mortgage Corp.	0.750%	7/14/17	6,000	5,999
5	Federal Home Loan Mortgage Corp.	1.000%	7/28/17	6,664	6,694
5	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,300	1,430
5	Federal Home Loan Mortgage Corp.	1.000%	9/29/17	8,200	8,231
5	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	2,800	3,077
5	Federal Home Loan Mortgage Corp.	0.750%	1/12/18	1,800	1,791
5	Federal Home Loan Mortgage Corp.	0.875%	3/7/18	2,000	1,993
5	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	2,720	3,022
5	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,625	1,764
5	Federal Home Loan Mortgage Corp.	1.750%	5/30/19	2,900	2,932
5	Federal Home Loan Mortgage Corp.	1.250%	8/1/19	1,700	1,680
5	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	10,975	10,816
5	Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,900	1,870
5	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,831
5	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	385
5	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,941	4,067
5	Federal National Mortgage Assn.	0.375%	7/5/16	2,000	2,000
5	Federal National Mortgage Assn.	0.625%	8/26/16	2,500	2,506
5	Federal National Mortgage Assn.	5.250%	9/15/16	1,350	1,428
5	Federal National Mortgage Assn.	1.250%	9/28/16	7,255	7,326
5	Federal National Mortgage Assn.	1.375%	11/15/16	11,955	12,093
5	Federal National Mortgage Assn.	1.250%	1/30/17	2,725	2,753
5	Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,114
5	Federal National Mortgage Assn.	0.750%	4/20/17	4,175	4,180
5	Federal National Mortgage Assn.	1.125%	4/27/17	10,600	10,684
5	Federal National Mortgage Assn.	0.875%	8/28/17	2,550	2,554
5	Federal National Mortgage Assn.	1.000%	9/27/17	1,000	1,004
5	Federal National Mortgage Assn.	0.875%	10/26/17	16,150	16,160
5	Federal National Mortgage Assn.	0.875%	12/20/17	3,000	2,996
5	Federal National Mortgage Assn.	0.875%	2/8/18	6,000	5,983
5	Federal National Mortgage Assn.	0.875%	5/21/18	1,490	1,482
5	Federal National Mortgage Assn.	1.125%	7/20/18	3,000	2,999
5	Federal National Mortgage Assn.	1.875%	9/18/18	12,300	12,554
5	Federal National Mortgage Assn.	1.625%	11/27/18	4,370	4,423
5	Federal National Mortgage Assn.	1.875%	2/19/19	4,000	4,072
5	Federal National Mortgage Assn.	1.750%	6/20/19	4,000	4,042
5	Federal National Mortgage Assn.	1.750%	9/12/19	7,000	7,047
5	Federal National Mortgage Assn.	0.000%	10/9/19	1,110	1,015
5	Federal National Mortgage Assn.	1.750%	11/26/19	1,800	1,808
5	Federal National Mortgage Assn.	1.625%	1/21/20	2,000	1,995
5	Federal National Mortgage Assn.	1.500%	6/22/20	4,000	3,948
5	Federal National Mortgage Assn.	2.625%	9/6/24	2,000	2,000
5	Federal National Mortgage Assn.	7.125%	1/15/30	1,405	2,068
5	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	3,013
5	Federal National Mortgage Assn.	6.625%	11/15/30	6,320	8,936
5	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,663
2	Financing Corp.	9.800%	4/6/18	500	616
2	Financing Corp.	9.650%	11/2/18	475	603
	Private Export Funding Corp.	1.375%	2/15/17	175	177
	Private Export Funding Corp.	2.250%	12/15/17	200	204
	Private Export Funding Corp.	1.875%	7/15/18	300	304
	Private Export Funding Corp.	4.375%	3/15/19	350	382
	Private Export Funding Corp.	1.450%	8/15/19	350	345
	Private Export Funding Corp.	2.250%	3/15/20	650	657
	Private Export Funding Corp.	2.300%	9/15/20	175	176
	Private Export Funding Corp.	4.300%	12/15/21	175	195
	Private Export Funding Corp.	2.800%	5/15/22	200	204
	Private Export Funding Corp.	2.050%	11/15/22	4,175	4,040
	Private Export Funding Corp.	3.550%	1/15/24	725	766
	Private Export Funding Corp.	2.450%	7/15/24	525	505
	Private Export Funding Corp.	3.250%	6/15/25	175	176
2	Tennessee Valley Authority	4.500%	4/1/18	655	715
2	Tennessee Valley Authority	1.750%	10/15/18	600	610
2	Tennessee Valley Authority	3.875%	2/15/21	905	990

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Tennessee Valley Authority	1.875%	8/15/22	425	410
2	Tennessee Valley Authority	2.875%	9/15/24	1,500	1,509
2	Tennessee Valley Authority	6.750%	11/1/25	2,100	2,786
2	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,850
2	Tennessee Valley Authority	4.650%	6/15/35	500	553
2	Tennessee Valley Authority	5.880%	4/1/36	285	368
2	Tennessee Valley Authority	5.500%	6/15/38	225	279
2	Tennessee Valley Authority	5.250%	9/15/39	425	515
2	Tennessee Valley Authority	3.500%	12/15/42	950	891
2	Tennessee Valley Authority	5.375%	4/1/56	580	699
2	Tennessee Valley Authority	4.625%	9/15/60	519	547
					337,171
Conventional Mortgage-Backed Securities (8.1%)
5,6	Fannie Mae Pool	2.000%	10/1/28	3,561	3,503
5,6,7	Fannie Mae Pool	2.500%	3/1/27–1/1/43	60,714	61,364
5,6,7	Fannie Mae Pool	3.000%	10/1/26–7/1/45	170,919	173,355
5,6,7	Fannie Mae Pool	3.500%	9/1/25–7/1/45	209,030	216,837
5,6,7	Fannie Mae Pool	4.000%	7/1/18–7/1/45	167,800	178,384
5,6,7	Fannie Mae Pool	4.500%	3/1/18–7/1/45	104,076	112,574
5,6	Fannie Mae Pool	5.000%	3/1/17–1/1/44	59,025	65,150
5,6	Fannie Mae Pool	5.500%	11/1/16–7/1/45	49,806	55,977
5,6	Fannie Mae Pool	6.000%	4/1/16–5/1/41	31,841	36,242
5,6	Fannie Mae Pool	6.500%	4/1/16–10/1/39	11,056	12,746
5,6	Fannie Mae Pool	7.000%	7/1/15–11/1/37	3,829	4,439
5,6	Fannie Mae Pool	7.500%	7/1/15–12/1/32	345	390
5,6	Fannie Mae Pool	8.000%	12/1/22–11/1/30	63	69
5,6	Fannie Mae Pool	8.500%	11/1/18–7/1/30	47	52
5,6	Fannie Mae Pool	9.000%	7/1/22–8/1/26	23	24
5,6	Fannie Mae Pool	9.500%	5/1/16–2/1/25	2	2
5,6	Freddie Mac Gold Pool	2.000%	8/1/28–1/1/29	2,970	2,925
5,6,7	Freddie Mac Gold Pool	2.500%	10/1/27–2/1/43	44,907	45,396
5,6,7	Freddie Mac Gold Pool	3.000%	12/1/26–7/1/45	101,472	102,658
5,6,7	Freddie Mac Gold Pool	3.500%	9/1/25–7/1/45	122,210	126,494
5,6,7	Freddie Mac Gold Pool	4.000%	7/1/18–7/1/45	99,374	105,348
5,6,7	Freddie Mac Gold Pool	4.500%	1/1/18–7/1/45	62,169	67,072
5,6,7	Freddie Mac Gold Pool	5.000%	4/1/17–7/1/45	37,800	41,583
5,6	Freddie Mac Gold Pool	5.500%	5/1/17–6/1/41	29,276	32,886
5,6	Freddie Mac Gold Pool	6.000%	1/1/17–5/1/40	16,846	19,158
5,6	Freddie Mac Gold Pool	6.500%	8/1/16–3/1/39	4,405	5,062
5,6	Freddie Mac Gold Pool	7.000%	2/1/16–12/1/38	1,237	1,423
5,6	Freddie Mac Gold Pool	7.500%	1/1/23–1/1/32	186	216
5,6	Freddie Mac Gold Pool	8.000%	1/1/16–10/1/31	236	264
5,6	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	21	23
5,6	Freddie Mac Gold Pool	9.000%	10/1/21–4/1/30	15	16
5,6	Freddie Mac Gold Pool	10.000%	4/1/20–4/1/25	1	1
6,7	Ginnie Mae I Pool	3.000%	1/15/26–7/1/45	16,981	17,195
6,7	Ginnie Mae I Pool	3.500%	11/15/25–7/1/45	21,925	22,818
6,7	Ginnie Mae I Pool	4.000%	10/15/24–7/1/45	30,810	32,837
6,7	Ginnie Mae I Pool	4.500%	8/15/18–7/1/45	35,192	38,508
6,7	Ginnie Mae I Pool	5.000%	1/15/18–7/1/45	20,787	23,123
6	Ginnie Mae I Pool	5.500%	6/15/18–6/15/41	10,667	12,111
6	Ginnie Mae I Pool	6.000%	5/15/17–12/15/40	6,528	7,451
6	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	2,005	2,249
6	Ginnie Mae I Pool	7.000%	1/15/23–8/15/32	870	990
6	Ginnie Mae I Pool	7.500%	10/15/22–3/15/32	254	288
6	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	175	194
6	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	23	25
6	Ginnie Mae I Pool	9.000%	11/15/19–2/15/30	28	29
6	Ginnie Mae I Pool	9.500%	8/15/20–1/15/25	2	2
6	Ginnie Mae I Pool	10.000%	3/15/19	1	1

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6	Ginnie Mae II Pool	2.500%	2/20/28–6/20/28	2,120	2,168
6,7	Ginnie Mae II Pool	3.000%	2/20/27–7/1/45	86,253	87,579
6,7	Ginnie Mae II Pool	3.500%	9/20/25–7/1/45	150,454)	156,459
6,7	Ginnie Mae II Pool	4.000%	9/20/25–8/1/45	102,552	108,945
6,7	Ginnie Mae II Pool	4.500%	11/20/35–7/1/45	69,045	74,732
6	Ginnie Mae II Pool	5.000%	3/20/18–7/20/44	35,795	39,617
6	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	10,395	11,705
6	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	4,776	5,437
6	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	1,486	1,697
6	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	252	290
					2,118,083
Nonconventional Mortgage-Backed Securities (0.2%)
5,6,8	Fannie Mae Pool	1.466%	4/1/37	63	66
5,6,8	Fannie Mae Pool	1.817%	9/1/37	178	191
5,6,8	Fannie Mae Pool	2.099%	8/1/35	191	204
5,6,8	Fannie Mae Pool	2.106%	11/1/36	289	308
5,6	Fannie Mae Pool	2.109%	3/1/43	763	775
5,6,8	Fannie Mae Pool	2.140%	12/1/41	352	363
5,6,8	Fannie Mae Pool	2.165%	6/1/36	5	5
5,6,8	Fannie Mae Pool	2.182%	12/1/33	48	52
5,6,8	Fannie Mae Pool	2.191%	10/1/39	82	85
5,6	Fannie Mae Pool	2.194%	6/1/43	697	714
5,6,8	Fannie Mae Pool	2.195%	7/1/39	32	33
5,6	Fannie Mae Pool	2.200%	6/1/42	1,665	1,734
5,6	Fannie Mae Pool	2.215%	9/1/42	458	477
5,6,8	Fannie Mae Pool	2.217%	2/1/36	107	109
5,6,8	Fannie Mae Pool	2.220%	8/1/37	143	151
5,6	Fannie Mae Pool	2.232%	10/1/42	409	420
5,6,8	Fannie Mae Pool	2.243%	9/1/34	63	67
5,6	Fannie Mae Pool	2.266%	7/1/43	856	857
5,6,8	Fannie Mae Pool	2.306%	11/1/39	55	57
5,6,8	Fannie Mae Pool	2.325%	7/1/37	30	31
5,6,8	Fannie Mae Pool	2.367%	5/1/40	75	79
5,6,8	Fannie Mae Pool	2.373%	1/1/37	235	253
5,6,8	Fannie Mae Pool	2.391%	7/1/42	267	287
5,6	Fannie Mae Pool	2.396%	7/1/42	656	677
5,6,8	Fannie Mae Pool	2.402%	1/1/40	200	206
5,6	Fannie Mae Pool	2.408%	5/1/42	1,117	1,160
5,6,8	Fannie Mae Pool	2.428%	11/1/39	73	75
5,6,8	Fannie Mae Pool	2.432%	11/1/34	110	115
5,6	Fannie Mae Pool	2.433%	5/1/43	1,517	1,536
5,6,8	Fannie Mae Pool	2.435%	11/1/33	67	72
5,6,8	Fannie Mae Pool	2.438%	1/1/35	237	254
5,6	Fannie Mae Pool	2.455%	10/1/42	741	763
5,6	Fannie Mae Pool	2.471%	9/1/43	112	116
5,6	Fannie Mae Pool	2.502%	10/1/40	199	211
5,6	Fannie Mae Pool	2.514%	12/1/40	330	350
5,6,8	Fannie Mae Pool	2.518%	5/1/40	51	55
5,6,8	Fannie Mae Pool	2.559%	5/1/42	191	199
5,6	Fannie Mae Pool	2.605%	12/1/41	325	342
5,6	Fannie Mae Pool	2.631%	11/1/41	309	325
5,6	Fannie Mae Pool	2.710%	1/1/42	307	321
5,6	Fannie Mae Pool	2.729%	12/1/43	1,368	1,411
5,6	Fannie Mae Pool	2.761%	3/1/41	248	265
5,6	Fannie Mae Pool	2.776%	3/1/42	767	805
5,6	Fannie Mae Pool	2.784%	1/1/42	498	521
5,6	Fannie Mae Pool	2.816%	11/1/41	327	350
5,6	Fannie Mae Pool	2.907%	12/1/40	128	134
5,6,8	Fannie Mae Pool	2.949%	3/1/42	440	457
5,6	Fannie Mae Pool	2.977%	9/1/43	859	904
5,6	Fannie Mae Pool	3.047%	3/1/41	305	322
5,6,8	Fannie Mae Pool	3.056%	2/1/42	297	308
5,6	Fannie Mae Pool	3.066%	2/1/41	254	267
5,6,8	Fannie Mae Pool	3.095%	2/1/41	104	105

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5,6,8	Fannie Mae Pool	3.103%	2/1/42	1,361	1,455
5,6	Fannie Mae Pool	3.149%	2/1/41	109	115
5,6,8	Fannie Mae Pool	3.179%	9/1/40	103	108
5,6,8	Fannie Mae Pool	3.221%	8/1/40	140	146
5,6	Fannie Mae Pool	3.222%	12/1/40	113	119
5,6	Fannie Mae Pool	3.255%	10/1/40	131	138
5,6	Fannie Mae Pool	3.257%	12/1/40	112	118
5,6	Fannie Mae Pool	3.278%	5/1/41	270	287
5,6	Fannie Mae Pool	3.314%	11/1/40	101	106
5,6	Fannie Mae Pool	3.347%	8/1/42	441	456
5,6	Fannie Mae Pool	3.542%	7/1/41	494	526
5,6	Fannie Mae Pool	3.580%	8/1/39	78	83
5,6	Fannie Mae Pool	3.596%	6/1/41	80	86
5,6	Fannie Mae Pool	3.612%	4/1/41	223	235
5,6	Fannie Mae Pool	3.746%	6/1/41	345	369
5,6	Fannie Mae Pool	3.813%	9/1/40	293	311
5,6	Fannie Mae Pool	4.237%	12/1/39	182	185
5,6,8	Fannie Mae Pool	4.627%	8/1/39	285	297
5,6	Fannie Mae Pool	4.899%	3/1/38	60	62
5,6,8	Fannie Mae Pool	5.128%	11/1/39	116	122
5,6,8	Fannie Mae Pool	5.155%	7/1/36	49	50
5,6	Fannie Mae Pool	5.567%	4/1/37	167	177
5,6	Fannie Mae Pool	5.753%	12/1/37	173	184
5,6	Fannie Mae Pool	6.099%	10/1/37	157	160
5,6,8	Freddie Mac Non Gold Pool	1.485%	10/1/37	5	5
5,6,8	Freddie Mac Non Gold Pool	2.040%	1/1/37	172	183
5,6,8	Freddie Mac Non Gold Pool	2.125%	1/1/38	38	39
5,6,8	Freddie Mac Non Gold Pool	2.160%	10/1/37	56	60
5,6,8	Freddie Mac Non Gold Pool	2.181%	7/1/35	115	122
5,6,8	Freddie Mac Non Gold Pool	2.238%	12/1/36	65	68
5,6,8	Freddie Mac Non Gold Pool	2.249%	1/1/35	19	21
5,6,8	Freddie Mac Non Gold Pool	2.258%	3/1/37	22	24
5,6,8	Freddie Mac Non Gold Pool	2.276%	2/1/37	39	41
5,6,8	Freddie Mac Non Gold Pool	2.290%	12/1/34	84	88
5,6,8	Freddie Mac Non Gold Pool	2.324%	12/1/35	99	104
5,6	Freddie Mac Non Gold Pool	2.326%	5/1/42	108	110
5,6,8	Freddie Mac Non Gold Pool	2.344%	12/1/36	71	77
5,6,8	Freddie Mac Non Gold Pool	2.375%	11/1/34–5/1/38	96	100
5,6,8	Freddie Mac Non Gold Pool	2.500%	5/1/36	63	67
5,6,8	Freddie Mac Non Gold Pool	2.505%	5/1/40	48	51
5,6,8	Freddie Mac Non Gold Pool	2.565%	5/1/40	51	56
5,6	Freddie Mac Non Gold Pool	2.582%	11/1/43	707	728
5,6	Freddie Mac Non Gold Pool	2.586%	2/1/42	195	204
5,6	Freddie Mac Non Gold Pool	2.641%	12/1/40	123	128
5,6	Freddie Mac Non Gold Pool	2.658%	11/1/40	71	74
5,6	Freddie Mac Non Gold Pool	2.743%	12/1/40	302	314
5,6,8	Freddie Mac Non Gold Pool	2.748%	10/1/36	71	76
5,6	Freddie Mac Non Gold Pool	2.752%	2/1/42	336	353
5,6	Freddie Mac Non Gold Pool	2.789%	1/1/41	211	222
5,6	Freddie Mac Non Gold Pool	2.852%	2/1/41	253	270
5,6	Freddie Mac Non Gold Pool	2.910%	12/1/41	387	406
5,6	Freddie Mac Non Gold Pool	2.933%	2/1/41	74	79
5,6,8	Freddie Mac Non Gold Pool	3.028%	6/1/40	54	57
5,6	Freddie Mac Non Gold Pool	3.087%	6/1/41	117	123
5,6	Freddie Mac Non Gold Pool	3.123%	1/1/41	75	79
5,6	Freddie Mac Non Gold Pool	3.137%	3/1/41	93	99
5,6	Freddie Mac Non Gold Pool	3.152%	11/1/40	178	183
5,6	Freddie Mac Non Gold Pool	3.251%	6/1/40	87	89
5,6	Freddie Mac Non Gold Pool	3.409%	3/1/42	484	514
5,6	Freddie Mac Non Gold Pool	3.579%	6/1/40	127	134
5,6	Freddie Mac Non Gold Pool	3.658%	9/1/40	403	428
5,6	Freddie Mac Non Gold Pool	5.230%	3/1/38	135	143
5,6	Freddie Mac Non Gold Pool	5.512%	2/1/36	72	75
5,6	Freddie Mac Non Gold Pool	5.803%	9/1/37	302	312

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5,6	Freddie Mac Non Gold Pool	5.825%	5/1/37	276	285
6,8	Ginnie Mae II Pool	1.625%	10/20/39	36	37
6,8	Ginnie Mae II Pool	2.000%	12/20/39–6/20/43	2,373	2,447
6,8	Ginnie Mae II Pool	2.125%	5/20/41	105	109
6	Ginnie Mae II Pool	2.500%	11/20/40–1/20/42	3,061	3,135
6,8	Ginnie Mae II Pool	3.000%	10/20/38–11/20/41	1,857	1,918
6	Ginnie Mae II Pool	3.500%	1/20/41–12/20/43	2,420	2,522
6	Ginnie Mae II Pool	4.000%	4/20/41–10/20/41	866	898
6,8	Ginnie Mae II Pool	5.000%	7/20/38	11	11
					43,507
Total U.S. Government and Agency Obligations (Cost $6,572,378)					6,647,233
Asset-Backed/Commercial Mortgage-Backed Securities (1.3%)
6	AEP Texas Central Transition Funding II LLC 2006-A	5.170%	1/1/18	207	219
6	Ally Auto Receivables Trust 2012-5	0.850%	1/16/18	365	365
6	Ally Auto Receivables Trust 2013-2	0.790%	1/15/18	139	140
6	Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	100	100
6	Ally Auto Receivables Trust 2014-1	0.970%	10/15/18	300	300
6	Ally Auto Receivables Trust 2014-1	1.530%	4/15/19	150	151
6	Ally Auto Receivables Trust 2014-3	1.280%	6/17/19	350	351
6	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	150	151
6	Ally Auto Receivables Trust 2014-SN1	0.750%	2/21/17	275	275
6	Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	175	175
6	Ally Auto Receivables Trust 2014-SN2	1.030%	9/20/17	300	300
6	Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	200	200
6	Ally Master Owner Trust Series 2014-4	1.430%	6/17/19	425	426
6	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	550	550
6	American Express Credit Account Secured Note Trust
	2014-3	1.490%	4/15/20	625	628
6	American Express Credit Account Secured Note Trust
	2014-4	1.430%	6/15/20	325	326
6	AmeriCredit Automobile Receivables Trust 2013-1	0.610%	10/10/17	36	36
6	AmeriCredit Automobile Receivables Trust 2013-2	0.650%	12/8/17	43	43
6	AmeriCredit Automobile Receivables Trust 2013-3	0.920%	4/9/18	149	149
6	AmeriCredit Automobile Receivables Trust 2013-4	0.960%	4/9/18	69	69
6	AmeriCredit Automobile Receivables Trust 2014-1	0.900%	2/8/19	75	75
6	AmeriCredit Automobile Receivables Trust 2014-1	1.680%	7/8/19	50	50
6	AmeriCredit Automobile Receivables Trust 2014-2	0.940%	2/8/19	150	150
6	AmeriCredit Automobile Receivables Trust 2014-3	1.150%	6/10/19	225	225
6	AmeriCredit Automobile Receivables Trust 2015-2	1.270%	1/8/20	275	275
6	Banc of America Commercial Mortgage Trust 2005-5	5.115%	10/10/45	357	358
6	Banc of America Commercial Mortgage Trust 2005-6	5.328%	9/10/47	260	263
6	Banc of America Commercial Mortgage Trust 2005-6	5.328%	9/10/47	245	248
6	Banc of America Commercial Mortgage Trust 2006-1	5.372%	9/10/45	725	726
6	Banc of America Commercial Mortgage Trust 2006-1	5.421%	9/10/45	50	51
6	Banc of America Commercial Mortgage Trust 2006-2	5.916%	5/10/45	945	959
6	Banc of America Commercial Mortgage Trust 2006-2	5.951%	5/10/45	160	164
6	Banc of America Commercial Mortgage Trust 2006-4	5.634%	7/10/46	1,551	1,587
6	Banc of America Commercial Mortgage Trust 2006-5	5.414%	9/10/47	905	939
6	Banc of America Commercial Mortgage Trust 2006-5	5.448%	9/10/47	200	208
6	Banc of America Commercial Mortgage Trust 2008-1	6.430%	2/10/51	1,117	1,214
	Bank of Nova Scotia	2.125%	9/11/19	900	905
6	Barclays Dryrock Issuance Trust 2015-2	1.560%	3/15/21	300	300
6	Bear Stearns Commercial Mortgage Securities Trust
	2005-PWR10	5.405%	12/11/40	791	798
6	Bear Stearns Commercial Mortgage Securities Trust
	2005-PWR8	4.750%	6/11/41	13	13
6	Bear Stearns Commercial Mortgage Securities Trust
	2005-TOP20	5.256%	10/12/42	211	212
6	Bear Stearns Commercial Mortgage Securities Trust
	2006-PWR11	5.597%	3/11/39	539	546
6	Bear Stearns Commercial Mortgage Securities Trust
	2006-PWR12	5.940%	9/11/38	275	284

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6	Bear Stearns Commercial Mortgage Securities Trust
	2006-PWR13	5.582%	9/11/41	160	166
6	Bear Stearns Commercial Mortgage Securities Trust
	2006-TOP22	5.766%	4/12/38	250	257
6	Bear Stearns Commercial Mortgage Securities Trust
	2006-TOP22	5.766%	4/12/38	449	457
6	Bear Stearns Commercial Mortgage Securities Trust
	2006-TOP24	5.568%	10/12/41	425	444
6	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR16	5.844%	6/11/40	83	83
6	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR16	5.896%	6/11/40	535	573
6	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR17	5.694%	6/11/50	1,062	1,133
6	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR17	5.915%	6/11/50	735	795
6	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR18	5.700%	6/11/50	1,050	1,120
6	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP26	5.471%	1/12/45	311	327
6	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP26	5.513%	1/12/45	335	357
6	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP28	5.742%	9/11/42	1,945	2,087
6	BMW Vehicle Owner Trust 2014-A	0.970%	11/26/18	375	375
6	BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	250	251
6	BMW Vehicle Owner Trust 2015-1	1.240%	12/20/17	400	400
6	Capital Auto Receivables Asset Trust 2013-1	0.790%	6/20/17	157	157
6	Capital Auto Receivables Asset Trust 2013-3	1.040%	11/21/16	96	96
6	Capital Auto Receivables Asset Trust 2013-3	1.310%	12/20/17	228	229
6	Capital Auto Receivables Asset Trust 2013-3	1.680%	4/20/18	135	136
6	Capital Auto Receivables Asset Trust 2013-4	1.090%	3/20/18	450	451
6	Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	300	301
6	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	300	302
6	Capital Auto Receivables Asset Trust 2014-1	1.320%	6/20/18	495	497
6	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	125	126
6	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	95	96
6	Capital Auto Receivables Asset Trust 2014-2	0.910%	4/20/17	200	200
6	Capital Auto Receivables Asset Trust 2014-2	1.260%	5/21/18	100	100
6	Capital Auto Receivables Asset Trust 2014-2	1.620%	10/22/18	75	75
6	Capital Auto Receivables Asset Trust 2014-3	1.480%	11/20/18	150	150
6	Capital Auto Receivables Asset Trust 2014-3	1.830%	4/22/19	100	101
6	Capital Auto Receivables Asset Trust 2015-1	1.610%	6/20/19	800	802
6	Capital Auto Receivables Asset Trust 2015-1	1.860%	10/21/19	150	150
6	Capital Auto Receivables Asset Trust 2015-2	1.730%	9/20/19	425	425
6	Capital Auto Receivables Asset Trust 2015-2	1.970%	1/21/20	225	225
6	Capital One Multi-asset Execution Trust 2006-A3	5.050%	12/17/18	3,500	3,591
6	Capital One Multi-asset Execution Trust 2007-A7	5.750%	7/15/20	550	604
6	Capital One Multi-Asset Execution Trust 2014-A2	1.260%	1/15/20	150	151
6	Capital One Multi-Asset Execution Trust 2014-A5	1.480%	7/15/20	525	528
6	Capital One Multi-Asset Execution Trust 2015-A2	2.080%	3/15/23	825	826
6	CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	145	145
6	CarMax Auto Owner Trust 2013-2	0.640%	1/16/18	171	171
6	Carmax Auto Owner Trust 2013-2	0.840%	11/15/18	97	97
6	Carmax Auto Owner Trust 2013-3	0.970%	4/16/18	242	242
6	Carmax Auto Owner Trust 2013-3	1.490%	1/15/19	140	141
6	Carmax Auto Owner Trust 2013-4	0.800%	7/16/18	125	125
6	Carmax Auto Owner Trust 2013-4	1.280%	5/15/19	50	50
6	Carmax Auto Owner Trust 2014-1	0.790%	10/15/18	180	180
6	Carmax Auto Owner Trust 2014-1	1.320%	7/15/19	120	120
6	Carmax Auto Owner Trust 2014-2	0.980%	1/15/19	225	225
6	Carmax Auto Owner Trust 2014-2	1.610%	10/15/19	125	125
6	Carmax Auto Owner Trust 2014-3	1.160%	6/17/19	250	250
6	Carmax Auto Owner Trust 2014-3	1.730%	2/18/20	125	126

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6	Carmax Auto Owner Trust 2014-4	1.250%	11/15/19	450	450
6	Carmax Auto Owner Trust 2015-2	1.370%	3/16/20	250	250
6	Carmax Auto Owner Trust 2015-2	1.800%	3/15/21	100	100
6	CD 2005-CD1 Commercial Mortgage Trust	5.380%	7/15/44	300	302
6	CD 2005-CD1 Commercial Mortgage Trust	5.380%	7/15/44	283	282
6	CD 2006-CD3 Mortgage Trust	5.617%	10/15/48	1,338	1,383
6	CD 2006-CD3 Mortgage Trust	5.648%	10/15/48	425	447
6	CD 2007-CD4 Commercial Mortgage Trust	5.322%	12/11/49	2,440	2,533
6	CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	1,355	1,455
6	CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.170%	8/1/19	97	100
6	CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.302%	8/1/20	81	90
6	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	800	820
6	Chase Issuance Trust 2006-A2	5.160%	4/16/18	1,030	1,058
6	Chase Issuance Trust 2012-A4	1.580%	8/16/21	600	593
6	Chase Issuance Trust 2012-A5	0.590%	8/15/17	361	361
6	Chase Issuance Trust 2012-A7	2.160%	9/16/24	1,314	1,277
6	Chase Issuance Trust 2013-A1	1.300%	2/18/20	1,050	1,048
6	Chase Issuance Trust 2013-A8	1.010%	10/15/18	775	775
6	Chase Issuance Trust 2014-A1	1.150%	1/15/19	2,450	2,458
6	Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	923
6	Chase Issuance Trust 2014-A6	1.260%	7/15/19	1,075	1,078
6	Chase Issuance Trust 2014-A7	1.380%	11/15/19	800	802
6	Chase Issuance Trust 2015-A2	1.590%	2/18/20	800	804
6	Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	594
6	Chase Issuance Trust 2015-A5	1.360%	4/15/20	1,225	1,223
6	Citibank Credit Card Issuance Trust 2003-A7	4.150%	7/7/17	611	611
6	Citibank Credit Card Issuance Trust 2005-A9	5.100%	11/20/17	803	816
6	Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	550	602
6	Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	1,048	1,153
6	Citibank Credit Card Issuance Trust 2013-A10	0.730%	2/7/18	350	350
6	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	2,350	2,422
6	Citibank Credit Card Issuance Trust 2014-A4	1.230%	4/24/19	875	877
6	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	750	763
6	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	2,100	2,122
6	Citibank Credit Card Issuance Trust 2014-A8	1.730%	4/9/20	1,250	1,259
6	Citigroup Commercial Mortgage Trust 2006-C4	5.969%	3/15/49	500	517
6	Citigroup Commercial Mortgage Trust 2006-C4	5.969%	3/15/49	943	964
6	Citigroup Commercial Mortgage Trust 2006-C5	5.431%	10/15/49	600	623
6	Citigroup Commercial Mortgage Trust 2006-C5	5.462%	10/15/49	230	240
6	Citigroup Commercial Mortgage Trust 2007-C6	5.899%	12/10/49	1,141	1,215
6	Citigroup Commercial Mortgage Trust 2008-C7	6.349%	12/10/49	1,232	1,326
6	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	600	608
6	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	100	100
6	Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	100	100
6	Citigroup Commercial Mortgage Trust 2013-GC15	3.161%	9/10/46	225	234
6	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	225	246
6	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	350	384
6	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	75	80
6	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	275	295
6	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	100	108
6	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	100	109
6	Citigroup Commercial Mortgage Trust 2014-GC19	2.790%	3/10/47	129	133
6	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	75	78
6	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	125	133
6	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	125	134
6	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	200	210
6	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	150	154
6	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	300	308
6	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	650	668
6	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	800	788
6	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	325	321
6	Citigroup Commercial Mortgage Trust 2015-GC29	2.674%	4/10/48	150	153
6	Citigroup Commercial Mortgage Trust 2015-GC29	3.192%	4/10/48	650	641
6	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	318	309

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/45	350	360
6	COBALT CMBS Commercial Mortgage Trust 2007-C2	5.484%	4/15/47	1,159	1,220
6	COBALT CMBS Commercial Mortgage Trust 2007-C3	5.959%	5/15/46	870	926
6	COMM 15-CR22 Mortgage Trust	2.856%	3/10/48	200	206
6	COMM 15-CR22 Mortgage Trust	3.309%	3/10/48	575	573
6	COMM 15-CR22 Mortgage Trust	3.603%	3/10/48	200	199
6	COMM 15-CR23 Mortgage Trust	3.257%	5/10/48	250	255
6	COMM 15-CR23 Mortgage Trust	3.497%	5/10/48	375	378
6	COMM 15-CR23 Mortgage Trust	3.801%	5/10/48	175	176
6	COMM 2005-C6 Mortgage Trust	5.116%	6/10/44	120	120
6	COMM 2006-C7 Mortgage Trust	5.943%	6/10/46	939	961
6	COMM 2006-C7 Mortgage Trust	5.968%	6/10/46	200	206
6	COMM 2007-C9 Mortgage Trust	5.989%	12/10/49	1,002	1,075
6	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	147
6	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	198
6,9	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	227	233
6	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	349
6	COMM 2013-CCRE11 Mortgage Trust	3.047%	10/10/46	200	207
6	COMM 2013-CCRE11 Mortgage Trust	3.660%	10/10/46	200	210
6	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	260	278
6	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	330	358
6	COMM 2013-CCRE11 Mortgage Trust	4.715%	10/10/46	200	220
6	COMM 2013-CCRE12 Mortgage Trust	1.295%	10/10/46	58	58
6	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	125	129
6	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	125	131
6	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	175	185
6	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	134
6	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	80
6	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	54
6	COMM 2013-CCRE13 Mortgage Trust	1.259%	11/10/18	53	53
6	COMM 2013-CCRE13 Mortgage Trust	3.039%	12/10/18	75	78
6	COMM 2013-CCRE13 Mortgage Trust	3.706%	10/10/23	50	53
6	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	450	485
6	COMM 2013-CCRE13 Mortgage Trust	4.449%	12/10/23	150	163
6	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	185
6	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	150	152
6	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	233
6	COMM 2013-CCRE9 Mortgage Trust	4.376%	7/10/45	365	398
6	COMM 2013-CCRE9 Mortgage Trust	4.210%	8/10/46	160	173
6	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	230	239
6	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	249
6	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	277
6	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	156
6	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	350	365
6	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	275	297
6	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	355
6	COMM 2014-CCRE14 Mortgage Trust	4.756%	2/10/47	175	190
6	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	327	338
6	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	113	118
6	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	223
6	COMM 2014-CCRE15 Mortgage Trust	4.868%	2/10/47	105	115
6	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	650	677
6	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	150	156
6	COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	320	333
6	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	625	636
6	COMM 2014-CR17 Mortgage Trust	3.012%	5/10/47	225	233
6	COMM 2014-CR17 Mortgage Trust	3.598%	5/10/47	100	104
6	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	175	185
6	COMM 2014-CR17 Mortgage Trust	4.377%	5/10/47	100	105
6	COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	175	182
6	COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	125	131
6	COMM 2014-CR18 Mortgage Trust	4.103%	7/15/47	150	157
6	COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	125	129
6	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	345

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	425	442
6	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	175	184
6	COMM 2014-LC19 Mortgage Trust	3.040%	2/10/48	75	76
6	COMM 2014-LC19 Mortgage Trust	3.183%	2/10/48	425	422
6	COMM 2014-LC19 Mortgage Trust	3.527%	2/10/48	200	201
6	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	90	93
6	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	78	81
6	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	214
6	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	61
	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	39
6	COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	125	129
6	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	366
6	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	225	232
6	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	167	169
6	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	500	521
6	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	425	440
6	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	425	438
6	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	800	820
6	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	225	233
6	Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	803	801
6	Commercial Mortgage Trust 2005-GG5	5.277%	4/10/37	275	277
6	Commercial Mortgage Trust 2006-GG7	6.013%	7/10/38	271	277
6	Credit Suisse Commercial Mortgage Trust Series 2006-
	C1	5.609%	2/15/39	629	634
6	Credit Suisse Commercial Mortgage Trust Series 2006-
	C1	5.639%	2/15/39	400	404
6	Credit Suisse Commercial Mortgage Trust Series 2006-
	C1	5.639%	2/15/39	240	245
6	Credit Suisse Commercial Mortgage Trust Series 2006-
	C3	6.000%	6/15/38	1,414	1,446
6	Credit Suisse Commercial Mortgage Trust Series 2006-
	C3	6.000%	6/15/38	225	233
6	Credit Suisse Commercial Mortgage Trust Series 2006-
	C4	5.509%	9/15/39	175	183
6	Credit Suisse Commercial Mortgage Trust Series 2006-
	C5	5.311%	12/15/39	449	464
6	Credit Suisse Commercial Mortgage Trust Series 2007-
	C1	5.383%	2/15/40	581	606
6	Credit Suisse Commercial Mortgage Trust Series 2007-
	C3	5.890%	6/15/39	444	471
6	CSAIL Commercial Mortgage Trust 2015-C1	3.505%	4/15/50	400	407
6	CSAIL Commercial Mortgage Trust 2015-C1	3.791%	4/15/50	200	203
6	CSAIL Commercial Mortgage Trust 2015-C1	4.044%	4/15/50	175	179
6	CSAIL Commercial Mortgage Trust 2015-C2	1.454%	6/15/57	345	345
6	CSAIL Commercial Mortgage Trust 2015-C2	3.504%	6/15/57	550	558
6	CSAIL Commercial Mortgage Trust 2015-C2	3.849%	6/15/57	225	230
6	CSFB Commercial Mortgage Trust 2005-C4	5.190%	8/15/38	87	87
6	CSFB Commercial Mortgage Trust 2005-C5	5.100%	8/15/38	80	80
6	CSFB Commercial Mortgage Trust 2005-C6	5.230%	12/15/40	160	161
6	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	860	942
6	Discover Card Execution Note Trust 2014-A3	1.220%	10/15/19	1,350	1,353
6	Discover Card Execution Note Trust 2014-A5	1.390%	4/15/20	1,175	1,178
6	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	500	496
5,6	Fannie Mae-Aces 2012-M9	1.553%	4/25/22	117	117
5,6	Fannie Mae-Aces 2013-M12	2.465%	3/25/23	1,166	1,159
5,6	Fannie Mae-Aces 2013-M14	2.585%	4/25/23	1,225	1,221
5,6	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	1,275	1,331
5,6	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	75	75
5,6	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	450	441
5,6	Fannie Mae-Aces 2014-M1	2.323%	11/25/18	1,721	1,757
5,6	Fannie Mae-Aces 2014-M1	3.436%	7/25/23	1,675	1,732
5,6	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	1,250	1,266
5,6	Fannie Mae-Aces 2014-M13	1.637%	11/25/17	194	196
5,6	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	172	174

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5,6	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	475	481
5,6	Fannie Mae-Aces 2014-M15	2.509%	7/25/22	500	505
5,6	Fannie Mae-Aces 2014-M2	1.916%	6/25/21	489	495
5,6	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	1,266	1,338
5,6	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	491	503
5,6	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	600	633
5,6	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	625	649
5,6	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	1,175	1,191
5,6	Fannie Mae-Aces 2014-M7	3.356%	6/25/24	1,290	1,342
5,6	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	211	213
5,6	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	650	663
5,6	Fannie Mae-Aces 2014-M9	1.462%	4/25/17	1,025	1,030
5,6	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	775	788
5,6	Fannie Mae-Aces 2015-M1	1.626%	2/25/18	325	327
5,6	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	1,075	1,053
5,6	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	350	352
5,6	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	798	792
5,6	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	400	397
5,6	Fannie Mae-Aces 2015-M7	1.550%	4/25/18	225	225
5,6	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	750	734
5,6	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	423	423
5,6	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	425	426
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K005	3.484%	4/25/19	884	917
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K006	3.398%	7/25/19	642	675
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K007	3.342%	12/25/19	467	484
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K009	2.757%	5/25/20	866	890
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K010	2.412%	8/25/18	250	256
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K010	3.320%	7/25/20	903	940
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	524	567
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	1,450	1,487
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	585	581
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K020	2.373%	5/25/22	1,450	1,437
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	915	908
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K021	3.490%	1/25/24	50	53
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K022	2.355%	7/25/22	75	74
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	1,275	1,268
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K027	2.637%	1/25/23	1,275	1,273
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K028	3.111%	2/25/23	1,875	1,933
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	1,250	1,307
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	1,142	1,181
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K030	3.250%	4/25/23	1,250	1,300
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	1,260	1,313
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	1,179	1,234

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.310%	5/25/23	1,260	1,316
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K033	2.871%	2/25/23	1,196	1,241
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K033	3.060%	7/25/23	1,325	1,356
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	1,208	1,278
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K035	3.458%	8/25/23	1,400	1,473
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K036	3.527%	10/25/23	1,375	1,453
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	403	415
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K038	3.389%	3/25/24	1,475	1,542
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K039	2.683%	12/25/23	287	297
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K039	3.303%	7/25/24	850	883
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K040	2.768%	4/25/24	392	404
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K040	3.241%	9/25/24	1,025	1,058
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K041	3.171%	10/25/24	1,000	1,027
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.267%	6/25/24	197	199
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.670%	12/25/24	700	691
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.532%	10/25/23	198	202
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.493%	11/25/24	424	430
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.062%	12/25/24	600	610
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.023%	1/25/25	675	684
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K046	3.205%	3/25/25	650	668
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K503	1.384%	1/25/19	596	597
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K503	2.456%	8/25/19	1,250	1,284
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K702	3.154%	2/25/18	1,799	1,870
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K706	2.323%	10/25/18	375	383
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K707	2.220%	12/25/18	575	585
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K708	1.670%	10/25/18	159	160
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K710	1.883%	5/25/19	100	101
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.321%	12/25/18	925	928
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.730%	7/25/19	1,675	1,673
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K713	2.313%	3/25/20	2,000	2,033
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K714	3.034%	10/25/20	1,450	1,514
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K716	2.413%	1/25/21	284	292

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	1,050	1,100
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K717	2.991%	9/25/21	800	839
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.375%	9/25/21	847	865
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.791%	1/25/22	800	824
5,6	FHLMC Multifamily Structures Pass Through
	Certificates K715	2.856%	1/25/21	475	492
6	Fifth Third Auto 2014-1	0.680%	4/16/18	275	275
6	Fifth Third Auto 2014-1	1.140%	10/15/20	175	175
6	Fifth Third Auto 2014-2	0.890%	11/15/18	175	175
6	Fifth Third Auto 2014-2	1.380%	12/15/20	100	100
6	Ford Credit Auto Lease Trust 2014-A	0.680%	4/15/17	175	175
6	Ford Credit Auto Lease Trust 2014-A	0.900%	6/15/17	75	75
6	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	125	125
6	Ford Credit Auto Lease Trust 2014-B	0.890%	9/15/17	225	225
6	Ford Credit Auto Lease Trust 2015-A	1.130%	6/15/18	325	325
6	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	75	75
6	Ford Credit Auto Owner Trust 2012-A	1.150%	6/15/17	264	264
6	Ford Credit Auto Owner Trust 2012-B	0.720%	12/15/16	2	2
6	Ford Credit Auto Owner Trust 2013-A	0.550%	7/15/17	113	113
6	Ford Credit Auto Owner Trust 2013-B	0.570%	10/15/17	177	177
6	Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	170	169
6	Ford Credit Auto Owner Trust 2013-C	0.820%	12/15/17	170	170
6	Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	83	83
6	Ford Credit Auto Owner Trust 2013-D	0.670%	4/15/18	466	466
6	Ford Credit Auto Owner Trust 2013-D	1.110%	2/15/19	100	100
6	Ford Credit Auto Owner Trust 2014-A	0.790%	5/15/18	500	500
6	Ford Credit Auto Owner Trust 2014-A	1.290%	4/15/19	100	100
6	Ford Credit Auto Owner Trust 2014-B	0.900%	10/15/18	375	376
6	Ford Credit Auto Owner Trust 2014-B	1.420%	8/15/19	75	75
6	Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19	200	201
6	Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	50	50
6	Ford Credit Auto Owner Trust 2015-B	1.160%	11/15/19	275	275
6	Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	100	100
6	Ford Credit Floorplan Master Owner Trust A Series
	2013-5	1.500%	9/15/18	350	352
6	Ford Credit Floorplan Master Owner Trust A Series
	2014-1	1.200%	2/15/19	450	450
6	Ford Credit Floorplan Master Owner Trust A Series
	2014-4	1.400%	8/15/19	850	852
6	GE Capital Credit Card Master Note Trust Series 2012-7	1.760%	9/15/22	409	404
6	GE Commercial Mortgage Corp. Series 2006-C1 Trust	5.449%	3/10/44	870	880
6	GE Commercial Mortgage Corp. Series 2006-C1 Trust	5.449%	3/10/44	325	334
6	GE Commercial Mortgage Corp. Series 2007-C1 Trust	5.543%	12/10/49	850	884
6	GM Financial Leasing Trust 2015-2	1.680%	12/20/18	400	401
6	GM Financial Leasing Trust 2015-2	1.850%	7/22/19	200	201
6	GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	1,445	1,447
6	GS Mortgage Securities Trust 2006-GG6	5.622%	4/10/38	250	255
6	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	153
6	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	750	783
6	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	440	457
6	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	325	323
6	GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	246	245
6	GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	92	92
6	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	277
	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	118
6	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	191	199
6	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	135	143
6	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	731
6	GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	210	218
6	GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	100	106

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6	GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	135
6	GS Mortgage Securities Trust 2014-GC18	1.298%	1/10/47	397	397
6	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	825	878
6	GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	296
6	GS Mortgage Securities Trust 2014-GC18	3.467%	6/10/47	175	182
6	GS Mortgage Securities Trust 2014-GC18	3.862%	6/10/47	150	157
6	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	475	499
6	GS Mortgage Securities Trust 2014-GC24	4.640%	9/10/47	125	130
6	GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	125	129
6	GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	250	257
6	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	800	822
6	GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	125	128
6	GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	125	127
6	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	500	502
6	GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	300	307
6	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	450	454
6	Honda Auto Receivables 2012-4 Owner Trust	0.660%	12/18/18	325	325
6	Honda Auto Receivables 2013-1 Owner Trust	0.480%	11/21/16	117	117
6	Honda Auto Receivables 2013-1 Owner Trust	0.620%	3/21/19	287	287
6	Honda Auto Receivables 2013-2 Owner Trust	0.530%	2/16/17	63	63
6	Honda Auto Receivables 2013-2 Owner Trust	0.660%	6/17/19	111	111
6	Honda Auto Receivables 2013-4 Owner Trust	0.690%	9/18/17	149	149
6	Honda Auto Receivables 2013-4 Owner Trust	1.040%	2/18/20	150	150
6	Honda Auto Receivables 2014-1 Owner Trust	0.670%	11/21/17	270	270
6	Honda Auto Receivables 2014-1 Owner Trust	1.040%	2/21/20	135	135
6	Honda Auto Receivables 2014-2 Owner Trust	0.770%	3/19/18	200	200
6	Honda Auto Receivables 2014-2 Owner Trust	1.180%	5/18/20	100	100
6	Honda Auto Receivables 2014-3 Owner Trust	0.880%	6/15/18	375	375
6	Honda Auto Receivables 2014-3 Owner Trust	1.310%	10/15/20	225	225
6	Honda Auto Receivables 2015-1 Owner Trust	1.050%	10/15/18	350	350
6	Honda Auto Receivables 2015-1 Owner Trust	1.320%	11/16/20	250	250
6	Honda Auto Receivables 2015-2 Owner Trust	1.040%	2/21/19	300	300
6	Honda Auto Receivables 2015-2 Owner Trust	1.470%	8/23/21	175	175
6	Huntington Auto Trust 2015-1	1.240%	9/16/19	425	425
6	Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	200	200
6	Hyundai Auto Receivables Trust 2013-A	0.560%	7/17/17	74	75
6	Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	308	308
6	Hyundai Auto Receivables Trust 2013-B	0.710%	9/15/17	208	208
6	Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	175	175
6	Hyundai Auto Receivables Trust 2013-C	1.010%	2/15/18	735	736
6	Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	320	323
6	Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	201	201
6	Hyundai Auto Receivables Trust 2014-B	0.900%	12/17/18	350	350
6	Hyundai Auto Receivables Trust 2014-B	1.460%	11/15/19	90	90
6	Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	125	125
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2005-CIBC11	5.585%	8/12/37	72	72
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2005-CIBC13	5.462%	1/12/43	125	126
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2005-LDP4	4.918%	10/15/42	430	431
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2005-LDP5	5.412%	12/15/44	230	229
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2005-LDP5	5.454%	12/15/44	175	177
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2005-LDP5	5.533%	12/15/44	70	71
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2006-CIBC14	5.659%	12/12/44	150	152
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2006-CIBC16	5.593%	5/12/45	569	592
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2006-LDP6	5.475%	4/15/43	253	257

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2006-LDP7	6.100%	4/15/45	1,632	1,665
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2006-LDP7	6.100%	4/15/45	180	187
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2006-LDP8	5.440%	5/15/45	225	233
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2007-CIBC18	5.440%	6/12/47	831	868
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2007-CIBC20	5.794%	2/12/51	1,359	1,456
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2007-CIBC20	6.087%	2/12/51	295	320
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2007-LDP11	5.961%	6/15/49	575	606
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2007-LDP12	5.882%	2/15/51	1,675	1,783
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-C6	3.507%	5/15/45	550	574
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-C8	2.829%	10/15/45	1,735	1,731
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-CIBX	3.483%	6/15/45	433	454
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C10	3.142%	12/15/47	146	148
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C10	3.372%	12/15/47	109	110
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	3.674%	12/15/46	150	158
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	3.881%	12/15/46	200	211
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	4.166%	12/15/46	300	322
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	4.517%	12/15/46	150	163
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	5.111%	12/15/46	150	164
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-LC11	2.960%	4/15/46	173	172
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2014-C20	2.872%	7/15/47	175	180
6	JP Morgan Chase Commercial Mortgage Securities
	Trust 2014-C20	3.805%	7/15/47	75	78
6	JPMBB Commercial Mortgage Securities Trust 2013-
	C12	3.664%	7/15/45	122	127
6	JPMBB Commercial Mortgage Securities Trust 2013-
	C12	4.162%	7/15/45	81	86
6	JPMBB Commercial Mortgage Securities Trust 2013-
	C14	3.761%	8/15/46	240	254
6	JPMBB Commercial Mortgage Securities Trust 2013-
	C14	4.133%	8/15/46	790	849
6	JPMBB Commercial Mortgage Securities Trust 2013-
	C14	4.409%	8/15/46	220	237
6	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	1.233%	11/15/45	112	113
6	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	2.977%	11/15/45	680	703
6	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	3.659%	11/15/45	65	68
6	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	4.131%	11/15/45	435	467
6	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	4.420%	11/15/45	275	296
6	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	3.003%	1/15/47	250	259

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	3.705%	1/15/47	188	198
6	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	4.199%	1/15/47	625	673
6	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	4.458%	1/15/47	125	135
6	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	5.050%	1/15/47	188	205
6	JPMBB Commercial Mortgage Securities Trust 2014-
	C18	4.079%	2/15/47	474	505
6	JPMBB Commercial Mortgage Securities Trust 2014-
	C18	4.439%	2/15/47	93	100
6	JPMBB Commercial Mortgage Securities Trust 2014-
	C18	4.970%	2/15/47	113	123
6	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	3.046%	4/15/47	175	181
6	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	3.669%	4/15/47	225	235
6	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	3.996%	4/15/47	225	238
6	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	4.243%	4/15/47	175	185
6	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	4.110%	9/15/47	175	181
6	JPMBB Commercial Mortgage Securities Trust 2014-
	C21	3.428%	8/15/47	109	113
6	JPMBB Commercial Mortgage Securities Trust 2014-
	C21	3.775%	8/15/47	100	104
6	JPMBB Commercial Mortgage Securities Trust 2014-
	C21	3.996%	8/15/47	75	78
6	JPMBB Commercial Mortgage Securities Trust 2014-
	C22	3.801%	9/15/47	650	675
6	JPMBB Commercial Mortgage Securities Trust 2014-
	C23	3.934%	9/15/47	319	335
6	JPMBB Commercial Mortgage Securities Trust 2014-
	C23	4.202%	9/15/47	188	198
6	JPMBB Commercial Mortgage Securities Trust 2014-
	C24	2.940%	11/15/47	200	206
6	JPMBB Commercial Mortgage Securities Trust 2014-
	C24	3.638%	11/15/47	150	154
6	JPMBB Commercial Mortgage Securities Trust 2014-
	C24	3.914%	11/15/47	300	309
6	JPMBB Commercial Mortgage Securities Trust 2014-
	C25	3.672%	11/15/47	750	772
6	JPMBB Commercial Mortgage Securities Trust 2014-
	C25	4.065%	11/15/47	200	208
6	JPMBB Commercial Mortgage Securities Trust 2014-
	C26	3.018%	1/15/48	400	413
6	JPMBB Commercial Mortgage Securities Trust 2014-
	C26	3.494%	1/15/48	600	608
6	JPMBB Commercial Mortgage Securities Trust 2014-
	C26	3.800%	1/15/48	200	203
6	JPMBB Commercial Mortgage Securities Trust 2014-
	C26	3.951%	1/15/48	200	202
6	JPMBB Commercial Mortgage Securities Trust 2015-
	C27	2.734%	2/15/48	325	331
6	JPMBB Commercial Mortgage Securities Trust 2015-
	C27	3.017%	2/15/48	409	410
6	JPMBB Commercial Mortgage Securities Trust 2015-
	C27	3.179%	2/15/48	218	215
6	JPMBB Commercial Mortgage Securities Trust 2015-
	C28	2.773%	10/15/48	400	408
6	JPMBB Commercial Mortgage Securities Trust 2015-
	C28	3.227%	10/15/48	500	494

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6	JPMBB Commercial Mortgage Securities Trust 2015-
	C28	3.532%	10/15/48	100	99
6	JPMBB Commercial Mortgage Securities Trust 2015-
	C29	2.921%	5/15/48	400	410
6	JPMBB Commercial Mortgage Securities Trust 2015-
	C29	3.304%	5/15/48	215	219
6	JPMBB Commercial Mortgage Securities Trust 2015-
	C29	3.611%	5/15/48	350	355
6	LB-UBS Commercial Mortgage Trust 2005-C5	5.057%	9/15/40	75	75
6	LB-UBS Commercial Mortgage Trust 2006-C1	5.217%	2/15/31	303	306
6	LB-UBS Commercial Mortgage Trust 2006-C3	5.661%	3/15/39	1,907	1,937
6	LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	965	1,000
6	LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	250	261
6	LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	300	313
6	LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	180	187
6	LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	2,086	2,183
6	LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	1,145	1,206
6	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	849	920
6	LB-UBS Commercial Mortgage Trust 2008-C1	6.321%	4/15/41	1,205	1,314
6	Mercedes-Benz Auto Lease Trust 2013-B	0.760%	7/15/19	100	100
6	Mercedes-Benz Auto Lease Trust 2014-A	0.900%	12/16/19	300	300
6	Mercedes-Benz Auto Lease Trust 2015-A	1.210%	10/15/20	625	626
6	Mercedes-Benz Auto Receivables Trust 2013-1	0.780%	8/15/17	58	58
6	Mercedes-Benz Auto Receivables Trust 2013-1	1.130%	11/15/19	83	83
6	Mercedes-Benz Auto Receivables Trust 2014-1	0.870%	10/15/18	200	200
6	Mercedes-Benz Auto Receivables Trust 2014-1	1.310%	11/16/20	75	75
6	Merrill Lynch Mortgage Trust 2005-CIP1	5.107%	7/12/38	102	102
6	Merrill Lynch Mortgage Trust 2005-LC1	5.291%	1/12/44	1,594	1,597
6	Merrill Lynch Mortgage Trust 2006-C1	5.865%	5/12/39	1,735	1,772
6	Merrill Lynch Mortgage Trust 2006-C1	5.865%	5/12/39	100	103
6	Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	245	254
6	Merrill Lynch Mortgage Trust 2007-C1	6.029%	6/12/50	1,895	1,996
6	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	981	1,056
6	ML-CFC Commercial Mortgage Trust 2006-2	6.059%	6/12/46	832	848
6	ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	160	167
6	ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	275	287
6	ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	1,547	1,618
6	ML-CFC Commercial Mortgage Trust 2007-7	5.810%	6/12/50	539	573
6	ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	517	549
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2012-C5	3.176%	8/15/45	175	178
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C10	4.218%	7/15/46	2,000	2,148
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C11	4.362%	8/15/46	240	259
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C11	4.562%	8/15/46	120	128
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C12	3.001%	10/15/46	320	331
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C12	4.259%	10/15/46	445	481
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C13	2.936%	11/15/46	150	155
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C13	4.039%	11/15/46	300	319
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C13	4.906%	11/15/46	150	161
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C7	2.918%	2/15/46	179	178
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C7	3.214%	2/15/46	36	36
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C8	3.134%	12/15/48	225	227

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C8	3.376%	12/15/48	100	100
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C9	3.102%	5/15/46	150	150
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C9	3.456%	5/15/46	125	126
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	1.250%	2/15/47	122	121
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	2.916%	2/15/47	175	181
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	3.669%	2/15/47	375	392
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	4.064%	2/15/47	375	399
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	4.804%	2/15/47	150	161
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	2.849%	6/15/47	75	77
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	3.477%	6/15/47	75	78
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	3.892%	6/15/47	325	341
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	4.483%	6/15/47	125	131
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C18	3.194%	10/15/47	400	416
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C18	3.923%	10/15/47	100	105
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C18	4.595%	10/15/47	125	131
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C19	3.101%	12/15/47	400	415
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C19	3.326%	12/15/47	225	231
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C19	3.526%	12/15/47	275	280
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C20	3.069%	2/15/48	200	202
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C20	3.249%	2/15/48	725	720
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C22	3.040%	5/15/46	425	427
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C22	3.306%	5/15/46	325	323
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C22	3.883%	5/15/46	200	198
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C23	2.982%	7/15/50	225	232
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C23	3.398%	7/15/50	150	154
6	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C23	3.719%	7/15/50	450	461
6	Morgan Stanley Capital I Trust 2005-HQ7	5.362%	11/14/42	516	517
6	Morgan Stanley Capital I Trust 2005-IQ10	5.230%	9/15/42	33	33
6	Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	154	154
6	Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	11	11
6	Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	430	430
6	Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	1,834	1,892
6	Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	375	393
6	Morgan Stanley Capital I Trust 2006-HQ8	5.601%	3/12/44	953	954
6	Morgan Stanley Capital I Trust 2006-HQ8	5.650%	3/12/44	375	383
6	Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	250	261
6	Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	225	232
6	Morgan Stanley Capital I Trust 2006-IQ11	5.845%	10/15/42	533	539

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6	Morgan Stanley Capital I Trust 2006-IQ11	5.849%	10/15/42	30	31
6	Morgan Stanley Capital I Trust 2006-IQ11	5.849%	10/15/42	200	204
6	Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	610	633
6	Morgan Stanley Capital I Trust 2006-IQ12	5.370%	12/15/43	150	157
6	Morgan Stanley Capital I Trust 2006-TOP21	5.204%	10/12/52	550	558
6	Morgan Stanley Capital I Trust 2006-TOP23	6.010%	8/12/41	110	114
6	Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	26	27
6	Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	1,385	1,462
6	Morgan Stanley Capital I Trust 2007-IQ15	6.104%	6/11/49	971	1,039
6	Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	1,711	1,832
6	Morgan Stanley Capital I Trust 2007-IQ16	6.281%	12/12/49	225	247
6	Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	340	358
6	Morgan Stanley Capital I Trust 2007-TOP27	5.826%	6/11/42	300	319
6	Morgan Stanley Capital I Trust 2007-TOP27	5.826%	6/11/42	1,192	1,276
6	Morgan Stanley Capital I Trust 2008-TOP29	6.460%	1/11/43	567	622
6	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	668
6	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	225	234
6	Nissan Auto Lease Trust 2014-B	1.120%	9/15/17	125	125
6	Nissan Auto Receivables 2012-B Owner Trust	0.660%	12/17/18	295	295
6	Nissan Auto Receivables 2013-A Owner Trust	0.500%	5/15/17	113	113
6	Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	675	674
6	Nissan Auto Receivables 2013-B Owner Trust	0.840%	11/15/17	131	131
6	Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	120	120
6	Nissan Auto Receivables 2013-C Owner Trust	0.670%	8/15/18	284	284
6	Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	225	226
6	Nissan Auto Receivables 2014-A Owner Trust	0.720%	8/15/18	175	175
6	Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	200	200
6	Nissan Auto Receivables 2014-B Owner Trust	1.110%	5/15/19	200	199
6	Nissan Auto Receivables 2015-B Owner Trust	1.050%	10/15/19	375	375
6	PSE&G Transition Funding LLC Series 2001-1	6.890%	12/15/17	905	923
6	Royal Bank of Canada	1.200%	9/19/18	850	849
6	Royal Bank of Canada	2.000%	10/1/19	2,000	2,025
	Royal Bank of Canada	1.875%	2/5/20	475	470
6	Santander Drive Auto Receivables Trust 2013-2	0.700%	9/15/17	47	47
6	Santander Drive Auto Receivables Trust 2013-3	0.700%	10/16/17	63	63
6	Santander Drive Auto Receivables Trust 2013-4	1.110%	12/15/17	60	60
6	Santander Drive Auto Receivables Trust 2013-4	0.870%	1/16/18	300	300
6	Santander Drive Auto Receivables Trust 2013-4	1.590%	10/15/18	300	301
6	Santander Drive Auto Receivables Trust 2014-2	0.800%	4/16/18	100	100
6	Santander Drive Auto Receivables Trust 2014-3	0.810%	7/16/18	75	75
6	Santander Drive Auto Receivables Trust 2014-4	1.080%	9/17/18	200	200
6	Synchrony Credit Card Master Note Trust 2014-1	1.610%	11/15/20	250	251
6	Synchrony Credit Card Master Note Trust 2015-2	1.600%	4/15/21	225	225
6	TIAA Seasoned Commercial Mortgage Trust 2007-C4	5.486%	8/15/39	131	132
6	Toyota Auto Receivables 2012-A Owner Trust	0.990%	8/15/17	495	496
6	Toyota Auto Receivables 2013-A Owner Trust	0.550%	1/17/17	34	34
6	Toyota Auto Receivables 2013-A Owner Trust	0.690%	11/15/18	145	145
6	Toyota Auto Receivables 2014-A Owner Trust	0.670%	12/15/17	325	325
6	Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	100	100
6	Toyota Auto Receivables 2014-B Owner Trust	0.760%	3/15/18	100	100
6	Toyota Auto Receivables 2014-B Owner Trust	1.310%	9/16/19	100	100
6	Toyota Auto Receivables 2015-B Owner Trust	1.270%	5/15/19	625	627
6	Toyota Auto Receivables 2015-B Owner Trust	1.740%	9/15/20	400	402
6	UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	290	293
6	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	175	177
6	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	75	76
6	USAA Auto Owner Trust 2014-1	0.580%	12/15/17	150	150
6	USAA Auto Owner Trust 2014-1	0.940%	5/15/19	75	75
6	Volkswagen Auto Lease Trust 2014-A	0.800%	4/20/17	120	120
6	Volkswagen Auto Lease Trust 2014-A	0.990%	7/20/18	120	120
6	Volkswagen Auto Loan Enhanced Trust 2012-1	1.150%	7/20/18	724	725
6	Volkswagen Auto Loan Enhanced Trust 2013-2	0.700%	4/20/18	150	150
6	Volkswagen Auto Loan Enhanced Trust 2013-2	1.160%	3/20/20	75	75
6	Volkswagen Auto Loan Enhanced Trust 2014-1	0.910%	10/22/18	250	250

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6	Volkswagen Auto Loan Enhanced Trust 2014-1	1.450%	9/21/20	225	226
6	Volkswagen Auto Loan Enhanced Trust 2014-2	0.950%	4/22/19	625	624
6	Volkswagen Auto Loan Enhanced Trust 2014-2	1.390%	5/20/21	200	200
6	Wachovia Bank Commercial Mortgage Trust Series
	2005-C21	5.432%	10/15/44	60	60
6	Wachovia Bank Commercial Mortgage Trust Series
	2005-C21	5.432%	10/15/44	330	329
6	Wachovia Bank Commercial Mortgage Trust Series
	2005-C22	5.448%	12/15/44	958	965
6	Wachovia Bank Commercial Mortgage Trust Series
	2005-C22	5.498%	12/15/44	50	50
6	Wachovia Bank Commercial Mortgage Trust Series
	2006-C25	5.896%	5/15/43	594	602
6	Wachovia Bank Commercial Mortgage Trust Series
	2006-C26	6.171%	6/15/45	121	125
6	Wachovia Bank Commercial Mortgage Trust Series
	2006-C27	5.765%	7/15/45	726	748
6	Wachovia Bank Commercial Mortgage Trust Series
	2006-C29	5.339%	11/15/48	375	392
6	Wachovia Bank Commercial Mortgage Trust Series
	2007-C33	6.150%	2/15/51	488	513
6	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	225	226
6	Wells Fargo Commercial Mortgage Trust 2014-LC16	2.819%	8/15/50	125	128
6	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.477%	8/15/50	100	104
6	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	300	313
6	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	50	52
6	Wells Fargo Commercial Mortgage Trust 2014-LC18	2.954%	12/15/47	250	257
6	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	300	305
6	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	400	402
6	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	200	203
6	Wells Fargo Commercial Mortgage Trust 2015-C26	2.991%	2/15/48	400	401
6	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	200	197
6	Wells Fargo Commercial Mortgage Trust 2015-C26	3.580%	2/15/48	175	174
6	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	1,025	1,013
6	Wells Fargo Commercial Mortgage Trust 2015-C28	3.540%	5/15/48	625	633
6	Wells Fargo Commercial Mortgage Trust 2015-C28	3.872%	5/15/48	117	119
6	Wells Fargo Commercial Mortgage Trust 2015-C29	3.400%	6/15/48	425	437
6	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	625	642
6	Wells Fargo Commercial Mortgage Trust 2015-LC20	2.978%	4/15/50	112	112
6	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.184%	4/15/50	825	812
6	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.719%	4/15/50	200	197
6	Wells Fargo Commercial Mortgage Trust 2015-NSX1	2.632%	5/15/48	175	178
6	Wells Fargo Commercial Mortgage Trust 2015-NSX1	2.934%	5/15/48	125	126
6	Wells Fargo Commercial Mortgage Trust 2015-NSX1	3.148%	5/15/48	175	172
6	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	450	468
6	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	311
6	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	267
6	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	176
6	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	365	364
6	WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	251	252
6	WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	109	110
6	WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	52	53
6	WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	222	222
6	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	44	44
6	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	400	408
6	WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	200	204
6	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	160	169
6	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	650	699
6	WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	160	172
6	WFRBS Commercial Mortgage Trust 2013-C16	3.223%	9/15/46	290	302
6	WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	180	193
6	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	180	197
6	WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	290	319
6	WFRBS Commercial Mortgage Trust 2013-C17	2.921%	12/15/46	100	103

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	100	105
6	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	100	107
6	WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	100	107
6	WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	100	109
6	WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	100	103
6	WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	200	209
6	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	1,436	1,544
6	WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	50	54
6	WFRBS Commercial Mortgage Trust 2013-C18	4.827%	12/15/46	75	81
6	WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	250	258
6	WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	150	157
6	WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	175	187
6	WFRBS Commercial Mortgage Trust 2013-UBS1	4.785%	3/15/46	50	55
6	WFRBS Commercial Mortgage Trust 2014-C19	1.233%	3/15/47	59	59
6	WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	50	53
6	WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	75	78
6	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	175	187
6	WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	50	54
6	WFRBS Commercial Mortgage Trust 2014-C20	3.036%	5/15/47	100	103
6	WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	100	105
6	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	125	132
6	WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	125	132
6	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	425	440
6	WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	600	623
6	WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	100	105
6	WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	249	261
6	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	125	131
6	WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	75	79
6	WFRBS Commercial Mortgage Trust 2014-LC14	1.193%	3/15/47	190	189
6	WFRBS Commercial Mortgage Trust 2014-LC14	2.862%	3/15/47	120	124
6	WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	300	314
6	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	725	772
6	WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	300	322
6	World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	200	200
6	World Omni Auto Receivables Trust 2013-B	0.830%	8/15/18	149	149
6	World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	75	75
6	World Omni Auto Receivables Trust 2014-A	0.940%	4/15/19	200	200
6	World Omni Auto Receivables Trust 2014-A	1.530%	6/15/20	200	201
6	World Omni Automobile Lease Securitization Trust
	2013-A	1.100%	12/15/16	210	210
6	World Omni Automobile Lease Securitization Trust
	2014-A	1.160%	9/15/17	200	201
6	World Omni Automobile Lease Securitization Trust
	2014-A	1.370%	1/15/20	50	50
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $329,540)					335,242
Corporate Bonds (10.6%)
Finance (3.4%)
	Banking (2.3%)
	Abbey National Treasury Services plc	1.375%	3/13/17	800	801
	Abbey National Treasury Services plc	3.050%	8/23/18	525	543
	Abbey National Treasury Services plc	2.350%	9/10/19	675	675
	Abbey National Treasury Services plc	2.375%	3/16/20	1,000	996
	Abbey National Treasury Services plc	4.000%	3/13/24	700	724
	American Express Bank FSB	6.000%	9/13/17	225	246
	American Express Centurion Bank	5.950%	6/12/17	75	81
	American Express Centurion Bank	6.000%	9/13/17	1,750	1,913
	American Express Co.	5.500%	9/12/16	350	368
	American Express Co.	6.150%	8/28/17	535	585
	American Express Co.	7.000%	3/19/18	2,200	2,496
	American Express Co.	2.650%	12/2/22	2,200	2,113
	American Express Co.	3.625%	12/5/24	750	731
	American Express Co.	4.050%	12/3/42	121	112

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6	American Express Co.	6.800%	9/1/66	450	462
	American Express Credit Corp.	1.300%	7/29/16	275	276
	American Express Credit Corp.	2.800%	9/19/16	425	434
	American Express Credit Corp.	2.375%	3/24/17	825	841
	American Express Credit Corp.	1.125%	6/5/17	700	698
	American Express Credit Corp.	2.125%	7/27/18	550	556
	American Express Credit Corp.	2.125%	3/18/19	2,200	2,202
	American Express Credit Corp.	2.250%	8/15/19	300	300
	American Express Credit Corp.	2.375%	5/26/20	900	891
	Associates Corp. of North America	6.950%	11/1/18	1,600	1,842
	Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	475	476
	Australia & New Zealand Banking Group Ltd.	1.250%	6/13/17	150	151
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	250	253
	Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	1,650	1,637
	Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	300	301
	Bank of America Corp.	3.750%	7/12/16	1,030	1,056
	Bank of America Corp.	6.500%	8/1/16	1,370	1,444
	Bank of America Corp.	5.750%	8/15/16	275	287
	Bank of America Corp.	7.800%	9/15/16	300	322
	Bank of America Corp.	5.625%	10/14/16	1,525	1,606
	Bank of America Corp.	1.350%	11/21/16	400	400
	Bank of America Corp.	5.420%	3/15/17	775	821
	Bank of America Corp.	3.875%	3/22/17	1,750	1,820
	Bank of America Corp.	5.700%	5/2/17	715	764
	Bank of America Corp.	1.700%	8/25/17	600	601
	Bank of America Corp.	6.400%	8/28/17	1,370	1,504
	Bank of America Corp.	6.000%	9/1/17	250	272
	Bank of America Corp.	5.750%	12/1/17	895	975
	Bank of America Corp.	2.000%	1/11/18	2,650	2,656
	Bank of America Corp.	6.875%	4/25/18	4,330	4,890
	Bank of America Corp.	5.650%	5/1/18	6,450	7,085
	Bank of America Corp.	1.750%	6/5/18	1,350	1,348
	Bank of America Corp.	2.600%	1/15/19	5,900	5,960
	Bank of America Corp.	5.490%	3/15/19	200	218
	Bank of America Corp.	2.650%	4/1/19	2,450	2,478
	Bank of America Corp.	7.625%	6/1/19	1,124	1,337
	Bank of America Corp.	2.250%	4/21/20	1,000	978
	Bank of America Corp.	5.625%	7/1/20	1,460	1,643
	Bank of America Corp.	5.875%	1/5/21	145	165
	Bank of America Corp.	5.000%	5/13/21	1,205	1,322
	Bank of America Corp.	5.700%	1/24/22	500	567
	Bank of America Corp.	3.300%	1/11/23	2,400	2,360
	Bank of America Corp.	4.125%	1/22/24	1,400	1,432
	Bank of America Corp.	4.000%	4/1/24	1,750	1,779
	Bank of America Corp.	4.200%	8/26/24	2,000	1,984
	Bank of America Corp.	4.000%	1/22/25	2,100	2,043
	Bank of America Corp.	3.950%	4/21/25	1,500	1,439
	Bank of America Corp.	4.250%	10/22/26	1,225	1,197
	Bank of America Corp.	6.110%	1/29/37	535	598
	Bank of America Corp.	7.750%	5/14/38	2,340	3,107
	Bank of America Corp.	5.875%	2/7/42	1,150	1,313
	Bank of America Corp.	5.000%	1/21/44	2,200	2,270
	Bank of America Corp.	4.875%	4/1/44	550	557
	Bank of America Corp.	4.750%	4/21/45	350	322
	Bank of America NA	1.125%	11/14/16	825	825
	Bank of America NA	5.300%	3/15/17	1,675	1,771
	Bank of America NA	6.100%	6/15/17	350	378
	Bank of America NA	1.650%	3/26/18	2,375	2,368
	Bank of America NA	6.000%	10/15/36	350	413
	Bank of Montreal	0.800%	11/6/15	425	426
	Bank of Montreal	1.300%	7/15/16	700	704
	Bank of Montreal	2.500%	1/11/17	1,425	1,457
	Bank of Montreal	1.300%	7/14/17	400	400
	Bank of Montreal	1.450%	4/9/18	500	498

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bank of Montreal	1.400%	4/10/18	850	845
Bank of Montreal	2.375%	1/25/19	575	583
Bank of Montreal	2.550%	11/6/22	450	440
Bank of New York Mellon Corp.	2.300%	7/28/16	486	494
Bank of New York Mellon Corp.	2.400%	1/17/17	1,850	1,887
Bank of New York Mellon Corp.	1.969%	6/20/17	200	203
Bank of New York Mellon Corp.	1.300%	1/25/18	1,100	1,095
Bank of New York Mellon Corp.	2.100%	1/15/19	325	326
Bank of New York Mellon Corp.	2.200%	3/4/19	225	226
Bank of New York Mellon Corp.	5.450%	5/15/19	350	391
Bank of New York Mellon Corp.	2.300%	9/11/19	1,900	1,897
Bank of New York Mellon Corp.	4.600%	1/15/20	400	440
Bank of New York Mellon Corp.	3.550%	9/23/21	625	652
Bank of New York Mellon Corp.	3.650%	2/4/24	150	153
Bank of New York Mellon Corp.	3.250%	9/11/24	600	595
Bank of Nova Scotia	1.375%	7/15/16	975	981
Bank of Nova Scotia	1.100%	12/13/16	1,100	1,102
Bank of Nova Scotia	2.550%	1/12/17	875	895
Bank of Nova Scotia	1.250%	4/11/17	300	301
Bank of Nova Scotia	1.300%	7/21/17	425	425
Bank of Nova Scotia	1.375%	12/18/17	275	274
Bank of Nova Scotia	1.450%	4/25/18	1,625	1,618
Bank of Nova Scotia	1.700%	6/11/18	500	499
Bank of Nova Scotia	2.050%	10/30/18	450	458
Bank of Nova Scotia	2.050%	6/5/19	550	547
Bank of Nova Scotia	1.850%	4/14/20	1,800	1,782
Bank of Nova Scotia	4.375%	1/13/21	105	114
Bank of Nova Scotia	2.800%	7/21/21	1,475	1,482
Barclays Bank plc	5.000%	9/22/16	385	403
Barclays Bank plc	2.500%	2/20/19	500	503
Barclays Bank plc	6.750%	5/22/19	1,385	1,606
Barclays Bank plc	5.125%	1/8/20	1,260	1,402
Barclays Bank plc	5.140%	10/14/20	105	114
Barclays Bank plc	3.750%	5/15/24	1,300	1,304
Barclays plc	2.000%	3/16/18	350	349
Barclays plc	2.750%	11/8/19	475	473
Barclays plc	2.875%	6/8/20	750	740
Barclays plc	3.650%	3/16/25	3,000	2,848
BB&T Corp.	2.150%	3/22/17	450	457
BB&T Corp.	1.450%	1/12/18	550	547
BB&T Corp.	2.050%	6/19/18	350	353
BB&T Corp.	2.250%	2/1/19	200	201
BB&T Corp.	6.850%	4/30/19	1,250	1,460
BBVA US Senior SAU	4.664%	10/9/15	1,225	1,238
Bear Stearns Cos. LLC	6.400%	10/2/17	1,300	1,430
Bear Stearns Cos. LLC	7.250%	2/1/18	2,085	2,362
BNP Paribas SA	1.250%	12/12/16	1,650	1,650
BNP Paribas SA	2.375%	9/14/17	775	787
BNP Paribas SA	2.700%	8/20/18	150	153
BNP Paribas SA	2.400%	12/12/18	875	885
BNP Paribas SA	2.450%	3/17/19	600	608
BNP Paribas SA	2.375%	5/21/20	1,000	989
BNP Paribas SA	5.000%	1/15/21	2,810	3,106
BNP Paribas SA	3.250%	3/3/23	675	669
BNP PARIBAS SA	4.250%	10/15/24	1,000	988
BPCE SA	1.625%	2/10/17	750	754
BPCE SA	2.500%	12/10/18	650	659
BPCE SA	2.500%	7/15/19	700	705
BPCE SA	2.250%	1/27/20	675	671
BPCE SA	4.000%	4/15/24	1,200	1,226
Branch Banking & Trust Co.	5.625%	9/15/16	350	368
Branch Banking & Trust Co.	1.450%	10/3/16	200	201
Branch Banking & Trust Co.	1.050%	12/1/16	1,475	1,476
Branch Banking & Trust Co.	1.350%	10/1/17	300	300

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Branch Banking & Trust Co.	3.800%	10/30/26	1,400	1,409
	Canadian Imperial Bank of Commerce	1.350%	7/18/16	850	854
	Capital One Bank USA NA	1.150%	11/21/16	250	249
	Capital One Bank USA NA	1.300%	6/5/17	550	547
	Capital One Bank USA NA	2.150%	11/21/18	300	298
	Capital One Bank USA NA	2.300%	6/5/19	900	893
	Capital One Bank USA NA	8.800%	7/15/19	625	766
	Capital One Bank USA NA	3.375%	2/15/23	1,140	1,106
	Capital One Financial Corp.	3.150%	7/15/16	805	819
	Capital One Financial Corp.	6.150%	9/1/16	175	185
	Capital One Financial Corp.	5.250%	2/21/17	50	53
	Capital One Financial Corp.	6.750%	9/15/17	130	144
	Capital One Financial Corp.	2.450%	4/24/19	1,800	1,799
	Capital One Financial Corp.	4.750%	7/15/21	280	305
	Capital One Financial Corp.	3.500%	6/15/23	82	81
	Capital One Financial Corp.	3.750%	4/24/24	1,000	989
	Capital One NA	1.500%	9/5/17	300	299
	Capital One NA	1.650%	2/5/18	2,000	1,985
	Capital One NA	1.500%	3/22/18	600	592
	Capital One NA	2.400%	9/5/19	350	347
	Capital One NA	2.950%	7/23/21	510	500
6,9	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	2,048
	Citigroup Inc.	1.300%	11/15/16	600	600
	Citigroup Inc.	4.450%	1/10/17	1,800	1,881
	Citigroup Inc.	5.500%	2/15/17	115	122
	Citigroup Inc.	1.550%	8/14/17	575	574
	Citigroup Inc.	6.125%	11/21/17	3,490	3,836
	Citigroup Inc.	1.850%	11/24/17	1,335	1,338
	Citigroup Inc.	1.800%	2/5/18	800	797
	Citigroup Inc.	1.700%	4/27/18	1,500	1,490
	Citigroup Inc.	6.125%	5/15/18	3,526	3,925
	Citigroup Inc.	2.500%	9/26/18	1,825	1,845
	Citigroup Inc.	2.550%	4/8/19	275	277
	Citigroup Inc.	8.500%	5/22/19	2,525	3,076
	Citigroup Inc.	2.500%	7/29/19	725	725
	Citigroup Inc.	2.400%	2/18/20	400	395
	Citigroup Inc.	5.375%	8/9/20	1,195	1,335
	Citigroup Inc.	4.050%	7/30/22	125	128
	Citigroup Inc.	3.500%	5/15/23	475	462
	Citigroup Inc.	3.875%	10/25/23	1,000	1,018
	Citigroup Inc.	3.750%	6/16/24	725	729
	Citigroup Inc.	4.000%	8/5/24	725	714
	Citigroup Inc.	3.875%	3/26/25	1,100	1,052
	Citigroup Inc.	3.300%	4/27/25	1,000	958
	Citigroup Inc.	4.400%	6/10/25	5,000	4,959
	Citigroup Inc.	5.500%	9/13/25	1,125	1,211
	Citigroup Inc.	4.300%	11/20/26	1,000	976
	Citigroup Inc.	6.625%	1/15/28	800	979
	Citigroup Inc.	6.000%	10/31/33	425	471
	Citigroup Inc.	6.125%	8/25/36	1,149	1,301
	Citigroup Inc.	8.125%	7/15/39	1,125	1,600
	Citigroup Inc.	5.875%	1/30/42	625	729
	Citigroup Inc.	5.300%	5/6/44	2,225	2,246
	Citizens Bank NA	1.600%	12/4/17	325	325
	Citizens Bank NA	2.450%	12/4/19	325	323
	Comerica Bank	5.200%	8/22/17	300	322
	Commonwealth Bank of Australia	1.400%	9/8/17	850	852
	Commonwealth Bank of Australia	1.900%	9/18/17	250	253
	Commonwealth Bank of Australia	1.625%	3/12/18	2,225	2,229
	Commonwealth Bank of Australia	2.500%	9/20/18	900	921
	Commonwealth Bank of Australia	2.250%	3/13/19	225	226
	Commonwealth Bank of Australia	2.300%	9/6/19	500	502
	Compass Bank	1.850%	9/29/17	225	225
	Compass Bank	6.400%	10/1/17	150	163

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Compass Bank	2.750%	9/29/19	225	224
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375%	1/19/17	1,175	1,215
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700%	3/19/18	1,025	1,027
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250%	1/14/19	1,000	1,006
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250%	1/14/20	2,425	2,411
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	1/11/21	1,560	1,705
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875%	2/8/22	1,225	1,271
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950%	11/9/22	1,975	1,968
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625%	12/1/23	1,675	1,739
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375%	5/21/25	1,025	1,003
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250%	5/24/41	135	146
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750%	12/1/43	700	771
	Credit Suisse	1.375%	5/26/17	3,425	3,419
	Credit Suisse	6.000%	2/15/18	975	1,070
	Credit Suisse	1.700%	4/27/18	1,300	1,292
	Credit Suisse	2.300%	5/28/19	2,275	2,269
	Credit Suisse	5.300%	8/13/19	475	529
	Credit Suisse	5.400%	1/14/20	200	220
	Credit Suisse	4.375%	8/5/20	865	942
	Credit Suisse	3.000%	10/29/21	800	790
	Credit Suisse	3.625%	9/9/24	1,825	1,807
9	Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	950	937
9	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	500	479
9	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	950	907
	Credit Suisse USA Inc.	5.375%	3/2/16	120	124
	Credit Suisse USA Inc.	7.125%	7/15/32	465	601
	Deutsche Bank AG	1.400%	2/13/17	200	199
	Deutsche Bank AG	1.350%	5/30/17	1,300	1,291
	Deutsche Bank AG	6.000%	9/1/17	2,360	2,564
	Deutsche Bank AG	1.875%	2/13/18	800	800
	Deutsche Bank AG	2.500%	2/13/19	725	728
	Deutsche Bank AG	3.700%	5/30/24	875	862
	Deutsche Bank AG	4.500%	4/1/25	800	761
6	Deutsche Bank AG	4.296%	5/24/28	500	471
	Discover Bank	2.000%	2/21/18	1,100	1,094
	Discover Bank	7.000%	4/15/20	250	289
	Discover Bank	3.200%	8/9/21	350	343
	Discover Bank	4.250%	3/13/26	1,125	1,107
	Discover Financial Services	3.850%	11/21/22	225	223
	Discover Financial Services	3.950%	11/6/24	350	341
	Discover Financial Services	3.750%	3/4/25	375	358
	Fifth Third Bancorp	3.500%	3/15/22	825	836
	Fifth Third Bancorp	4.300%	1/16/24	975	1,004
	Fifth Third Bancorp	8.250%	3/1/38	910	1,299
	Fifth Third Bank	1.150%	11/18/16	250	249
	Fifth Third Bank	1.350%	6/1/17	300	299
	Fifth Third Bank	2.375%	4/25/19	600	600
	Fifth Third Bank	2.875%	10/1/21	1,435	1,418
	First Niagara Financial Group Inc.	6.750%	3/19/20	725	797
	FirstMerit Bank NA	4.270%	11/25/26	450	453
	FirstMerit Corp.	4.350%	2/4/23	125	127
	Goldman Sachs Capital I	6.345%	2/15/34	900	1,042
	Goldman Sachs Group Inc.	5.750%	10/1/16	520	549
	Goldman Sachs Group Inc.	5.625%	1/15/17	830	879
	Goldman Sachs Group Inc.	6.250%	9/1/17	645	706
	Goldman Sachs Group Inc.	5.950%	1/18/18	2,285	2,504
	Goldman Sachs Group Inc.	2.375%	1/22/18	1,225	1,241
	Goldman Sachs Group Inc.	6.150%	4/1/18	100	111
	Goldman Sachs Group Inc.	2.900%	7/19/18	3,425	3,504
	Goldman Sachs Group Inc.	2.625%	1/31/19	2,475	2,496
	Goldman Sachs Group Inc.	7.500%	2/15/19	2,020	2,373
	Goldman Sachs Group Inc.	2.550%	10/23/19	5,500	5,489
	Goldman Sachs Group Inc.	5.375%	3/15/20	1,310	1,456
	Goldman Sachs Group Inc.	2.600%	4/23/20	2,000	1,986

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Goldman Sachs Group Inc.	6.000%	6/15/20	2,590	2,979
Goldman Sachs Group Inc.	5.250%	7/27/21	1,675	1,860
Goldman Sachs Group Inc.	5.750%	1/24/22	3,925	4,447
Goldman Sachs Group Inc.	3.625%	1/22/23	1,000	997
Goldman Sachs Group Inc.	4.000%	3/3/24	1,400	1,416
Goldman Sachs Group Inc.	3.850%	7/8/24	1,325	1,320
Goldman Sachs Group Inc.	3.500%	1/23/25	2,475	2,386
Goldman Sachs Group Inc.	3.750%	5/22/25	750	736
Goldman Sachs Group Inc.	5.950%	1/15/27	1,480	1,655
Goldman Sachs Group Inc.	6.125%	2/15/33	1,320	1,565
Goldman Sachs Group Inc.	6.450%	5/1/36	1,125	1,265
Goldman Sachs Group Inc.	6.750%	10/1/37	2,770	3,240
Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,466
Goldman Sachs Group Inc.	4.800%	7/8/44	975	956
Goldman Sachs Group Inc.	5.150%	5/22/45	1,500	1,439
HSBC Bank USA NA	4.875%	8/24/20	950	1,051
HSBC Bank USA NA	5.875%	11/1/34	675	780
HSBC Bank USA NA	5.625%	8/15/35	625	704
HSBC Bank USA NA	7.000%	1/15/39	300	387
HSBC Holdings plc	5.100%	4/5/21	3,560	3,965
HSBC Holdings plc	4.875%	1/14/22	225	247
HSBC Holdings plc	4.000%	3/30/22	700	732
HSBC Holdings plc	4.250%	3/14/24	1,000	1,008
HSBC Holdings plc	7.625%	5/17/32	400	517
HSBC Holdings plc	7.350%	11/27/32	400	502
HSBC Holdings plc	6.500%	5/2/36	1,485	1,761
HSBC Holdings plc	6.500%	9/15/37	2,160	2,560
HSBC Holdings plc	6.800%	6/1/38	550	678
HSBC Holdings plc	6.100%	1/14/42	200	241
HSBC Holdings plc	5.250%	3/14/44	1,000	1,031
HSBC USA Inc.	1.500%	11/13/17	1,425	1,422
HSBC USA Inc.	1.625%	1/16/18	1,925	1,919
HSBC USA Inc.	2.625%	9/24/18	850	866
HSBC USA Inc.	2.375%	11/13/19	1,025	1,020
HSBC USA Inc.	2.350%	3/5/20	1,175	1,162
HSBC USA Inc.	5.000%	9/27/20	645	709
Huntington Bancshares Inc.	2.600%	8/2/18	175	177
Huntington Bancshares Inc.	7.000%	12/15/20	450	536
Huntington National Bank	1.300%	11/20/16	300	299
Huntington National Bank	1.375%	4/24/17	1,100	1,095
Huntington National Bank	2.000%	6/30/18	250	250
Huntington National Bank	2.400%	4/1/20	250	247
Intesa Sanpaolo SPA	2.375%	1/13/17	1,000	1,005
Intesa Sanpaolo SPA	3.875%	1/16/18	525	542
Intesa Sanpaolo SPA	3.875%	1/15/19	1,600	1,645
Intesa Sanpaolo SPA	5.250%	1/12/24	625	671
JPMorgan Chase & Co.	3.150%	7/5/16	1,055	1,076
JPMorgan Chase & Co.	1.350%	2/15/17	4,332	4,330
JPMorgan Chase & Co.	2.000%	8/15/17	1,550	1,565
JPMorgan Chase & Co.	6.000%	1/15/18	4,240	4,666
JPMorgan Chase & Co.	1.800%	1/25/18	75	75
JPMorgan Chase & Co.	1.700%	3/1/18	1,150	1,144
JPMorgan Chase & Co.	1.625%	5/15/18	1,375	1,364
JPMorgan Chase & Co.	2.350%	1/28/19	1,325	1,329
JPMorgan Chase & Co.	6.300%	4/23/19	2,285	2,608
JPMorgan Chase & Co.	2.200%	10/22/19	75	74
JPMorgan Chase & Co.	2.250%	1/23/20	2,900	2,850
JPMorgan Chase & Co.	2.750%	6/23/20	1,300	1,297
JPMorgan Chase & Co.	4.400%	7/22/20	905	973
JPMorgan Chase & Co.	4.250%	10/15/20	1,175	1,255
JPMorgan Chase & Co.	4.625%	5/10/21	835	901
JPMorgan Chase & Co.	4.350%	8/15/21	2,005	2,146
JPMorgan Chase & Co.	4.500%	1/24/22	1,725	1,845
JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,406

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
JPMorgan Chase & Co.	3.200%	1/25/23	4,625	4,560
JPMorgan Chase & Co.	3.375%	5/1/23	3,325	3,212
JPMorgan Chase & Co.	3.875%	2/1/24	1,575	1,598
JPMorgan Chase & Co.	3.625%	5/13/24	275	272
JPMorgan Chase & Co.	3.875%	9/10/24	2,000	1,958
JPMorgan Chase & Co.	3.125%	1/23/25	1,600	1,513
JPMorgan Chase & Co.	4.125%	12/15/26	1,375	1,349
JPMorgan Chase & Co.	6.400%	5/15/38	1,910	2,354
JPMorgan Chase & Co.	5.500%	10/15/40	1,200	1,334
JPMorgan Chase & Co.	5.600%	7/15/41	950	1,072
JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,322
JPMorgan Chase & Co.	5.625%	8/16/43	900	961
JPMorgan Chase & Co.	4.950%	6/1/45	250	242
JPMorgan Chase Bank NA	5.875%	6/13/16	725	756
JPMorgan Chase Bank NA	6.000%	10/1/17	1,660	1,809
KeyBank NA	1.650%	2/1/18	450	450
KeyBank NA	1.700%	6/1/18	500	499
KeyBank NA	2.500%	12/15/19	300	301
KeyBank NA	2.250%	3/16/20	500	495
KeyBank NA	3.300%	6/1/25	500	483
KeyCorp	2.300%	12/13/18	400	403
KeyCorp	5.100%	3/24/21	1,310	1,454
Lloyds Bank plc	4.200%	3/28/17	400	421
Lloyds Bank plc	1.750%	3/16/18	400	400
Lloyds Bank plc	1.750%	5/14/18	450	450
Lloyds Bank plc	2.300%	11/27/18	800	809
Lloyds Bank plc	2.400%	3/17/20	125	125
Lloyds Bank plc	6.375%	1/21/21	1,875	2,215
Lloyds Bank plc	3.500%	5/14/25	800	784
Lloyds Banking Group plc	4.500%	11/4/24	500	498
Manufacturers & Traders Trust Co.	1.400%	7/25/17	450	449
Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	668
Manufacturers & Traders Trust Co.	2.300%	1/30/19	1,550	1,560
Manufacturers & Traders Trust Co.	2.250%	7/25/19	800	796
Manufacturers & Traders Trust Co.	2.100%	2/6/20	475	467
Manufacturers & Traders Trust Co.	2.900%	2/6/25	3,000	2,828
Morgan Stanley	3.800%	4/29/16	2,135	2,183
Morgan Stanley	5.750%	10/18/16	425	449
Morgan Stanley	5.450%	1/9/17	1,385	1,467
Morgan Stanley	4.750%	3/22/17	1,120	1,181
Morgan Stanley	5.950%	12/28/17	1,110	1,219
Morgan Stanley	6.625%	4/1/18	3,235	3,632
Morgan Stanley	2.125%	4/25/18	2,925	2,943
Morgan Stanley	2.200%	12/7/18	500	504
Morgan Stanley	2.500%	1/24/19	1,675	1,690
Morgan Stanley	7.300%	5/13/19	1,390	1,634
Morgan Stanley	2.375%	7/23/19	2,500	2,483
Morgan Stanley	5.625%	9/23/19	1,715	1,919
Morgan Stanley	5.500%	1/26/20	525	584
Morgan Stanley	2.650%	1/27/20	900	896
Morgan Stanley	2.800%	6/16/20	1,000	998
Morgan Stanley	5.500%	7/24/20	650	729
Morgan Stanley	5.750%	1/25/21	1,335	1,518
Morgan Stanley	5.500%	7/28/21	1,575	1,773
Morgan Stanley	4.875%	11/1/22	875	925
Morgan Stanley	3.750%	2/25/23	950	959
Morgan Stanley	4.100%	5/22/23	2,025	2,026
Morgan Stanley	3.875%	4/29/24	1,950	1,960
Morgan Stanley	3.700%	10/23/24	1,625	1,612
Morgan Stanley	5.000%	11/24/25	1,000	1,045
Morgan Stanley	4.350%	9/8/26	1,375	1,345
Morgan Stanley	3.950%	4/23/27	1,500	1,406
Morgan Stanley	7.250%	4/1/32	705	930
Morgan Stanley	6.375%	7/24/42	1,525	1,848

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Morgan Stanley	4.300%	1/27/45	1,500	1,381
MUFG Americas Holdings Corp.	1.625%	2/9/18	850	847
MUFG Americas Holdings Corp.	2.250%	2/10/20	750	739
MUFG Americas Holdings Corp.	3.500%	6/18/22	275	277
MUFG Americas Holdings Corp.	3.000%	2/10/25	350	328
MUFG Union Bank NA	5.950%	5/11/16	450	468
MUFG Union Bank NA	1.500%	9/26/16	275	276
MUFG Union Bank NA	2.125%	6/16/17	125	127
MUFG Union Bank NA	2.625%	9/26/18	1,200	1,218
MUFG Union Bank NA	2.250%	5/6/19	300	300
Murray Street Investment Trust I	4.647%	3/9/17	725	761
National Australia Bank Ltd.	1.300%	7/25/16	700	705
National Australia Bank Ltd.	2.750%	3/9/17	425	436
National Australia Bank Ltd.	2.300%	7/25/18	750	762
National Australia Bank Ltd.	3.000%	1/20/23	325	321
National Bank of Canada	1.450%	11/7/17	225	225
National City Corp.	6.875%	5/15/19	310	360
Northern Trust Co.	6.500%	8/15/18	75	85
Northern Trust Corp.	3.450%	11/4/20	300	317
Northern Trust Corp.	2.375%	8/2/22	825	796
Northern Trust Corp.	3.950%	10/30/25	525	541
People's United Bank	4.000%	7/15/24	275	272
People's United Financial Inc.	3.650%	12/6/22	350	345
PNC Bank NA	4.875%	9/21/17	1,250	1,334
PNC Bank NA	1.500%	10/18/17	525	526
PNC Bank NA	6.000%	12/7/17	350	385
PNC Bank NA	1.500%	2/23/18	425	424
PNC Bank NA	1.600%	6/1/18	500	499
PNC Bank NA	2.250%	7/2/19	600	599
PNC Bank NA	2.400%	10/18/19	525	527
PNC Bank NA	2.300%	6/1/20	500	496
PNC Bank NA	2.950%	1/30/23	100	97
PNC Bank NA	3.800%	7/25/23	700	714
PNC Bank NA	3.300%	10/30/24	350	344
PNC Bank NA	2.950%	2/23/25	750	718
PNC Bank NA	3.250%	6/1/25	300	291
PNC Bank NA	4.200%	11/1/25	825	862
PNC Financial Services Group Inc.	2.854%	11/9/22	1,800	1,762
PNC Financial Services Group Inc.	3.900%	4/29/24	1,450	1,461
PNC Funding Corp.	2.700%	9/19/16	105	107
PNC Funding Corp.	6.700%	6/10/19	50	58
PNC Funding Corp.	5.125%	2/8/20	825	923
PNC Funding Corp.	4.375%	8/11/20	800	869
PNC Funding Corp.	3.300%	3/8/22	1,900	1,927
Regions Bank	6.450%	6/26/37	500	587
Regions Financial Corp.	2.000%	5/15/18	1,325	1,321
Royal Bank of Canada	2.875%	4/19/16	125	127
Royal Bank of Canada	2.300%	7/20/16	1,045	1,061
Royal Bank of Canada	1.450%	9/9/16	625	630
Royal Bank of Canada	1.000%	4/27/17	250	250
Royal Bank of Canada	1.250%	6/16/17	625	628
Royal Bank of Canada	1.400%	10/13/17	1,075	1,079
Royal Bank of Canada	1.500%	1/16/18	1,375	1,376
Royal Bank of Canada	2.200%	7/27/18	2,375	2,415
Royal Bank of Canada	2.200%	9/23/19	1,800	1,813
Royal Bank of Scotland Group plc	1.875%	3/31/17	400	398
Royal Bank of Scotland Group plc	6.400%	10/21/19	1,095	1,217
Royal Bank of Scotland plc	5.625%	8/24/20	695	782
Royal Bank of Scotland plc	6.125%	1/11/21	920	1,059
Santander Bank NA	2.000%	1/12/18	375	375
Santander Holdings USA Inc.	3.450%	8/27/18	625	644
Santander Holdings USA Inc.	2.650%	4/17/20	250	246
Societe Generale SA	2.750%	10/12/17	550	564
Societe Generale SA	2.625%	10/1/18	450	459

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
State Street Corp.	4.956%	3/15/18	1,025	1,100
State Street Corp.	1.350%	5/15/18	150	149
State Street Corp.	4.375%	3/7/21	615	676
State Street Corp.	3.100%	5/15/23	400	390
State Street Corp.	3.700%	11/20/23	851	874
State Street Corp.	3.300%	12/16/24	500	497
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	425	425
Sumitomo Mitsui Banking Corp.	1.300%	1/10/17	150	150
Sumitomo Mitsui Banking Corp.	1.350%	7/11/17	500	500
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	750	755
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	1,075	1,069
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	525	531
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	650	649
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	324
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	78
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	757
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	925	925
SunTrust Bank	7.250%	3/15/18	75	85
SunTrust Bank	2.750%	5/1/23	250	240
SunTrust Banks Inc.	3.500%	1/20/17	380	391
SunTrust Banks Inc.	2.350%	11/1/18	475	478
SunTrust Banks Inc.	2.500%	5/1/19	1,000	1,005
SVB Financial Group	3.500%	1/29/25	225	216
Svenska Handelsbanken AB	2.875%	4/4/17	1,250	1,287
Svenska Handelsbanken AB	1.625%	3/21/18	1,375	1,374
Svenska Handelsbanken AB	2.500%	1/25/19	775	788
Svenska Handelsbanken AB	2.250%	6/17/19	850	855
Synchrony Financial	1.875%	8/15/17	200	200
Synchrony Financial	3.000%	8/15/19	200	201
Synchrony Financial	2.700%	2/3/20	1,050	1,036
Synchrony Financial	3.750%	8/15/21	300	302
Synchrony Financial	4.250%	8/15/24	4,750	4,735
Toronto-Dominion Bank	2.500%	7/14/16	260	265
Toronto-Dominion Bank	2.375%	10/19/16	630	645
Toronto-Dominion Bank	1.125%	5/2/17	550	551
Toronto-Dominion Bank	1.625%	3/13/18	3,250	3,269
Toronto-Dominion Bank	1.400%	4/30/18	2,675	2,671
Toronto-Dominion Bank	2.125%	7/2/19	500	500
Toronto-Dominion Bank	2.250%	11/5/19	1,350	1,358
UBS AG	5.875%	7/15/16	205	214
UBS AG	1.375%	6/1/17	825	823
UBS AG	7.375%	6/15/17	200	220
UBS AG	1.375%	8/14/17	700	697
UBS AG	5.875%	12/20/17	2,215	2,436
UBS AG	1.800%	3/26/18	2,700	2,690
UBS AG	5.750%	4/25/18	835	924
UBS AG	2.350%	3/26/20	650	644
UBS AG	4.875%	8/4/20	1,025	1,132
US Bancorp	2.450%	7/27/15	145	145
US Bancorp	1.650%	5/15/17	325	329
US Bancorp	2.200%	4/25/19	1,100	1,107
US Bancorp	4.125%	5/24/21	915	989
US Bancorp	3.000%	3/15/22	575	577
US Bancorp	2.950%	7/15/22	375	369
US Bancorp	3.600%	9/11/24	150	150
US Bank NA	1.375%	9/11/17	1,250	1,252
US Bank NA	1.350%	1/26/18	900	898
US Bank NA	2.125%	10/28/19	1,000	1,000
US Bank NA	2.800%	1/27/25	1,050	999
Vesey Street Investment Trust I	4.404%	9/1/16	75	78
Wachovia Bank NA	6.000%	11/15/17	250	275
Wachovia Bank NA	5.850%	2/1/37	425	505
Wachovia Corp.	5.625%	10/15/16	500	529
Wachovia Corp.	5.750%	6/15/17	300	326

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Wachovia Corp.	5.750%	2/1/18	985	1,087
	Wachovia Corp.	7.500%	4/15/35	150	199
	Wachovia Corp.	5.500%	8/1/35	200	217
	Wachovia Corp.	6.550%	10/15/35	100	119
	Wells Fargo & Co.	1.250%	7/20/16	1,025	1,030
	Wells Fargo & Co.	5.125%	9/15/16	740	776
	Wells Fargo & Co.	2.625%	12/15/16	575	588
	Wells Fargo & Co.	2.100%	5/8/17	425	432
	Wells Fargo & Co.	1.150%	6/2/17	450	449
	Wells Fargo & Co.	5.625%	12/11/17	2,135	2,344
	Wells Fargo & Co.	1.500%	1/16/18	1,725	1,725
	Wells Fargo & Co.	2.150%	1/15/19	500	502
	Wells Fargo & Co.	2.125%	4/22/19	2,300	2,306
	Wells Fargo & Co.	3.000%	1/22/21	2,050	2,077
	Wells Fargo & Co.	4.600%	4/1/21	6,310	6,905
	Wells Fargo & Co.	3.500%	3/8/22	1,600	1,637
	Wells Fargo & Co.	3.450%	2/13/23	1,675	1,668
	Wells Fargo & Co.	4.125%	8/15/23	1,550	1,601
	Wells Fargo & Co.	4.100%	6/3/26	2,875	2,867
	Wells Fargo & Co.	5.375%	11/2/43	2,200	2,326
	Wells Fargo & Co.	5.606%	1/15/44	2,000	2,175
	Wells Fargo & Co.	4.650%	11/4/44	1,225	1,173
	Wells Fargo & Co.	3.900%	5/1/45	3,000	2,690
	Wells Fargo Bank NA	5.950%	8/26/36	550	654
	Wells Fargo Bank NA	6.600%	1/15/38	605	782
6,8	Wells Fargo Capital X	5.950%	12/1/86	425	429
	Westpac Banking Corp.	1.200%	5/19/17	600	602
	Westpac Banking Corp.	2.000%	8/14/17	1,275	1,294
	Westpac Banking Corp.	1.500%	12/1/17	725	727
	Westpac Banking Corp.	1.600%	1/12/18	1,850	1,853
	Westpac Banking Corp.	2.250%	7/30/18	250	254
	Westpac Banking Corp.	2.250%	1/17/19	875	886
	Westpac Banking Corp.	4.875%	11/19/19	930	1,031
	Brokerage (0.1%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	350	355
	Affiliated Managers Group Inc.	3.500%	8/1/25	950	915
	Ameriprise Financial Inc.	7.300%	6/28/19	200	237
	Ameriprise Financial Inc.	5.300%	3/15/20	125	141
	Ameriprise Financial Inc.	4.000%	10/15/23	725	755
	Ameriprise Financial Inc.	3.700%	10/15/24	350	355
	Apollo Investment Corp.	5.250%	3/3/25	200	197
	BGC Partners Inc.	5.375%	12/9/19	175	181
	BlackRock Inc.	6.250%	9/15/17	425	471
	BlackRock Inc.	5.000%	12/10/19	475	530
	BlackRock Inc.	4.250%	5/24/21	475	519
	BlackRock Inc.	3.375%	6/1/22	475	487
	BlackRock Inc.	3.500%	3/18/24	1,000	1,014
	Brookfield Asset Management Inc.	4.000%	1/15/25	550	543
	Brookfield Asset Management Inc.	7.375%	3/1/33	150	180
	Charles Schwab Corp.	3.225%	9/1/22	1,225	1,233
	CME Group Inc.	3.000%	9/15/22	875	877
	CME Group Inc.	3.000%	3/15/25	300	290
	CME Group Inc.	5.300%	9/15/43	325	358
	Eaton Vance Corp.	3.625%	6/15/23	200	199
	Franklin Resources Inc.	1.375%	9/15/17	175	175
	Franklin Resources Inc.	4.625%	5/20/20	225	248
	Franklin Resources Inc.	2.800%	9/15/22	575	566
	Franklin Resources Inc.	2.850%	3/30/25	125	119
	Intercontinental Exchange Inc.	2.500%	10/15/18	425	434
	Intercontinental Exchange Inc.	4.000%	10/15/23	350	364
	Invesco Finance plc	3.125%	11/30/22	500	494
	Invesco Finance plc	4.000%	1/30/24	650	667
	Invesco Finance plc	5.375%	11/30/43	775	847

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Jefferies Group LLC	5.125%	4/13/18	320	340
	Jefferies Group LLC	8.500%	7/15/19	455	540
	Jefferies Group LLC	6.875%	4/15/21	620	710
	Jefferies Group LLC	5.125%	1/20/23	300	308
	Jefferies Group LLC	6.250%	1/15/36	320	317
	Jefferies Group LLC	6.500%	1/20/43	250	242
	Lazard Group LLC	6.850%	6/15/17	61	67
	Lazard Group LLC	4.250%	11/14/20	75	79
	Lazard Group LLC	3.750%	2/13/25	100	95
	Legg Mason Inc.	2.700%	7/15/19	175	175
	Legg Mason Inc.	3.950%	7/15/24	150	151
	Legg Mason Inc.	5.625%	1/15/44	450	464
	Leucadia National Corp.	5.500%	10/18/23	475	484
	Leucadia National Corp.	6.625%	10/23/43	125	118
	NASDAQ OMX Group Inc.	5.550%	1/15/20	650	718
	Nomura Holdings Inc.	2.000%	9/13/16	1,350	1,357
	Nomura Holdings Inc.	2.750%	3/19/19	625	631
	Nomura Holdings Inc.	6.700%	3/4/20	900	1,052
	NYSE Euronext	2.000%	10/5/17	200	202
	Raymond James Financial Inc.	4.250%	4/15/16	100	102
	Stifel Financial Corp.	4.250%	7/18/24	200	197
	TD Ameritrade Holding Corp.	5.600%	12/1/19	100	114
	TD Ameritrade Holding Corp.	2.950%	4/1/22	600	594
	TD Ameritrade Holding Corp.	3.625%	4/1/25	450	456
	Finance Companies (0.2%)
	Air Lease Corp.	5.625%	4/1/17	675	715
	Air Lease Corp.	2.125%	1/15/18	300	298
	Air Lease Corp.	3.375%	1/15/19	425	432
	Air Lease Corp.	4.750%	3/1/20	275	292
	Air Lease Corp.	3.875%	4/1/21	300	303
	Air Lease Corp.	3.750%	2/1/22	1,975	1,965
	Air Lease Corp.	4.250%	9/15/24	75	75
	Ares Capital Corp.	4.875%	11/30/18	875	917
	Ares Capital Corp.	3.875%	1/15/20	1,425	1,445
	Block Financial LLC	5.500%	11/1/22	300	324
	FS Investment Corp.	4.000%	7/15/19	250	254
	FS Investment Corp.	4.750%	5/15/22	150	147
	GATX Corp.	3.500%	7/15/16	225	230
	GATX Corp.	1.250%	3/4/17	175	174
	GATX Corp.	2.375%	7/30/18	150	151
	GATX Corp.	2.500%	7/30/19	150	149
	GATX Corp.	4.750%	6/15/22	275	291
	GATX Corp.	3.250%	3/30/25	375	353
	GATX Corp.	5.200%	3/15/44	150	152
	GATX Corp.	4.500%	3/30/45	150	139
6	GE Capital Trust I	6.375%	11/15/67	500	532
	General Electric Capital Corp.	1.500%	7/12/16	750	756
	General Electric Capital Corp.	3.350%	10/17/16	750	774
	General Electric Capital Corp.	2.900%	1/9/17	750	772
	General Electric Capital Corp.	5.400%	2/15/17	750	802
	General Electric Capital Corp.	2.300%	4/27/17	2,385	2,432
	General Electric Capital Corp.	1.250%	5/15/17	600	601
	General Electric Capital Corp.	5.625%	9/15/17	1,635	1,780
	General Electric Capital Corp.	1.625%	4/2/18	900	902
	General Electric Capital Corp.	5.625%	5/1/18	2,400	2,657
	General Electric Capital Corp.	2.300%	1/14/19	750	760
	General Electric Capital Corp.	6.000%	8/7/19	1,250	1,433
	General Electric Capital Corp.	2.100%	12/11/19	100	101
	General Electric Capital Corp.	5.500%	1/8/20	1,705	1,930
	General Electric Capital Corp.	2.200%	1/9/20	1,900	1,893
	General Electric Capital Corp.	5.550%	5/4/20	1,675	1,906
	General Electric Capital Corp.	4.375%	9/16/20	2,290	2,486
	General Electric Capital Corp.	4.625%	1/7/21	1,360	1,488

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	General Electric Capital Corp.	5.300%	2/11/21	1,794	2,016
	General Electric Capital Corp.	4.650%	10/17/21	2,160	2,363
	General Electric Capital Corp.	3.150%	9/7/22	1,225	1,225
	General Electric Capital Corp.	3.100%	1/9/23	2,125	2,120
	General Electric Capital Corp.	3.450%	5/15/24	550	557
	General Electric Capital Corp.	6.750%	3/15/32	3,265	4,236
	General Electric Capital Corp.	6.150%	8/7/37	1,300	1,610
	General Electric Capital Corp.	5.875%	1/14/38	4,360	5,186
	General Electric Capital Corp.	6.875%	1/10/39	2,810	3,740
6	General Electric Capital Corp.	6.375%	11/15/67	1,043	1,121
	HSBC Finance Corp.	6.676%	1/15/21	2,811	3,252
9	International Lease Finance Corp.	6.750%	9/1/16	775	815
9	International Lease Finance Corp.	7.125%	9/1/18	775	862
	Prospect Capital Corp.	5.000%	7/15/19	175	180
	Prospect Capital Corp.	5.875%	3/15/23	150	152
	Insurance (0.5%)
	ACE Capital Trust II	9.700%	4/1/30	75	111
	ACE INA Holdings Inc.	2.600%	11/23/15	290	291
	ACE INA Holdings Inc.	5.700%	2/15/17	200	214
	ACE INA Holdings Inc.	5.800%	3/15/18	50	56
	ACE INA Holdings Inc.	5.900%	6/15/19	715	813
	ACE INA Holdings Inc.	2.700%	3/13/23	350	340
	ACE INA Holdings Inc.	3.350%	5/15/24	275	276
	ACE INA Holdings Inc.	3.150%	3/15/25	700	683
	ACE INA Holdings Inc.	4.150%	3/13/43	225	214
	AEGON Funding Co. LLC	5.750%	12/15/20	664	757
	Aetna Inc.	1.500%	11/15/17	100	100
	Aetna Inc.	3.950%	9/1/20	75	80
	Aetna Inc.	4.125%	6/1/21	320	342
	Aetna Inc.	2.750%	11/15/22	650	612
	Aetna Inc.	3.500%	11/15/24	1,145	1,122
	Aetna Inc.	6.625%	6/15/36	750	928
	Aetna Inc.	6.750%	12/15/37	275	344
	Aetna Inc.	4.500%	5/15/42	525	489
	Aetna Inc.	4.125%	11/15/42	200	177
	Aflac Inc.	2.650%	2/15/17	325	333
	Aflac Inc.	4.000%	2/15/22	325	343
	Aflac Inc.	3.625%	6/15/23	1,000	1,012
	Aflac Inc.	3.625%	11/15/24	1,680	1,680
	Aflac Inc.	6.900%	12/17/39	75	95
	Aflac Inc.	6.450%	8/15/40	300	362
	Alleghany Corp.	5.625%	9/15/20	100	111
	Alleghany Corp.	4.950%	6/27/22	425	458
	Alleghany Corp.	4.900%	9/15/44	375	361
	Allied World Assurance Co. Ltd.	7.500%	8/1/16	875	929
	Allstate Corp.	3.150%	6/15/23	550	551
	Allstate Corp.	5.550%	5/9/35	105	124
	Allstate Corp.	4.500%	6/15/43	425	429
6	Allstate Corp.	5.750%	8/15/53	250	264
6	Allstate Corp.	6.125%	5/15/67	125	131
6	Allstate Corp.	6.500%	5/15/67	700	788
	Alterra Finance LLC	6.250%	9/30/20	95	109
	American Financial Group Inc.	9.875%	6/15/19	100	125
	American International Group Inc.	5.600%	10/18/16	800	845
	American International Group Inc.	5.850%	1/16/18	1,200	1,321
	American International Group Inc.	3.375%	8/15/20	425	440
	American International Group Inc.	6.400%	12/15/20	1,160	1,374
	American International Group Inc.	4.875%	6/1/22	1,575	1,726
	American International Group Inc.	4.125%	2/15/24	1,400	1,449
	American International Group Inc.	3.875%	1/15/35	600	540
	American International Group Inc.	6.250%	5/1/36	1,525	1,799
	American International Group Inc.	4.500%	7/16/44	725	691
	American International Group Inc.	4.375%	1/15/55	150	134

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6	American International Group Inc.	8.175%	5/15/68	400	523
6	American International Group Inc.	6.250%	3/15/87	183	203
	Anthem Inc.	1.250%	9/10/15	225	225
	Anthem Inc.	5.875%	6/15/17	250	270
	Anthem Inc.	1.875%	1/15/18	2,775	2,770
	Anthem Inc.	7.000%	2/15/19	145	166
	Anthem Inc.	3.700%	8/15/21	145	149
	Anthem Inc.	3.125%	5/15/22	1,050	1,022
	Anthem Inc.	3.300%	1/15/23	750	720
	Anthem Inc.	5.950%	12/15/34	100	108
	Anthem Inc.	5.850%	1/15/36	150	160
	Anthem Inc.	6.375%	6/15/37	630	719
	Anthem Inc.	4.625%	5/15/42	175	159
	Anthem Inc.	4.650%	1/15/43	825	754
	Anthem Inc.	5.100%	1/15/44	200	195
	Anthem Inc.	4.650%	8/15/44	400	366
	Anthem Inc.	4.850%	8/15/54	600	561
	Aon Corp.	5.000%	9/30/20	990	1,091
	Aon Corp.	8.205%	1/1/27	50	64
	Aon Corp.	6.250%	9/30/40	150	181
	Aon plc	4.000%	11/27/23	350	360
	Aon plc	3.500%	6/14/24	425	418
	Aon plc	4.450%	5/24/43	125	116
	Aon plc	4.600%	6/14/44	625	595
	Arch Capital Group Ltd.	7.350%	5/1/34	500	644
	Arch Capital Group US Inc.	5.144%	11/1/43	275	279
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	450	495
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,475	1,506
	Assurant Inc.	6.750%	2/15/34	550	644
	AXA SA	8.600%	12/15/30	680	914
	Axis Specialty Finance LLC	5.875%	6/1/20	990	1,122
	AXIS Specialty Finance plc	2.650%	4/1/19	150	150
	AXIS Specialty Finance plc	5.150%	4/1/45	150	151
	Berkshire Hathaway Finance Corp.	1.600%	5/15/17	100	101
	Berkshire Hathaway Finance Corp.	1.300%	5/15/18	175	175
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	2,480	2,751
	Berkshire Hathaway Finance Corp.	2.000%	8/15/18	525	535
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	524
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	300	302
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	151
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	387
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	275	264
	Berkshire Hathaway Inc.	0.800%	2/11/16	75	75
	Berkshire Hathaway Inc.	2.200%	8/15/16	2,080	2,113
	Berkshire Hathaway Inc.	3.000%	2/11/23	375	376
	Berkshire Hathaway Inc.	4.500%	2/11/43	925	926
	Brown & Brown Inc.	4.200%	9/15/24	1,300	1,287
	Chubb Corp.	5.750%	5/15/18	310	346
	Chubb Corp.	6.000%	5/11/37	375	459
6	Chubb Corp.	6.375%	3/29/67	1,035	1,087
	Cigna Corp.	4.375%	12/15/20	100	108
	Cigna Corp.	4.500%	3/15/21	210	229
	Cigna Corp.	4.000%	2/15/22	690	710
	Cigna Corp.	3.250%	4/15/25	600	577
	Cigna Corp.	6.150%	11/15/36	1,050	1,216
	Cigna Corp.	5.875%	3/15/41	235	267
	Cigna Corp.	5.375%	2/15/42	190	203
	Cincinnati Financial Corp.	6.125%	11/1/34	325	371
	CNA Financial Corp.	6.500%	8/15/16	475	502
	CNA Financial Corp.	7.350%	11/15/19	2,052	2,428
	CNA Financial Corp.	5.875%	8/15/20	145	165
	CNA Financial Corp.	5.750%	8/15/21	175	200
	Coventry Health Care Inc.	5.450%	6/15/21	265	297
	Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	176

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	284
	First American Financial Corp.	4.300%	2/1/23	100	99
	First American Financial Corp.	4.600%	11/15/24	350	352
	Hartford Financial Services Group Inc.	5.500%	10/15/16	475	500
	Hartford Financial Services Group Inc.	5.375%	3/15/17	150	160
	Hartford Financial Services Group Inc.	6.300%	3/15/18	1,350	1,506
	Hartford Financial Services Group Inc.	6.000%	1/15/19	300	335
	Hartford Financial Services Group Inc.	5.125%	4/15/22	100	111
	Hartford Financial Services Group Inc.	5.950%	10/15/36	25	29
	Hartford Financial Services Group Inc.	6.100%	10/1/41	500	593
	Hartford Financial Services Group Inc.	4.300%	4/15/43	500	473
	HCC Insurance Holdings Inc.	6.300%	11/15/19	225	256
	Humana Inc.	7.200%	6/15/18	50	57
	Humana Inc.	2.625%	10/1/19	150	151
	Humana Inc.	3.150%	12/1/22	725	698
	Humana Inc.	3.850%	10/1/24	450	452
	Humana Inc.	8.150%	6/15/38	325	452
	Humana Inc.	4.625%	12/1/42	225	215
	Humana Inc.	4.950%	10/1/44	400	397
	Infinity Property & Casualty Corp.	5.000%	9/19/22	100	105
	Kemper Corp.	4.350%	2/15/25	500	496
	Lincoln National Corp.	8.750%	7/1/19	1,325	1,623
	Lincoln National Corp.	6.250%	2/15/20	305	353
	Lincoln National Corp.	4.200%	3/15/22	325	340
	Lincoln National Corp.	6.150%	4/7/36	350	402
	Lincoln National Corp.	7.000%	6/15/40	565	708
	Loews Corp.	2.625%	5/15/23	175	166
	Loews Corp.	6.000%	2/1/35	200	232
	Loews Corp.	4.125%	5/15/43	475	430
	Manulife Financial Corp.	4.900%	9/17/20	475	526
	Markel Corp.	7.125%	9/30/19	125	146
	Markel Corp.	4.900%	7/1/22	575	615
	Markel Corp.	3.625%	3/30/23	175	175
	Markel Corp.	5.000%	3/30/43	125	122
	Marsh & McLennan Cos. Inc.	2.550%	10/15/18	225	230
	Marsh & McLennan Cos. Inc.	2.350%	9/10/19	100	100
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	500	497
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	545	602
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	363
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	350	346
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	900	1,025
	MetLife Inc.	1.756%	12/15/17	425	428
	MetLife Inc.	1.903%	12/15/17	225	227
	MetLife Inc.	6.817%	8/15/18	580	667
	MetLife Inc.	7.717%	2/15/19	105	125
	MetLife Inc.	4.750%	2/8/21	380	419
	MetLife Inc.	3.048%	12/15/22	675	667
	MetLife Inc.	4.368%	9/15/23	500	531
	MetLife Inc.	3.600%	4/10/24	750	756
	MetLife Inc.	3.000%	3/1/25	1,500	1,429
	MetLife Inc.	6.375%	6/15/34	580	714
	MetLife Inc.	5.700%	6/15/35	475	550
	MetLife Inc.	5.875%	2/6/41	440	515
	MetLife Inc.	4.125%	8/13/42	875	808
	MetLife Inc.	4.875%	11/13/43	600	621
	MetLife Inc.	4.721%	12/15/44	1,400	1,410
	MetLife Inc.	4.050%	3/1/45	1,000	914
6	MetLife Inc.	6.400%	12/15/66	1,565	1,710
	Montpelier Re Holdings Ltd.	4.700%	10/15/22	25	25
	Old Republic International Corp.	4.875%	10/1/24	450	463
	OneBeacon US Holdings Inc.	4.600%	11/9/22	100	102
	PartnerRe Finance B LLC	5.500%	6/1/20	200	223
	Primerica Inc.	4.750%	7/15/22	50	53
	Principal Financial Group Inc.	8.875%	5/15/19	410	505

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Principal Financial Group Inc.	6.050%	10/15/36	250	288
	Principal Financial Group Inc.	4.350%	5/15/43	125	116
6	Principal Financial Group Inc.	4.700%	5/15/55	500	500
	ProAssurance Corp.	5.300%	11/15/23	100	107
	Progressive Corp.	3.750%	8/23/21	2,445	2,596
	Progressive Corp.	6.625%	3/1/29	150	191
	Progressive Corp.	3.700%	1/26/45	250	218
6	Progressive Corp.	6.700%	6/15/67	425	444
	Protective Life Corp.	7.375%	10/15/19	100	118
	Protective Life Corp.	8.450%	10/15/39	175	244
	Prudential Financial Inc.	5.500%	3/15/16	50	52
	Prudential Financial Inc.	6.000%	12/1/17	675	745
	Prudential Financial Inc.	2.300%	8/15/18	825	832
	Prudential Financial Inc.	7.375%	6/15/19	455	540
	Prudential Financial Inc.	5.375%	6/21/20	980	1,103
	Prudential Financial Inc.	4.500%	11/16/21	2,000	2,176
	Prudential Financial Inc.	5.750%	7/15/33	570	635
	Prudential Financial Inc.	5.400%	6/13/35	295	318
	Prudential Financial Inc.	5.900%	3/17/36	775	870
	Prudential Financial Inc.	5.700%	12/14/36	655	724
	Prudential Financial Inc.	6.625%	6/21/40	150	183
	Prudential Financial Inc.	5.625%	5/12/41	105	114
6	Prudential Financial Inc.	5.875%	9/15/42	525	556
6	Prudential Financial Inc.	5.625%	6/15/43	975	1,008
	Prudential Financial Inc.	5.100%	8/15/43	175	178
6	Prudential Financial Inc.	5.200%	3/15/44	300	297
	Prudential Financial Inc.	4.600%	5/15/44	250	242
6	Prudential Financial Inc.	5.375%	5/15/45	750	738
	Reinsurance Group of America Inc.	6.450%	11/15/19	1,000	1,150
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	175	219
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	824
	Travelers Cos. Inc.	6.250%	6/20/16	100	105
	Travelers Cos. Inc.	5.800%	5/15/18	910	1,017
	Travelers Cos. Inc.	3.900%	11/1/20	530	570
	Travelers Cos. Inc.	6.750%	6/20/36	475	631
	Travelers Cos. Inc.	6.250%	6/15/37	145	181
	Travelers Cos. Inc.	5.350%	11/1/40	130	148
	Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,033
	Trinity Acquisition plc	6.125%	8/15/43	525	555
	UnitedHealth Group Inc.	1.875%	11/15/16	225	228
	UnitedHealth Group Inc.	6.000%	6/15/17	875	953
	UnitedHealth Group Inc.	6.000%	2/15/18	1,460	1,622
	UnitedHealth Group Inc.	2.300%	12/15/19	50	50
	UnitedHealth Group Inc.	4.700%	2/15/21	165	183
	UnitedHealth Group Inc.	3.375%	11/15/21	105	108
	UnitedHealth Group Inc.	2.875%	12/15/21	50	50
	UnitedHealth Group Inc.	2.875%	3/15/22	525	509
	UnitedHealth Group Inc.	6.500%	6/15/37	200	253
	UnitedHealth Group Inc.	6.625%	11/15/37	325	415
	UnitedHealth Group Inc.	6.875%	2/15/38	1,405	1,840
	UnitedHealth Group Inc.	5.950%	2/15/41	500	597
	UnitedHealth Group Inc.	4.625%	11/15/41	2,050	2,041
	UnitedHealth Group Inc.	4.375%	3/15/42	725	696
	UnitedHealth Group Inc.	3.950%	10/15/42	200	181
	UnitedHealth Group Inc.	4.250%	3/15/43	75	70
	Unum Group	7.125%	9/30/16	175	187
	Unum Group	5.625%	9/15/20	50	56
	Unum Group	4.000%	3/15/24	200	202
	Unum Group	5.750%	8/15/42	200	217
	Validus Holdings Ltd.	8.875%	1/26/40	150	193
	Voya Financial Inc.	2.900%	2/15/18	250	257
	Voya Financial Inc.	5.500%	7/15/22	50	56
	Voya Financial Inc.	5.700%	7/15/43	350	394
	Willis Group Holdings plc	5.750%	3/15/21	265	294

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Willis North America Inc.	6.200%	3/28/17	300	320
WR Berkley Corp.	5.375%	9/15/20	50	56
WR Berkley Corp.	4.625%	3/15/22	225	238
XLIT Ltd.	5.750%	10/1/21	545	624
XLIT Ltd.	6.375%	11/15/24	100	118
XLIT Ltd.	4.450%	3/31/25	200	198
XLIT Ltd.	5.250%	12/15/43	100	103
XLIT Ltd.	5.500%	3/31/45	300	281
Other Finance (0.0%)
ORIX Corp.	5.000%	1/12/16	245	250
XTRA Finance Corp.	5.150%	4/1/17	575	613
Real Estate Investment Trusts (0.3%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	250	247
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	315
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	75
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	200
American Campus Communities Operating Partnership
LP	4.125%	7/1/24	250	249
AvalonBay Communities Inc.	5.750%	9/15/16	100	105
AvalonBay Communities Inc.	2.850%	3/15/23	200	192
AvalonBay Communities Inc.	4.200%	12/15/23	175	182
AvalonBay Communities Inc.	3.500%	11/15/24	250	248
AvalonBay Communities Inc.	3.450%	6/1/25	1,300	1,277
BioMed Realty LP	2.625%	5/1/19	200	198
BioMed Realty LP	4.250%	7/15/22	400	404
Boston Properties LP	3.700%	11/15/18	2,120	2,235
Boston Properties LP	5.625%	11/15/20	325	371
Boston Properties LP	4.125%	5/15/21	190	201
Boston Properties LP	3.850%	2/1/23	950	970
Boston Properties LP	3.125%	9/1/23	1,375	1,334
Brandywine Operating Partnership LP	4.950%	4/15/18	725	771
Brandywine Operating Partnership LP	4.100%	10/1/24	250	246
Brandywine Operating Partnership LP	4.550%	10/1/29	175	174
Brixmor Operating Partnership LP	3.850%	2/1/25	2,725	2,614
Camden Property Trust	2.950%	12/15/22	325	309
Camden Property Trust	4.250%	1/15/24	1,100	1,134
CBL & Associates LP	5.250%	12/1/23	600	617
CBL & Associates LP	4.600%	10/15/24	175	171
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	500	497
Corporate Office Properties LP	3.700%	6/15/21	100	99
Corporate Office Properties LP	3.600%	5/15/23	400	366
CubeSmart LP	4.375%	12/15/23	350	363
DCT Industrial Operating Partnership LP	4.500%	10/15/23	200	205
DDR Corp.	7.875%	9/1/20	500	611
DDR Corp.	3.500%	1/15/21	225	228
DDR Corp.	4.625%	7/15/22	500	524
DDR Corp.	3.375%	5/15/23	400	382
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,292
Digital Realty Trust LP	3.950%	7/1/22	900	897
Digital Realty Trust LP	3.625%	10/1/22	1,580	1,537
Duke Realty LP	5.950%	2/15/17	132	141
Duke Realty LP	3.625%	4/15/23	875	862
EPR Properties	5.750%	8/15/22	75	80
EPR Properties	5.250%	7/15/23	400	419
EPR Properties	4.500%	4/1/25	300	295
Equity CommonWealth	6.650%	1/15/18	1,175	1,271
ERP Operating LP	5.375%	8/1/16	275	287
ERP Operating LP	5.750%	6/15/17	500	542
ERP Operating LP	2.375%	7/1/19	375	377
ERP Operating LP	4.750%	7/15/20	265	291
ERP Operating LP	4.625%	12/15/21	115	125
ERP Operating LP	3.000%	4/15/23	625	610
ERP Operating LP	3.375%	6/1/25	350	342

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	ERP Operating LP	4.500%	7/1/44	550	535
	ERP Operating LP	4.500%	6/1/45	350	337
	Essex Portfolio LP	3.375%	1/15/23	1,150	1,128
	Essex Portfolio LP	3.250%	5/1/23	50	48
	Essex Portfolio LP	3.500%	4/1/25	200	193
	Excel Trust LP	4.625%	5/15/24	100	96
	Federal Realty Investment Trust	3.000%	8/1/22	175	172
	Federal Realty Investment Trust	2.750%	6/1/23	325	310
	Federal Realty Investment Trust	4.500%	12/1/44	1,000	978
	HCP Inc.	6.300%	9/15/16	300	317
	HCP Inc.	5.625%	5/1/17	25	27
	HCP Inc.	2.625%	2/1/20	2,100	2,071
	HCP Inc.	5.375%	2/1/21	360	397
	HCP Inc.	3.150%	8/1/22	150	144
	HCP Inc.	4.200%	3/1/24	200	202
	HCP Inc.	3.400%	2/1/25	400	374
	HCP Inc.	6.750%	2/1/41	175	212
	Health Care REIT Inc.	4.700%	9/15/17	50	53
	Health Care REIT Inc.	2.250%	3/15/18	575	578
	Health Care REIT Inc.	4.125%	4/1/19	300	316
	Health Care REIT Inc.	6.125%	4/15/20	100	114
	Health Care REIT Inc.	4.950%	1/15/21	750	816
	Health Care REIT Inc.	5.250%	1/15/22	425	463
	Health Care REIT Inc.	3.750%	3/15/23	325	322
	Health Care REIT Inc.	4.500%	1/15/24	125	130
	Health Care REIT Inc.	4.000%	6/1/25	700	690
	Health Care REIT Inc.	6.500%	3/15/41	200	236
	Health Care REIT Inc.	5.125%	3/15/43	175	172
	Healthcare Realty Trust Inc.	5.750%	1/15/21	145	161
	Healthcare Realty Trust Inc.	3.750%	4/15/23	100	98
	Healthcare Realty Trust Inc.	3.875%	5/1/25	375	361
	Healthcare Trust of America Holdings LP	3.375%	7/15/21	175	175
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	96
	Highwoods Realty LP	3.200%	6/15/21	500	497
	Hospitality Properties Trust	6.700%	1/15/18	1,000	1,085
	Hospitality Properties Trust	4.650%	3/15/24	100	100
	Hospitality Properties Trust	4.500%	3/15/25	125	123
	Kilroy Realty LP	4.800%	7/15/18	800	854
	Kilroy Realty LP	3.800%	1/15/23	100	100
	Kimco Realty Corp.	5.700%	5/1/17	375	404
	Kimco Realty Corp.	6.875%	10/1/19	50	58
	Kimco Realty Corp.	3.200%	5/1/21	500	503
	Kimco Realty Corp.	3.125%	6/1/23	550	525
	Lexington Realty Trust	4.400%	6/15/24	200	201
	Liberty Property LP	3.375%	6/15/23	575	553
	Liberty Property LP	4.400%	2/15/24	325	334
	Liberty Property LP	3.750%	4/1/25	725	701
	Mack-Cali Realty LP	7.750%	8/15/19	750	863
	Mack-Cali Realty LP	4.500%	4/18/22	225	223
	Mid-America Apartments LP	4.300%	10/15/23	350	363
	Mid-America Apartments LP	3.750%	6/15/24	200	199
	National Retail Properties Inc.	6.875%	10/15/17	25	28
	National Retail Properties Inc.	3.800%	10/15/22	500	506
	National Retail Properties Inc.	3.900%	6/15/24	425	423
	Omega Healthcare Investors Inc.	6.750%	10/15/22	975	1,020
	Omega Healthcare Investors Inc.	4.950%	4/1/24	275	284
9	Omega Healthcare Investors Inc.	4.500%	1/15/25	175	172
9	Omega Healthcare Investors Inc.	4.500%	4/1/27	1,000	954
	Piedmont Operating Partnership LP	3.400%	6/1/23	125	118
	Piedmont Operating Partnership LP	4.450%	3/15/24	275	274
	Post Apartment Homes LP	3.375%	12/1/22	100	96
	ProLogis LP	4.500%	8/15/17	75	79
	ProLogis LP	2.750%	2/15/19	875	887
	ProLogis LP	6.875%	3/15/20	2,100	2,441

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ProLogis LP	4.250%	8/15/23	250	256
Realty Income Corp.	2.000%	1/31/18	575	579
Realty Income Corp.	6.750%	8/15/19	935	1,082
Realty Income Corp.	3.250%	10/15/22	100	97
Regency Centers LP	3.750%	6/15/24	525	521
Retail Opportunity Investments Corp.	5.000%	12/15/23	150	159
Retail Properties of America Inc.	4.000%	3/15/25	425	411
Select Income REIT	2.850%	2/1/18	175	177
Select Income REIT	4.150%	2/1/22	225	222
Select Income REIT	4.500%	2/1/25	250	241
Senior Housing Properties Trust	3.250%	5/1/19	475	477
Senior Housing Properties Trust	4.750%	5/1/24	175	175
Simon Property Group LP	5.250%	12/1/16	335	349
Simon Property Group LP	2.800%	1/30/17	425	435
Simon Property Group LP	2.150%	9/15/17	200	204
Simon Property Group LP	6.125%	5/30/18	450	506
Simon Property Group LP	2.200%	2/1/19	2,700	2,728
Simon Property Group LP	5.650%	2/1/20	1,250	1,421
Simon Property Group LP	4.375%	3/1/21	555	599
Simon Property Group LP	4.125%	12/1/21	225	241
Simon Property Group LP	3.375%	3/15/22	250	255
Simon Property Group LP	2.750%	2/1/23	400	385
Simon Property Group LP	3.750%	2/1/24	500	509
Simon Property Group LP	6.750%	2/1/40	300	383
Simon Property Group LP	4.750%	3/15/42	225	231
Tanger Properties LP	3.875%	12/1/23	125	126
Tanger Properties LP	3.750%	12/1/24	200	197
UDR Inc.	4.250%	6/1/18	400	425
UDR Inc.	3.700%	10/1/20	150	156
UDR Inc.	4.625%	1/10/22	125	133
Ventas Realty LP	1.550%	9/26/16	475	477
Ventas Realty LP	1.250%	4/17/17	300	299
Ventas Realty LP	3.750%	5/1/24	200	197
Ventas Realty LP	5.700%	9/30/43	450	484
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	325	327
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	575	607
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	25	25
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	250	271
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	145
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	482
Vornado Realty LP	2.500%	6/30/19	275	274
9 Washington Prime Group LP	3.850%	4/1/20	200	203
Washington REIT	4.950%	10/1/20	125	135
Washington REIT	3.950%	10/15/22	100	99
Weingarten Realty Investors	3.375%	10/15/22	75	73
Weingarten Realty Investors	3.500%	4/15/23	250	244
Weingarten Realty Investors	4.450%	1/15/24	75	78
WP Carey Inc.	4.600%	4/1/24	300	300
WP Carey Inc.	4.000%	2/1/25	200	190
				891,629
Industrial (6.4%)
Basic Industry (0.5%)
Agrium Inc.	6.750%	1/15/19	1,350	1,535
Agrium Inc.	3.150%	10/1/22	2,010	1,962
Agrium Inc.	3.500%	6/1/23	275	268
Agrium Inc.	3.375%	3/15/25	250	239
Agrium Inc.	4.125%	3/15/35	250	225
Agrium Inc.	4.900%	6/1/43	125	121
Agrium Inc.	5.250%	1/15/45	500	506
Air Products & Chemicals Inc.	2.000%	8/2/16	275	280
Air Products & Chemicals Inc.	1.200%	10/15/17	225	224
Air Products & Chemicals Inc.	3.000%	11/3/21	190	193
Air Products & Chemicals Inc.	2.750%	2/3/23	200	195

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Air Products & Chemicals Inc.	3.350%	7/31/24	700	700
Airgas Inc.	3.650%	7/15/24	750	752
Albemarle Corp.	3.000%	12/1/19	250	250
Albemarle Corp.	4.500%	12/15/20	50	53
Albemarle Corp.	4.150%	12/1/24	300	299
Albemarle Corp.	5.450%	12/1/44	325	325
Barrick Gold Corp.	6.950%	4/1/19	350	405
Barrick Gold Corp.	3.850%	4/1/22	600	584
Barrick Gold Corp.	4.100%	5/1/23	1,050	1,013
Barrick Gold Corp.	5.250%	4/1/42	500	455
Barrick North America Finance LLC	6.800%	9/15/18	475	539
Barrick North America Finance LLC	4.400%	5/30/21	915	935
Barrick North America Finance LLC	7.500%	9/15/38	25	27
Barrick North America Finance LLC	5.700%	5/30/41	750	690
Barrick North America Finance LLC	5.750%	5/1/43	500	484
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	600	643
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	400	380
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	450	455
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	1,475	1,491
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	377
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	300	304
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	450	521
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	600	611
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	1,025	1,007
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	775	798
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,200	1,098
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	1,800	1,856
Braskem Finance Ltd.	6.450%	2/3/24	200	189
Cabot Corp.	2.550%	1/15/18	550	559
Cabot Corp.	3.700%	7/15/22	50	51
Carpenter Technology Corp.	5.200%	7/15/21	575	615
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	200	208
CF Industries Inc.	6.875%	5/1/18	1,725	1,932
CF Industries Inc.	7.125%	5/1/20	825	972
CF Industries Inc.	3.450%	6/1/23	575	556
CF Industries Inc.	5.150%	3/15/34	500	493
CF Industries Inc.	4.950%	6/1/43	375	348
CF Industries Inc.	5.375%	3/15/44	500	496
Domtar Corp.	6.250%	9/1/42	50	50
Domtar Corp.	6.750%	2/15/44	400	426
Dow Chemical Co.	5.700%	5/15/18	100	111
Dow Chemical Co.	8.550%	5/15/19	1,810	2,209
Dow Chemical Co.	4.250%	11/15/20	2,010	2,139
Dow Chemical Co.	4.125%	11/15/21	185	194
Dow Chemical Co.	3.000%	11/15/22	700	673
Dow Chemical Co.	3.500%	10/1/24	600	588
Dow Chemical Co.	7.375%	11/1/29	100	126
Dow Chemical Co.	4.250%	10/1/34	350	327
Dow Chemical Co.	9.400%	5/15/39	760	1,140
Dow Chemical Co.	5.250%	11/15/41	375	381
Dow Chemical Co.	4.375%	11/15/42	900	815
Eastman Chemical Co.	2.400%	6/1/17	1,750	1,779
Eastman Chemical Co.	5.500%	11/15/19	1,100	1,226
Eastman Chemical Co.	2.700%	1/15/20	400	398
Eastman Chemical Co.	3.600%	8/15/22	650	656
Eastman Chemical Co.	4.800%	9/1/42	400	386
Eastman Chemical Co.	4.650%	10/15/44	1,000	935
Ecolab Inc.	3.000%	12/8/16	175	179
Ecolab Inc.	1.450%	12/8/17	1,225	1,214
Ecolab Inc.	1.550%	1/12/18	500	498
Ecolab Inc.	2.250%	1/12/20	200	199
Ecolab Inc.	4.350%	12/8/21	50	54
Ecolab Inc.	5.500%	12/8/41	625	681
EI du Pont de Nemours & Co.	5.250%	12/15/16	58	61

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
EI du Pont de Nemours & Co.	6.000%	7/15/18	700	786
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	330
EI du Pont de Nemours & Co.	3.625%	1/15/21	1,420	1,486
EI du Pont de Nemours & Co.	4.250%	4/1/21	350	380
EI du Pont de Nemours & Co.	2.800%	2/15/23	75	73
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	615
EI du Pont de Nemours & Co.	4.900%	1/15/41	450	475
EI du Pont de Nemours & Co.	4.150%	2/15/43	125	119
FMC Corp.	3.950%	2/1/22	150	153
FMC Corp.	4.100%	2/1/24	750	776
Freeport-McMoRan Inc.	2.150%	3/1/17	125	125
Freeport-McMoRan Inc.	2.375%	3/15/18	1,375	1,364
Freeport-McMoRan Inc.	3.100%	3/15/20	1,100	1,084
Freeport-McMoRan Inc.	3.550%	3/1/22	1,975	1,825
Freeport-McMoRan Inc.	3.875%	3/15/23	1,655	1,501
Freeport-McMoRan Inc.	5.400%	11/14/34	250	215
Freeport-McMoRan Inc.	5.450%	3/15/43	1,220	1,016
Georgia-Pacific LLC	7.375%	12/1/25	400	513
Georgia-Pacific LLC	8.875%	5/15/31	1,200	1,726
Glencore Canada Corp.	5.500%	6/15/17	250	265
Goldcorp Inc.	2.125%	3/15/18	1,100	1,105
Goldcorp Inc.	3.700%	3/15/23	600	579
Goldcorp Inc.	5.450%	6/9/44	250	240
International Paper Co.	7.500%	8/15/21	910	1,121
International Paper Co.	4.750%	2/15/22	413	447
International Paper Co.	3.650%	6/15/24	400	394
International Paper Co.	3.800%	1/15/26	350	343
International Paper Co.	5.000%	9/15/35	150	147
International Paper Co.	7.300%	11/15/39	805	968
International Paper Co.	6.000%	11/15/41	300	323
International Paper Co.	4.800%	6/15/44	500	461
International Paper Co.	5.150%	5/15/46	325	313
Kinross Gold Corp.	5.950%	3/15/24	700	663
LYB International Finance BV	4.000%	7/15/23	500	511
LYB International Finance BV	5.250%	7/15/43	500	505
LYB International Finance BV	4.875%	3/15/44	400	387
LyondellBasell Industries NV	5.000%	4/15/19	1,700	1,841
LyondellBasell Industries NV	6.000%	11/15/21	475	543
LyondellBasell Industries NV	5.750%	4/15/24	500	568
LyondellBasell Industries NV	4.625%	2/26/55	650	573
Monsanto Co.	1.150%	6/30/17	1,000	994
Monsanto Co.	2.125%	7/15/19	800	796
Monsanto Co.	2.750%	7/15/21	600	585
Monsanto Co.	2.200%	7/15/22	175	160
Monsanto Co.	3.375%	7/15/24	700	670
Monsanto Co.	2.850%	4/15/25	250	230
Monsanto Co.	4.200%	7/15/34	400	366
Monsanto Co.	5.875%	4/15/38	375	412
Monsanto Co.	3.600%	7/15/42	250	199
Monsanto Co.	4.400%	7/15/44	1,250	1,117
Monsanto Co.	3.950%	4/15/45	1,300	1,078
Monsanto Co.	4.700%	7/15/64	600	517
Mosaic Co.	3.750%	11/15/21	650	672
Mosaic Co.	4.250%	11/15/23	800	821
Mosaic Co.	5.450%	11/15/33	100	106
Mosaic Co.	4.875%	11/15/41	130	125
Mosaic Co.	5.625%	11/15/43	150	160
Newmont Mining Corp.	5.125%	10/1/19	1,475	1,603
Newmont Mining Corp.	3.500%	3/15/22	250	238
Newmont Mining Corp.	5.875%	4/1/35	325	317
Newmont Mining Corp.	6.250%	10/1/39	500	488
Newmont Mining Corp.	4.875%	3/15/42	950	796
Nucor Corp.	5.750%	12/1/17	385	422
Nucor Corp.	5.850%	6/1/18	875	976

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nucor Corp.	4.125%	9/15/22	200	208
Nucor Corp.	4.000%	8/1/23	325	330
Nucor Corp.	6.400%	12/1/37	325	380
Nucor Corp.	5.200%	8/1/43	400	409
Packaging Corp. of America	3.900%	6/15/22	275	279
Packaging Corp. of America	4.500%	11/1/23	425	438
Packaging Corp. of America	3.650%	9/15/24	500	488
Placer Dome Inc.	6.450%	10/15/35	375	372
Plains Exploration & Production Co.	6.500%	11/15/20	20	21
Plains Exploration & Production Co.	6.750%	2/1/22	593	629
Plains Exploration & Production Co.	6.875%	2/15/23	899	957
Plum Creek Timberlands LP	5.875%	11/15/15	225	229
Plum Creek Timberlands LP	4.700%	3/15/21	275	294
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	675	702
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,210	1,332
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	250	237
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	700	787
PPG Industries Inc.	2.300%	11/15/19	700	698
Praxair Inc.	5.200%	3/15/17	25	27
Praxair Inc.	4.500%	8/15/19	175	192
Praxair Inc.	4.050%	3/15/21	925	1,003
Praxair Inc.	3.000%	9/1/21	50	51
Praxair Inc.	2.450%	2/15/22	850	829
Praxair Inc.	2.650%	2/5/25	500	476
Praxair Inc.	3.550%	11/7/42	300	261
Rayonier Inc.	3.750%	4/1/22	125	121
Reliance Steel & Aluminum Co.	4.500%	4/15/23	225	221
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	370
Rio Tinto Alcan Inc.	5.750%	6/1/35	450	502
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	280	283
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,500	1,686
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	1,075	1,336
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	310	321
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	175	184
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	1,000	1,025
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	1,500	1,474
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	286
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	576
Rio Tinto Finance USA plc	2.000%	3/22/17	375	378
Rio Tinto Finance USA plc	2.250%	12/14/18	500	500
Rio Tinto Finance USA plc	3.500%	3/22/22	200	199
Rio Tinto Finance USA plc	4.750%	3/22/42	875	837
Rio Tinto Finance USA plc	4.125%	8/21/42	1,100	960
Rock-Tenn Co.	3.500%	3/1/20	2,725	2,798
Rock-Tenn Co.	4.900%	3/1/22	250	269
Rockwood Specialties Group Inc.	4.625%	10/15/20	750	783
Rohm & Haas Co.	7.850%	7/15/29	300	393
RPM International Inc.	6.125%	10/15/19	75	84
RPM International Inc.	3.450%	11/15/22	250	241
Sigma-Aldrich Corp.	3.375%	11/1/20	75	78
Southern Copper Corp.	5.375%	4/16/20	200	219
Southern Copper Corp.	3.875%	4/23/25	850	827
Southern Copper Corp.	7.500%	7/27/35	1,625	1,795
Southern Copper Corp.	6.750%	4/16/40	250	258
Southern Copper Corp.	5.875%	4/23/45	1,750	1,647
Syngenta Finance NV	3.125%	3/28/22	250	246
Syngenta Finance NV	4.375%	3/28/42	150	135
Teck Resources Ltd.	3.150%	1/15/17	500	506
Teck Resources Ltd.	2.500%	2/1/18	430	426
Teck Resources Ltd.	3.000%	3/1/19	800	769
Teck Resources Ltd.	4.500%	1/15/21	250	240
Teck Resources Ltd.	4.750%	1/15/22	75	69
Teck Resources Ltd.	3.750%	2/1/23	525	451
Teck Resources Ltd.	6.250%	7/15/41	945	776

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Teck Resources Ltd.	5.200%	3/1/42	425	312
Teck Resources Ltd.	5.400%	2/1/43	275	203
The Dow Chemical Company	4.625%	10/1/44	500	465
Vale Canada Ltd.	7.200%	9/15/32	100	102
Vale Overseas Ltd.	6.250%	1/23/17	200	212
Vale Overseas Ltd.	5.625%	9/15/19	1,050	1,132
Vale Overseas Ltd.	4.625%	9/15/20	1,270	1,328
Vale Overseas Ltd.	4.375%	1/11/22	1,545	1,510
Vale Overseas Ltd.	8.250%	1/17/34	375	413
Vale Overseas Ltd.	6.875%	11/21/36	1,285	1,235
Vale Overseas Ltd.	6.875%	11/10/39	860	825
Vale SA	5.625%	9/11/42	1,100	923
Valspar Corp.	7.250%	6/15/19	350	405
Valspar Corp.	4.200%	1/15/22	25	26
Westlake Chemical Corp.	3.600%	7/15/22	50	50
Westvaco Corp.	8.200%	1/15/30	500	669
Westvaco Corp.	7.950%	2/15/31	300	385
Weyerhaeuser Co.	7.375%	10/1/19	1,075	1,268
Weyerhaeuser Co.	8.500%	1/15/25	150	194
Weyerhaeuser Co.	7.375%	3/15/32	625	781
Weyerhaeuser Co.	6.875%	12/15/33	125	150
Worthington Industries Inc.	4.550%	4/15/26	100	103
Yamana Gold Inc.	4.950%	7/15/24	640	616
Capital Goods (0.5%)
3M Co.	1.375%	9/29/16	295	297
3M Co.	6.375%	2/15/28	350	445
3M Co.	5.700%	3/15/37	105	128
ABB Finance USA Inc.	1.625%	5/8/17	100	101
ABB Finance USA Inc.	2.875%	5/8/22	375	368
ABB Finance USA Inc.	4.375%	5/8/42	150	148
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	220
Boeing Capital Corp.	2.125%	8/15/16	115	117
Boeing Capital Corp.	4.700%	10/27/19	125	138
Boeing Co.	0.950%	5/15/18	1,425	1,407
Boeing Co.	6.000%	3/15/19	1,850	2,112
Boeing Co.	4.875%	2/15/20	525	592
Boeing Co.	6.625%	2/15/38	100	134
Boeing Co.	6.875%	3/15/39	250	344
Boeing Co.	5.875%	2/15/40	795	986
Boeing Co.	3.500%	3/1/45	300	264
Carlisle Cos. Inc.	3.750%	11/15/22	175	176
Caterpillar Financial Services Corp.	2.050%	8/1/16	770	780
Caterpillar Financial Services Corp.	1.300%	3/1/18	825	823
Caterpillar Financial Services Corp.	5.450%	4/15/18	875	968
Caterpillar Financial Services Corp.	7.150%	2/15/19	1,235	1,453
Caterpillar Financial Services Corp.	2.100%	6/9/19	500	501
Caterpillar Financial Services Corp.	2.250%	12/1/19	300	302
Caterpillar Financial Services Corp.	2.000%	3/5/20	750	741
Caterpillar Financial Services Corp.	2.750%	8/20/21	200	202
Caterpillar Financial Services Corp.	3.300%	6/9/24	730	733
Caterpillar Financial Services Corp.	3.250%	12/1/24	200	197
Caterpillar Inc.	1.500%	6/26/17	450	454
Caterpillar Inc.	3.900%	5/27/21	220	234
Caterpillar Inc.	2.600%	6/26/22	125	122
Caterpillar Inc.	3.400%	5/15/24	750	761
Caterpillar Inc.	6.050%	8/15/36	895	1,083
Caterpillar Inc.	3.803%	8/15/42	1,229	1,122
Caterpillar Inc.	4.300%	5/15/44	1,000	981
Cooper US Inc.	2.375%	1/15/16	1,000	1,010
Crane Co.	2.750%	12/15/18	550	561
Crane Co.	4.450%	12/15/23	400	416
CRH America Inc.	5.750%	1/15/21	885	1,006
Danaher Corp.	2.300%	6/23/16	200	203

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Danaher Corp.	3.900%	6/23/21	150	160
	Deere & Co.	2.600%	6/8/22	700	688
	Deere & Co.	5.375%	10/16/29	455	535
	Deere & Co.	8.100%	5/15/30	750	1,081
	Deere & Co.	7.125%	3/3/31	400	528
	Deere & Co.	3.900%	6/9/42	500	465
	Dover Corp.	4.300%	3/1/21	145	159
	Dover Corp.	6.600%	3/15/38	350	448
	Dover Corp.	5.375%	3/1/41	480	544
	Eaton Corp.	1.500%	11/2/17	200	200
	Eaton Corp.	5.600%	5/15/18	550	607
	Eaton Corp.	2.750%	11/2/22	575	558
	Eaton Corp.	4.000%	11/2/32	815	788
	Eaton Corp.	4.150%	11/2/42	75	70
	Embraer Netherlands BV	5.050%	6/15/25	500	498
9	Embraer Overseas Ltd.	5.696%	9/16/23	1,166	1,228
	Emerson Electric Co.	5.250%	10/15/18	525	586
	Emerson Electric Co.	4.875%	10/15/19	275	304
	Emerson Electric Co.	4.250%	11/15/20	25	27
	Emerson Electric Co.	2.625%	12/1/21	450	449
	Emerson Electric Co.	2.625%	2/15/23	1,000	977
	Emerson Electric Co.	3.150%	6/1/25	450	441
	Emerson Electric Co.	6.000%	8/15/32	150	178
	Emerson Electric Co.	6.125%	4/15/39	125	154
	Emerson Electric Co.	5.250%	11/15/39	135	151
	Exelis Inc.	4.250%	10/1/16	225	232
	Flowserve Corp.	3.500%	9/15/22	625	621
	Flowserve Corp.	4.000%	11/15/23	375	379
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	250	249
	General Dynamics Corp.	1.000%	11/15/17	1,100	1,097
	General Dynamics Corp.	3.875%	7/15/21	750	808
	General Dynamics Corp.	2.250%	11/15/22	900	851
	General Dynamics Corp.	3.600%	11/15/42	125	112
	General Electric Co.	5.250%	12/6/17	1,940	2,114
	General Electric Co.	2.700%	10/9/22	1,350	1,318
	General Electric Co.	3.375%	3/11/24	2,000	2,029
	General Electric Co.	4.125%	10/9/42	2,050	1,966
	General Electric Co.	4.500%	3/11/44	450	455
	Harris Corp.	1.999%	4/27/18	325	324
	Harris Corp.	2.700%	4/27/20	250	247
	Harris Corp.	3.832%	4/27/25	250	243
	Harris Corp.	4.854%	4/27/35	500	478
	Harris Corp.	6.150%	12/15/40	25	28
	Harris Corp.	5.054%	4/27/45	325	309
	Honeywell International Inc.	5.300%	3/15/17	275	295
	Honeywell International Inc.	5.300%	3/1/18	650	716
	Honeywell International Inc.	5.000%	2/15/19	105	117
	Honeywell International Inc.	4.250%	3/1/21	805	888
	Honeywell International Inc.	3.350%	12/1/23	1,325	1,362
	Honeywell International Inc.	5.700%	3/15/37	105	125
	Honeywell International Inc.	5.375%	3/1/41	1,855	2,181
	Illinois Tool Works Inc.	6.250%	4/1/19	450	516
	Illinois Tool Works Inc.	3.375%	9/15/21	105	110
	Illinois Tool Works Inc.	4.875%	9/15/41	105	113
	Illinois Tool Works Inc.	3.900%	9/1/42	1,225	1,135
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	1,550	1,767
	Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	125	127
	Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	250	258
	Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	125	137
	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	100	98
	Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	250	241
	John Deere Capital Corp.	1.850%	9/15/16	185	187
	John Deere Capital Corp.	2.000%	1/13/17	375	381
	John Deere Capital Corp.	2.800%	9/18/17	550	569

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
John Deere Capital Corp.	1.200%	10/10/17	475	474
John Deere Capital Corp.	1.350%	1/16/18	2,000	2,002
John Deere Capital Corp.	5.750%	9/10/18	530	595
John Deere Capital Corp.	2.250%	4/17/19	150	151
John Deere Capital Corp.	1.700%	1/15/20	1,975	1,932
John Deere Capital Corp.	2.050%	3/10/20	750	741
John Deere Capital Corp.	3.900%	7/12/21	125	134
John Deere Capital Corp.	3.150%	10/15/21	105	108
John Deere Capital Corp.	2.750%	3/15/22	75	74
John Deere Capital Corp.	2.800%	1/27/23	1,775	1,747
John Deere Capital Corp.	3.350%	6/12/24	700	711
Joy Global Inc.	6.000%	11/15/16	250	265
Kennametal Inc.	2.650%	11/1/19	200	199
Kennametal Inc.	3.875%	2/15/22	125	126
L-3 Communications Corp.	1.500%	5/28/17	400	397
L-3 Communications Corp.	5.200%	10/15/19	825	897
L-3 Communications Corp.	4.750%	7/15/20	925	977
L-3 Communications Corp.	4.950%	2/15/21	575	613
L-3 Communications Corp.	3.950%	5/28/24	350	340
Leggett & Platt Inc.	3.800%	11/15/24	400	401
Lockheed Martin Corp.	2.125%	9/15/16	245	249
Lockheed Martin Corp.	4.250%	11/15/19	2,355	2,561
Lockheed Martin Corp.	3.350%	9/15/21	1,080	1,112
Lockheed Martin Corp.	2.900%	3/1/25	175	167
Lockheed Martin Corp.	3.600%	3/1/35	300	276
Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,094
Lockheed Martin Corp.	5.500%	11/15/39	680	770
Lockheed Martin Corp.	5.720%	6/1/40	316	376
Martin Marietta Materials Inc.	6.600%	4/15/18	400	449
Mohawk Industries Inc.	3.850%	2/1/23	2,750	2,742
Northrop Grumman Corp.	1.750%	6/1/18	575	574
Northrop Grumman Corp.	3.500%	3/15/21	125	129
Northrop Grumman Corp.	3.250%	8/1/23	400	390
Northrop Grumman Corp.	5.050%	11/15/40	475	496
Northrop Grumman Corp.	4.750%	6/1/43	650	655
Owens Corning	6.500%	12/1/16	97	103
Owens Corning	4.200%	12/15/22	150	152
Parker Hannifin Corp.	5.500%	5/15/18	1,725	1,911
Parker Hannifin Corp.	3.500%	9/15/22	75	77
Parker Hannifin Corp.	6.250%	5/15/38	75	94
Pentair Finance SA	1.350%	12/1/15	300	300
Pentair Finance SA	2.650%	12/1/19	500	495
Precision Castparts Corp.	1.250%	1/15/18	1,650	1,640
Precision Castparts Corp.	2.250%	6/15/20	300	298
Precision Castparts Corp.	2.500%	1/15/23	125	120
Precision Castparts Corp.	3.250%	6/15/25	300	295
Precision Castparts Corp.	3.900%	1/15/43	175	161
Precision Castparts Corp.	4.375%	6/15/45	350	346
Raytheon Co.	6.750%	3/15/18	125	142
Raytheon Co.	3.125%	10/15/20	425	440
Raytheon Co.	2.500%	12/15/22	425	412
Raytheon Co.	7.200%	8/15/27	75	99
Raytheon Co.	4.875%	10/15/40	225	239
Raytheon Co.	4.700%	12/15/41	625	648
Republic Services Inc.	3.800%	5/15/18	2,535	2,669
Republic Services Inc.	5.500%	9/15/19	425	475
Republic Services Inc.	5.000%	3/1/20	500	552
Republic Services Inc.	5.250%	11/15/21	50	56
Republic Services Inc.	3.550%	6/1/22	300	303
Republic Services Inc.	3.200%	3/15/25	500	480
Republic Services Inc.	6.200%	3/1/40	975	1,153
Republic Services Inc.	5.700%	5/15/41	500	572
Rockwell Automation Inc.	5.650%	12/1/17	25	27
Rockwell Automation Inc.	6.700%	1/15/28	200	258

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Rockwell Automation Inc.	6.250%	12/1/37	325	408
Rockwell Collins Inc.	5.250%	7/15/19	50	56
Rockwell Collins Inc.	3.100%	11/15/21	125	129
Rockwell Collins Inc.	4.800%	12/15/43	235	246
Roper Industries Inc.	2.050%	10/1/18	1,175	1,169
Roper Industries Inc.	6.250%	9/1/19	1,575	1,795
Snap-on Inc.	6.125%	9/1/21	200	236
Sonoco Products Co.	4.375%	11/1/21	65	69
Sonoco Products Co.	5.750%	11/1/40	765	824
Stanley Black & Decker Inc.	3.400%	12/1/21	450	461
Stanley Black & Decker Inc.	5.200%	9/1/40	150	161
Textron Inc.	5.600%	12/1/17	125	136
Textron Inc.	7.250%	10/1/19	650	760
Textron Inc.	4.300%	3/1/24	625	645
Tyco International Finance SA	8.500%	1/15/19	200	239
Tyco International Finance SA/Tyco Fire & Security
Finance SCA	7.000%	12/15/19	300	358
United Technologies Corp.	1.800%	6/1/17	620	630
United Technologies Corp.	5.375%	12/15/17	1,575	1,729
United Technologies Corp.	6.125%	2/1/19	2,633	3,016
United Technologies Corp.	4.500%	4/15/20	445	489
United Technologies Corp.	3.100%	6/1/22	1,600	1,606
United Technologies Corp.	6.700%	8/1/28	200	258
United Technologies Corp.	7.500%	9/15/29	100	140
United Technologies Corp.	5.400%	5/1/35	400	450
United Technologies Corp.	6.050%	6/1/36	285	347
United Technologies Corp.	6.125%	7/15/38	1,000	1,216
United Technologies Corp.	5.700%	4/15/40	525	613
United Technologies Corp.	4.500%	6/1/42	2,725	2,744
Valmont Industries Inc.	5.000%	10/1/44	290	262
Valmont Industries Inc.	5.250%	10/1/54	250	223
Waste Management Inc.	2.600%	9/1/16	205	209
Waste Management Inc.	6.100%	3/15/18	1,100	1,227
Waste Management Inc.	4.600%	3/1/21	275	302
Waste Management Inc.	3.500%	5/15/24	700	698
Waste Management Inc.	3.125%	3/1/25	250	241
Waste Management Inc.	3.900%	3/1/35	250	231
Waste Management Inc.	4.100%	3/1/45	500	454
WW Grainger Inc.	4.600%	6/15/45	750	747
Communication (1.1%)
21st Century Fox America Inc.	6.900%	3/1/19	1,160	1,346
21st Century Fox America Inc.	5.650%	8/15/20	500	572
21st Century Fox America Inc.	4.500%	2/15/21	435	472
21st Century Fox America Inc.	3.000%	9/15/22	500	488
21st Century Fox America Inc.	4.000%	10/1/23	275	283
21st Century Fox America Inc.	6.550%	3/15/33	892	1,088
21st Century Fox America Inc.	6.200%	12/15/34	975	1,132
21st Century Fox America Inc.	6.400%	12/15/35	1,500	1,779
21st Century Fox America Inc.	8.150%	10/17/36	385	531
21st Century Fox America Inc.	6.150%	3/1/37	345	398
21st Century Fox America Inc.	6.900%	8/15/39	425	531
21st Century Fox America Inc.	6.150%	2/15/41	350	405
21st Century Fox America Inc.	5.400%	10/1/43	1,675	1,785
21st Century Fox America Inc.	4.750%	9/15/44	450	440
America Movil SAB de CV	2.375%	9/8/16	900	912
America Movil SAB de CV	5.625%	11/15/17	350	383
America Movil SAB de CV	5.000%	10/16/19	850	935
America Movil SAB de CV	5.000%	3/30/20	710	785
America Movil SAB de CV	3.125%	7/16/22	200	197
America Movil SAB de CV	6.375%	3/1/35	200	232
America Movil SAB de CV	6.125%	11/15/37	300	341
America Movil SAB de CV	6.125%	3/30/40	2,710	3,133
America Movil SAB de CV	4.375%	7/16/42	425	393

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
American Tower Corp.	4.500%	1/15/18	1,400	1,482
American Tower Corp.	2.800%	6/1/20	600	591
American Tower Corp.	5.050%	9/1/20	205	223
American Tower Corp.	5.900%	11/1/21	1,500	1,688
American Tower Corp.	5.000%	2/15/24	1,150	1,210
American Tower Corp.	4.000%	6/1/25	425	414
AT&T Corp.	8.000%	11/15/31	1,001	1,351
AT&T Inc.	2.400%	8/15/16	445	451
AT&T Inc.	1.600%	2/15/17	500	501
AT&T Inc.	1.700%	6/1/17	2,175	2,184
AT&T Inc.	5.500%	2/1/18	2,385	2,606
AT&T Inc.	5.600%	5/15/18	250	275
AT&T Inc.	2.375%	11/27/18	950	958
AT&T Inc.	5.800%	2/15/19	325	363
AT&T Inc.	2.300%	3/11/19	625	625
AT&T Inc.	2.450%	6/30/20	1,950	1,907
AT&T Inc.	4.450%	5/15/21	485	516
AT&T Inc.	3.875%	8/15/21	3,615	3,729
AT&T Inc.	3.000%	2/15/22	600	584
AT&T Inc.	3.000%	6/30/22	2,000	1,930
AT&T Inc.	2.625%	12/1/22	875	821
AT&T Inc.	3.900%	3/11/24	450	452
AT&T Inc.	3.400%	5/15/25	3,250	3,091
AT&T Inc.	6.450%	6/15/34	945	1,062
AT&T Inc.	4.500%	5/15/35	800	733
AT&T Inc.	6.500%	9/1/37	448	504
AT&T Inc.	6.300%	1/15/38	885	976
AT&T Inc.	6.400%	5/15/38	550	613
AT&T Inc.	6.550%	2/15/39	760	864
AT&T Inc.	5.350%	9/1/40	2,555	2,539
AT&T Inc.	5.550%	8/15/41	210	213
AT&T Inc.	4.300%	12/15/42	1,773	1,499
AT&T Inc.	4.800%	6/15/44	2,000	1,843
AT&T Inc.	4.350%	6/15/45	1,306	1,115
AT&T Inc.	4.750%	5/15/46	2,500	2,273
AT&T Mobility LLC	7.125%	12/15/31	400	488
Bellsouth Capital Funding Corp.	7.875%	2/15/30	328	410
BellSouth Corp.	6.875%	10/15/31	231	260
BellSouth Corp.	6.550%	6/15/34	261	283
BellSouth Corp.	6.000%	11/15/34	119	122
BellSouth Telecommunications LLC	6.375%	6/1/28	790	881
British Telecommunications plc	1.250%	2/14/17	150	150
British Telecommunications plc	5.950%	1/15/18	1,440	1,596
British Telecommunications plc	2.350%	2/14/19	200	201
British Telecommunications plc	9.625%	12/15/30	1,700	2,519
CBS Corp.	2.300%	8/15/19	350	346
CBS Corp.	5.750%	4/15/20	360	406
CBS Corp.	4.300%	2/15/21	550	584
CBS Corp.	3.375%	3/1/22	725	715
CBS Corp.	7.875%	7/30/30	300	390
CBS Corp.	5.500%	5/15/33	200	201
CBS Corp.	4.850%	7/1/42	225	206
CBS Corp.	4.900%	8/15/44	750	694
CBS Corp.	4.600%	1/15/45	450	399
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	1,000	981
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,523
Comcast Cable Communications LLC	8.875%	5/1/17	850	965
Comcast Corp.	5.700%	5/15/18	1,475	1,642
Comcast Corp.	5.700%	7/1/19	3,305	3,756
Comcast Corp.	3.125%	7/15/22	100	99
Comcast Corp.	2.850%	1/15/23	900	873
Comcast Corp.	3.600%	3/1/24	225	227
Comcast Corp.	3.375%	8/15/25	1,000	985
Comcast Corp.	4.250%	1/15/33	2,450	2,386

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Comcast Corp.	7.050%	3/15/33	1,000	1,284
	Comcast Corp.	5.650%	6/15/35	1,450	1,648
	Comcast Corp.	4.400%	8/15/35	500	494
	Comcast Corp.	6.500%	11/15/35	1,075	1,342
	Comcast Corp.	6.450%	3/15/37	900	1,108
	Comcast Corp.	6.950%	8/15/37	1,220	1,580
	Comcast Corp.	6.400%	5/15/38	600	728
	Comcast Corp.	4.650%	7/15/42	2,410	2,408
	Comcast Corp.	4.500%	1/15/43	225	219
	Comcast Corp.	4.600%	8/15/45	1,700	1,674
	COX Communications Inc.	5.500%	10/1/15	600	607
	Deutsche Telekom International Finance BV	6.750%	8/20/18	325	373
	Deutsche Telekom International Finance BV	6.000%	7/8/19	1,025	1,162
	Deutsche Telekom International Finance BV	8.750%	6/15/30	2,750	3,806
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.875%	10/1/19	1,880	2,123
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.200%	3/15/20	1,150	1,264
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.600%	2/15/21	425	453
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.000%	3/1/21	925	1,002
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.450%	4/1/24	1,075	1,099
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.950%	1/15/25	2,225	2,176
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.350%	3/15/40	275	296
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.375%	3/1/41	1,225	1,319
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.150%	3/15/42	1,075	1,013
	Discovery Communications LLC	5.050%	6/1/20	1,150	1,259
	Discovery Communications LLC	4.375%	6/15/21	205	215
	Discovery Communications LLC	3.300%	5/15/22	125	122
	Discovery Communications LLC	3.250%	4/1/23	500	480
	Discovery Communications LLC	3.450%	3/15/25	1,450	1,360
	Discovery Communications LLC	4.950%	5/15/42	225	208
	Discovery Communications LLC	4.875%	4/1/43	175	158
	Embarq Corp.	7.995%	6/1/36	855	955
	Graham Holdings Co.	7.250%	2/1/19	125	139
	Grupo Televisa SAB	6.000%	5/15/18	1,400	1,551
	Grupo Televisa SAB	6.625%	3/18/25	450	543
	Grupo Televisa SAB	6.625%	1/15/40	500	576
	GTE Corp.	6.940%	4/15/28	325	392
	Historic TW Inc.	6.625%	5/15/29	200	239
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	1,000	995
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	825	834
	Koninklijke KPN NV	8.375%	10/1/30	600	817
	McGraw Hill Financial Inc.	5.900%	11/15/17	150	164
9	McGraw Hill Financial Inc.	4.000%	6/15/25	450	449
	McGraw Hill Financial Inc.	6.550%	11/15/37	350	396
	Moody's Corp.	2.750%	7/15/19	400	404
	Moody's Corp.	4.500%	9/1/22	1,800	1,911
	Moody's Corp.	5.250%	7/15/44	275	281
	NBCUniversal Media LLC	5.150%	4/30/20	925	1,038
	NBCUniversal Media LLC	4.375%	4/1/21	205	222
	NBCUniversal Media LLC	6.400%	4/30/40	350	432
	NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,259
	NBCUniversal Media LLC	4.450%	1/15/43	100	96
	New Cingular Wireless Services Inc.	8.750%	3/1/31	155	214
	Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	100	100
	Omnicom Group Inc.	6.250%	7/15/19	675	776
	Omnicom Group Inc.	4.450%	8/15/20	500	534
	Omnicom Group Inc.	3.625%	5/1/22	1,100	1,108
	Omnicom Group Inc.	3.650%	11/1/24	900	882
	Orange SA	2.750%	9/14/16	820	835
	Orange SA	2.750%	2/6/19	900	913
	Orange SA	5.375%	7/8/19	1,025	1,138
	Orange SA	4.125%	9/14/21	902	955
	Orange SA	9.000%	3/1/31	1,735	2,443
	Orange SA	5.375%	1/13/42	25	26
	Orange SA	5.500%	2/6/44	575	607

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pacific Bell Telephone Co.	7.125%	3/15/26	200	245
Qwest Corp.	6.500%	6/1/17	275	295
Qwest Corp.	6.750%	12/1/21	410	454
Qwest Corp.	7.250%	9/15/25	175	200
Qwest Corp.	6.875%	9/15/33	2,375	2,351
Qwest Corp.	7.125%	11/15/43	550	550
RELX Capital Inc.	8.625%	1/15/19	259	312
RELX Capital Inc.	3.125%	10/15/22	705	687
Rogers Communications Inc.	6.800%	8/15/18	950	1,082
Rogers Communications Inc.	3.000%	3/15/23	230	222
Rogers Communications Inc.	4.100%	10/1/23	225	231
Rogers Communications Inc.	4.500%	3/15/43	250	230
Rogers Communications Inc.	5.000%	3/15/44	1,375	1,351
Scripps Networks Interactive Inc.	2.750%	11/15/19	500	498
Scripps Networks Interactive Inc.	2.800%	6/15/20	325	320
Scripps Networks Interactive Inc.	3.900%	11/15/24	250	246
Telefonica Emisiones SAU	3.192%	4/27/18	1,025	1,053
Telefonica Emisiones SAU	5.877%	7/15/19	1,910	2,141
Telefonica Emisiones SAU	5.134%	4/27/20	705	768
Telefonica Emisiones SAU	5.462%	2/16/21	350	387
Telefonica Emisiones SAU	4.570%	4/27/23	1,000	1,049
Telefonica Emisiones SAU	7.045%	6/20/36	1,985	2,444
Telefonica Europe BV	8.250%	9/15/30	750	1,004
Thomson Reuters Corp.	1.300%	2/23/17	450	449
Thomson Reuters Corp.	6.500%	7/15/18	50	57
Thomson Reuters Corp.	4.700%	10/15/19	125	136
Thomson Reuters Corp.	4.300%	11/23/23	600	619
Thomson Reuters Corp.	5.500%	8/15/35	350	378
Thomson Reuters Corp.	5.850%	4/15/40	1,425	1,567
Thomson Reuters Corp.	5.650%	11/23/43	625	666
Time Warner Cable Inc.	5.850%	5/1/17	825	881
Time Warner Cable Inc.	6.750%	7/1/18	475	530
Time Warner Cable Inc.	8.750%	2/14/19	1,250	1,485
Time Warner Cable Inc.	8.250%	4/1/19	700	823
Time Warner Cable Inc.	5.000%	2/1/20	2,695	2,901
Time Warner Cable Inc.	4.125%	2/15/21	500	516
Time Warner Cable Inc.	4.000%	9/1/21	850	871
Time Warner Cable Inc.	6.550%	5/1/37	550	572
Time Warner Cable Inc.	7.300%	7/1/38	1,000	1,117
Time Warner Cable Inc.	6.750%	6/15/39	1,600	1,700
Time Warner Cable Inc.	5.500%	9/1/41	750	698
Time Warner Cable Inc.	4.500%	9/15/42	1,475	1,212
Time Warner Cos. Inc.	6.950%	1/15/28	1,795	2,218
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	991
Time Warner Entertainment Co. LP	8.375%	7/15/33	200	246
Time Warner Inc.	2.100%	6/1/19	550	546
Time Warner Inc.	4.875%	3/15/20	1,240	1,353
Time Warner Inc.	4.700%	1/15/21	700	756
Time Warner Inc.	4.750%	3/29/21	600	649
Time Warner Inc.	4.000%	1/15/22	205	210
Time Warner Inc.	4.050%	12/15/23	75	77
Time Warner Inc.	3.550%	6/1/24	525	511
Time Warner Inc.	3.600%	7/15/25	825	801
Time Warner Inc.	7.625%	4/15/31	835	1,083
Time Warner Inc.	7.700%	5/1/32	1,840	2,414
Time Warner Inc.	6.200%	3/15/40	150	170
Time Warner Inc.	6.100%	7/15/40	825	926
Time Warner Inc.	6.250%	3/29/41	325	371
Time Warner Inc.	5.375%	10/15/41	205	212
Time Warner Inc.	4.900%	6/15/42	250	245
Time Warner Inc.	5.350%	12/15/43	125	128
Time Warner Inc.	4.650%	6/1/44	525	495
Verizon Communications Inc.	2.500%	9/15/16	792	805
Verizon Communications Inc.	2.000%	11/1/16	2,825	2,854

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Verizon Communications Inc.	1.350%	6/9/17	2,500	2,496
	Verizon Communications Inc.	1.100%	11/1/17	200	198
	Verizon Communications Inc.	5.500%	2/15/18	925	1,016
	Verizon Communications Inc.	6.100%	4/15/18	155	173
	Verizon Communications Inc.	3.650%	9/14/18	2,630	2,766
	Verizon Communications Inc.	6.350%	4/1/19	1,000	1,141
	Verizon Communications Inc.	2.625%	2/21/20	1,223	1,218
	Verizon Communications Inc.	4.500%	9/15/20	1,505	1,618
	Verizon Communications Inc.	3.450%	3/15/21	300	305
	Verizon Communications Inc.	4.600%	4/1/21	1,440	1,546
	Verizon Communications Inc.	3.000%	11/1/21	850	838
	Verizon Communications Inc.	3.500%	11/1/21	1,040	1,052
	Verizon Communications Inc.	2.450%	11/1/22	1,925	1,805
	Verizon Communications Inc.	5.150%	9/15/23	5,515	6,041
	Verizon Communications Inc.	4.150%	3/15/24	1,300	1,333
	Verizon Communications Inc.	3.500%	11/1/24	1,000	971
	Verizon Communications Inc.	7.750%	12/1/30	785	1,017
	Verizon Communications Inc.	6.400%	9/15/33	1,538	1,756
	Verizon Communications Inc.	5.050%	3/15/34	675	675
	Verizon Communications Inc.	4.400%	11/1/34	1,125	1,048
	Verizon Communications Inc.	5.850%	9/15/35	500	544
9	Verizon Communications Inc.	4.272%	1/15/36	2,969	2,671
	Verizon Communications Inc.	6.250%	4/1/37	775	866
	Verizon Communications Inc.	6.400%	2/15/38	835	956
	Verizon Communications Inc.	6.900%	4/15/38	225	271
	Verizon Communications Inc.	7.350%	4/1/39	1,200	1,500
	Verizon Communications Inc.	6.000%	4/1/41	445	487
	Verizon Communications Inc.	4.750%	11/1/41	625	579
	Verizon Communications Inc.	3.850%	11/1/42	1,250	1,031
	Verizon Communications Inc.	6.550%	9/15/43	3,698	4,319
	Verizon Communications Inc.	4.862%	8/21/46	2,267	2,118
9	Verizon Communications Inc.	4.522%	9/15/48	3,291	2,877
	Verizon Communications Inc.	5.012%	8/21/54	3,638	3,308
9	Verizon Communications Inc.	4.672%	3/15/55	4,302	3,732
	Verizon Maryland LLC	5.125%	6/15/33	1,000	986
	Verizon New England Inc.	7.875%	11/15/29	250	318
	Verizon New York Inc.	7.375%	4/1/32	500	593
	Viacom Inc.	2.500%	12/15/16	250	254
	Viacom Inc.	3.500%	4/1/17	540	557
	Viacom Inc.	2.500%	9/1/18	175	177
	Viacom Inc.	2.200%	4/1/19	625	618
	Viacom Inc.	5.625%	9/15/19	850	945
	Viacom Inc.	2.750%	12/15/19	825	824
	Viacom Inc.	4.500%	3/1/21	245	260
	Viacom Inc.	3.875%	12/15/21	275	278
	Viacom Inc.	3.125%	6/15/22	75	72
	Viacom Inc.	4.250%	9/1/23	175	176
	Viacom Inc.	3.875%	4/1/24	625	611
	Viacom Inc.	4.850%	12/15/34	375	346
	Viacom Inc.	6.875%	4/30/36	915	1,018
	Viacom Inc.	4.375%	3/15/43	212	171
	Viacom Inc.	5.850%	9/1/43	1,075	1,065
	Viacom Inc.	5.250%	4/1/44	650	608
	Vodafone Group plc	5.625%	2/27/17	2,060	2,183
	Vodafone Group plc	1.625%	3/20/17	625	623
	Vodafone Group plc	1.250%	9/26/17	1,350	1,335
	Vodafone Group plc	1.500%	2/19/18	1,450	1,426
	Vodafone Group plc	4.625%	7/15/18	125	134
	Vodafone Group plc	5.450%	6/10/19	775	856
	Vodafone Group plc	2.500%	9/26/22	200	183
	Vodafone Group plc	2.950%	2/19/23	545	508
	Vodafone Group plc	7.875%	2/15/30	425	526
	Vodafone Group plc	6.250%	11/30/32	350	383
	Vodafone Group plc	6.150%	2/27/37	755	804

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Vodafone Group plc	4.375%	2/19/43	675	579
	Walt Disney Co.	1.350%	8/16/16	165	166
	Walt Disney Co.	5.625%	9/15/16	500	529
	Walt Disney Co.	0.875%	5/30/17	700	699
	Walt Disney Co.	1.100%	12/1/17	850	849
	Walt Disney Co.	1.850%	5/30/19	725	724
	Walt Disney Co.	2.350%	12/1/22	25	24
	Walt Disney Co.	4.375%	8/16/41	225	227
	Walt Disney Co.	4.125%	12/1/41	350	341
	Walt Disney Co.	3.700%	12/1/42	450	408
	Walt Disney Co.	4.125%	6/1/44	900	885
	WPP Finance 2010	4.750%	11/21/21	221	241
	WPP Finance 2010	3.750%	9/19/24	525	524
	WPP Finance 2010	5.125%	9/7/42	1,050	1,048
	Consumer Cyclical (0.7%)
	Advance Auto Parts Inc.	4.500%	1/15/22	175	183
	Advance Auto Parts Inc.	4.500%	12/1/23	400	414
9	Alibaba Group Holding Ltd.	1.625%	11/28/17	1,025	1,024
9	Alibaba Group Holding Ltd.	2.500%	11/28/19	1,325	1,312
9	Alibaba Group Holding Ltd.	3.125%	11/28/21	300	296
9	Alibaba Group Holding Ltd.	3.600%	11/28/24	1,400	1,341
9	Alibaba Group Holding Ltd.	4.500%	11/28/34	800	764
	Amazon.com Inc.	1.200%	11/29/17	650	647
	Amazon.com Inc.	2.600%	12/5/19	1,650	1,659
	Amazon.com Inc.	3.300%	12/5/21	750	759
	Amazon.com Inc.	2.500%	11/29/22	475	451
	Amazon.com Inc.	3.800%	12/5/24	400	401
	Amazon.com Inc.	4.800%	12/5/34	1,000	986
	Amazon.com Inc.	4.950%	12/5/44	1,000	974
	American Honda Finance Corp.	1.125%	10/7/16	600	601
	American Honda Finance Corp.	1.200%	7/14/17	300	300
	American Honda Finance Corp.	1.550%	12/11/17	1,700	1,715
	American Honda Finance Corp.	2.125%	10/10/18	450	455
	American Honda Finance Corp.	2.250%	8/15/19	800	805
	AutoNation Inc.	6.750%	4/15/18	250	278
	AutoZone Inc.	1.300%	1/13/17	350	351
	AutoZone Inc.	7.125%	8/1/18	750	863
	AutoZone Inc.	3.700%	4/15/22	2,100	2,144
	AutoZone Inc.	3.125%	7/15/23	275	267
	Bed Bath & Beyond Inc.	3.749%	8/1/24	100	100
	Bed Bath & Beyond Inc.	4.915%	8/1/34	175	170
	Bed Bath & Beyond Inc.	5.165%	8/1/44	425	421
	BorgWarner Inc.	4.625%	9/15/20	50	55
	BorgWarner Inc.	3.375%	3/15/25	250	245
	BorgWarner Inc.	4.375%	3/15/45	500	463
	Brinker International Inc.	2.600%	5/15/18	25	25
	Brinker International Inc.	3.875%	5/15/23	350	341
	Carnival Corp.	1.200%	2/5/16	275	275
	Carnival Corp.	3.950%	10/15/20	450	472
	Coach Inc.	4.250%	4/1/25	350	336
	Costco Wholesale Corp.	5.500%	3/15/17	875	941
	Costco Wholesale Corp.	1.125%	12/15/17	1,825	1,822
	Costco Wholesale Corp.	1.750%	2/15/20	25	25
	Cummins Inc.	3.650%	10/1/23	350	362
	Cummins Inc.	7.125%	3/1/28	50	67
	Cummins Inc.	4.875%	10/1/43	800	852
	CVS Health Corp.	1.200%	12/5/16	150	150
	CVS Health Corp.	5.750%	6/1/17	307	332
	CVS Health Corp.	2.250%	12/5/18	375	380
	CVS Health Corp.	4.750%	5/18/20	625	688
	CVS Health Corp.	2.750%	12/1/22	975	940
	CVS Health Corp.	4.000%	12/5/23	660	682
	CVS Health Corp.	5.750%	5/15/41	1,255	1,436

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	CVS Health Corp.	5.300%	12/5/43	425	462
9	Daimler Finance North America LLC	2.625%	9/15/16	225	229
	Daimler Finance North America LLC	8.500%	1/18/31	905	1,324
	Darden Restaurants Inc.	6.450%	10/15/17	150	166
	Delphi Corp.	5.000%	2/15/23	450	484
	Delphi Corp.	4.150%	3/15/24	475	490
	Dollar General Corp.	3.250%	4/15/23	950	904
	eBay Inc.	1.350%	7/15/17	625	624
	eBay Inc.	2.200%	8/1/19	1,100	1,093
	eBay Inc.	3.250%	10/15/20	125	129
	eBay Inc.	2.875%	8/1/21	450	443
	eBay Inc.	2.600%	7/15/22	950	881
	eBay Inc.	3.450%	8/1/24	600	576
	eBay Inc.	4.000%	7/15/42	75	60
	Expedia Inc.	5.950%	8/15/20	1,750	1,944
	Family Dollar Stores Inc.	5.000%	2/1/21	125	129
	Ford Motor Co.	6.625%	10/1/28	575	696
	Ford Motor Co.	6.375%	2/1/29	275	324
	Ford Motor Co.	7.450%	7/16/31	1,325	1,689
	Ford Motor Co.	4.750%	1/15/43	1,200	1,155
	Ford Motor Co.	7.400%	11/1/46	300	396
	Ford Motor Credit Co. LLC	1.700%	5/9/16	225	225
	Ford Motor Credit Co. LLC	3.984%	6/15/16	200	205
	Ford Motor Credit Co. LLC	8.000%	12/15/16	300	327
	Ford Motor Credit Co. LLC	4.250%	2/3/17	1,650	1,715
	Ford Motor Credit Co. LLC	6.625%	8/15/17	2,025	2,221
	Ford Motor Credit Co. LLC	1.724%	12/6/17	600	597
	Ford Motor Credit Co. LLC	2.145%	1/9/18	2,000	2,008
	Ford Motor Credit Co. LLC	2.375%	1/16/18	163	164
	Ford Motor Credit Co. LLC	5.000%	5/15/18	2,425	2,605
	Ford Motor Credit Co. LLC	2.875%	10/1/18	390	397
	Ford Motor Credit Co. LLC	2.597%	11/4/19	750	744
	Ford Motor Credit Co. LLC	8.125%	1/15/20	775	946
	Ford Motor Credit Co. LLC	2.459%	3/27/20	200	196
	Ford Motor Credit Co. LLC	5.750%	2/1/21	450	505
	Ford Motor Credit Co. LLC	5.875%	8/2/21	725	824
	Ford Motor Credit Co. LLC	3.219%	1/9/22	2,850	2,805
	Ford Motor Credit Co. LLC	4.250%	9/20/22	1,075	1,114
	Ford Motor Credit Co. LLC	4.375%	8/6/23	850	879
	Gap Inc.	5.950%	4/12/21	2,550	2,864
	General Motors Co.	3.500%	10/2/18	425	439
	General Motors Co.	4.875%	10/2/23	780	822
	General Motors Co.	5.000%	4/1/35	445	438
	General Motors Co.	6.250%	10/2/43	810	905
	General Motors Co.	5.200%	4/1/45	420	416
	General Motors Financial Co. Inc.	2.625%	7/10/17	235	238
	General Motors Financial Co. Inc.	4.750%	8/15/17	275	290
	General Motors Financial Co. Inc.	3.000%	9/25/17	155	158
	General Motors Financial Co. Inc.	6.750%	6/1/18	825	920
	General Motors Financial Co. Inc.	3.500%	7/10/19	250	255
	General Motors Financial Co. Inc.	3.150%	1/15/20	1,000	1,004
	General Motors Financial Co. Inc.	4.375%	9/25/21	375	388
	General Motors Financial Co. Inc.	3.450%	4/10/22	340	334
	General Motors Financial Co. Inc.	4.250%	5/15/23	425	430
	General Motors Financial Co. Inc.	4.000%	1/15/25	650	639
	Harman International Industries Inc.	4.150%	5/15/25	275	271
	Home Depot Inc.	2.250%	9/10/18	1,925	1,969
	Home Depot Inc.	4.400%	4/1/21	600	660
	Home Depot Inc.	2.625%	6/1/22	640	629
	Home Depot Inc.	2.700%	4/1/23	600	585
	Home Depot Inc.	3.750%	2/15/24	900	935
	Home Depot Inc.	5.875%	12/16/36	2,045	2,453
	Home Depot Inc.	5.950%	4/1/41	375	454
	Home Depot Inc.	4.200%	4/1/43	1,250	1,203

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Home Depot Inc.	4.875%	2/15/44	1,250	1,332
Home Depot Inc.	4.250%	4/1/46	490	474
Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,247
Host Hotels & Resorts LP	3.750%	10/15/23	240	235
Host Hotels & Resorts LP	4.000%	6/15/25	175	173
Hyatt Hotels Corp.	3.375%	7/15/23	1,550	1,504
Johnson Controls Inc.	2.600%	12/1/16	150	153
Johnson Controls Inc.	5.000%	3/30/20	200	219
Johnson Controls Inc.	4.250%	3/1/21	745	787
Johnson Controls Inc.	3.750%	12/1/21	175	179
Johnson Controls Inc.	3.625%	7/2/24	300	296
Johnson Controls Inc.	6.000%	1/15/36	275	316
Johnson Controls Inc.	5.700%	3/1/41	205	227
Johnson Controls Inc.	5.250%	12/1/41	100	105
Johnson Controls Inc.	4.625%	7/2/44	200	190
Johnson Controls Inc.	4.950%	7/2/64	300	284
Kohl's Corp.	6.250%	12/15/17	200	225
Kohl's Corp.	4.000%	11/1/21	845	894
Kohl's Corp.	6.000%	1/15/33	325	357
Kohl's Corp.	6.875%	12/15/37	100	122
Lowe's Cos. Inc.	1.625%	4/15/17	925	935
Lowe's Cos. Inc.	6.100%	9/15/17	200	221
Lowe's Cos. Inc.	4.625%	4/15/20	445	489
Lowe's Cos. Inc.	3.750%	4/15/21	205	218
Lowe's Cos. Inc.	3.800%	11/15/21	250	264
Lowe's Cos. Inc.	3.120%	4/15/22	450	455
Lowe's Cos. Inc.	3.875%	9/15/23	300	316
Lowe's Cos. Inc.	3.125%	9/15/24	300	297
Lowe's Cos. Inc.	6.875%	2/15/28	192	248
Lowe's Cos. Inc.	5.800%	4/15/40	1,880	2,204
Lowe's Cos. Inc.	5.125%	11/15/41	100	109
Lowe's Cos. Inc.	4.650%	4/15/42	1,200	1,234
Lowe's Cos. Inc.	5.000%	9/15/43	100	107
Lowe's Cos. Inc.	4.250%	9/15/44	325	312
Macy's Retail Holdings Inc.	5.900%	12/1/16	239	255
Macy's Retail Holdings Inc.	7.450%	7/15/17	1,000	1,115
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	155
Macy's Retail Holdings Inc.	6.900%	4/1/29	475	582
Macy's Retail Holdings Inc.	4.500%	12/15/34	800	769
Macy's Retail Holdings Inc.	6.375%	3/15/37	275	326
Macy's Retail Holdings Inc.	5.125%	1/15/42	825	837
Magna International Inc.	3.625%	6/15/24	450	444
Marriott International Inc.	6.375%	6/15/17	50	54
Marriott International Inc.	3.000%	3/1/19	125	128
Marriott International Inc.	3.375%	10/15/20	850	873
Marriott International Inc.	3.125%	10/15/21	350	349
MasterCard Inc.	2.000%	4/1/19	250	251
MasterCard Inc.	3.375%	4/1/24	625	633
McDonald's Corp.	5.300%	3/15/17	400	428
McDonald's Corp.	5.800%	10/15/17	550	603
McDonald's Corp.	5.350%	3/1/18	880	965
McDonald's Corp.	1.875%	5/29/19	250	249
McDonald's Corp.	2.625%	1/15/22	410	401
McDonald's Corp.	3.250%	6/10/24	1,200	1,191
McDonald's Corp.	3.375%	5/26/25	500	488
McDonald's Corp.	6.300%	3/1/38	300	352
McDonald's Corp.	5.700%	2/1/39	25	28
McDonald's Corp.	3.700%	2/15/42	1,225	1,034
McDonald's Corp.	3.625%	5/1/43	275	232
Metropolitan Museum of Art	3.400%	7/1/45	225	196
NIKE Inc.	2.250%	5/1/23	50	48
NIKE Inc.	3.625%	5/1/43	125	113
Nordstrom Inc.	4.750%	5/1/20	600	664
Nordstrom Inc.	4.000%	10/15/21	585	624

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nordstrom Inc.	6.950%	3/15/28	200	254
Nordstrom Inc.	5.000%	1/15/44	197	208
NVR Inc.	3.950%	9/15/22	400	405
O'Reilly Automotive Inc.	4.875%	1/14/21	50	55
O'Reilly Automotive Inc.	4.625%	9/15/21	550	599
O'Reilly Automotive Inc.	3.800%	9/1/22	355	362
O'Reilly Automotive Inc.	3.850%	6/15/23	150	152
PACCAR Financial Corp.	1.150%	8/16/16	625	629
PACCAR Financial Corp.	1.600%	3/15/17	400	404
PACCAR Financial Corp.	1.400%	11/17/17	275	276
PACCAR Financial Corp.	1.450%	3/9/18	250	250
PACCAR Financial Corp.	2.200%	9/15/19	150	151
QVC Inc.	3.125%	4/1/19	525	522
QVC Inc.	5.125%	7/2/22	25	26
QVC Inc.	4.375%	3/15/23	75	74
QVC Inc.	4.850%	4/1/24	525	524
QVC Inc.	5.950%	3/15/43	325	304
Ralph Lauren Corp.	2.125%	9/26/18	200	202
Ross Stores Inc.	3.375%	9/15/24	150	148
Signet UK Finance plc	4.700%	6/15/24	250	252
Staples Inc.	4.375%	1/12/23	300	301
Starbucks Corp.	0.875%	12/5/16	25	25
Starbucks Corp.	2.700%	6/15/22	350	348
Starbucks Corp.	3.850%	10/1/23	800	844
Starbucks Corp.	4.300%	6/15/45	175	172
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	250	237
Starwood Hotels & Resorts Worldwide Inc.	4.500%	10/1/34	175	163
Target Corp.	5.375%	5/1/17	200	216
Target Corp.	6.000%	1/15/18	495	550
Target Corp.	2.300%	6/26/19	1,550	1,570
Target Corp.	3.875%	7/15/20	145	156
Target Corp.	2.900%	1/15/22	900	911
Target Corp.	3.500%	7/1/24	925	946
Target Corp.	6.350%	11/1/32	450	555
Target Corp.	6.500%	10/15/37	750	960
Target Corp.	7.000%	1/15/38	500	670
Target Corp.	4.000%	7/1/42	500	470
Tiffany & Co.	4.900%	10/1/44	175	166
TJX Cos. Inc.	6.950%	4/15/19	175	205
TJX Cos. Inc.	2.750%	6/15/21	400	404
TJX Cos. Inc.	2.500%	5/15/23	2,100	2,018
Toyota Motor Credit Corp.	2.000%	9/15/16	1,450	1,471
Toyota Motor Credit Corp.	2.050%	1/12/17	950	965
Toyota Motor Credit Corp.	1.250%	10/5/17	1,450	1,449
Toyota Motor Credit Corp.	1.375%	1/10/18	825	825
Toyota Motor Credit Corp.	1.450%	1/12/18	300	300
Toyota Motor Credit Corp.	2.000%	10/24/18	1,125	1,135
Toyota Motor Credit Corp.	2.100%	1/17/19	1,000	1,003
Toyota Motor Credit Corp.	2.125%	7/18/19	1,000	1,000
Toyota Motor Credit Corp.	2.150%	3/12/20	1,500	1,499
Toyota Motor Credit Corp.	4.250%	1/11/21	300	327
Toyota Motor Credit Corp.	2.750%	5/17/21	500	508
Toyota Motor Credit Corp.	3.400%	9/15/21	305	318
Toyota Motor Credit Corp.	3.300%	1/12/22	650	668
Toyota Motor Credit Corp.	2.625%	1/10/23	550	540
VF Corp.	5.950%	11/1/17	250	277
VF Corp.	3.500%	9/1/21	380	402
VF Corp.	6.450%	11/1/37	1,150	1,465
Wal-Mart Stores Inc.	5.375%	4/5/17	200	216
Wal-Mart Stores Inc.	5.800%	2/15/18	655	731
Wal-Mart Stores Inc.	1.125%	4/11/18	2,225	2,215
Wal-Mart Stores Inc.	1.950%	12/15/18	750	762
Wal-Mart Stores Inc.	3.625%	7/8/20	50	53
Wal-Mart Stores Inc.	3.250%	10/25/20	1,135	1,189

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wal-Mart Stores Inc.	4.250%	4/15/21	1,615	1,771
Wal-Mart Stores Inc.	2.550%	4/11/23	575	556
Wal-Mart Stores Inc.	3.300%	4/22/24	1,425	1,442
Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	2,912
Wal-Mart Stores Inc.	5.250%	9/1/35	455	515
Wal-Mart Stores Inc.	6.500%	8/15/37	1,910	2,443
Wal-Mart Stores Inc.	6.200%	4/15/38	800	992
Wal-Mart Stores Inc.	5.000%	10/25/40	1,065	1,164
Wal-Mart Stores Inc.	5.625%	4/15/41	2,040	2,383
Wal-Mart Stores Inc.	4.000%	4/11/43	575	547
Wal-Mart Stores Inc.	4.750%	10/2/43	1,625	1,726
Wal-Mart Stores Inc.	4.300%	4/22/44	1,200	1,199
Walgreen Co.	1.800%	9/15/17	625	627
Walgreen Co.	5.250%	1/15/19	830	911
Walgreen Co.	4.400%	9/15/42	300	269
Walgreens Boots Alliance Inc.	1.750%	11/17/17	800	803
Walgreens Boots Alliance Inc.	2.700%	11/18/19	600	601
Walgreens Boots Alliance Inc.	3.300%	11/18/21	1,350	1,340
Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,025	1,001
Walgreens Boots Alliance Inc.	4.500%	11/18/34	500	469
Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,075	1,002
Western Union Co.	5.930%	10/1/16	400	420
Western Union Co.	6.200%	11/17/36	325	324
Wyndham Worldwide Corp.	2.950%	3/1/17	425	431
Wyndham Worldwide Corp.	2.500%	3/1/18	250	250
Wyndham Worldwide Corp.	4.250%	3/1/22	500	505
Wyndham Worldwide Corp.	3.900%	3/1/23	175	171
Yum! Brands Inc.	5.300%	9/15/19	479	524
Yum! Brands Inc.	3.750%	11/1/21	100	101
Yum! Brands Inc.	6.875%	11/15/37	500	581
Yum! Brands Inc.	5.350%	11/1/43	175	170
Consumer Noncyclical (1.5%)
Abbott Laboratories	5.125%	4/1/19	646	719
Abbott Laboratories	2.000%	3/15/20	750	744
Abbott Laboratories	2.550%	3/15/22	500	488
Abbott Laboratories	2.950%	3/15/25	1,000	959
Abbott Laboratories	6.150%	11/30/37	550	678
Abbott Laboratories	6.000%	4/1/39	200	241
Abbott Laboratories	5.300%	5/27/40	345	386
AbbVie Inc.	1.750%	11/6/17	2,525	2,533
AbbVie Inc.	1.800%	5/14/18	1,950	1,943
AbbVie Inc.	2.000%	11/6/18	900	900
AbbVie Inc.	2.500%	5/14/20	1,700	1,681
AbbVie Inc.	2.900%	11/6/22	2,850	2,756
AbbVie Inc.	3.200%	11/6/22	1,400	1,384
AbbVie Inc.	3.600%	5/14/25	2,420	2,386
AbbVie Inc.	4.500%	5/14/35	1,370	1,341
AbbVie Inc.	4.400%	11/6/42	1,389	1,312
AbbVie Inc.	4.700%	5/14/45	1,747	1,713
Actavis Funding SCS	1.850%	3/1/17	800	805
Actavis Funding SCS	1.300%	6/15/17	1,200	1,193
Actavis Funding SCS	2.350%	3/12/18	2,600	2,620
Actavis Funding SCS	3.000%	3/12/20	2,237	2,236
Actavis Funding SCS	3.450%	3/15/22	1,957	1,934
Actavis Funding SCS	3.850%	6/15/24	550	544
Actavis Funding SCS	3.800%	3/15/25	2,607	2,550
Actavis Funding SCS	4.550%	3/15/35	1,525	1,458
Actavis Funding SCS	4.850%	6/15/44	1,995	1,918
Actavis Funding SCS	4.750%	3/15/45	775	741
Actavis Inc.	1.875%	10/1/17	1,000	999
Actavis Inc.	3.250%	10/1/22	1,950	1,891
Actavis Inc.	4.625%	10/1/42	625	578
Agilent Technologies Inc.	5.000%	7/15/20	600	656

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Agilent Technologies Inc.	3.200%	10/1/22	1,000	966
Allergan Inc.	1.350%	3/15/18	175	171
Allergan Inc.	2.800%	3/15/23	225	208
Altria Group Inc.	9.250%	8/6/19	613	770
Altria Group Inc.	2.625%	1/14/20	2,200	2,188
Altria Group Inc.	4.750%	5/5/21	675	731
Altria Group Inc.	2.850%	8/9/22	1,250	1,200
Altria Group Inc.	2.950%	5/2/23	900	861
Altria Group Inc.	4.000%	1/31/24	100	102
Altria Group Inc.	9.950%	11/10/38	1,269	2,045
Altria Group Inc.	10.200%	2/6/39	918	1,515
Altria Group Inc.	4.500%	5/2/43	375	347
Altria Group Inc.	5.375%	1/31/44	775	816
AmerisourceBergen Corp.	1.150%	5/15/17	200	199
AmerisourceBergen Corp.	3.500%	11/15/21	850	883
AmerisourceBergen Corp.	3.400%	5/15/24	300	298
AmerisourceBergen Corp.	3.250%	3/1/25	875	841
AmerisourceBergen Corp.	4.250%	3/1/45	400	363
Amgen Inc.	2.500%	11/15/16	390	397
Amgen Inc.	2.125%	5/15/17	975	991
Amgen Inc.	1.250%	5/22/17	700	699
Amgen Inc.	5.850%	6/1/17	125	135
Amgen Inc.	5.700%	2/1/19	780	871
Amgen Inc.	2.200%	5/22/19	1,600	1,596
Amgen Inc.	2.125%	5/1/20	495	485
Amgen Inc.	3.450%	10/1/20	275	284
Amgen Inc.	4.100%	6/15/21	610	650
Amgen Inc.	3.875%	11/15/21	840	886
Amgen Inc.	2.700%	5/1/22	225	217
Amgen Inc.	3.625%	5/15/22	625	636
Amgen Inc.	3.625%	5/22/24	1,000	991
Amgen Inc.	3.125%	5/1/25	525	497
Amgen Inc.	6.375%	6/1/37	400	472
Amgen Inc.	6.900%	6/1/38	625	782
Amgen Inc.	6.400%	2/1/39	700	841
Amgen Inc.	5.750%	3/15/40	669	744
Amgen Inc.	4.950%	10/1/41	100	101
Amgen Inc.	5.150%	11/15/41	1,461	1,496
Amgen Inc.	5.650%	6/15/42	685	760
Amgen Inc.	5.375%	5/15/43	1,000	1,060
Amgen Inc.	4.400%	5/1/45	350	323
Anheuser-Busch Cos. LLC	5.500%	1/15/18	250	275
Anheuser-Busch Cos. LLC	6.800%	8/20/32	900	1,137
Anheuser-Busch Cos. LLC	6.500%	5/1/42	400	506
Anheuser-Busch InBev Finance Inc.	1.125%	1/27/17	142	142
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	1,800	1,803
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	500	478
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	400	409
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	913
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	925	929
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	1,867	1,874
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	3,020	3,584
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	375	447
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,835	2,072
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,265	2,530
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	150	163
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,088
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	312
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	750	662
Archer-Daniels-Midland Co.	5.450%	3/15/18	150	165
Archer-Daniels-Midland Co.	4.479%	3/1/21	855	946
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	421
Archer-Daniels-Midland Co.	5.375%	9/15/35	225	261
Archer-Daniels-Midland Co.	5.765%	3/1/41	580	721

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Archer-Daniels-Midland Co.	4.016%	4/16/43	250	235
6	Ascension Health	4.847%	11/15/53	625	648
	AstraZeneca plc	5.900%	9/15/17	285	314
	AstraZeneca plc	1.950%	9/18/19	625	622
	AstraZeneca plc	6.450%	9/15/37	2,205	2,799
	Baptist Health South Florida Obligated Group Revenue	4.590%	8/15/21	100	109
9	Baxalta Inc.	2.000%	6/22/18	225	225
9	Baxalta Inc.	2.875%	6/23/20	675	673
9	Baxalta Inc.	3.600%	6/23/22	325	324
9	Baxalta Inc.	4.000%	6/23/25	1,150	1,139
9	Baxalta Inc.	5.250%	6/23/45	705	706
	Baxter International Inc.	5.900%	9/1/16	150	159
	Baxter International Inc.	2.400%	8/15/22	200	188
	Baxter International Inc.	6.250%	12/1/37	350	433
	Baxter International Inc.	3.650%	8/15/42	950	859
	Beam Suntory Inc.	1.750%	6/15/18	350	348
	Beam Suntory Inc.	3.250%	5/15/22	25	25
	Beam Suntory Inc.	3.250%	6/15/23	50	49
	Becton Dickinson & Co.	1.750%	11/8/16	60	60
	Becton Dickinson & Co.	1.800%	12/15/17	1,400	1,401
	Becton Dickinson & Co.	5.000%	5/15/19	50	55
	Becton Dickinson & Co.	6.375%	8/1/19	240	276
	Becton Dickinson & Co.	2.675%	12/15/19	775	775
	Becton Dickinson & Co.	3.250%	11/12/20	875	898
	Becton Dickinson & Co.	3.125%	11/8/21	440	436
	Becton Dickinson & Co.	3.734%	12/15/24	900	895
	Becton Dickinson & Co.	4.685%	12/15/44	750	731
	Becton Dickinson and Co.	3.875%	5/15/24	436	437
	Boston Scientific Corp.	2.650%	10/1/18	1,750	1,775
	Boston Scientific Corp.	6.000%	1/15/20	1,225	1,387
	Boston Scientific Corp.	3.375%	5/15/22	200	196
	Boston Scientific Corp.	4.125%	10/1/23	125	127
	Boston Scientific Corp.	3.850%	5/15/25	300	291
	Boston Scientific Corp.	7.000%	11/15/35	75	88
	Boston Scientific Corp.	7.375%	1/15/40	150	186
	Bottling Group LLC	5.125%	1/15/19	525	580
	Bristol-Myers Squibb Co.	1.750%	3/1/19	175	174
	Bristol-Myers Squibb Co.	2.000%	8/1/22	1,075	1,020
	Bristol-Myers Squibb Co.	3.250%	11/1/23	250	255
	Bristol-Myers Squibb Co.	5.875%	11/15/36	402	485
	Bristol-Myers Squibb Co.	6.125%	5/1/38	85	105
	Bristol-Myers Squibb Co.	3.250%	8/1/42	225	189
	Bristol-Myers Squibb Co.	4.500%	3/1/44	425	439
	Brown-Forman Corp.	1.000%	1/15/18	350	345
	Brown-Forman Corp.	2.250%	1/15/23	100	94
	Brown-Forman Corp.	3.750%	1/15/43	150	133
	Bunge Ltd. Finance Corp.	3.200%	6/15/17	250	256
	Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	935
	Campbell Soup Co.	3.050%	7/15/17	50	52
	Campbell Soup Co.	4.250%	4/15/21	250	270
	Campbell Soup Co.	3.300%	3/19/25	700	686
	Campbell Soup Co.	3.800%	8/2/42	200	169
	Cardinal Health Inc.	1.700%	3/15/18	250	249
	Cardinal Health Inc.	1.950%	6/15/18	800	802
	Cardinal Health Inc.	4.625%	12/15/20	515	562
	Cardinal Health Inc.	3.200%	3/15/23	325	319
	Cardinal Health Inc.	3.750%	9/15/25	500	497
	Cardinal Health Inc.	4.600%	3/15/43	175	169
	Cardinal Health Inc.	4.900%	9/15/45	450	447
	Catholic Health Initiatives Colorado GO	1.600%	11/1/17	200	200
6	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	650	591
	Celgene Corp.	1.900%	8/15/17	250	253
	Celgene Corp.	2.300%	8/15/18	600	608
	Celgene Corp.	2.250%	5/15/19	450	450

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Celgene Corp.	3.950%	10/15/20	50	53
Celgene Corp.	3.250%	8/15/22	500	495
Celgene Corp.	4.000%	8/15/23	400	409
Celgene Corp.	3.625%	5/15/24	500	501
Celgene Corp.	5.700%	10/15/40	75	85
Celgene Corp.	5.250%	8/15/43	250	263
Celgene Corp.	4.625%	5/15/44	650	618
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	150	138
Church & Dwight Co. Inc.	2.450%	12/15/19	400	403
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	325	301
Clorox Co.	3.550%	11/1/15	325	328
Clorox Co.	3.800%	11/15/21	175	185
Clorox Co.	3.500%	12/15/24	600	595
Coca-Cola Co.	1.800%	9/1/16	500	506
Coca-Cola Co.	1.150%	4/1/18	757	753
Coca-Cola Co.	1.650%	11/1/18	425	427
Coca-Cola Co.	2.450%	11/1/20	800	811
Coca-Cola Co.	3.150%	11/15/20	1,052	1,096
Coca-Cola Co.	3.300%	9/1/21	1,210	1,269
Coca-Cola Co.	3.200%	11/1/23	1,650	1,662
Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	630
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	1,150	1,244
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,200	1,247
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,300	1,397
Coca-Cola HBC Finance BV	5.500%	9/17/15	600	605
Colgate-Palmolive Co.	1.300%	1/15/17	525	529
Colgate-Palmolive Co.	1.750%	3/15/19	450	451
Colgate-Palmolive Co.	2.450%	11/15/21	165	166
Colgate-Palmolive Co.	1.950%	2/1/23	500	472
Colgate-Palmolive Co.	2.100%	5/1/23	275	259
Colgate-Palmolive Co.	3.250%	3/15/24	375	383
ConAgra Foods Inc.	1.900%	1/25/18	600	591
ConAgra Foods Inc.	3.250%	9/15/22	1,500	1,408
ConAgra Foods Inc.	3.200%	1/25/23	1,447	1,350
ConAgra Foods Inc.	7.125%	10/1/26	450	523
ConAgra Foods Inc.	7.000%	10/1/28	100	119
ConAgra Foods Inc.	6.625%	8/15/39	200	212
ConAgra Foods Inc.	4.650%	1/25/43	99	84
Covidien International Finance SA	6.000%	10/15/17	905	998
Covidien International Finance SA	3.200%	6/15/22	1,500	1,501
Covidien International Finance SA	6.550%	10/15/37	630	800
CR Bard Inc.	1.375%	1/15/18	1,825	1,811
CR Bard Inc.	4.400%	1/15/21	165	177
Delhaize Group SA	5.700%	10/1/40	1,900	1,924
DENTSPLY International Inc.	4.125%	8/15/21	275	290
Diageo Capital plc	1.500%	5/11/17	2,600	2,601
Diageo Capital plc	5.750%	10/23/17	690	755
Diageo Capital plc	4.828%	7/15/20	500	553
Diageo Capital plc	2.625%	4/29/23	2,000	1,887
Diageo Investment Corp.	2.875%	5/11/22	300	292
Diageo Investment Corp.	4.250%	5/11/42	500	465
Dignity Health	2.637%	11/1/19	200	202
Dignity Health	3.812%	11/1/24	350	359
Dignity Health	5.267%	11/1/64	200	199
Dignity Health California GO	3.125%	11/1/22	150	147
Dignity Health California GO	4.500%	11/1/42	550	512
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	925	1,050
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	40	40
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	500	492
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	100	137
Edwards Lifesciences Corp.	2.875%	10/15/18	125	128
Eli Lilly & Co.	5.200%	3/15/17	315	338
Eli Lilly & Co.	1.250%	3/1/18	650	649
Eli Lilly & Co.	1.950%	3/15/19	650	650

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Eli Lilly & Co.	2.750%	6/1/25	525	506
	Eli Lilly & Co.	3.700%	3/1/45	775	700
	Estee Lauder Cos. Inc.	2.350%	8/15/22	225	217
	Estee Lauder Cos. Inc.	3.700%	8/15/42	1,525	1,345
	Estee Lauder Cos. Inc.	4.375%	6/15/45	200	195
	Express Scripts Holding Co.	2.650%	2/15/17	2,100	2,138
	Express Scripts Holding Co.	4.750%	11/15/21	650	706
	Express Scripts Holding Co.	3.900%	2/15/22	2,025	2,070
	Express Scripts Holding Co.	6.125%	11/15/41	450	520
	Flowers Foods Inc.	4.375%	4/1/22	175	183
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	325	300
	General Mills Inc.	5.700%	2/15/17	575	616
	General Mills Inc.	1.400%	10/20/17	400	399
	General Mills Inc.	5.650%	2/15/19	2,100	2,342
	General Mills Inc.	2.200%	10/21/19	200	199
	General Mills Inc.	3.150%	12/15/21	425	432
	General Mills Inc.	3.650%	2/15/24	525	536
	General Mills Inc.	5.400%	6/15/40	245	265
	Gilead Sciences Inc.	3.050%	12/1/16	25	26
	Gilead Sciences Inc.	2.050%	4/1/19	1,400	1,407
	Gilead Sciences Inc.	2.350%	2/1/20	600	602
	Gilead Sciences Inc.	4.500%	4/1/21	300	327
	Gilead Sciences Inc.	4.400%	12/1/21	800	874
	Gilead Sciences Inc.	3.700%	4/1/24	1,500	1,530
	Gilead Sciences Inc.	3.500%	2/1/25	1,725	1,722
	Gilead Sciences Inc.	5.650%	12/1/41	600	686
	Gilead Sciences Inc.	4.800%	4/1/44	2,150	2,206
	Gilead Sciences Inc.	4.500%	2/1/45	750	743
	GlaxoSmithKline Capital Inc.	5.650%	5/15/18	2,895	3,227
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	73
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	341
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,145	2,703
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	300	291
	GlaxoSmithKline Capital plc	1.500%	5/8/17	1,875	1,888
	GlaxoSmithKline Capital plc	2.850%	5/8/22	200	198
	Hasbro Inc.	6.300%	9/15/17	550	601
	Hasbro Inc.	6.350%	3/15/40	400	451
	Hasbro Inc.	5.100%	5/15/44	200	197
	Hershey Co.	5.450%	9/1/16	150	158
	Hershey Co.	1.500%	11/1/16	200	202
	Hershey Co.	4.125%	12/1/20	215	235
	Hershey Co.	2.625%	5/1/23	750	732
	Hormel Foods Corp.	4.125%	4/15/21	75	82
	Ingredion Inc.	3.200%	11/1/15	25	25
	Ingredion Inc.	4.625%	11/1/20	50	54
	Ingredion Inc.	6.625%	4/15/37	75	89
	International Flavors & Fragrances Inc.	3.200%	5/1/23	50	49
9	JM Smucker Co.	1.750%	3/15/18	225	225
9	JM Smucker Co.	2.500%	3/15/20	325	323
	JM Smucker Co.	3.500%	10/15/21	480	493
9	JM Smucker Co.	3.000%	3/15/22	250	245
9	JM Smucker Co.	3.500%	3/15/25	550	538
9	JM Smucker Co.	4.250%	3/15/35	525	490
9	JM Smucker Co.	4.375%	3/15/45	425	389
	Johnson & Johnson	2.150%	5/15/16	500	507
	Johnson & Johnson	1.125%	11/21/17	300	300
	Johnson & Johnson	5.150%	7/15/18	125	138
	Johnson & Johnson	1.650%	12/5/18	275	277
	Johnson & Johnson	1.875%	12/5/19	300	301
	Johnson & Johnson	2.950%	9/1/20	400	418
	Johnson & Johnson	2.450%	12/5/21	200	202
	Johnson & Johnson	6.730%	11/15/23	245	316
	Johnson & Johnson	3.375%	12/5/23	650	674
	Johnson & Johnson	6.950%	9/1/29	975	1,361

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Johnson & Johnson	4.950%	5/15/33	550	625
	Johnson & Johnson	4.375%	12/5/33	600	635
	Johnson & Johnson	5.950%	8/15/37	645	815
	Johnson & Johnson	5.850%	7/15/38	325	413
	Johnson & Johnson	4.500%	9/1/40	219	232
	Kaiser Foundation Hospitals	3.500%	4/1/22	100	101
	Kaiser Foundation Hospitals	4.875%	4/1/42	400	418
	Kellogg Co.	1.875%	11/17/16	1,275	1,287
	Kellogg Co.	1.750%	5/17/17	100	101
	Kellogg Co.	3.250%	5/21/18	875	906
	Kellogg Co.	4.150%	11/15/19	250	266
	Kellogg Co.	4.000%	12/15/20	370	393
	Kellogg Co.	7.450%	4/1/31	650	817
	Kimberly-Clark Corp.	4.875%	8/15/15	650	653
	Kimberly-Clark Corp.	6.125%	8/1/17	200	220
	Kimberly-Clark Corp.	1.850%	3/1/20	1,325	1,307
	Kimberly-Clark Corp.	3.625%	8/1/20	250	267
	Kimberly-Clark Corp.	3.875%	3/1/21	560	607
	Kimberly-Clark Corp.	2.400%	6/1/23	150	144
	Kimberly-Clark Corp.	5.300%	3/1/41	1,225	1,384
	Kimberly-Clark Corp.	3.700%	6/1/43	175	161
	Koninklijke Philips NV	5.750%	3/11/18	750	823
	Koninklijke Philips NV	3.750%	3/15/22	1,575	1,586
	Koninklijke Philips NV	6.875%	3/11/38	405	496
	Koninklijke Philips NV	5.000%	3/15/42	585	574
	Kraft Foods Group Inc.	2.250%	6/5/17	500	508
	Kraft Foods Group Inc.	6.125%	8/23/18	1,160	1,297
	Kraft Foods Group Inc.	5.375%	2/10/20	78	87
	Kraft Foods Group Inc.	3.500%	6/6/22	300	300
	Kraft Foods Group Inc.	6.875%	1/26/39	975	1,182
	Kraft Foods Group Inc.	5.000%	6/4/42	1,200	1,187
9	Kraft Heinz Food Co.	1.600%	6/30/17	775	775
9	Kraft Heinz Food Co.	2.000%	7/2/18	765	764
9	Kraft Heinz Food Co.	2.800%	7/2/20	800	798
9	Kraft Heinz Food Co.	3.500%	7/15/22	675	675
9	Kraft Heinz Food Co.	3.950%	7/15/25	1,590	1,597
9	Kraft Heinz Food Co.	5.000%	7/15/35	650	655
9	Kraft Heinz Food Co.	5.200%	7/15/45	1,090	1,111
	Kroger Co.	2.200%	1/15/17	525	532
	Kroger Co.	6.400%	8/15/17	165	182
	Kroger Co.	2.300%	1/15/19	650	652
	Kroger Co.	6.150%	1/15/20	1,560	1,793
	Kroger Co.	3.300%	1/15/21	700	714
	Kroger Co.	2.950%	11/1/21	1,200	1,195
	Kroger Co.	3.850%	8/1/23	325	333
	Kroger Co.	4.000%	2/1/24	400	413
	Kroger Co.	8.000%	9/15/29	750	1,018
	Kroger Co.	6.900%	4/15/38	250	316
	Kroger Co.	5.150%	8/1/43	350	368
	Laboratory Corp. of America Holdings	2.625%	2/1/20	250	248
	Laboratory Corp. of America Holdings	3.200%	2/1/22	275	271
	Laboratory Corp. of America Holdings	3.750%	8/23/22	225	229
	Laboratory Corp. of America Holdings	3.600%	2/1/25	600	572
	Laboratory Corp. of America Holdings	4.700%	2/1/45	550	502
	Life Technologies Corp.	6.000%	3/1/20	1,485	1,669
	Life Technologies Corp.	5.000%	1/15/21	1,100	1,205
	Lorillard Tobacco Co.	3.500%	8/4/16	75	77
	Lorillard Tobacco Co.	2.300%	8/21/17	2,125	2,134
	Lorillard Tobacco Co.	8.125%	6/23/19	450	533
	Lorillard Tobacco Co.	8.125%	5/1/40	400	499
	Lorillard Tobacco Co.	7.000%	8/4/41	75	86
	Mattel Inc.	1.700%	3/15/18	125	125
	Mattel Inc.	2.350%	5/6/19	500	499
	Mattel Inc.	3.150%	3/15/23	75	73

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Mattel Inc.	5.450%	11/1/41	130	129
6	Mayo Clinic	3.774%	11/15/43	750	695
6	Mayo Clinic	4.000%	11/15/47	300	285
	McCormick & Co. Inc.	3.900%	7/15/21	100	107
	McCormick & Co. Inc.	3.500%	9/1/23	125	128
	McKesson Corp.	1.292%	3/10/17	750	749
	McKesson Corp.	7.500%	2/15/19	375	442
	McKesson Corp.	2.284%	3/15/19	700	699
	McKesson Corp.	4.750%	3/1/21	485	533
	McKesson Corp.	2.700%	12/15/22	250	238
	McKesson Corp.	3.796%	3/15/24	100	101
	McKesson Corp.	6.000%	3/1/41	900	1,031
	Mead Johnson Nutrition Co.	4.900%	11/1/19	625	678
	Mead Johnson Nutrition Co.	5.900%	11/1/39	390	439
	Medco Health Solutions Inc.	7.125%	3/15/18	805	917
	Medco Health Solutions Inc.	4.125%	9/15/20	410	436
9	Medtronic Inc.	1.500%	3/15/18	500	499
	Medtronic Inc.	1.375%	4/1/18	1,075	1,071
9	Medtronic Inc.	2.500%	3/15/20	2,031	2,039
	Medtronic Inc.	4.450%	3/15/20	175	191
	Medtronic Inc.	4.125%	3/15/21	410	441
	Medtronic Inc.	3.125%	3/15/22	400	403
9	Medtronic Inc.	3.150%	3/15/22	1,350	1,352
	Medtronic Inc.	2.750%	4/1/23	800	772
	Medtronic Inc.	3.625%	3/15/24	1,650	1,689
9	Medtronic Inc.	3.500%	3/15/25	3,500	3,476
9	Medtronic Inc.	4.375%	3/15/35	1,700	1,680
	Medtronic Inc.	5.550%	3/15/40	75	85
	Medtronic Inc.	4.500%	3/15/42	188	186
	Medtronic Inc.	4.000%	4/1/43	275	254
	Medtronic Inc.	4.625%	3/15/44	293	294
9	Medtronic Inc.	4.625%	3/15/45	3,400	3,422
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	135
	Memorial Sloan-Kettering Cancer Center New York GO	5.000%	7/1/42	100	107
	Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	450	399
	Merck & Co. Inc.	1.100%	1/31/18	175	175
	Merck & Co. Inc.	1.850%	2/10/20	1,000	992
	Merck & Co. Inc.	3.875%	1/15/21	625	668
	Merck & Co. Inc.	2.350%	2/10/22	100	97
	Merck & Co. Inc.	2.400%	9/15/22	600	575
	Merck & Co. Inc.	2.800%	5/18/23	3,825	3,755
	Merck & Co. Inc.	2.750%	2/10/25	1,250	1,195
	Merck & Co. Inc.	6.550%	9/15/37	260	341
	Merck & Co. Inc.	3.600%	9/15/42	150	132
	Merck & Co. Inc.	4.150%	5/18/43	775	752
	Merck & Co. Inc.	3.700%	2/10/45	2,500	2,225
	Merck Sharp & Dohme Corp.	5.000%	6/30/19	580	646
	Merck Sharp & Dohme Corp.	5.750%	11/15/36	150	179
	Molson Coors Brewing Co.	2.000%	5/1/17	125	126
	Molson Coors Brewing Co.	3.500%	5/1/22	75	76
	Molson Coors Brewing Co.	5.000%	5/1/42	275	267
	Mondelez International Inc.	6.500%	8/11/17	175	193
	Mondelez International Inc.	6.125%	2/1/18	285	317
	Mondelez International Inc.	2.250%	2/1/19	750	753
	Mondelez International Inc.	5.375%	2/10/20	959	1,069
	Mondelez International Inc.	4.000%	2/1/24	1,200	1,241
	Mondelez International Inc.	6.500%	11/1/31	725	899
	Mondelez International Inc.	6.500%	2/9/40	580	718
	Mylan Inc.	1.800%	6/24/16	100	100
	Mylan Inc.	1.350%	11/29/16	200	200
	Mylan Inc.	2.600%	6/24/18	72	73
	Mylan Inc.	2.550%	3/28/19	511	506
	Mylan Inc.	4.200%	11/29/23	1,325	1,351
	Mylan Inc.	5.400%	11/29/43	275	283

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	New York & Presbyterian Hospital	4.024%	8/1/45	300	273
	Newell Rubbermaid Inc.	2.050%	12/1/17	775	781
	Newell Rubbermaid Inc.	2.875%	12/1/19	225	227
	Newell Rubbermaid Inc.	4.000%	12/1/24	225	227
	Novant Health Inc.	5.850%	11/1/19	300	342
	Novant Health Inc.	4.371%	11/1/43	475	445
	Novartis Capital Corp.	4.400%	4/24/20	225	248
	Novartis Capital Corp.	2.400%	9/21/22	3,000	2,914
	Novartis Capital Corp.	4.400%	5/6/44	1,200	1,241
	Novartis Securities Investment Ltd.	5.125%	2/10/19	2,285	2,537
	NYU Hospitals Center	4.784%	7/1/44	375	368
	Partners Healthcare System Inc.	4.117%	7/1/55	150	133
	Partners Healthcare System Massachusetts GO	3.443%	7/1/21	200	207
	PepsiAmericas Inc.	5.000%	5/15/17	450	484
	PepsiCo Inc.	1.250%	8/13/17	500	500
	PepsiCo Inc.	1.250%	4/30/18	450	448
	PepsiCo Inc.	5.000%	6/1/18	1,075	1,177
	PepsiCo Inc.	7.900%	11/1/18	1,725	2,064
	PepsiCo Inc.	2.250%	1/7/19	525	532
	PepsiCo Inc.	1.850%	4/30/20	725	717
	PepsiCo Inc.	3.000%	8/25/21	1,070	1,098
	PepsiCo Inc.	2.750%	3/5/22	2,725	2,715
	PepsiCo Inc.	3.600%	3/1/24	600	618
	PepsiCo Inc.	2.750%	4/30/25	725	690
	PepsiCo Inc.	4.875%	11/1/40	165	174
	PepsiCo Inc.	4.000%	3/5/42	691	645
	PepsiCo Inc.	3.600%	8/13/42	1,000	876
	PepsiCo Inc.	4.250%	10/22/44	500	485
	PerkinElmer Inc.	5.000%	11/15/21	165	179
	Perrigo Co. plc	2.300%	11/8/18	970	971
	Perrigo Co. plc	4.000%	11/15/23	450	456
	Perrigo Co. plc	5.300%	11/15/43	125	129
	Perrigo Finance plc	3.900%	12/15/24	400	395
	Perrigo Finance plc	4.900%	12/15/44	500	481
	Pfizer Inc.	6.200%	3/15/19	2,535	2,893
	Pfizer Inc.	2.100%	5/15/19	750	755
	Pfizer Inc.	3.000%	6/15/23	450	447
	Pfizer Inc.	3.400%	5/15/24	400	401
	Pfizer Inc.	7.200%	3/15/39	410	566
	Pfizer Inc.	4.300%	6/15/43	2,000	1,948
	Pfizer Inc.	4.400%	5/15/44	300	295
	Philip Morris International Inc.	1.625%	3/20/17	200	202
	Philip Morris International Inc.	1.125%	8/21/17	75	75
	Philip Morris International Inc.	1.250%	11/9/17	375	374
	Philip Morris International Inc.	5.650%	5/16/18	2,935	3,259
	Philip Morris International Inc.	4.125%	5/17/21	370	399
	Philip Morris International Inc.	2.625%	3/6/23	1,300	1,242
	Philip Morris International Inc.	3.250%	11/10/24	875	860
	Philip Morris International Inc.	6.375%	5/16/38	825	1,010
	Philip Morris International Inc.	4.375%	11/15/41	2,595	2,478
	Philip Morris International Inc.	4.500%	3/20/42	450	437
	Philip Morris International Inc.	3.875%	8/21/42	75	66
	Philip Morris International Inc.	4.125%	3/4/43	300	275
6	Procter & Gamble - Esop	9.360%	1/1/21	658	809
	Procter & Gamble Co.	1.450%	8/15/16	2,800	2,826
	Procter & Gamble Co.	4.700%	2/15/19	485	534
	Procter & Gamble Co.	1.900%	11/1/19	275	276
	Procter & Gamble Co.	3.100%	8/15/23	500	506
	Procter & Gamble Co.	6.450%	1/15/26	850	1,090
	Procter & Gamble Co.	5.550%	3/5/37	980	1,177
	Quest Diagnostics Inc.	2.700%	4/1/19	650	655
	Quest Diagnostics Inc.	4.750%	1/30/20	300	327
	Quest Diagnostics Inc.	2.500%	3/30/20	160	159
	Quest Diagnostics Inc.	4.700%	4/1/21	465	503

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Quest Diagnostics Inc.	4.250%	4/1/24	300	304
	Quest Diagnostics Inc.	3.500%	3/30/25	225	213
	Quest Diagnostics Inc.	4.700%	3/30/45	125	111
	Reynolds American Inc.	6.750%	6/15/17	100	109
	Reynolds American Inc.	7.750%	6/1/18	500	575
	Reynolds American Inc.	2.300%	6/12/18	550	555
	Reynolds American Inc.	3.250%	6/12/20	825	835
	Reynolds American Inc.	4.000%	6/12/22	600	612
	Reynolds American Inc.	3.250%	11/1/22	150	144
	Reynolds American Inc.	4.850%	9/15/23	75	79
	Reynolds American Inc.	4.450%	6/12/25	1,830	1,860
	Reynolds American Inc.	5.700%	8/15/35	500	515
	Reynolds American Inc.	4.750%	11/1/42	450	405
	Reynolds American Inc.	6.150%	9/15/43	100	107
	Reynolds American Inc.	5.850%	8/15/45	1,635	1,710
	Sanofi	1.250%	4/10/18	650	647
	Sanofi	4.000%	3/29/21	1,110	1,187
	Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	150	149
	St. Jude Medical Inc.	3.250%	4/15/23	700	688
	St. Jude Medical Inc.	4.750%	4/15/43	1,200	1,197
	Stryker Corp.	2.000%	9/30/16	315	318
	Stryker Corp.	4.375%	1/15/20	100	110
	Stryker Corp.	3.375%	5/15/24	1,000	996
	Stryker Corp.	4.375%	5/15/44	375	362
	Sysco Corp.	1.450%	10/2/17	325	328
	Sysco Corp.	5.250%	2/12/18	500	544
	Sysco Corp.	2.350%	10/2/19	500	503
	Sysco Corp.	3.000%	10/2/21	400	404
	Sysco Corp.	3.500%	10/2/24	750	755
	Sysco Corp.	4.350%	10/2/34	500	502
	Sysco Corp.	5.375%	9/21/35	600	670
	Sysco Corp.	4.500%	10/2/44	575	577
	Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	390	396
	Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	613	622
	Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	1,533	1,477
	Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	220	260
	Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	150	147
6	Texas Health Resources	4.330%	11/15/55	100	93
	Thermo Fisher Scientific Inc.	2.250%	8/15/16	1,480	1,495
	Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	532
	Thermo Fisher Scientific Inc.	3.300%	2/15/22	600	587
	Thermo Fisher Scientific Inc.	3.150%	1/15/23	2,575	2,514
	Trinity Health Corp.	4.125%	12/1/45	200	184
	Tupperware Brands Corp.	4.750%	6/1/21	175	184
	Tyson Foods Inc.	2.650%	8/15/19	400	402
	Tyson Foods Inc.	4.500%	6/15/22	725	769
	Tyson Foods Inc.	3.950%	8/15/24	1,200	1,206
	Tyson Foods Inc.	4.875%	8/15/34	1,800	1,813
	Tyson Foods Inc.	5.150%	8/15/44	300	309
	Unilever Capital Corp.	0.850%	8/2/17	2,200	2,195
	Unilever Capital Corp.	2.200%	3/6/19	150	151
	Unilever Capital Corp.	4.250%	2/10/21	805	884
	Whirlpool Corp.	1.650%	11/1/17	50	50
	Whirlpool Corp.	4.700%	6/1/22	1,325	1,426
	Whirlpool Corp.	4.000%	3/1/24	175	179
	Whirlpool Corp.	3.700%	5/1/25	400	397
	Whirlpool Corp.	5.150%	3/1/43	150	153
	Wyeth LLC	5.500%	2/15/16	410	422
	Wyeth LLC	7.250%	3/1/23	350	448
	Wyeth LLC	6.450%	2/1/24	1,705	2,101
	Wyeth LLC	6.500%	2/1/34	500	629
	Wyeth LLC	6.000%	2/15/36	1,225	1,467
	Wyeth LLC	5.950%	4/1/37	460	548
	Zeneca Wilmington Inc.	7.000%	11/15/23	200	250

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Zimmer Biomet Holdings Inc.	1.450%	4/1/17	425	425
Zimmer Biomet Holdings Inc.	2.000%	4/1/18	750	755
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	205	223
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	775	770
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	25	25
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	650	639
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,000	963
Zimmer Biomet Holdings Inc.	4.250%	8/15/35	500	461
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	400	444
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	1,000	916
Zoetis Inc.	1.875%	2/1/18	75	75
Zoetis Inc.	3.250%	2/1/23	2,000	1,932
Zoetis Inc.	4.700%	2/1/43	550	523
Energy (1.2%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	876
Anadarko Finance Co.	7.500%	5/1/31	500	625
Anadarko Petroleum Corp.	5.950%	9/15/16	745	785
Anadarko Petroleum Corp.	6.375%	9/15/17	1,250	1,371
Anadarko Petroleum Corp.	8.700%	3/15/19	1,000	1,207
Anadarko Petroleum Corp.	6.950%	6/15/19	50	58
Anadarko Petroleum Corp.	6.450%	9/15/36	1,000	1,152
Anadarko Petroleum Corp.	7.950%	6/15/39	125	164
Anadarko Petroleum Corp.	6.200%	3/15/40	750	846
Anadarko Petroleum Corp.	4.500%	7/15/44	300	275
Apache Corp.	5.625%	1/15/17	75	80
Apache Corp.	1.750%	4/15/17	300	301
Apache Corp.	6.900%	9/15/18	500	575
Apache Corp.	3.625%	2/1/21	965	993
Apache Corp.	3.250%	4/15/22	862	848
Apache Corp.	6.000%	1/15/37	725	786
Apache Corp.	5.100%	9/1/40	850	825
Apache Corp.	5.250%	2/1/42	475	470
Apache Corp.	4.750%	4/15/43	900	833
Apache Finance Canada Corp.	7.750%	12/15/29	225	305
Baker Hughes Inc.	7.500%	11/15/18	425	499
Baker Hughes Inc.	6.875%	1/15/29	400	498
Baker Hughes Inc.	5.125%	9/15/40	595	633
BJ Services Co.	6.000%	6/1/18	400	448
Boardwalk Pipelines LP	5.500%	2/1/17	200	207
Boardwalk Pipelines LP	3.375%	2/1/23	325	294
Boardwalk Pipelines LP	4.950%	12/15/24	525	514
BP Capital Markets plc	1.846%	5/5/17	1,375	1,392
BP Capital Markets plc	1.375%	11/6/17	975	975
BP Capital Markets plc	1.674%	2/13/18	375	376
BP Capital Markets plc	1.375%	5/10/18	750	746
BP Capital Markets plc	2.241%	9/26/18	900	912
BP Capital Markets plc	4.750%	3/10/19	600	656
BP Capital Markets plc	2.237%	5/10/19	125	126
BP Capital Markets plc	2.315%	2/13/20	375	373
BP Capital Markets plc	4.500%	10/1/20	950	1,037
BP Capital Markets plc	4.742%	3/11/21	3,260	3,574
BP Capital Markets plc	3.561%	11/1/21	650	673
BP Capital Markets plc	3.062%	3/17/22	450	447
BP Capital Markets plc	3.245%	5/6/22	1,076	1,079
BP Capital Markets plc	2.500%	11/6/22	325	308
BP Capital Markets plc	2.750%	5/10/23	1,825	1,743
BP Capital Markets plc	3.994%	9/26/23	350	358
BP Capital Markets plc	3.814%	2/10/24	150	152
BP Capital Markets plc	3.535%	11/4/24	1,000	988
BP Capital Markets plc	3.506%	3/17/25	1,100	1,085
Buckeye Partners LP	6.050%	1/15/18	25	27
Buckeye Partners LP	2.650%	11/15/18	100	100
Buckeye Partners LP	4.875%	2/1/21	650	676

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Buckeye Partners LP	5.850%	11/15/43	250	242
	Buckeye Partners LP	5.600%	10/15/44	175	164
	Burlington Resources Finance Co.	7.400%	12/1/31	600	790
	Cameron International Corp.	3.600%	4/30/22	775	766
	Cameron International Corp.	4.000%	12/15/23	2,000	1,997
	Cameron International Corp.	3.700%	6/15/24	300	288
	Cameron International Corp.	5.125%	12/15/43	300	287
	Canadian Natural Resources Ltd.	5.700%	5/15/17	615	662
	Canadian Natural Resources Ltd.	3.450%	11/15/21	125	127
	Canadian Natural Resources Ltd.	7.200%	1/15/32	500	603
	Canadian Natural Resources Ltd.	6.450%	6/30/33	400	457
	Canadian Natural Resources Ltd.	6.500%	2/15/37	425	484
	Canadian Natural Resources Ltd.	6.250%	3/15/38	750	832
	Cenovus Energy Inc.	3.000%	8/15/22	100	95
	Cenovus Energy Inc.	3.800%	9/15/23	1,000	982
	Cenovus Energy Inc.	6.750%	11/15/39	825	934
	Cenovus Energy Inc.	4.450%	9/15/42	325	284
	Cenovus Energy Inc.	5.200%	9/15/43	200	191
	CenterPoint Energy Resources Corp.	6.000%	5/15/18	150	168
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	284
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	75	85
	Chevron Corp.	1.345%	11/15/17	1,750	1,756
	Chevron Corp.	1.365%	3/2/18	575	574
	Chevron Corp.	1.718%	6/24/18	1,250	1,256
	Chevron Corp.	4.950%	3/3/19	475	525
	Chevron Corp.	2.193%	11/15/19	1,000	1,004
	Chevron Corp.	1.961%	3/3/20	2,325	2,304
	Chevron Corp.	2.411%	3/3/22	475	461
	Chevron Corp.	2.355%	12/5/22	1,825	1,740
	Chevron Corp.	3.191%	6/24/23	1,175	1,179
	Cimarex Energy Co.	4.375%	6/1/24	900	889
9	Columbia Pipeline Group Inc.	2.450%	6/1/18	350	353
9	Columbia Pipeline Group Inc.	3.300%	6/1/20	500	501
9	Columbia Pipeline Group Inc.	4.500%	6/1/25	650	639
	ConocoPhillips	5.200%	5/15/18	425	468
	ConocoPhillips	5.750%	2/1/19	1,985	2,241
	ConocoPhillips	6.000%	1/15/20	180	208
	ConocoPhillips	5.900%	10/15/32	150	173
	ConocoPhillips	5.900%	5/15/38	305	353
	ConocoPhillips	6.500%	2/1/39	1,410	1,743
	ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	275	291
	ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	468
	ConocoPhillips Co.	1.500%	5/15/18	500	499
	ConocoPhillips Co.	2.200%	5/15/20	400	397
	ConocoPhillips Co.	2.875%	11/15/21	1,000	1,007
	ConocoPhillips Co.	3.350%	11/15/24	1,350	1,337
	ConocoPhillips Co.	3.350%	5/15/25	400	395
	ConocoPhillips Co.	4.150%	11/15/34	350	340
	ConocoPhillips Co.	4.300%	11/15/44	500	476
	ConocoPhillips Holding Co.	6.950%	4/15/29	275	351
	Continental Resources Inc.	5.000%	9/15/22	1,100	1,078
	Continental Resources Inc.	4.500%	4/15/23	950	915
	Continental Resources Inc.	3.800%	6/1/24	800	728
	Continental Resources Inc.	4.900%	6/1/44	1,175	1,005
	Devon Energy Corp.	6.300%	1/15/19	1,500	1,694
	Devon Energy Corp.	4.000%	7/15/21	300	315
	Devon Energy Corp.	7.950%	4/15/32	525	682
	Devon Energy Corp.	5.600%	7/15/41	1,310	1,366
	Devon Energy Corp.	4.750%	5/15/42	450	430
	Devon Financing Corp. LLC	7.875%	9/30/31	425	548
	Diamond Offshore Drilling Inc.	5.875%	5/1/19	575	643
	Diamond Offshore Drilling Inc.	5.700%	10/15/39	225	195
	Diamond Offshore Drilling Inc.	4.875%	11/1/43	425	337
	Dominion Gas Holdings LLC	3.550%	11/1/23	1,000	1,006

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Dominion Gas Holdings LLC	3.600%	12/15/24	250	248
	Dominion Gas Holdings LLC	4.800%	11/1/43	500	491
	Dominion Gas Holdings LLC	4.600%	12/15/44	400	375
	El Paso Natural Gas Co. LLC	5.950%	4/15/17	710	760
9	Enable Midstream Partners LP	2.400%	5/15/19	300	289
9	Enable Midstream Partners LP	3.900%	5/15/24	300	278
9	Enable Midstream Partners LP	5.000%	5/15/44	350	294
	Enbridge Energy Partners LP	9.875%	3/1/19	1,595	1,967
	Enbridge Energy Partners LP	5.500%	9/15/40	350	332
	Enbridge Inc.	4.500%	6/10/44	300	248
	Encana Corp.	3.900%	11/15/21	890	915
	Encana Corp.	7.200%	11/1/31	625	710
	Encana Corp.	6.500%	2/1/38	500	532
	Encana Corp.	5.150%	11/15/41	450	414
	Energy Transfer Partners LP	6.125%	2/15/17	300	322
	Energy Transfer Partners LP	2.500%	6/15/18	300	300
	Energy Transfer Partners LP	9.700%	3/15/19	500	616
	Energy Transfer Partners LP	9.000%	4/15/19	254	305
	Energy Transfer Partners LP	4.150%	10/1/20	1,125	1,154
	Energy Transfer Partners LP	4.650%	6/1/21	815	841
	Energy Transfer Partners LP	5.200%	2/1/22	675	706
	Energy Transfer Partners LP	3.600%	2/1/23	3,025	2,859
	Energy Transfer Partners LP	4.050%	3/15/25	1,000	941
	Energy Transfer Partners LP	4.750%	1/15/26	300	296
	Energy Transfer Partners LP	4.900%	3/15/35	250	225
	Energy Transfer Partners LP	6.625%	10/15/36	150	159
	Energy Transfer Partners LP	7.500%	7/1/38	500	571
	Energy Transfer Partners LP	6.050%	6/1/41	1,150	1,126
	Energy Transfer Partners LP	6.500%	2/1/42	300	310
	Energy Transfer Partners LP	5.150%	2/1/43	925	824
	Energy Transfer Partners LP	5.150%	3/15/45	250	221
	Energy Transfer Partners LP	6.125%	12/15/45	400	399
	EnLink Midstream Partners LP	2.700%	4/1/19	300	296
	EnLink Midstream Partners LP	4.400%	4/1/24	225	225
	EnLink Midstream Partners LP	4.150%	6/1/25	225	219
	EnLink Midstream Partners LP	5.600%	4/1/44	175	170
	Enlink Midstream Partners LP	5.050%	4/1/45	325	294
	Ensco plc	4.700%	3/15/21	400	407
	Ensco plc	5.200%	3/15/25	1,550	1,532
	Ensco plc	5.750%	10/1/44	650	580
	Enterprise Products Operating LLC	6.300%	9/15/17	175	193
	Enterprise Products Operating LLC	6.650%	4/15/18	50	56
	Enterprise Products Operating LLC	1.650%	5/7/18	450	449
	Enterprise Products Operating LLC	6.500%	1/31/19	50	57
	Enterprise Products Operating LLC	2.550%	10/15/19	300	300
	Enterprise Products Operating LLC	5.200%	9/1/20	2,235	2,487
	Enterprise Products Operating LLC	4.050%	2/15/22	175	181
	Enterprise Products Operating LLC	3.350%	3/15/23	350	342
	Enterprise Products Operating LLC	3.900%	2/15/24	1,300	1,309
	Enterprise Products Operating LLC	3.750%	2/15/25	650	639
	Enterprise Products Operating LLC	3.700%	2/15/26	400	388
	Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,723
	Enterprise Products Operating LLC	7.550%	4/15/38	450	569
	Enterprise Products Operating LLC	5.950%	2/1/41	495	536
	Enterprise Products Operating LLC	4.850%	8/15/42	850	814
	Enterprise Products Operating LLC	4.850%	3/15/44	1,450	1,359
	Enterprise Products Operating LLC	5.100%	2/15/45	775	750
	Enterprise Products Operating LLC	4.900%	5/15/46	300	282
	Enterprise Products Operating LLC	4.950%	10/15/54	200	187
6	Enterprise Products Operating LLC	8.375%	8/1/66	450	472
6	Enterprise Products Operating LLC	7.034%	1/15/68	600	645
	EOG Resources Inc.	5.625%	6/1/19	1,425	1,614
	EOG Resources Inc.	4.100%	2/1/21	150	161
	EOG Resources Inc.	2.625%	3/15/23	2,700	2,589

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
EOG Resources Inc.	3.900%	4/1/35	325	305
EQT Corp.	8.125%	6/1/19	400	471
EQT Corp.	4.875%	11/15/21	600	628
Exxon Mobil Corp.	1.305%	3/6/18	2,000	1,997
Exxon Mobil Corp.	1.912%	3/6/20	1,600	1,588
Exxon Mobil Corp.	2.397%	3/6/22	1,750	1,714
Exxon Mobil Corp.	2.709%	3/6/25	1,600	1,552
Exxon Mobil Corp.	3.567%	3/6/45	650	587
FMC Technologies Inc.	2.000%	10/1/17	200	200
FMC Technologies Inc.	3.450%	10/1/22	125	120
Gulf South Pipeline Co. LP	4.000%	6/15/22	300	288
Halliburton Co.	2.000%	8/1/18	400	403
Halliburton Co.	5.900%	9/15/18	25	28
Halliburton Co.	3.250%	11/15/21	40	41
Halliburton Co.	3.500%	8/1/23	950	958
Halliburton Co.	6.700%	9/15/38	580	725
Halliburton Co.	7.450%	9/15/39	450	601
Halliburton Co.	4.500%	11/15/41	675	664
Halliburton Co.	4.750%	8/1/43	350	356
Hess Corp.	8.125%	2/15/19	1,395	1,651
Hess Corp.	3.500%	7/15/24	200	193
Hess Corp.	7.875%	10/1/29	150	188
Hess Corp.	7.125%	3/15/33	375	427
Hess Corp.	6.000%	1/15/40	1,025	1,090
Hess Corp.	5.600%	2/15/41	825	842
Husky Energy Inc.	7.250%	12/15/19	505	590
Husky Energy Inc.	3.950%	4/15/22	300	301
Husky Energy Inc.	4.000%	4/15/24	500	494
Husky Energy Inc.	6.800%	9/15/37	300	348
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,205
Kerr-McGee Corp.	7.875%	9/15/31	150	193
Kinder Morgan Energy Partners LP	5.950%	2/15/18	750	820
Kinder Morgan Energy Partners LP	2.650%	2/1/19	25	25
Kinder Morgan Energy Partners LP	6.850%	2/15/20	2,125	2,453
Kinder Morgan Energy Partners LP	6.500%	4/1/20	2,000	2,273
Kinder Morgan Energy Partners LP	3.500%	3/1/21	500	492
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	830
Kinder Morgan Energy Partners LP	5.000%	10/1/21	1,923	2,042
Kinder Morgan Energy Partners LP	4.150%	3/1/22	175	175
Kinder Morgan Energy Partners LP	3.950%	9/1/22	1,125	1,099
Kinder Morgan Energy Partners LP	3.450%	2/15/23	875	819
Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,225	1,140
Kinder Morgan Energy Partners LP	4.250%	9/1/24	425	413
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	194
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	295
Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	411
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	359
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,575	1,611
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	1,024
Kinder Morgan Energy Partners LP	5.000%	8/15/42	275	239
Kinder Morgan Energy Partners LP	4.700%	11/1/42	950	791
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	435
Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	466
Kinder Morgan Inc.	7.000%	6/15/17	500	541
Kinder Morgan Inc.	2.000%	12/1/17	350	348
Kinder Morgan Inc.	3.050%	12/1/19	925	923
Kinder Morgan Inc.	4.300%	6/1/25	155	150
Kinder Morgan Inc.	7.800%	8/1/31	330	377
Kinder Morgan Inc.	7.750%	1/15/32	600	687
Kinder Morgan Inc.	5.300%	12/1/34	500	461
Kinder Morgan Inc.	5.550%	6/1/45	1,450	1,338
Kinder Morgan Inc.	5.050%	2/15/46	500	431
Magellan Midstream Partners LP	5.650%	10/15/16	560	591
Magellan Midstream Partners LP	6.550%	7/15/19	625	717

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Magellan Midstream Partners LP	3.200%	3/15/25	700	667
Magellan Midstream Partners LP	4.200%	12/1/42	450	404
Magellan Midstream Partners LP	5.150%	10/15/43	525	528
Magellan Midstream Partners LP	4.200%	3/15/45	100	89
Marathon Oil Corp.	6.000%	10/1/17	100	109
Marathon Oil Corp.	5.900%	3/15/18	225	247
Marathon Oil Corp.	2.700%	6/1/20	500	496
Marathon Oil Corp.	2.800%	11/1/22	600	567
Marathon Oil Corp.	3.850%	6/1/25	1,200	1,175
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,244
Marathon Oil Corp.	5.200%	6/1/45	300	290
Marathon Petroleum Corp.	5.125%	3/1/21	750	823
Marathon Petroleum Corp.	6.500%	3/1/41	750	853
Marathon Petroleum Corp.	4.750%	9/15/44	250	229
Marathon Petroleum Corp.	5.000%	9/15/54	500	453
Murphy Oil Corp.	2.500%	12/1/17	575	574
Murphy Oil Corp.	3.700%	12/1/22	650	594
Murphy Oil Corp.	5.125%	12/1/42	275	227
Nabors Industries Inc.	2.350%	9/15/16	125	125
Nabors Industries Inc.	6.150%	2/15/18	870	938
Nabors Industries Inc.	9.250%	1/15/19	125	144
Nabors Industries Inc.	5.000%	9/15/20	100	104
National Fuel Gas Co.	6.500%	4/15/18	750	799
National Fuel Gas Co.	3.750%	3/1/23	500	461
National Oilwell Varco Inc.	1.350%	12/1/17	300	297
National Oilwell Varco Inc.	2.600%	12/1/22	3,075	2,928
National Oilwell Varco Inc.	3.950%	12/1/42	300	261
NiSource Finance Corp.	6.400%	3/15/18	314	352
NiSource Finance Corp.	6.800%	1/15/19	550	633
NiSource Finance Corp.	6.125%	3/1/22	450	519
NiSource Finance Corp.	6.250%	12/15/40	400	473
NiSource Finance Corp.	5.950%	6/15/41	500	579
NiSource Finance Corp.	5.800%	2/1/42	300	347
NiSource Finance Corp.	4.800%	2/15/44	200	203
Noble Energy Inc.	8.250%	3/1/19	1,690	2,007
Noble Energy Inc.	4.150%	12/15/21	875	910
Noble Energy Inc.	6.000%	3/1/41	1,450	1,529
Noble Energy Inc.	5.250%	11/15/43	450	442
Noble Holding International Ltd.	3.450%	8/1/15	75	75
Noble Holding International Ltd.	2.500%	3/15/17	225	225
Noble Holding International Ltd.	4.900%	8/1/20	250	257
Noble Holding International Ltd.	5.950%	4/1/25	500	492
Noble Holding International Ltd.	6.200%	8/1/40	300	256
Noble Holding International Ltd.	6.050%	3/1/41	300	250
Noble Holding International Ltd.	5.250%	3/15/42	225	170
Noble Holding International Ltd.	6.950%	4/1/45	250	231
Occidental Petroleum Corp.	1.750%	2/15/17	225	227
Occidental Petroleum Corp.	4.100%	2/1/21	1,700	1,833
Occidental Petroleum Corp.	3.125%	2/15/22	750	751
Occidental Petroleum Corp.	3.500%	6/15/25	750	745
Occidental Petroleum Corp.	4.625%	6/15/45	750	743
Oceaneering International Inc.	4.650%	11/15/24	300	299
ONEOK Partners LP	6.150%	10/1/16	410	433
ONEOK Partners LP	2.000%	10/1/17	625	626
ONEOK Partners LP	8.625%	3/1/19	400	474
ONEOK Partners LP	3.375%	10/1/22	250	230
ONEOK Partners LP	4.900%	3/15/25	300	297
ONEOK Partners LP	6.650%	10/1/36	360	376
ONEOK Partners LP	6.125%	2/1/41	1,400	1,361
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	800	877
Petro-Canada	6.050%	5/15/18	1,350	1,499
Petro-Canada	7.875%	6/15/26	100	133
Petro-Canada	5.350%	7/15/33	450	478
Petro-Canada	5.950%	5/15/35	500	573

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Petro-Canada	6.800%	5/15/38	250	312
	Phillips 66	2.950%	5/1/17	1,550	1,592
	Phillips 66	4.300%	4/1/22	1,175	1,231
	Phillips 66	4.650%	11/15/34	300	293
	Phillips 66	5.875%	5/1/42	900	977
	Phillips 66	4.875%	11/15/44	1,750	1,666
	Phillips 66 Partners LP	2.646%	2/15/20	135	133
	Phillips 66 Partners LP	3.605%	2/15/25	350	329
	Phillips 66 Partners LP	4.680%	2/15/45	150	132
	Pioneer Natural Resources Co.	6.875%	5/1/18	500	563
	Pioneer Natural Resources Co.	7.500%	1/15/20	100	118
	Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,081
	Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	50	56
	Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	925	1,128
	Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	1,125	1,218
	Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	1,300	1,223
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	1,400	1,349
	Plains All American Pipeline LP / PAA Finance Corp.	6.700%	5/15/36	205	240
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	350	401
	Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	1,350	1,147
	Pride International Inc.	8.500%	6/15/19	1,125	1,329
	Pride International Inc.	6.875%	8/15/20	1,000	1,142
	Pride International Inc.	7.875%	8/15/40	375	413
	Questar Corp.	2.750%	2/1/16	25	25
	Regency Energy Partners LP / Regency Energy Finance
	Corp.	6.500%	7/15/21	500	529
	Regency Energy Partners LP / Regency Energy Finance
	Corp.	5.875%	3/1/22	1,200	1,276
	Regency Energy Partners LP / Regency Energy Finance
	Corp.	5.000%	10/1/22	1,050	1,067
	Regency Energy Partners LP / Regency Energy Finance
	Corp.	5.500%	4/15/23	500	506
	Regency Energy Partners LP / Regency Energy Finance
	Corp.	4.500%	11/1/23	200	193
	Rowan Cos. Inc.	7.875%	8/1/19	125	141
	Rowan Cos. Inc.	4.875%	6/1/22	750	738
	Rowan Cos. Inc.	4.750%	1/15/24	125	119
	Rowan Cos. Inc.	5.400%	12/1/42	725	586
	Schlumberger Investment SA	3.650%	12/1/23	2,550	2,628
	SESI LLC	7.125%	12/15/21	500	527
	Shell International Finance BV	5.200%	3/22/17	300	321
	Shell International Finance BV	1.125%	8/21/17	700	697
	Shell International Finance BV	1.900%	8/10/18	400	402
	Shell International Finance BV	2.000%	11/15/18	3,050	3,064
	Shell International Finance BV	4.300%	9/22/19	3,000	3,267
	Shell International Finance BV	4.375%	3/25/20	625	684
	Shell International Finance BV	2.375%	8/21/22	1,025	989
	Shell International Finance BV	2.250%	1/6/23	175	165
	Shell International Finance BV	3.400%	8/12/23	400	409
	Shell International Finance BV	3.250%	5/11/25	400	396
	Shell International Finance BV	4.125%	5/11/35	400	392
	Shell International Finance BV	6.375%	12/15/38	820	1,035
	Shell International Finance BV	5.500%	3/25/40	1,250	1,432
	Shell International Finance BV	3.625%	8/21/42	450	394
	Shell International Finance BV	4.550%	8/12/43	1,000	1,005
	Shell International Finance BV	4.375%	5/11/45	1,600	1,578
9	Southern Natural Gas Co. LLC	5.900%	4/1/17	150	160
	Southern Natural Gas Co. LLC	8.000%	3/1/32	350	415
	Southern Natural Gas Co. LLC / Southern Natural
	Issuing Corp.	4.400%	6/15/21	1,250	1,289
	Southwestern Energy Co.	3.300%	1/23/18	400	410
	Southwestern Energy Co.	4.050%	1/23/20	2,000	2,053
	Southwestern Energy Co.	4.100%	3/15/22	875	860
	Spectra Energy Capital LLC	6.200%	4/15/18	850	928

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Spectra Energy Capital LLC	8.000%	10/1/19	165	195
	Spectra Energy Capital LLC	7.500%	9/15/38	175	198
	Spectra Energy Partners LP	2.950%	9/25/18	75	77
	Spectra Energy Partners LP	3.500%	3/15/25	950	908
	Spectra Energy Partners LP	4.500%	3/15/45	500	441
	Suncor Energy Inc.	6.100%	6/1/18	100	112
	Suncor Energy Inc.	6.500%	6/15/38	2,140	2,617
	Suncor Energy Inc.	6.850%	6/1/39	310	393
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	400	389
	Sunoco Logistics Partners Operations LP	6.850%	2/15/40	419	465
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	300	262
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	950	865
	Talisman Energy Inc.	7.750%	6/1/19	990	1,131
	Talisman Energy Inc.	3.750%	2/1/21	350	345
	Talisman Energy Inc.	6.250%	2/1/38	500	503
	Talisman Energy Inc.	5.500%	5/15/42	500	457
	Texas Eastern Transmission LP	7.000%	7/15/32	500	619
	Tosco Corp.	8.125%	2/15/30	1,350	1,873
	Total Capital Canada Ltd.	1.450%	1/15/18	1,225	1,229
	Total Capital Canada Ltd.	2.750%	7/15/23	425	410
	Total Capital International SA	1.000%	8/12/16	300	300
	Total Capital International SA	2.100%	6/19/19	1,900	1,913
	Total Capital International SA	2.750%	6/19/21	1,350	1,347
	Total Capital International SA	2.875%	2/17/22	1,400	1,391
	Total Capital International SA	2.700%	1/25/23	1,700	1,640
	Total Capital International SA	3.700%	1/15/24	650	667
	Total Capital SA	2.125%	8/10/18	850	863
	Total Capital SA	4.450%	6/24/20	425	464
	Total Capital SA	4.125%	1/28/21	512	549
	TransCanada PipeLines Ltd.	6.500%	8/15/18	300	341
	TransCanada PipeLines Ltd.	3.800%	10/1/20	2,660	2,828
	TransCanada PipeLines Ltd.	2.500%	8/1/22	1,000	947
	TransCanada PipeLines Ltd.	3.750%	10/16/23	600	611
	TransCanada PipeLines Ltd.	5.600%	3/31/34	800	883
	TransCanada PipeLines Ltd.	5.850%	3/15/36	125	139
	TransCanada PipeLines Ltd.	6.200%	10/15/37	1,200	1,372
	TransCanada PipeLines Ltd.	7.625%	1/15/39	760	1,008
	TransCanada PipeLines Ltd.	5.000%	10/16/43	1,200	1,219
6	TransCanada PipeLines Ltd.	6.350%	5/15/67	400	382
	Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	230	256
	Valero Energy Corp.	9.375%	3/15/19	425	523
	Valero Energy Corp.	6.125%	2/1/20	850	970
	Valero Energy Corp.	3.650%	3/15/25	400	389
	Valero Energy Corp.	7.500%	4/15/32	875	1,077
	Valero Energy Corp.	6.625%	6/15/37	855	963
	Valero Energy Corp.	4.900%	3/15/45	400	374
	Weatherford International LLC	6.800%	6/15/37	400	376
	Weatherford International Ltd.	6.000%	3/15/18	425	453
	Weatherford International Ltd.	9.625%	3/1/19	1,243	1,455
	Weatherford International Ltd.	4.500%	4/15/22	775	727
	Weatherford International Ltd.	6.500%	8/1/36	800	736
	Weatherford International Ltd.	6.750%	9/15/40	250	232
	Weatherford International Ltd.	5.950%	4/15/42	480	406
	Western Gas Partners LP	5.375%	6/1/21	500	548
	Western Gas Partners LP	3.950%	6/1/25	300	288
	Western Gas Partners LP	5.450%	4/1/44	600	596
	Williams Cos. Inc.	4.550%	6/24/24	1,450	1,403
	Williams Cos. Inc.	7.500%	1/15/31	321	351
	Williams Cos. Inc.	7.750%	6/15/31	407	453
	Williams Cos. Inc.	5.750%	6/24/44	400	373
	Williams Partners LP	5.250%	3/15/20	1,395	1,517
	Williams Partners LP	4.000%	11/15/21	400	406
	Williams Partners LP	3.600%	3/15/22	750	726
	Williams Partners LP	3.350%	8/15/22	500	480

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Williams Partners LP	4.500%	11/15/23	1,260	1,268
	Williams Partners LP	3.900%	1/15/25	450	422
	Williams Partners LP	4.000%	9/15/25	100	94
	Williams Partners LP	6.300%	4/15/40	675	692
	Williams Partners LP	5.800%	11/15/43	700	680
	Williams Partners LP	5.400%	3/4/44	300	277
	Williams Partners LP	4.900%	1/15/45	325	283
	Williams Partners LP	5.100%	9/15/45	950	840
	Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	450	444
	Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	750	739
	Williams Partners LP/Williams Partners Finance Corp.	7.250%	2/1/17	500	543
	XTO Energy Inc.	6.250%	8/1/17	400	441
	XTO Energy Inc.	5.500%	6/15/18	400	448
	Other Industrial (0.0%)
	California Institute of Technology GO	4.700%	11/1/11	950	914
	Cintas Corp. No 2	6.125%	12/1/17	400	442
	Cintas Corp. No 2	3.250%	6/1/22	150	151
	Fluor Corp.	3.375%	9/15/21	150	156
	Fluor Corp.	3.500%	12/15/24	600	603
	Howard Hughes Medical Institute Revenue	3.500%	9/1/23	725	749
6	Johns Hopkins University Maryland GO	4.083%	7/1/53	300	286
	Massachusetts Institute of Technology GO	5.600%	7/1/11	400	480
	Massachusetts Institute of Technology GO	4.678%	7/1/14	700	702
6	Northwestern University Illinois GO	3.688%	12/1/38	300	287
6	Northwestern University Illinois GO	4.643%	12/1/44	350	379
	President & Fellows of Harvard College Massachusetts
	GO	3.619%	10/1/37	500	475
6	University of Notre Dame DU LAC Indiana GO	3.438%	2/15/45	300	270
	University of Pennsylvania GO	4.674%	9/1/12	625	613
	Yale University Connecticut GO	2.086%	4/15/19	150	152
	Technology (0.6%)
	Adobe Systems Inc.	4.750%	2/1/20	325	357
	Adobe Systems Inc.	3.250%	2/1/25	700	675
	Altera Corp.	1.750%	5/15/17	150	151
	Altera Corp.	2.500%	11/15/18	1,125	1,149
	Altera Corp.	4.100%	11/15/23	1,250	1,314
	Amphenol Corp.	1.550%	9/15/17	175	175
	Amphenol Corp.	2.550%	1/30/19	1,650	1,670
	Amphenol Corp.	3.125%	9/15/21	250	250
	Amphenol Corp.	4.000%	2/1/22	75	77
	Analog Devices Inc.	2.875%	6/1/23	375	362
	Apple Inc.	1.050%	5/5/17	1,275	1,278
	Apple Inc.	0.900%	5/12/17	500	500
	Apple Inc.	1.000%	5/3/18	1,300	1,285
	Apple Inc.	2.100%	5/6/19	1,650	1,665
	Apple Inc.	1.550%	2/7/20	1,550	1,515
	Apple Inc.	2.000%	5/6/20	700	695
	Apple Inc.	2.850%	5/6/21	1,825	1,849
	Apple Inc.	2.150%	2/9/22	2,500	2,385
	Apple Inc.	2.700%	5/13/22	1,500	1,480
	Apple Inc.	2.400%	5/3/23	2,800	2,674
	Apple Inc.	3.450%	5/6/24	1,875	1,913
	Apple Inc.	2.500%	2/9/25	1,300	1,213
	Apple Inc.	3.200%	5/13/25	1,300	1,287
	Apple Inc.	3.850%	5/4/43	1,400	1,264
	Apple Inc.	4.450%	5/6/44	1,150	1,147
	Apple Inc.	3.450%	2/9/45	1,275	1,084
	Apple Inc.	4.375%	5/13/45	1,100	1,078
	Applied Materials Inc.	4.300%	6/15/21	1,435	1,534
	Applied Materials Inc.	5.850%	6/15/41	125	141
	Arrow Electronics Inc.	3.000%	3/1/18	200	204
	Arrow Electronics Inc.	3.500%	4/1/22	325	319
	Arrow Electronics Inc.	4.500%	3/1/23	400	408

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Arrow Electronics Inc.	4.000%	4/1/25	400	390
Autodesk Inc.	1.950%	12/15/17	550	552
Autodesk Inc.	3.125%	6/15/20	225	226
Autodesk Inc.	3.600%	12/15/22	100	99
Autodesk Inc.	4.375%	6/15/25	175	175
Baidu Inc.	2.750%	6/9/19	350	349
Baidu Inc.	3.500%	11/28/22	1,500	1,479
Broadcom Corp.	2.700%	11/1/18	340	344
Broadcom Corp.	2.500%	8/15/22	1,100	1,072
Broadridge Financial Solutions Inc.	3.950%	9/1/20	75	78
CA Inc.	5.375%	12/1/19	205	228
CA Inc.	4.500%	8/15/23	150	156
Cadence Design Systems Inc.	4.375%	10/15/24	125	126
Cisco Systems Inc.	1.100%	3/3/17	425	426
Cisco Systems Inc.	3.150%	3/14/17	1,100	1,142
Cisco Systems Inc.	4.950%	2/15/19	1,550	1,710
Cisco Systems Inc.	2.125%	3/1/19	1,325	1,333
Cisco Systems Inc.	4.450%	1/15/20	2,775	3,029
Cisco Systems Inc.	2.900%	3/4/21	225	229
Cisco Systems Inc.	3.625%	3/4/24	400	413
Cisco Systems Inc.	5.900%	2/15/39	425	505
Cisco Systems Inc.	5.500%	1/15/40	1,205	1,364
Computer Sciences Corp.	6.500%	3/15/18	125	138
Corning Inc.	1.500%	5/8/18	875	874
Corning Inc.	6.625%	5/15/19	50	58
Corning Inc.	2.900%	5/15/22	625	621
Corning Inc.	3.700%	11/15/23	500	513
Corning Inc.	4.700%	3/15/37	1,175	1,180
Corning Inc.	5.750%	8/15/40	340	390
Dun & Bradstreet Corp.	2.875%	11/15/15	150	151
EMC Corp.	1.875%	6/1/18	1,460	1,462
EMC Corp.	2.650%	6/1/20	1,445	1,459
EMC Corp.	3.375%	6/1/23	710	708
Equifax Inc.	6.300%	7/1/17	125	137
Fidelity National Information Services Inc.	2.000%	4/15/18	100	100
Fidelity National Information Services Inc.	5.000%	3/15/22	350	370
Fidelity National Information Services Inc.	3.500%	4/15/23	1,500	1,454
Fidelity National Information Services Inc.	3.875%	6/5/24	325	321
Fiserv Inc.	3.125%	10/1/15	150	151
Fiserv Inc.	2.700%	6/1/20	525	524
Fiserv Inc.	3.850%	6/1/25	700	700
Google Inc.	3.625%	5/19/21	350	374
Hewlett-Packard Co.	3.000%	9/15/16	325	332
Hewlett-Packard Co.	5.400%	3/1/17	225	239
Hewlett-Packard Co.	2.600%	9/15/17	400	407
Hewlett-Packard Co.	5.500%	3/1/18	1,175	1,287
Hewlett-Packard Co.	2.750%	1/14/19	2,650	2,680
Hewlett-Packard Co.	3.750%	12/1/20	700	721
Hewlett-Packard Co.	4.300%	6/1/21	150	156
Hewlett-Packard Co.	4.375%	9/15/21	650	674
Hewlett-Packard Co.	4.650%	12/9/21	2,175	2,308
Hewlett-Packard Co.	6.000%	9/15/41	610	602
Ingram Micro Inc.	4.950%	12/15/24	925	942
Intel Corp.	1.950%	10/1/16	975	989
Intel Corp.	1.350%	12/15/17	4,510	4,508
Intel Corp.	3.300%	10/1/21	200	208
Intel Corp.	2.700%	12/15/22	700	684
Intel Corp.	4.000%	12/15/32	475	457
Intel Corp.	4.800%	10/1/41	1,955	1,956
Intel Corp.	4.250%	12/15/42	775	725
International Business Machines Corp.	2.000%	1/5/16	275	277
International Business Machines Corp.	1.950%	7/22/16	300	304
International Business Machines Corp.	1.250%	2/6/17	1,150	1,158
International Business Machines Corp.	5.700%	9/14/17	4,000	4,385

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	International Business Machines Corp.	1.250%	2/8/18	2,555	2,549
	International Business Machines Corp.	1.950%	2/12/19	675	678
	International Business Machines Corp.	1.625%	5/15/20	670	650
	International Business Machines Corp.	2.900%	11/1/21	200	205
	International Business Machines Corp.	3.375%	8/1/23	800	805
	International Business Machines Corp.	3.625%	2/12/24	1,200	1,212
	International Business Machines Corp.	5.600%	11/30/39	1,114	1,263
	International Business Machines Corp.	4.000%	6/20/42	423	380
	Jabil Circuit Inc.	5.625%	12/15/20	250	269
	Juniper Networks Inc.	3.300%	6/15/20	475	478
	Juniper Networks Inc.	4.600%	3/15/21	360	380
	Juniper Networks Inc.	4.350%	6/15/25	200	199
	Juniper Networks Inc.	5.950%	3/15/41	150	151
9	Keysight Technologies Inc.	3.300%	10/30/19	350	351
9	Keysight Technologies Inc.	4.550%	10/30/24	325	313
	KLA-Tencor Corp.	2.375%	11/1/17	100	101
	KLA-Tencor Corp.	3.375%	11/1/19	100	102
	KLA-Tencor Corp.	4.125%	11/1/21	2,000	2,049
	KLA-Tencor Corp.	4.650%	11/1/24	400	399
	Lam Research Corp.	2.750%	3/15/20	325	322
	Lam Research Corp.	3.800%	3/15/25	425	413
	Lender Processing Services Inc / Black Knight Lending
	Solutions Inc	5.750%	4/15/23	344	365
	Lexmark International Inc.	6.650%	6/1/18	375	412
	Maxim Integrated Products Inc.	3.375%	3/15/23	50	49
	Microsoft Corp.	1.625%	9/25/15	200	201
	Microsoft Corp.	1.000%	5/1/18	400	399
	Microsoft Corp.	1.625%	12/6/18	900	907
	Microsoft Corp.	4.200%	6/1/19	460	502
	Microsoft Corp.	3.000%	10/1/20	250	260
	Microsoft Corp.	2.375%	2/12/22	1,000	979
	Microsoft Corp.	2.125%	11/15/22	225	214
	Microsoft Corp.	2.375%	5/1/23	750	724
	Microsoft Corp.	3.625%	12/15/23	750	780
	Microsoft Corp.	2.700%	2/12/25	925	887
	Microsoft Corp.	3.500%	2/12/35	1,000	914
	Microsoft Corp.	5.200%	6/1/39	629	705
	Microsoft Corp.	4.500%	10/1/40	125	127
	Microsoft Corp.	5.300%	2/8/41	600	676
	Microsoft Corp.	3.500%	11/15/42	850	734
	Microsoft Corp.	3.750%	5/1/43	185	167
	Microsoft Corp.	4.875%	12/15/43	350	377
	Microsoft Corp.	3.750%	2/12/45	1,000	894
	Microsoft Corp.	4.000%	2/12/55	2,000	1,804
	Motorola Solutions Inc.	3.750%	5/15/22	400	391
	Motorola Solutions Inc.	4.000%	9/1/24	400	388
	Motorola Solutions Inc.	7.500%	5/15/25	75	90
	Motorola Solutions Inc.	5.500%	9/1/44	300	279
	NetApp Inc.	3.375%	6/15/21	900	885
	Oracle Corp.	1.200%	10/15/17	1,150	1,149
	Oracle Corp.	5.750%	4/15/18	1,415	1,574
	Oracle Corp.	2.375%	1/15/19	525	532
	Oracle Corp.	5.000%	7/8/19	1,175	1,304
	Oracle Corp.	2.250%	10/8/19	2,850	2,864
	Oracle Corp.	2.500%	5/15/22	1,250	1,215
	Oracle Corp.	2.500%	10/15/22	2,425	2,333
	Oracle Corp.	3.400%	7/8/24	2,350	2,355
	Oracle Corp.	2.950%	5/15/25	3,000	2,875
	Oracle Corp.	3.250%	5/15/30	275	253
	Oracle Corp.	4.300%	7/8/34	1,350	1,323
	Oracle Corp.	3.900%	5/15/35	1,350	1,247
	Oracle Corp.	6.500%	4/15/38	625	784
	Oracle Corp.	6.125%	7/8/39	645	777
	Oracle Corp.	5.375%	7/15/40	1,375	1,514

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Oracle Corp.	4.500%	7/8/44	775	762
	Oracle Corp.	4.125%	5/15/45	2,400	2,214
	Oracle Corp.	4.375%	5/15/55	1,000	929
	Pitney Bowes Inc.	4.625%	3/15/24	1,050	1,058
	QUALCOMM Inc.	2.250%	5/20/20	1,000	999
	QUALCOMM Inc.	3.450%	5/20/25	1,300	1,264
	QUALCOMM Inc.	4.650%	5/20/35	475	459
	QUALCOMM Inc.	4.800%	5/20/45	800	760
	Seagate HDD Cayman	3.750%	11/15/18	675	699
	Seagate HDD Cayman	4.750%	6/1/23	1,500	1,526
9	Seagate HDD Cayman	4.750%	1/1/25	750	746
9	Seagate HDD Cayman	4.875%	6/1/27	450	439
9	Seagate HDD Cayman	5.750%	12/1/34	1,425	1,393
	Symantec Corp.	2.750%	9/15/15	50	50
	Symantec Corp.	2.750%	6/15/17	500	506
	Symantec Corp.	4.200%	9/15/20	75	78
	Symantec Corp.	3.950%	6/15/22	400	400
	Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	475	491
	Texas Instruments Inc.	1.650%	8/3/19	1,000	984
	Total System Services Inc.	2.375%	6/1/18	125	125
	Trimble Navigation Ltd.	4.750%	12/1/24	225	226
	Tyco Electronics Group SA	6.550%	10/1/17	355	394
	Tyco Electronics Group SA	2.350%	8/1/19	200	200
	Tyco Electronics Group SA	3.500%	2/3/22	750	761
	Tyco Electronics Group SA	3.450%	8/1/24	350	350
	Tyco Electronics Group SA	7.125%	10/1/37	700	899
	Verisk Analytics Inc.	4.125%	9/12/22	1,300	1,324
	Verisk Analytics Inc.	5.500%	6/15/45	250	245
	Xerox Corp.	6.750%	2/1/17	350	377
	Xerox Corp.	2.950%	3/15/17	325	333
	Xerox Corp.	6.350%	5/15/18	1,580	1,761
	Xerox Corp.	2.750%	3/15/19	250	253
	Xerox Corp.	5.625%	12/15/19	550	616
	Xerox Corp.	2.800%	5/15/20	300	299
	Xerox Corp.	4.500%	5/15/21	835	883
	Xerox Corp.	3.800%	5/15/24	125	120
	Xilinx Inc.	2.125%	3/15/19	325	326
	Xilinx Inc.	3.000%	3/15/21	1,275	1,294
	Transportation (0.3%)
6	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	434	443
6	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	756	800
6	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	461	459
6	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	900	875
6	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	150	148
	Burlington Northern Santa Fe LLC	5.650%	5/1/17	75	81
	Burlington Northern Santa Fe LLC	5.750%	3/15/18	625	694
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	287
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	439
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	424
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	400	399
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	400	397
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	425	415
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	475	491
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	407
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	397
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	239
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	905
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	153
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	500	619
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	450	515
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	395
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	425	466
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	554

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	192
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	350	338
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	534
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	300	311
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	593
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	300	277
	Canadian National Railway Co.	1.450%	12/15/16	925	930
	Canadian National Railway Co.	5.550%	3/1/19	265	298
	Canadian National Railway Co.	2.850%	12/15/21	550	558
	Canadian National Railway Co.	6.250%	8/1/34	350	439
	Canadian National Railway Co.	6.200%	6/1/36	350	445
	Canadian National Railway Co.	6.375%	11/15/37	350	453
	Canadian Pacific Railway Co.	6.500%	5/15/18	250	281
	Canadian Pacific Railway Co.	4.450%	3/15/23	1,125	1,215
	Canadian Pacific Railway Co.	2.900%	2/1/25	100	94
	Canadian Pacific Railway Co.	7.125%	10/15/31	225	289
	Canadian Pacific Railway Co.	5.950%	5/15/37	1,275	1,486
	Canadian Pacific Railway Ltd.	4.500%	1/15/22	1,541	1,689
	Con-way Inc.	6.700%	5/1/34	350	379
6	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	972	1,118
6	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	1,127	1,149
6	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	415	421
	CSX Corp.	5.600%	5/1/17	25	27
	CSX Corp.	7.900%	5/1/17	126	141
	CSX Corp.	6.250%	3/15/18	725	812
	CSX Corp.	7.375%	2/1/19	2,065	2,419
	CSX Corp.	3.700%	10/30/20	205	216
	CSX Corp.	6.220%	4/30/40	174	213
	CSX Corp.	5.500%	4/15/41	425	472
	CSX Corp.	4.750%	5/30/42	1,420	1,427
	CSX Corp.	4.100%	3/15/44	800	730
	CSX Corp.	3.950%	5/1/50	650	566
6	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	182	208
6	Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	6/17/21	375	429
6	Delta Air Lines 2010-1 Class A Pass Through Trust	6.200%	1/2/20	31	33
6	Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	11/23/20	63	67
6	Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	62	66
	FedEx Corp.	8.000%	1/15/19	425	508
	FedEx Corp.	2.625%	8/1/22	50	48
	FedEx Corp.	4.000%	1/15/24	450	466
	FedEx Corp.	3.900%	2/1/35	500	457
	FedEx Corp.	3.875%	8/1/42	200	172
	FedEx Corp.	4.100%	4/15/43	300	268
	FedEx Corp.	5.100%	1/15/44	500	513
6	Hawaiian Airlines 2013-1 Class A Pass Through
	Certificates	3.900%	1/15/26	194	191
	JB Hunt Transport Services Inc.	3.850%	3/15/24	200	205
	Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	25	24
	Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	1,500	1,433
6,9	Latam Airlines 2015-1 Pass Through Trust A	4.200%	11/15/27	550	544
	Norfolk Southern Corp.	5.750%	1/15/16	175	180
	Norfolk Southern Corp.	7.700%	5/15/17	400	445
	Norfolk Southern Corp.	5.750%	4/1/18	100	111
	Norfolk Southern Corp.	5.900%	6/15/19	835	948
	Norfolk Southern Corp.	3.250%	12/1/21	25	26
	Norfolk Southern Corp.	2.903%	2/15/23	780	754
	Norfolk Southern Corp.	5.590%	5/17/25	164	188
	Norfolk Southern Corp.	7.800%	5/15/27	100	135
	Norfolk Southern Corp.	4.837%	10/1/41	665	679
	Norfolk Southern Corp.	3.950%	10/1/42	425	380
	Norfolk Southern Corp.	4.450%	6/15/45	275	263
	Norfolk Southern Corp.	6.000%	5/23/11	925	1,047
	Norfolk Southern Railway Co.	9.750%	6/15/20	116	152
6	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	5/1/21	1,219	1,383

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Ryder System Inc.	5.850%	11/1/16	75	79
	Ryder System Inc.	2.450%	11/15/18	1,000	1,005
	Ryder System Inc.	2.350%	2/26/19	1,550	1,555
	Ryder System Inc.	2.550%	6/1/19	800	799
	Ryder System Inc.	2.500%	5/11/20	200	198
	Southwest Airlines Co.	5.750%	12/15/16	200	213
	Southwest Airlines Co.	5.125%	3/1/17	400	425
6	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	107	121
	Trinity Industries Inc.	4.550%	10/1/24	250	241
	Union Pacific Corp.	1.800%	2/1/20	950	937
	Union Pacific Corp.	2.250%	6/19/20	800	802
	Union Pacific Corp.	2.750%	4/15/23	200	194
	Union Pacific Corp.	3.250%	1/15/25	300	297
	Union Pacific Corp.	3.250%	8/15/25	800	789
	Union Pacific Corp.	6.625%	2/1/29	400	530
	Union Pacific Corp.	3.375%	2/1/35	900	799
	Union Pacific Corp.	4.750%	9/15/41	750	780
	Union Pacific Corp.	4.250%	4/15/43	400	389
	Union Pacific Corp.	4.750%	12/15/43	325	341
	Union Pacific Corp.	4.821%	2/1/44	639	679
	Union Pacific Corp.	4.850%	6/15/44	800	851
	Union Pacific Corp.	4.150%	1/15/45	400	381
	Union Pacific Corp.	3.875%	2/1/55	400	350
6	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	684	701
6	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	750	756
	United Parcel Service Inc.	1.125%	10/1/17	800	801
	United Parcel Service Inc.	5.500%	1/15/18	1,000	1,102
	United Parcel Service Inc.	5.125%	4/1/19	175	195
	United Parcel Service Inc.	3.125%	1/15/21	965	1,002
	United Parcel Service Inc.	2.450%	10/1/22	925	892
	United Parcel Service Inc.	6.200%	1/15/38	660	822
	United Parcel Service Inc.	3.625%	10/1/42	675	609
6	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	94	94
6	US Airways Inc. 2012-2 Class A Pass Through Trust	4.625%	12/3/26	65	68
					1,661,582
Utilities (0.8%)
	Electric (0.8%)
	AEP Texas Central Co.	6.650%	2/15/33	400	500
	Alabama Power Co.	5.500%	10/15/17	550	603
	Alabama Power Co.	3.550%	12/1/23	1,700	1,749
	Alabama Power Co.	2.800%	4/1/25	200	192
	Alabama Power Co.	4.100%	1/15/42	1,000	963
	Alabama Power Co.	3.850%	12/1/42	125	113
	Alabama Power Co.	4.150%	8/15/44	300	287
	Alabama Power Co.	3.750%	3/1/45	1,150	1,029
	Ameren Illinois Co.	6.125%	11/15/17	25	28
	Ameren Illinois Co.	2.700%	9/1/22	250	245
	Ameren Illinois Co.	3.250%	3/1/25	275	274
	American Electric Power Co. Inc.	1.650%	12/15/17	325	326
	Appalachian Power Co.	3.400%	6/1/25	500	492
	Appalachian Power Co.	5.800%	10/1/35	100	115
	Appalachian Power Co.	6.700%	8/15/37	500	621
	Appalachian Power Co.	7.000%	4/1/38	260	327
	Arizona Public Service Co.	3.150%	5/15/25	500	493
	Arizona Public Service Co.	5.500%	9/1/35	150	174
	Arizona Public Service Co.	5.050%	9/1/41	575	637
	Arizona Public Service Co.	4.500%	4/1/42	25	25
	Arizona Public Service Co.	4.700%	1/15/44	400	418
	Atlantic City Electric Co.	7.750%	11/15/18	150	179
	Baltimore Gas & Electric Co.	3.350%	7/1/23	950	954
	Berkshire Hathaway Energy Co.	1.100%	5/15/17	235	234
	Berkshire Hathaway Energy Co.	2.000%	11/15/18	125	126
	Berkshire Hathaway Energy Co.	2.400%	2/1/20	200	199

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	525	536
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	500	497
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	975	1,144
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,225	1,406
	Berkshire Hathaway Energy Co.	6.500%	9/15/37	370	453
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	475	504
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	500	487
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	237
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	621
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	550	564
	Cleco Power LLC	6.000%	12/1/40	175	200
	Cleveland Electric Illuminating Co.	5.700%	4/1/17	259	275
	Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	228
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,775	2,020
	CMS Energy Corp.	8.750%	6/15/19	500	612
	CMS Energy Corp.	6.250%	2/1/20	600	689
	CMS Energy Corp.	5.050%	3/15/22	500	550
	CMS Energy Corp.	3.875%	3/1/24	900	907
	CMS Energy Corp.	4.700%	3/31/43	350	349
	CMS Energy Corp.	4.875%	3/1/44	300	303
	Commonwealth Edison Co.	5.950%	8/15/16	200	211
	Commonwealth Edison Co.	1.950%	9/1/16	115	116
	Commonwealth Edison Co.	6.150%	9/15/17	600	661
	Commonwealth Edison Co.	5.800%	3/15/18	150	167
	Commonwealth Edison Co.	5.900%	3/15/36	100	119
	Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,307
	Commonwealth Edison Co.	4.600%	8/15/43	1,750	1,799
	Commonwealth Edison Co.	4.700%	1/15/44	900	943
	Commonwealth Edison Co.	3.700%	3/1/45	1,500	1,342
	Connecticut Light & Power Co.	5.500%	2/1/19	150	168
	Connecticut Light & Power Co.	6.350%	6/1/36	250	317
	Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,100	1,282
	Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	850	930
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	336
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,015
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	489
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	525
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	475	432
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,530	1,514
	Constellation Energy Group Inc.	5.150%	12/1/20	1,495	1,653
	Consumers Energy Co.	6.125%	3/15/19	1,000	1,140
	Consumers Energy Co.	6.700%	9/15/19	300	351
	Consumers Energy Co.	2.850%	5/15/22	1,150	1,150
	Consumers Energy Co.	3.375%	8/15/23	225	228
	Consumers Energy Co.	4.350%	8/31/64	150	140
	Delmarva Power & Light Co.	3.500%	11/15/23	125	128
	Delmarva Power & Light Co.	4.000%	6/1/42	225	214
	Dominion Resources Inc.	2.250%	9/1/15	750	752
	Dominion Resources Inc.	1.400%	9/15/17	100	100
	Dominion Resources Inc.	2.500%	12/1/19	400	401
	Dominion Resources Inc.	4.450%	3/15/21	125	134
	Dominion Resources Inc.	2.750%	9/15/22	100	96
	Dominion Resources Inc.	3.625%	12/1/24	800	792
	Dominion Resources Inc.	5.250%	8/1/33	200	209
	Dominion Resources Inc.	4.900%	8/1/41	550	559
	Dominion Resources Inc.	4.050%	9/15/42	325	293
	Dominion Resources Inc.	4.700%	12/1/44	600	583
6	Dominion Resources Inc.	5.750%	10/1/54	375	390
6	Dominion Resources Inc.	7.500%	6/30/66	175	165
	DTE Electric Co.	3.450%	10/1/20	410	430
	DTE Electric Co.	3.900%	6/1/21	100	107
	DTE Electric Co.	2.650%	6/15/22	325	319
	DTE Electric Co.	3.375%	3/1/25	2,425	2,455
	DTE Electric Co.	5.700%	10/1/37	125	149

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
DTE Electric Co.	3.950%	6/15/42	1,150	1,096
DTE Energy Co.	2.400%	12/1/19	350	349
DTE Energy Co.	3.500%	6/1/24	700	700
Duke Energy Carolinas LLC	7.000%	11/15/18	660	777
Duke Energy Carolinas LLC	4.300%	6/15/20	500	547
Duke Energy Carolinas LLC	3.900%	6/15/21	1,030	1,101
Duke Energy Carolinas LLC	6.000%	12/1/28	300	365
Duke Energy Carolinas LLC	6.100%	6/1/37	300	364
Duke Energy Carolinas LLC	6.000%	1/15/38	25	31
Duke Energy Carolinas LLC	6.050%	4/15/38	25	31
Duke Energy Carolinas LLC	5.300%	2/15/40	710	812
Duke Energy Carolinas LLC	4.250%	12/15/41	800	791
Duke Energy Carolinas LLC	4.000%	9/30/42	425	403
Duke Energy Corp.	1.625%	8/15/17	625	627
Duke Energy Corp.	2.100%	6/15/18	1,000	1,011
Duke Energy Corp.	5.050%	9/15/19	2,625	2,905
Duke Energy Corp.	3.050%	8/15/22	200	198
Duke Energy Corp.	3.950%	10/15/23	225	233
Duke Energy Corp.	3.750%	4/15/24	200	203
Duke Energy Florida Inc.	5.650%	6/15/18	50	56
Duke Energy Florida Inc.	4.550%	4/1/20	1,375	1,509
Duke Energy Florida Inc.	6.350%	9/15/37	525	666
Duke Energy Florida Inc.	6.400%	6/15/38	600	770
Duke Energy Indiana Inc.	3.750%	7/15/20	185	196
Duke Energy Indiana Inc.	4.200%	3/15/42	475	462
Duke Energy Indiana Inc.	4.900%	7/15/43	850	907
Duke Energy Progress Inc.	5.300%	1/15/19	675	752
Duke Energy Progress Inc.	3.000%	9/15/21	750	764
Duke Energy Progress Inc.	4.375%	3/30/44	525	529
Duke Energy Progress Inc.	4.150%	12/1/44	900	871
El Paso Electric Co.	6.000%	5/15/35	175	205
Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,320
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	150	167
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,500	1,736
Entergy Louisiana LLC	5.400%	11/1/24	1,175	1,347
Entergy Louisiana LLC	4.950%	1/15/45	400	390
Entergy Texas Inc.	7.125%	2/1/19	300	349
Entergy Texas Inc.	5.150%	6/1/45	300	295
Eversource Energy	4.500%	11/15/19	2,357	2,574
Exelon Corp.	1.550%	6/9/17	250	250
Exelon Corp.	2.850%	6/15/20	225	226
Exelon Corp.	3.950%	6/15/25	500	501
Exelon Corp.	4.950%	6/15/35	800	806
Exelon Corp.	5.625%	6/15/35	365	390
Exelon Corp.	5.100%	6/15/45	700	703
Exelon Generation Co. LLC	6.200%	10/1/17	930	1,017
Exelon Generation Co. LLC	4.000%	10/1/20	575	599
Exelon Generation Co. LLC	5.600%	6/15/42	1,121	1,136
FirstEnergy Solutions Corp.	6.800%	8/15/39	275	288
Florida Power & Light Co.	5.550%	11/1/17	75	82
Florida Power & Light Co.	2.750%	6/1/23	325	319
Florida Power & Light Co.	3.250%	6/1/24	300	302
Florida Power & Light Co.	5.950%	10/1/33	100	122
Florida Power & Light Co.	5.625%	4/1/34	225	266
Florida Power & Light Co.	4.950%	6/1/35	50	55
Florida Power & Light Co.	6.200%	6/1/36	50	63
Florida Power & Light Co.	5.850%	5/1/37	560	681
Florida Power & Light Co.	5.950%	2/1/38	175	216
Florida Power & Light Co.	5.960%	4/1/39	225	280
Florida Power & Light Co.	4.125%	2/1/42	1,575	1,550
Florida Power & Light Co.	3.800%	12/15/42	925	860
Georgia Power Co.	5.950%	2/1/39	150	178
Georgia Power Co.	4.750%	9/1/40	125	129
Georgia Power Co.	4.300%	3/15/42	675	647

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Georgia Power Co.	4.300%	3/15/43	250	239
	Iberdrola International BV	6.750%	7/15/36	175	214
	Indiana Michigan Power Co.	7.000%	3/15/19	300	349
	Indiana Michigan Power Co.	3.200%	3/15/23	475	470
6	Integrys Energy Group Inc.	6.110%	12/1/66	300	283
	Interstate Power & Light Co.	3.250%	12/1/24	150	151
	Interstate Power & Light Co.	6.250%	7/15/39	100	126
	ITC Holdings Corp.	4.050%	7/1/23	175	181
	ITC Holdings Corp.	5.300%	7/1/43	700	745
	Jersey Central Power & Light Co.	5.650%	6/1/17	350	376
	Jersey Central Power & Light Co.	6.150%	6/1/37	200	229
6	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	168	180
	Kansas City Power & Light Co.	6.050%	11/15/35	200	234
	Kansas City Power & Light Co.	5.300%	10/1/41	830	895
	Kentucky Utilities Co.	3.250%	11/1/20	200	208
	Kentucky Utilities Co.	4.650%	11/15/43	875	918
	LG&E & KU Energy LLC	3.750%	11/15/20	1,150	1,200
	Louisville Gas & Electric Co.	5.125%	11/15/40	100	112
	Louisville Gas & Electric Co.	4.650%	11/15/43	625	656
	MidAmerican Energy Co.	5.950%	7/15/17	560	611
	MidAmerican Energy Co.	6.750%	12/30/31	725	945
	MidAmerican Energy Co.	4.800%	9/15/43	1,050	1,122
	Mississippi Power Co.	4.250%	3/15/42	375	333
	National Rural Utilities Cooperative Finance Corp.	3.050%	3/1/16	125	127
	National Rural Utilities Cooperative Finance Corp.	0.950%	4/24/17	400	399
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	1,025	1,123
	National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	1,100	1,400
	National Rural Utilities Cooperative Finance Corp.	2.300%	11/15/19	75	75
	National Rural Utilities Cooperative Finance Corp.	2.000%	1/27/20	1,300	1,286
	National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	900	902
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	789	777
6	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	100	100
	Nevada Power Co.	6.500%	5/15/18	1,200	1,365
	Nevada Power Co.	6.650%	4/1/36	410	526
	Nevada Power Co.	5.450%	5/15/41	500	568
	NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	1,200	1,197
	NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	475	478
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	615	664
	NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	1,125	1,131
6	NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	225	199
6	NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	275	256
	Northern States Power Co.	5.250%	3/1/18	950	1,039
	Northern States Power Co.	6.250%	6/1/36	650	820
	Northern States Power Co.	6.200%	7/1/37	250	318
	Northern States Power Co.	5.350%	11/1/39	375	431
	Northern States Power Co.	4.125%	5/15/44	100	98
	NorthWestern Corp.	4.176%	11/15/44	250	244
	NSTAR Electric Co.	5.625%	11/15/17	525	576
	NSTAR Electric Co.	5.500%	3/15/40	550	644
	Oglethorpe Power Corp.	6.100%	3/15/19	200	226
	Oglethorpe Power Corp.	5.950%	11/1/39	100	118
	Oglethorpe Power Corp.	5.375%	11/1/40	380	416
	Oglethorpe Power Corp.	4.550%	6/1/44	300	295
	Ohio Edison Co.	8.250%	10/15/38	400	583
	Ohio Power Co.	6.050%	5/1/18	100	111
	Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	181
	Oklahoma Gas & Electric Co.	3.900%	5/1/43	875	806
	Oklahoma Gas & Electric Co.	4.000%	12/15/44	175	164
	Oncor Electric Delivery Co. LLC	6.800%	9/1/18	330	382
	Oncor Electric Delivery Co. LLC	2.150%	6/1/19	1,075	1,066
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	246
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	600	812
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	500
	Pacific Gas & Electric Co.	5.625%	11/30/17	250	273

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Pacific Gas & Electric Co.	8.250%	10/15/18	275	330
	Pacific Gas & Electric Co.	3.500%	10/1/20	410	427
	Pacific Gas & Electric Co.	4.250%	5/15/21	225	240
	Pacific Gas & Electric Co.	3.250%	9/15/21	1,000	1,015
	Pacific Gas & Electric Co.	3.250%	6/15/23	575	570
	Pacific Gas & Electric Co.	3.750%	2/15/24	150	154
	Pacific Gas & Electric Co.	3.400%	8/15/24	625	623
	Pacific Gas & Electric Co.	6.050%	3/1/34	1,235	1,481
	Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,178
	Pacific Gas & Electric Co.	6.250%	3/1/39	1,000	1,216
	Pacific Gas & Electric Co.	5.400%	1/15/40	500	553
	Pacific Gas & Electric Co.	4.450%	4/15/42	600	585
	Pacific Gas & Electric Co.	4.600%	6/15/43	225	226
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,500	1,542
	PacifiCorp	5.650%	7/15/18	300	335
	PacifiCorp	2.950%	2/1/22	1,000	999
	PacifiCorp	3.600%	4/1/24	500	515
	PacifiCorp	5.250%	6/15/35	475	533
	PacifiCorp	5.750%	4/1/37	410	485
	PacifiCorp	6.250%	10/15/37	600	752
	PacifiCorp	4.100%	2/1/42	350	338
	Peco Energy Co.	1.200%	10/15/16	350	351
	Peco Energy Co.	5.350%	3/1/18	125	137
	Pennsylvania Electric Co.	6.050%	9/1/17	75	82
	Pennsylvania Electric Co.	5.200%	4/1/20	205	224
	Pepco Holdings Inc.	2.700%	10/1/15	680	683
	PG&E Corp.	2.400%	3/1/19	1,650	1,652
	Potomac Electric Power Co.	6.500%	11/15/37	400	513
	PPL Capital Funding Inc.	3.500%	12/1/22	375	379
	PPL Capital Funding Inc.	3.950%	3/15/24	225	232
	PPL Capital Funding Inc.	5.000%	3/15/44	1,450	1,524
	PPL Electric Utilities Corp.	3.000%	9/15/21	410	415
	PPL Electric Utilities Corp.	6.250%	5/15/39	100	127
	PPL Electric Utilities Corp.	4.750%	7/15/43	1,000	1,070
	Progress Energy Inc.	3.150%	4/1/22	500	497
	Progress Energy Inc.	7.750%	3/1/31	625	842
	Progress Energy Inc.	6.000%	12/1/39	410	493
	PSEG Power LLC	5.500%	12/1/15	450	458
	PSEG Power LLC	2.750%	9/15/16	615	627
	PSEG Power LLC	5.125%	4/15/20	150	165
	PSEG Power LLC	4.150%	9/15/21	50	52
	Public Service Co. of Colorado	5.800%	8/1/18	100	112
	Public Service Co. of Colorado	5.125%	6/1/19	175	196
	Public Service Co. of Colorado	3.200%	11/15/20	1,000	1,041
	Public Service Co. of Colorado	2.900%	5/15/25	500	484
	Public Service Co. of Colorado	6.250%	9/1/37	100	129
	Public Service Co. of Colorado	3.600%	9/15/42	225	202
	Public Service Co. of Colorado	4.300%	3/15/44	200	201
	Public Service Co. of New Hampshire	3.500%	11/1/23	150	154
	Public Service Co. of Oklahoma	5.150%	12/1/19	600	666
	Public Service Co. of Oklahoma	4.400%	2/1/21	500	536
	Public Service Co. of Oklahoma	6.625%	11/15/37	275	347
	Public Service Electric & Gas Co.	5.300%	5/1/18	394	435
	Public Service Electric & Gas Co.	2.300%	9/15/18	450	462
	Public Service Electric & Gas Co.	1.800%	6/1/19	200	197
	Public Service Electric & Gas Co.	2.375%	5/15/23	225	214
	Public Service Electric & Gas Co.	3.000%	5/15/25	500	489
	Public Service Electric & Gas Co.	5.375%	11/1/39	300	353
	Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,460
	Public Service Electric & Gas Co.	4.000%	6/1/44	100	96
	Public Service Electric & Gas Co.	4.050%	5/1/45	500	481
	Puget Energy Inc.	6.500%	12/15/20	250	292
	Puget Energy Inc.	6.000%	9/1/21	400	458
9	Puget Energy Inc.	3.650%	5/15/25	1,550	1,517

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Puget Sound Energy Inc.	5.483%	6/1/35	100	115
	Puget Sound Energy Inc.	6.274%	3/15/37	500	622
	Puget Sound Energy Inc.	5.757%	10/1/39	495	587
	Puget Sound Energy Inc.	5.638%	4/15/41	390	462
	Puget Sound Energy Inc.	4.434%	11/15/41	275	273
	San Diego Gas & Electric Co.	3.000%	8/15/21	150	154
	San Diego Gas & Electric Co.	6.000%	6/1/26	500	620
	San Diego Gas & Electric Co.	5.350%	5/15/35	100	114
	San Diego Gas & Electric Co.	6.125%	9/15/37	252	325
	San Diego Gas & Electric Co.	5.350%	5/15/40	500	591
	San Diego Gas & Electric Co.	4.500%	8/15/40	255	263
	San Diego Gas & Electric Co.	4.300%	4/1/42	150	150
	SCANA Corp.	4.750%	5/15/21	205	216
	Sierra Pacific Power Co.	6.750%	7/1/37	400	524
	South Carolina Electric & Gas Co.	6.500%	11/1/18	1,100	1,270
	South Carolina Electric & Gas Co.	6.625%	2/1/32	450	564
	South Carolina Electric & Gas Co.	6.050%	1/15/38	150	180
	South Carolina Electric & Gas Co.	5.450%	2/1/41	100	112
	South Carolina Electric & Gas Co.	4.350%	2/1/42	200	194
	South Carolina Electric & Gas Co.	4.600%	6/15/43	225	224
	South Carolina Electric & Gas Co.	4.500%	6/1/64	200	181
	South Carolina Electric & Gas Co.	5.100%	6/1/65	750	747
	Southern California Edison Co.	1.125%	5/1/17	550	549
	Southern California Edison Co.	3.875%	6/1/21	350	376
6	Southern California Edison Co.	1.845%	2/1/22	350	349
	Southern California Edison Co.	3.500%	10/1/23	300	306
	Southern California Edison Co.	6.650%	4/1/29	225	286
	Southern California Edison Co.	5.750%	4/1/35	508	611
	Southern California Edison Co.	5.350%	7/15/35	1,460	1,678
	Southern California Edison Co.	4.500%	9/1/40	205	210
	Southern California Edison Co.	4.050%	3/15/42	425	407
	Southern California Edison Co.	3.900%	3/15/43	475	445
	Southern California Edison Co.	4.650%	10/1/43	600	627
	Southern California Edison Co.	3.600%	2/1/45	150	133
	Southern Co.	1.950%	9/1/16	410	414
	Southern Co.	1.300%	8/15/17	225	225
	Southern Co.	2.150%	9/1/19	200	198
	Southern Co.	2.750%	6/15/20	1,200	1,202
	Southern Power Co.	5.150%	9/15/41	1,210	1,246
	Southern Power Co.	5.250%	7/15/43	500	528
	Southwestern Electric Power Co.	5.875%	3/1/18	25	28
	Southwestern Electric Power Co.	6.450%	1/15/19	250	285
	Southwestern Electric Power Co.	6.200%	3/15/40	75	92
	Southwestern Electric Power Co.	3.900%	4/1/45	2,000	1,741
	Southwestern Public Service Co.	4.500%	8/15/41	100	102
	Tampa Electric Co.	6.100%	5/15/18	1,575	1,770
	Tampa Electric Co.	2.600%	9/15/22	75	73
	Tampa Electric Co.	6.550%	5/15/36	375	482
	Tampa Electric Co.	4.200%	5/15/45	750	732
	TECO Finance Inc.	6.572%	11/1/17	330	367
	TECO Finance Inc.	5.150%	3/15/20	125	139
	TransAlta Corp.	6.650%	5/15/18	100	110
	TransAlta Corp.	4.500%	11/15/22	325	324
	TransAlta Corp.	6.500%	3/15/40	175	164
9	Tri-State Generation & Transmission Association Inc.	3.700%	11/1/24	550	550
9	Tri-State Generation & Transmission Association Inc.	4.700%	11/1/44	150	153
	Tucson Electric Power Co.	5.150%	11/15/21	130	144
	Tucson Electric Power Co.	3.050%	3/15/25	200	192
	UIL Holdings Corp.	4.625%	10/1/20	100	106
	Union Electric Co.	6.700%	2/1/19	235	272
	Union Electric Co.	3.500%	4/15/24	1,450	1,475
	Union Electric Co.	3.900%	9/15/42	675	636
	Virginia Electric & Power Co.	5.400%	1/15/16	700	717
	Virginia Electric & Power Co.	2.950%	1/15/22	750	753

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Virginia Electric & Power Co.	3.100%	5/15/25	500	491
Virginia Electric & Power Co.	6.000%	1/15/36	500	608
Virginia Electric & Power Co.	6.000%	5/15/37	550	673
Virginia Electric & Power Co.	6.350%	11/30/37	600	760
Virginia Electric & Power Co.	8.875%	11/15/38	450	692
Virginia Electric & Power Co.	4.000%	1/15/43	850	798
Virginia Electric and Power Co.	4.450%	2/15/44	200	202
WEC Energy Group Inc.	1.650%	6/15/18	200	200
WEC Energy Group Inc.	2.450%	6/15/20	250	249
WEC Energy Group Inc.	3.550%	6/15/25	750	747
6 WEC Energy Group Inc.	6.250%	5/15/67	525	488
Westar Energy Inc.	8.625%	12/1/18	244	297
Westar Energy Inc.	4.125%	3/1/42	525	507
Westar Energy Inc.	4.100%	4/1/43	225	220
Westar Energy Inc.	4.625%	9/1/43	150	157
Wisconsin Electric Power Co.	4.250%	12/15/19	175	190
Wisconsin Electric Power Co.	2.950%	9/15/21	635	648
Wisconsin Electric Power Co.	5.625%	5/15/33	200	233
Wisconsin Electric Power Co.	4.250%	6/1/44	100	99
Wisconsin Power & Light Co.	5.000%	7/15/19	25	28
Wisconsin Power & Light Co.	2.250%	11/15/22	275	261
Wisconsin Power & Light Co.	6.375%	8/15/37	300	382
Wisconsin Power & Light Co.	4.100%	10/15/44	200	193
Wisconsin Public Service Corp.	3.671%	12/1/42	75	68
Xcel Energy Inc.	5.613%	4/1/17	631	677
Xcel Energy Inc.	1.200%	6/1/17	150	149
Xcel Energy Inc.	4.700%	5/15/20	305	332
Xcel Energy Inc.	3.300%	6/1/25	150	146
Xcel Energy Inc.	6.500%	7/1/36	635	791
Natural Gas (0.0%)
AGL Capital Corp.	3.500%	9/15/21	1,250	1,302
AGL Capital Corp.	5.875%	3/15/41	125	147
AGL Capital Corp.	4.400%	6/1/43	125	124
Atmos Energy Corp.	8.500%	3/15/19	1,500	1,824
Atmos Energy Corp.	5.500%	6/15/41	800	934
British Transco Finance Inc.	6.625%	6/1/18	430	492
KeySpan Corp.	8.000%	11/15/30	200	269
KeySpan Corp.	5.803%	4/1/35	250	280
Laclede Group Inc.	4.700%	8/15/44	350	348
ONE Gas Inc.	2.070%	2/1/19	300	300
ONE Gas Inc.	4.658%	2/1/44	125	131
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	160
Sempra Energy	6.150%	6/15/18	750	842
Sempra Energy	9.800%	2/15/19	250	314
Sempra Energy	2.400%	3/15/20	300	298
Sempra Energy	4.050%	12/1/23	850	877
Sempra Energy	6.000%	10/15/39	705	832
Southern California Gas Co.	5.750%	11/15/35	25	30
Southern California Gas Co.	3.750%	9/15/42	300	277
Southern California Gas Co.	4.450%	3/15/44	150	155
Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	125	138
American Water Capital Corp.	3.850%	3/1/24	1,775	1,854
American Water Capital Corp.	6.593%	10/15/37	500	642
American Water Capital Corp.	4.300%	12/1/42	125	123
United Utilities plc	5.375%	2/1/19	200	215
Veolia Environnement SA	6.750%	6/1/38	200	240
				213,531
Total Corporate Bonds (Cost $2,737,879)				2,766,742
Sovereign Bonds (U.S. Dollar-Denominated) (2.3%)
African Development Bank	0.750%	10/18/16	1,150	1,147

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
African Development Bank	1.125%	3/15/17	1,550	1,561
African Development Bank	0.875%	3/15/18	1,500	1,493
African Development Bank	1.625%	10/2/18	300	304
African Development Bank	1.375%	2/12/20	350	344
African Development Bank	2.375%	9/23/21	1,500	1,527
Agricultural Bank Of China	2.000%	5/21/18	300	300
Agricultural Bank Of China	2.750%	5/21/20	250	249
Asian Development Bank	0.750%	1/11/17	2,800	2,805
Asian Development Bank	1.125%	3/15/17	1,325	1,334
Asian Development Bank	1.125%	6/5/18	2,300	2,299
Asian Development Bank	5.593%	7/16/18	500	559
Asian Development Bank	1.750%	9/11/18	1,650	1,679
Asian Development Bank	1.875%	10/23/18	530	541
Asian Development Bank	1.750%	3/21/19	575	582
Asian Development Bank	1.875%	4/12/19	1,550	1,577
Asian Development Bank	1.500%	1/22/20	2,500	2,470
Asian Development Bank	1.375%	3/23/20	2,250	2,216
Asian Development Bank	1.875%	2/18/22	1,850	1,828
Asian Development Bank	2.000%	1/22/25	1,000	957
Banco do Brasil SA	3.875%	1/23/17	200	205
Banco do Brasil SA	3.875%	10/10/22	750	683
Canada	0.875%	2/14/17	2,050	2,052
Canada	1.125%	3/19/18	2,100	2,103
Canada	1.625%	2/27/19	800	807
CNOOC Finance 2013 Ltd.	1.750%	5/9/18	225	224
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	1,950	1,840
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,500	1,478
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,500	1,441
CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	1,650	1,650
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	1,000	1,024
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	400	418
Corp . Andina de Fomento	1.500%	8/8/17	900	903
Corp. Andina de Fomento	3.750%	1/15/16	1,765	1,794
Corp. Andina de Fomento	4.375%	6/15/22	1,875	2,020
Council Of Europe Development Bank	1.250%	9/22/16	1,000	1,008
Council Of Europe Development Bank	1.500%	6/19/17	1,000	1,012
Council Of Europe Development Bank	1.000%	3/7/18	525	524
Council Of Europe Development Bank	1.125%	5/31/18	975	974
Council Of Europe Development Bank	1.625%	3/10/20	1,300	1,291
Ecopetrol SA	7.625%	7/23/19	1,125	1,303
Ecopetrol SA	5.875%	9/18/23	2,550	2,678
Ecopetrol SA	4.125%	1/16/25	1,100	1,005
Ecopetrol SA	7.375%	9/18/43	800	834
Ecopetrol SA	5.875%	5/28/45	1,075	950
Emirates Telecommunications Corp.	3.500%	6/18/24	200	203
European Bank for Reconstruction & Development	2.500%	3/15/16	500	507
European Bank for Reconstruction & Development	1.375%	10/20/16	1,515	1,531
European Bank for Reconstruction & Development	1.000%	2/16/17	1,000	1,005
European Bank for Reconstruction & Development	0.750%	9/1/17	1,000	997
European Bank for Reconstruction & Development	1.000%	6/15/18	700	696
European Bank for Reconstruction & Development	1.000%	9/17/18	400	396
European Bank for Reconstruction & Development	1.625%	11/15/18	50	50
European Bank for Reconstruction & Development	1.750%	6/14/19	2,050	2,054
European Bank for Reconstruction & Development	1.750%	11/26/19	500	499
European Bank for Reconstruction & Development	1.500%	3/16/20	1,650	1,630
European Bank for Reconstruction & Development	1.875%	2/23/22	1,300	1,282
European Investment Bank	2.125%	7/15/16	1,000	1,017
European Investment Bank	0.500%	8/15/16	2,850	2,851
European Investment Bank	5.125%	9/13/16	1,500	1,582
European Investment Bank	1.250%	10/14/16	950	958
European Investment Bank	1.125%	12/15/16	1,300	1,308
European Investment Bank	4.875%	1/17/17	1,225	1,302
European Investment Bank	1.750%	3/15/17	1,125	1,145
European Investment Bank	0.875%	4/18/17	1,500	1,502

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	European Investment Bank	5.125%	5/30/17	800	865
	European Investment Bank	1.625%	6/15/17	100	102
	European Investment Bank	1.000%	8/17/17	1,475	1,473
	European Investment Bank	1.125%	9/15/17	450	452
	European Investment Bank	1.000%	12/15/17	300	300
	European Investment Bank	1.000%	3/15/18	4,075	4,064
	European Investment Bank	1.250%	5/15/18	3,400	3,404
	European Investment Bank	1.000%	6/15/18	3,500	3,484
	European Investment Bank	1.125%	8/15/18	2,000	1,995
	European Investment Bank	1.625%	12/18/18	3,200	3,232
	European Investment Bank	1.875%	3/15/19	4,400	4,468
	European Investment Bank	1.750%	6/17/19	4,675	4,712
	European Investment Bank	1.625%	3/16/20	6,100	6,045
	European Investment Bank	1.375%	6/15/20	10,000	9,802
	European Investment Bank	2.875%	9/15/20	1,650	1,731
	European Investment Bank	4.000%	2/16/21	4,000	4,422
	European Investment Bank	2.500%	4/15/21	3,650	3,744
	European Investment Bank	2.125%	10/15/21	350	352
	European Investment Bank	3.250%	1/29/24	1,550	1,646
	European Investment Bank	1.875%	2/10/25	2,600	2,461
	Export Development Canada	1.250%	10/26/16	1,970	1,981
	Export Development Canada	0.750%	12/15/17	900	895
	Export Development Canada	1.000%	6/15/18	150	150
	Export Development Canada	1.500%	10/3/18	1,775	1,789
	Export-Import Bank of Korea	3.750%	10/20/16	300	310
	Export-Import Bank of Korea	4.000%	1/11/17	2,525	2,624
	Export-Import Bank of Korea	2.875%	9/17/18	700	720
	Export-Import Bank of Korea	2.375%	8/12/19	600	603
	Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,063
	Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,656
	Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,219
	Federative Republic of Brazil	6.000%	1/17/17	2,545	2,718
6	Federative Republic of Brazil	8.000%	1/15/18	533	578
	Federative Republic of Brazil	5.875%	1/15/19	875	973
	Federative Republic of Brazil	8.875%	10/14/19	175	217
	Federative Republic of Brazil	4.875%	1/22/21	3,305	3,450
	Federative Republic of Brazil	2.625%	1/5/23	810	717
	Federative Republic of Brazil	4.250%	1/7/25	1,175	1,129
	Federative Republic of Brazil	8.750%	2/4/25	400	528
	Federative Republic of Brazil	10.125%	5/15/27	675	996
	Federative Republic of Brazil	8.250%	1/20/34	875	1,088
	Federative Republic of Brazil	7.125%	1/20/37	950	1,070
6	Federative Republic of Brazil	11.000%	8/17/40	1,650	1,667
	Federative Republic of Brazil	5.625%	1/7/41	3,450	3,295
	Federative Republic of Brazil	5.000%	1/27/45	1,951	1,686
	FMS Wertmanagement AoeR	1.125%	10/14/16	1,200	1,208
	FMS Wertmanagement AoeR	0.625%	1/30/17	1,900	1,892
	FMS Wertmanagement AoeR	1.125%	9/5/17	700	703
	FMS Wertmanagement AoeR	1.000%	11/21/17	475	474
	FMS Wertmanagement AoeR	1.625%	11/20/18	1,600	1,614
	FMS Wertmanagement AoeR	1.750%	3/17/20	750	747
	Hydro-Quebec	1.375%	6/19/17	1,000	1,008
	Hydro-Quebec	8.400%	1/15/22	1,235	1,631
	Hydro-Quebec	8.050%	7/7/24	1,175	1,616
	Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	500	504
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	2,450	2,493
	Inter-American Development Bank	0.625%	9/12/16	2,700	2,694
	Inter-American Development Bank	1.375%	10/18/16	2,890	2,919
	Inter-American Development Bank	0.875%	11/15/16	400	400
	Inter-American Development Bank	1.125%	3/15/17	100	101
	Inter-American Development Bank	1.000%	7/14/17	1,400	1,399
	Inter-American Development Bank	2.375%	8/15/17	250	258
	Inter-American Development Bank	0.875%	3/15/18	350	348
	Inter-American Development Bank	1.750%	8/24/18	5,105	5,186

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Inter-American Development Bank	3.875%	9/17/19	100	109
	Inter-American Development Bank	1.750%	10/15/19	2,200	2,205
	Inter-American Development Bank	3.875%	2/14/20	500	547
	Inter-American Development Bank	1.875%	6/16/20	1,000	1,006
	Inter-American Development Bank	2.125%	11/9/20	350	352
	Inter-American Development Bank	1.750%	4/14/22	3,500	3,405
	Inter-American Development Bank	3.000%	2/21/24	2,600	2,718
	Inter-American Development Bank	2.125%	1/15/25	2,000	1,946
	Inter-American Development Bank	7.000%	6/15/25	250	335
	Inter-American Development Bank	3.875%	10/28/41	800	859
	Inter-American Development Bank	4.375%	1/24/44	1,150	1,329
	International Bank for Reconstruction & Development	1.000%	9/15/16	405	407
	International Bank for Reconstruction & Development	0.625%	10/14/16	1,950	1,951
	International Bank for Reconstruction & Development	0.750%	12/15/16	2,900	2,900
	International Bank for Reconstruction & Development	0.875%	4/17/17	4,750	4,761
	International Bank for Reconstruction & Development	1.125%	7/18/17	950	952
	International Bank for Reconstruction & Development	1.000%	11/15/17	500	500
	International Bank for Reconstruction & Development	1.375%	4/10/18	3,200	3,221
	International Bank for Reconstruction & Development	1.000%	6/15/18	3,500	3,478
	International Bank for Reconstruction & Development	1.875%	3/15/19	3,300	3,351
	International Bank for Reconstruction & Development	1.875%	10/7/19	1,500	1,518
	International Bank for Reconstruction & Development	2.125%	11/1/20	2,200	2,231
	International Bank for Reconstruction & Development	2.250%	6/24/21	1,700	1,719
	International Bank for Reconstruction & Development	1.625%	2/10/22	2,025	1,966
	International Bank for Reconstruction & Development	7.625%	1/19/23	25	35
	International Bank for Reconstruction & Development	2.500%	11/25/24	4,500	4,488
	International Finance Corp.	2.250%	4/11/16	525	533
	International Finance Corp.	0.625%	10/3/16	900	901
	International Finance Corp.	0.625%	11/15/16	1,000	1,000
	International Finance Corp.	1.125%	11/23/16	2,150	2,164
	International Finance Corp.	1.000%	4/24/17	575	576
	International Finance Corp.	2.125%	11/17/17	950	973
	International Finance Corp.	0.625%	12/21/17	625	618
	International Finance Corp.	1.250%	7/16/18	2,200	2,203
	International Finance Corp.	1.750%	9/4/18	1,300	1,321
	International Finance Corp.	1.750%	9/16/19	1,100	1,095
10	Japan Bank for International Cooperation	2.250%	7/13/16	575	585
10	Japan Bank for International Cooperation	1.125%	7/19/17	650	651
10	Japan Bank for International Cooperation	1.750%	7/31/18	925	935
10	Japan Bank for International Cooperation	1.750%	11/13/18	3,000	3,023
10	Japan Bank for International Cooperation	2.125%	2/7/19	1,000	1,018
10	Japan Bank for International Cooperation	1.750%	5/28/20	1,000	991
10	Japan Bank for International Cooperation	3.375%	7/31/23	325	344
10	Japan Bank for International Cooperation	3.000%	5/29/24	650	666
10	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,293
10	Japan Bank for International Cooperation	2.500%	5/28/25	1,000	981
10	Japan Finance Organization for Municipalities	5.000%	5/16/17	500	537
11	KFW	0.500%	7/15/16	3,000	2,989
11	KFW	0.500%	9/15/16	1,000	997
11	KFW	1.250%	10/5/16	1,970	1,987
11	KFW	0.625%	12/15/16	2,100	2,100
11	KFW	1.250%	2/15/17	3,425	3,455
11	KFW	0.750%	3/17/17	3,400	3,400
11	KFW	0.875%	9/5/17	2,000	1,998
11	KFW	0.875%	12/15/17	1,475	1,470
11	KFW	1.000%	1/26/18	2,300	2,292
11	KFW	4.375%	3/15/18	3,450	3,751
11	KFW	1.000%	6/11/18	2,200	2,189
11	KFW	4.500%	7/16/18	350	384
11	KFW	1.875%	4/1/19	3,925	3,992
11	KFW	4.875%	6/17/19	4,775	5,397
11	KFW	1.750%	10/15/19	1,300	1,302
11	KFW	4.000%	1/27/20	150	165
11	KFW	1.500%	4/20/20	3,550	3,504

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
11	KFW	2.750%	9/8/20	4,500	4,690
11	KFW	2.750%	10/1/20	3,200	3,337
11	KFW	2.375%	8/25/21	2,710	2,755
11	KFW	2.625%	1/25/22	1,500	1,540
11	KFW	2.000%	10/4/22	1,575	1,547
11	KFW	2.125%	1/17/23	1,750	1,726
11	KFW	2.500%	11/20/24	3,800	3,815
11	KFW	2.000%	5/2/25	2,500	2,378
11	KFW	0.000%	4/18/36	500	253
	Korea Development Bank	3.250%	3/9/16	970	984
	Korea Development Bank	4.000%	9/9/16	750	775
	Korea Development Bank	3.875%	5/4/17	1,000	1,041
	Korea Development Bank	4.625%	11/16/21	1,375	1,517
	Korea Development Bank	3.000%	9/14/22	1,400	1,404
	Korea Development Bank	3.750%	1/22/24	1,800	1,884
11	Landwirtschaftliche Rentenbank	3.125%	7/15/15	325	325
11	Landwirtschaftliche Rentenbank	2.500%	2/15/16	1,755	1,778
11	Landwirtschaftliche Rentenbank	2.125%	7/15/16	975	991
11	Landwirtschaftliche Rentenbank	2.375%	9/13/17	1,000	1,031
11	Landwirtschaftliche Rentenbank	1.000%	4/4/18	1,000	997
11	Landwirtschaftliche Rentenbank	1.875%	9/17/18	600	611
11	Landwirtschaftliche Rentenbank	1.750%	4/15/19	350	352
11	Landwirtschaftliche Rentenbank	1.375%	10/23/19	425	420
11	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,404
11	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	968
	Nexen Energy ULC	7.875%	3/15/32	100	134
	Nexen Energy ULC	5.875%	3/10/35	410	460
	Nexen Energy ULC	6.400%	5/15/37	800	974
	Nexen Energy ULC	7.500%	7/30/39	625	841
	Nordic Investment Bank	0.750%	1/17/18	2,700	2,684
	Nordic Investment Bank	1.125%	3/19/18	800	801
	Nordic Investment Bank	1.875%	6/14/19	850	862
	North American Development Bank	2.300%	10/10/18	325	329
	North American Development Bank	4.375%	2/11/20	650	709
	North American Development Bank	2.400%	10/26/22	350	341
12	Oesterreichische Kontrollbank AG	0.750%	12/15/16	1,000	1,002
12	Oesterreichische Kontrollbank AG	5.000%	4/25/17	300	322
12	Oesterreichische Kontrollbank AG	1.125%	5/29/18	1,275	1,272
12	Oesterreichische Kontrollbank AG	1.375%	2/10/20	1,400	1,372
12	Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,000	1,017
6	Oriental Republic of Uruguay	4.500%	8/14/24	1,650	1,728
6	Oriental Republic of Uruguay	4.125%	11/20/45	2,029	1,730
6	Oriental Republic of Uruguay	5.100%	6/18/50	1,750	1,667
	Petrobras Global Finance BV	4.875%	3/17/20	3,400	3,243
	Petrobras Global Finance BV	4.375%	5/20/23	2,000	1,738
	Petrobras Global Finance BV	6.250%	3/17/24	150	146
	Petrobras Global Finance BV	6.850%	6/5/15	1,875	1,540
	Petrobras International Finance Co. SA	6.125%	10/6/16	1,225	1,260
	Petrobras International Finance Co. SA	5.875%	3/1/18	800	816
	Petrobras International Finance Co. SA	7.875%	3/15/19	850	903
	Petrobras International Finance Co. SA	5.750%	1/20/20	1,865	1,843
	Petrobras International Finance Co. SA	5.375%	1/27/21	4,000	3,845
	Petrobras International Finance Co. SA	6.875%	1/20/40	1,950	1,730
	Petrobras International Finance Co. SA	6.750%	1/27/41	1,750	1,526
	Petroleos Mexicanos	5.750%	3/1/18	1,275	1,387
	Petroleos Mexicanos	8.000%	5/3/19	700	822
	Petroleos Mexicanos	6.000%	3/5/20	1,700	1,899
9	Petroleos Mexicanos	3.500%	7/23/20	1,500	1,517
	Petroleos Mexicanos	5.500%	1/21/21	4,130	4,469
	Petroleos Mexicanos	4.875%	1/24/22	3,750	3,893
	Petroleos Mexicanos	3.500%	1/30/23	1,500	1,416
	Petroleos Mexicanos	4.875%	1/18/24	1,500	1,532
6	Petroleos Mexicanos	2.290%	2/15/24	180	184
9	Petroleos Mexicanos	4.250%	1/15/25	1,700	1,654

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Petroleos Mexicanos	2.378%	4/15/25	200	199
9	Petroleos Mexicanos	4.500%	1/23/26	1,500	1,466
	Petroleos Mexicanos	4.500%	1/23/26	1,400	1,369
	Petroleos Mexicanos	6.625%	6/15/35	1,000	1,069
	Petroleos Mexicanos	6.625%	6/15/38	375	395
	Petroleos Mexicanos	6.500%	6/2/41	300	313
	Petroleos Mexicanos	5.500%	6/27/44	2,575	2,364
9	Petroleos Mexicanos	5.500%	6/27/44	1,450	1,331
	Petroleos Mexicanos	6.375%	1/23/45	1,750	1,799
9	Petroleos Mexicanos	5.625%	1/23/46	1,200	1,122
	Province of British Columbia	2.650%	9/22/21	500	513
	Province of British Columbia	2.000%	10/23/22	300	292
	Province of Manitoba	4.900%	12/6/16	1,235	1,306
	Province of Manitoba	1.125%	6/1/18	850	846
	Province of Manitoba	2.100%	9/6/22	300	293
	Province of Manitoba	3.050%	5/14/24	1,600	1,646
	Province of New Brunswick	2.750%	6/15/18	725	754
	Province of Nova Scotia	5.125%	1/26/17	500	532
	Province of Ontario	1.000%	7/22/16	2,425	2,441
	Province of Ontario	1.600%	9/21/16	5,850	5,903
	Province of Ontario	1.100%	10/25/17	2,050	2,049
	Province of Ontario	3.150%	12/15/17	100	105
	Province of Ontario	1.200%	2/14/18	1,200	1,197
	Province of Ontario	3.000%	7/16/18	400	418
	Province of Ontario	2.000%	9/27/18	1,650	1,683
	Province of Ontario	2.000%	1/30/19	1,875	1,898
	Province of Ontario	1.650%	9/27/19	925	918
	Province of Ontario	4.000%	10/7/19	850	924
	Province of Ontario	4.400%	4/14/20	475	528
	Province of Ontario	2.450%	6/29/22	100	100
	Quebec	5.125%	11/14/16	525	555
	Quebec	4.625%	5/14/18	2,100	2,292
	Quebec	3.500%	7/29/20	1,530	1,637
	Quebec	2.750%	8/25/21	1,375	1,406
	Quebec	2.625%	2/13/23	2,050	2,054
	Quebec	7.125%	2/9/24	400	520
	Quebec	2.875%	10/16/24	200	201
	Quebec	7.500%	9/15/29	475	691
	Region of Lombardy Italy	5.804%	10/25/32	500	533
	Republic of Chile	3.875%	8/5/20	75	81
	Republic of Chile	3.250%	9/14/21	225	234
	Republic of Chile	2.250%	10/30/22	150	145
	Republic of Chile	3.125%	3/27/25	1,875	1,875
	Republic of Chile	3.625%	10/30/42	800	717
	Republic of Colombia	7.375%	1/27/17	700	763
	Republic of Colombia	7.375%	3/18/19	825	957
	Republic of Colombia	4.375%	7/12/21	2,130	2,226
6	Republic of Colombia	2.625%	3/15/23	825	756
	Republic of Colombia	4.000%	2/26/24	2,700	2,691
	Republic of Colombia	8.125%	5/21/24	400	513
	Republic of Colombia	7.375%	9/18/37	1,000	1,235
	Republic of Colombia	6.125%	1/18/41	1,775	1,922
6	Republic of Colombia	5.625%	2/26/44	800	812
6	Republic of Colombia	5.000%	6/15/45	2,450	2,272
	Republic of Italy	5.250%	9/20/16	3,445	3,610
	Republic of Italy	5.375%	6/12/17	950	1,022
	Republic of Italy	6.875%	9/27/23	1,500	1,877
	Republic of Italy	5.375%	6/15/33	1,400	1,565
	Republic of Korea	7.125%	4/16/19	1,575	1,868
	Republic of Korea	3.875%	9/11/23	1,800	1,940
	Republic of Korea	4.125%	6/10/44	850	929
	Republic of Panama	5.200%	1/30/20	2,045	2,244
6	Republic of Panama	4.000%	9/22/24	600	603
6	Republic of Panama	3.750%	3/16/25	700	690

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Republic of Panama	7.125%	1/29/26	900	1,134
	Republic of Panama	9.375%	4/1/29	200	296
6	Republic of Panama	6.700%	1/26/36	1,584	1,954
6	Republic of Panama	4.300%	4/29/53	250	218
	Republic of Peru	7.125%	3/30/19	700	816
	Republic of Peru	7.350%	7/21/25	900	1,175
	Republic of Peru	8.750%	11/21/33	1,225	1,842
	Republic of Peru	5.625%	11/18/50	2,275	2,532
	Republic of Poland	6.375%	7/15/19	3,340	3,849
	Republic of Poland	5.125%	4/21/21	900	998
	Republic of Poland	5.000%	3/23/22	1,415	1,571
	Republic of Poland	3.000%	3/17/23	2,000	1,965
	Republic of Poland	4.000%	1/22/24	1,225	1,284
	Republic of South Africa	6.875%	5/27/19	875	993
	Republic of South Africa	5.500%	3/9/20	1,985	2,159
	Republic of South Africa	4.665%	1/17/24	2,600	2,659
	Republic of South Africa	5.875%	9/16/25	300	332
	Republic of South Africa	6.250%	3/8/41	700	793
	Republic of the Philippines	8.375%	6/17/19	800	989
	Republic of the Philippines	6.500%	1/20/20	2,450	2,891
	Republic of the Philippines	4.000%	1/15/21	3,475	3,757
	Republic of the Philippines	4.200%	1/21/24	1,400	1,526
	Republic of the Philippines	9.500%	10/21/24	550	817
	Republic of the Philippines	10.625%	3/16/25	425	678
	Republic of the Philippines	5.500%	3/30/26	1,750	2,063
	Republic of the Philippines	9.500%	2/2/30	825	1,332
	Republic of the Philippines	7.750%	1/14/31	775	1,120
	Republic of the Philippines	6.375%	1/15/32	800	1,037
	Republic of the Philippines	6.375%	10/23/34	1,675	2,221
	Republic of the Philippines	5.000%	1/13/37	400	463
	Republic of the Philippines	3.950%	1/20/40	300	303
	Republic of Turkey	7.000%	9/26/16	1,825	1,950
	Republic of Turkey	7.500%	7/14/17	1,975	2,185
	Republic of Turkey	6.750%	4/3/18	1,450	1,602
	Republic of Turkey	7.000%	3/11/19	1,325	1,491
	Republic of Turkey	7.000%	6/5/20	1,625	1,855
	Republic of Turkey	5.625%	3/30/21	1,175	1,265
	Republic of Turkey	5.125%	3/25/22	1,125	1,178
	Republic of Turkey	3.250%	3/23/23	1,000	929
	Republic of Turkey	7.375%	2/5/25	2,075	2,493
	Republic of Turkey	4.250%	4/14/26	1,300	1,240
	Republic of Turkey	11.875%	1/15/30	1,600	2,692
	Republic of Turkey	8.000%	2/14/34	175	226
	Republic of Turkey	6.875%	3/17/36	3,250	3,778
	Republic of Turkey	6.750%	5/30/40	2,000	2,305
	Republic of Turkey	6.000%	1/14/41	2,150	2,274
	Republic of Turkey	4.875%	4/16/43	3,800	3,467
	State of Israel	5.500%	11/9/16	1,320	1,404
	State of Israel	5.125%	3/26/19	300	336
	State of Israel	4.000%	6/30/22	900	972
	State of Israel	3.150%	6/30/23	1,100	1,117
	State of Israel	4.500%	1/30/43	950	946
	Statoil ASA	3.125%	8/17/17	1,085	1,125
	Statoil ASA	1.250%	11/9/17	600	598
	Statoil ASA	1.200%	1/17/18	2,000	1,983
	Statoil ASA	1.950%	11/8/18	200	201
	Statoil ASA	5.250%	4/15/19	1,510	1,687
	Statoil ASA	2.250%	11/8/19	1,000	1,002
	Statoil ASA	2.900%	11/8/20	150	153
	Statoil ASA	2.750%	11/10/21	1,100	1,096
	Statoil ASA	3.150%	1/23/22	125	125
	Statoil ASA	2.450%	1/17/23	400	381
	Statoil ASA	2.650%	1/15/24	275	261
	Statoil ASA	3.700%	3/1/24	500	518

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Statoil ASA	3.250%	11/10/24	550	545
Statoil ASA	7.150%	1/15/29	250	332
Statoil ASA	5.100%	8/17/40	300	327
Statoil ASA	4.250%	11/23/41	325	316
Statoil ASA	3.950%	5/15/43	175	162
Statoil ASA	4.800%	11/8/43	600	637
Svensk Exportkredit AB	0.625%	5/31/16	750	751
Svensk Exportkredit AB	2.125%	7/13/16	1,065	1,082
Svensk Exportkredit AB	1.750%	5/30/17	125	127
Svensk Exportkredit AB	1.875%	6/17/19	1,550	1,568
Svensk Exportkredit AB	1.875%	6/23/20	600	599
United Mexican States	11.375%	9/15/16	100	112
United Mexican States	5.625%	1/15/17	3,729	3,961
United Mexican States	5.950%	3/19/19	2,113	2,370
United Mexican States	3.500%	1/21/21	600	612
United Mexican States	3.625%	3/15/22	3,350	3,394
United Mexican States	4.000%	10/2/23	3,507	3,594
United Mexican States	3.600%	1/30/25	2,775	2,734
United Mexican States	6.750%	9/27/34	309	386
United Mexican States	6.050%	1/11/40	2,020	2,293
United Mexican States	4.750%	3/8/44	4,342	4,129
United Mexican States	5.550%	1/21/45	1,100	1,169
United Mexican States	4.600%	1/23/46	600	554
United Mexican States	5.750%	10/12/10	3,692	3,619
Total Sovereign Bonds (Cost $608,208)				611,963
Taxable Municipal Bonds (0.4%)
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	200	242
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	100	138
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	50	58
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	925	1,068
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.270%	2/15/50	560	661
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	75	101
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	175	257
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.793%	4/1/30	100	125
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	175	225
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	1,075	1,391
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	7.043%	4/1/50	125	169
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	1,210	1,616
California GO	5.750%	3/1/17	150	162
California GO	6.200%	10/1/19	1,600	1,865
California GO	5.700%	11/1/21	1,000	1,179
California GO	7.500%	4/1/34	2,270	3,144
California GO	7.550%	4/1/39	2,005	2,899
California GO	7.300%	10/1/39	350	486
California GO	7.350%	11/1/39	1,325	1,847
California GO	7.625%	3/1/40	450	650
California GO	7.600%	11/1/40	350	519
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	100	120
Chicago IL Board of Education GO	6.319%	11/1/29	300	267

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Chicago IL Board of Education GO	6.138%	12/1/39	100	84
Chicago IL GO	7.781%	1/1/35	100	102
Chicago IL GO	6.314%	1/1/44	500	436
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	350	407
Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	50	55
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	75	92
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	200	211
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	735	835
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	75	85
Chicago IL Water Revenue	6.742%	11/1/40	575	652
Clark County NV Airport System Revenue	6.881%	7/1/42	75	84
Clark County NV Airport System Revenue	6.820%	7/1/45	500	676
Colorado Bridge Enterprise Revenue	6.078%	12/1/40	700	860
Commonwealth Financing Authority Pennsylvania
Revenue	6.218%	6/1/39	325	375
Connecticut GO	5.090%	10/1/30	75	83
Connecticut GO	5.850%	3/15/32	610	725
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.459%	11/1/30	150	173
Cook County IL GO	6.229%	11/15/34	400	398
Curators of the University of Missouri System Facilities
Revenue	5.792%	11/1/41	50	63
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	120
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	675	735
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	251
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	84
Dallas TX Convention Center Hotel Development Corp.
Hotel Revenue	7.088%	1/1/42	1,020	1,268
Dallas TX Independent School District GO	6.450%	2/15/35	150	174
Dartmouth College New Hampshire GO	4.750%	6/1/19	25	28
Denver CO City & County School District No. 1 COP	7.017%	12/15/37	100	130
Denver CO City & County School District No. 1 GO	5.664%	12/1/33	75	87
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	59
District of Columbia Income Tax Revenue	5.582%	12/1/35	75	89
District of Columbia Water & Sewer Authority Public
Utility Revenue	4.814%	10/1/14	925	911
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	2.197%	7/1/19	250	251
Florida Hurricane Catastrophe Fund Finance Corp.
Revenue	2.107%	7/1/18	425	430
Florida Hurricane Catastrophe Fund Finance Corp.
Revenue	2.995%	7/1/20	700	712
George Washington University District of Columbia GO	3.485%	9/15/22	500	511
George Washington University District of Columbia GO	4.300%	9/15/44	400	372
Georgia GO	4.503%	11/1/25	325	354
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	1,010	1,211
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	300	351
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	150	164
Houston TX Utility System Revenue	3.828%	5/15/28	275	282
Illinois GO	5.365%	3/1/17	375	392
Illinois GO	5.877%	3/1/19	600	645
Illinois GO	4.950%	6/1/23	1,450	1,474
Illinois GO	5.100%	6/1/33	2,920	2,710
Illinois GO	6.630%	2/1/35	480	494
Illinois GO	6.725%	4/1/35	475	493
Illinois GO	7.350%	7/1/35	2,000	2,181
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	200	241
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	89
Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	475	587
JobsOhio Beverage System Statewide Liquor Profits
Revenue	3.985%	1/1/29	300	310

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	JobsOhio Beverage System Statewide Liquor Profits
	Revenue	4.532%	1/1/35	225	234
	Kentucky Asset/Liability Commission General Fund
	Revenue	3.165%	4/1/18	23	24
	Los Angeles CA Community College District GO	6.600%	8/1/42	250	334
	Los Angeles CA Community College District GO	6.750%	8/1/49	235	325
	Los Angeles CA Department of Water & Power
	Revenue	5.716%	7/1/39	100	118
	Los Angeles CA Department of Water & Power
	Revenue	6.008%	7/1/39	325	394
	Los Angeles CA Department of Water & Power
	Revenue	6.166%	7/1/40	100	113
	Los Angeles CA Department of Water & Power
	Revenue	6.574%	7/1/45	410	540
	Los Angeles CA Department of Water & Power
	Revenue	6.603%	7/1/50	500	671
	Los Angeles CA Unified School District GO	5.750%	7/1/34	1,060	1,252
	Los Angeles CA Unified School District GO	6.758%	7/1/34	100	130
	Los Angeles County CA Metropolitan Transportation
	Authority Sales Tax Revenue	5.735%	6/1/39	125	149
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.488%	8/1/33	200	255
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.618%	8/1/40	50	67
	Maryland Transportation Authority Facilities Projects
	Revenue	5.888%	7/1/43	100	122
	Massachusetts GO	4.200%	12/1/21	225	245
	Massachusetts GO	5.456%	12/1/39	845	1,007
	Massachusetts School Building Authority Dedicated
	Sales Tax Revenue	5.715%	8/15/39	125	148
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	60
	Massachusetts Water Pollution Abatement Trust
	Revenue	5.192%	8/1/40	435	505
	Metropolitan Government of Nashville & Davidson
	County TN Convention Center Authority Tourism Tax
	Revenue	6.731%	7/1/43	100	124
	Metropolitan Government of Nashville & Davidson
	County TN GO	5.707%	7/1/34	125	147
	Metropolitan Washington DC/VA Airports Authority
	Dulles Toll Road Revenue	7.462%	10/1/46	75	98
	Metropolitan Water District of Southern California
	Revenue	6.947%	7/1/40	75	89
	Mississippi GO	5.245%	11/1/34	50	56
	Missouri Highways & Transportation Commission Road
	Revenue	5.445%	5/1/33	100	116
13	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,628
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.754%	12/15/28	460	486
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.104%	12/15/28	1,150	1,201
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.561%	12/15/40	450	468
14	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	65	66
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	521
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,705	2,290
	New York City NY GO	6.246%	6/1/35	100	113
	New York City NY GO	5.968%	3/1/36	160	194
	New York City NY GO	5.985%	12/1/36	75	91
	New York City NY GO	5.517%	10/1/37	50	58
	New York City NY GO	6.271%	12/1/37	900	1,133
	New York City NY GO	5.846%	6/1/40	100	122
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.750%	6/15/41	100	123

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.790%	6/15/41	500	549
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.952%	6/15/42	100	125
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	6.011%	6/15/42	75	95
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.440%	6/15/43	100	119
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.882%	6/15/44	1,510	1,889
	New York City NY Transitional Finance Authority
	Building Aid Revenue	6.828%	7/15/40	250	320
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.767%	8/1/36	100	120
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.508%	8/1/37	150	179
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.572%	11/1/38	625	747
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,525	2,166
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	6.089%	11/15/40	50	62
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	5.871%	11/15/39	100	117
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	6.648%	11/15/39	585	748
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.500%	3/15/30	530	614
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.628%	3/15/39	95	111
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.389%	3/15/40	100	117
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.770%	3/15/39	300	355
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.838%	3/15/40	75	90
	New York University Hospitals Center GO	4.428%	7/1/42	200	191
	New York University Hospitals Center Revenue	5.750%	7/1/43	375	428
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	200	269
	Ohio State University General Receipts Revenue	4.910%	6/1/40	175	193
	Ohio State University General Receipts Revenue	4.800%	6/1/11	1,515	1,455
	Ohio State University General Receipts Revenue	5.590%	12/1/14	200	200
	Ohio Water Development Authority Water Pollution
	Control Loan Fund Revenue	4.879%	12/1/34	100	111
	Orange County CA Local Transportation Authority Sales
	Tax Revenue	6.908%	2/15/41	75	100
	Oregon Department of Transportation Highway User
	Tax Revenue	5.834%	11/15/34	75	92
	Oregon GO	5.762%	6/1/23	500	579
	Oregon GO	5.892%	6/1/27	375	447
14	Oregon School Boards Association GO	4.759%	6/30/28	500	544
15	Oregon School Boards Association GO	5.528%	6/30/28	125	142
	Pennsylvania GO	4.650%	2/15/26	125	135
	Pennsylvania GO	5.350%	5/1/30	400	432
	Pennsylvania Public School Building Authority Lease
	Revenue (School District of Philadelphia)	5.000%	9/15/27	100	106
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	575	650
	Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	75	86
	Philadelphia PA Industrial Development Authority City
	Service Agreement Revenue	3.964%	4/15/26	250	245
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	153
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	200	231
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	1,034
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	396

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	535	562
Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	1,075	1,029
President & Fellows of Harvard College Massachusetts
GO	4.875%	10/15/40	275	318
Princeton University New Jersey GO	4.950%	3/1/19	1,875	2,086
Princeton University New Jersey GO	5.700%	3/1/39	300	376
Regional Transportation District of Colorado Sales Tax
Revenue	5.844%	11/1/50	150	187
Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	375
Salt River Project Arizona Agricultural Improvement &
Power District Revenue	4.839%	1/1/41	75	83
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	281
San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	100	122
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	500	611
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	464
San Diego County CA Regional Airport Authority
Revenue	5.594%	7/1/43	300	323
San Diego County CA Water Authority Revenue	6.138%	5/1/49	850	1,062
San Francisco CA City & County Public Utilities
Commission Water Revenue	6.000%	11/1/40	75	90
San Francisco CA City & County Public Utilities
Commission Water Revenue	6.950%	11/1/50	500	672
Santa Clara Valley CA Transportation Authority Sales
Tax Revenue	5.876%	4/1/32	645	768
Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	250	290
South Carolina Public Service Authority Revenue	6.454%	1/1/50	375	467
Stanford University California GO	4.250%	5/1/16	400	413
Texas GO	5.517%	4/1/39	660	812
Texas Transportation Commission Revenue	5.028%	4/1/26	100	114
Texas Transportation Commission Revenue	5.178%	4/1/30	275	316
Texas Transportation Commission Revenue	4.631%	4/1/33	300	326
Texas Transportation Commission Revenue	4.681%	4/1/40	100	110
Tufts University Massachusetts GO	5.017%	4/15/12	550	553
University of California Regents General Revenue	4.601%	5/15/31	500	525
University of California Regents Medical Center
Revenue	6.548%	5/15/48	150	187
University of California Regents Medical Center
Revenue	6.583%	5/15/49	125	156
University of California Revenue	1.796%	7/1/19	1,400	1,386
University of California Revenue	6.270%	5/15/31	500	554
University of California Revenue	5.770%	5/15/43	410	492
University of California Revenue	4.765%	5/15/44	150	156
University of California Revenue	5.946%	5/15/45	275	326
University of California Revenue	4.858%	5/15/12	330	298
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	75	87
University of Southern California GO	5.250%	10/1/11	200	234
University of Texas System Revenue Financing System
Revenue	5.262%	7/1/39	100	118
University of Texas System Revenue Financing System
Revenue	6.276%	8/15/41	75	85
University of Texas System Revenue Financing System
Revenue	5.134%	8/15/42	150	172
University of Texas System Revenue Financing System
Revenue	4.794%	8/15/46	385	425
University of Virginia Revenue	6.200%	9/1/39	800	1,066
Utah GO	4.554%	7/1/24	125	138
Utah GO	3.539%	7/1/25	50	52
Virginia Commonwealth Transportation Board Revenue	5.350%	5/15/35	160	181
Washington GO	5.481%	8/1/39	50	59
Washington GO	5.140%	8/1/40	480	552
15 Wisconsin GO	5.700%	5/1/26	325	384
Total Taxable Municipal Bonds (Cost $90,538)				96,777

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Temporary Cash Investments (2.9%)[1]
U.S. Government and Agency Obligations (0.1%)
5,16	Fannie Mae Discount Notes	0.070%	7/15/15	400	400
2,16	Federal Home Loan Bank Discount Notes	0.145%	7/22/15	2,500	2,500
2,16	Federal Home Loan Bank Discount Notes	0.133%	7/31/15	500	500
2,16	Federal Home Loan Bank Discount Notes	0.088%	9/4/15	6,000	5,999
2	Federal Home Loan Bank Discount Notes	0.093%	9/11/15	2,000	1,999
5	Freddie Mac Discount Notes	0.125%	10/30/15	500	500
					11,898

				Shares
Money Market Fund (2.8%)
17,18	Vanguard Market Liquidity Fund	0.137%		729,959,893	729,960
Total Temporary Cash Investments (Cost $741,858)					741,858
Total Investments (102.2%) (Cost $18,591,378)					26,563,181
Other Assets and Liabilities—Net (-2.2%)[18]					(574,039)
Net Assets (100%)					25,989,142

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $29,833,000.
— The market value of Baxter International Inc. ("Baxter") is adjusted by $508,000 to account for the when-issued sale on June 30, 2015, of shares of Baxalta Inc. to be received through a spin-off from Baxter. The Baxalta Inc. shares were sold because Baxalta Inc. is not part of the benchmark index, and the when-issued sale was settled on July 7, 2015, after receipt of the shares from Baxter.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 59.5% and 2.5%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 Securities with a value of $847,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4 U.S. government-guaranteed.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2015.
8 Adjustable-rate security.
9 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate value of these securities was $63,263,000, representing 0.2% of net assets.
10 Guaranteed by the Government of Japan.
11 Guaranteed by the Federal Republic of Germany.
12 Guaranteed by the Republic of Austria.
13 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
15 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
16 Securities with a value of $4,299,000 have been segregated as initial margin for open futures contracts.
17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
18 Includes $31,824,000 of collateral received for securities on loan.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

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© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA022 082015

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2015

VANGUARD VALLEY FORGE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 18, 2015

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.